Schedules of Investments

November 30, 2019

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.7%
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 2.0%
459,144	AT&T Inc.	$17,162,803
31,611	CenturyLink Inc.	458,043
2,847	GCI Liberty Inc., Class A Shares*	202,108
251,615	Verizon Communications Inc.	15,157,288
6,622	Zayo Group Holdings Inc.*	226,737

	Total Diversified Telecommunication Services	33,206,979

Entertainment - 1.9%
81,032	Activision Blizzard Inc.	4,442,985
3,132	Cinemark Holdings Inc.	106,081
44,276	Electronic Arts Inc.*	4,472,319
736	Liberty Media Corp-Liberty Formula One, Class A Shares*	31,699
5,730	Liberty Media Corp-Liberty Formula One, Class C Shares*	258,366
1,492	Lions Gate Entertainment Corp., Class A Shares*	13,950
3,040	Lions Gate Entertainment Corp., Class B Shares*	26,357
3,744	Live Nation Entertainment Inc.*	261,369
538	Madison Square Garden Co. (The), Class A Shares*	151,598
12,244	Netflix Inc.*	3,852,697
10,420	Roku Inc., Class A Shares*	1,671,055
3,425	Spotify Technology SA*	488,234
3,258	Take-Two Interactive Software Inc.*	395,358
304	Viacom Inc., Class A Shares	7,940
10,379	Viacom Inc., Class B Shares	249,822
89,863	Walt Disney Co. (The)	13,621,434
1,268	World Wrestling Entertainment Inc., Class A Shares(a)	78,641
24,595	Zynga Inc., Class A Shares*	153,227

	Total Entertainment	30,283,132

Interactive Media & Services - 4.0%
17,678	Alphabet Inc., Class A Shares*	23,053,703
12,222	Alphabet Inc., Class C Shares*	15,949,221
125,165	Facebook Inc., Class A Shares*	25,238,271
2,157	IAC/InterActiveCorp.*	480,364
1,592	Match Group Inc.(a)	112,204
3,112	TripAdvisor Inc.	88,381
21,864	Twitter Inc.*	675,816
1,686	Zillow Group Inc., Class A Shares*	65,855
3,582	Zillow Group Inc., Class C Shares*(a)	140,235

	Total Interactive Media & Services	65,804,050

Media - 0.9%
9,097	Altice USA Inc., Class A Shares*	232,701
1,285	AMC Networks Inc., Class A Shares*	49,382
126	Cable One Inc.	193,410
9,602	CBS Corp., Class B Shares	387,729
4,639	Charter Communications Inc., Class A Shares*	2,180,376
194,564	Comcast Corp., Class A Shares	8,590,001
4,573	Discovery Inc., Class A Shares*(a)	150,635
10,132	Discovery Inc., Class C Shares*	309,229
6,774	DISH Network Corp., Class A Shares*	231,467
10,184	Fox Corp., Class A Shares	364,180
4,730	Fox Corp., Class B Shares	165,455
11,187	Interpublic Group of Cos., Inc. (The)	250,589
1,295	John Wiley & Sons Inc., Class A Shares	61,202
727	Liberty Broadband Corp., Class A Shares*	86,011
3,061	Liberty Broadband Corp., Class C Shares*	365,759
2,474	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	120,484
4,476	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	217,131

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 8.9% - (continued)
Media - 0.9% - (continued)
4,670	New York Times Co. (The), Class A Shares	$150,607
11,011	News Corp., Class A Shares	141,822
3,589	News Corp., Class B Shares	47,267
1,279	Nexstar Media Group Inc., Class A Shares	137,761
6,258	Omnicom Group Inc.	497,386
1,765	Sinclair Broadcast Group Inc., Class A Shares	61,475
39,714	Sirius XM Holdings Inc.	277,204

	Total Media	15,269,263

Wireless Telecommunication Services - 0.1%
16,611	Sprint Corp.*	98,337
2,906	Telephone & Data Systems Inc.	68,901
9,088	T-Mobile US Inc.*	713,863
446	United States Cellular Corp.*	15,124

	Total Wireless Telecommunication Services	896,225

	TOTAL COMMUNICATION SERVICES	145,459,649

CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.4%
31,194	Adient PLC*	681,901
39,648	Aptiv PLC	3,722,154
5,986	BorgWarner Inc.	251,711
7,490	Gentex Corp.	212,716
87,822	Goodyear Tire & Rubber Co. (The)	1,404,274
1,770	Lear Corp.	212,949
18,624	Tenneco Inc., Class A Shares	230,751

	Total Auto Components	6,716,456

Automobiles - 0.2%
113,615	Ford Motor Co.	1,029,352
36,057	General Motors Co.	1,298,052
4,527	Harley-Davidson Inc.	164,692
4,084	Tesla Inc.*	1,347,475
1,451	Thor Industries Inc.	92,530

	Total Automobiles	3,932,101

Distributors - 0.1%
4,081	Genuine Parts Co.	425,934
8,912	LKQ Corp.*	314,415
1,117	Pool Corp.	230,605

	Total Distributors	970,954

Diversified Consumer Services - 0.2%
1,684	Bright Horizons Family Solutions Inc.*	253,476
2,539	frontdoor Inc.*	114,915
127	Graham Holdings Co., Class B Shares	80,215
1,391	Grand Canyon Education Inc.*	118,499
5,971	H&R Block Inc.	145,573
23,018	New Oriental Education & Technology Group Inc., ADR*	2,787,019
5,158	Service Corp. International	227,055
3,996	ServiceMaster Global Holdings Inc.*	156,603

	Total Diversified Consumer Services	3,883,355

Hotels, Restaurants & Leisure - 1.5%
6,921	Aramark	302,032
16,533	Caesars Entertainment Corp.*	215,590
11,559	Carnival Corp.	521,080
742	Chipotle Mexican Grill Inc., Class A Shares*	603,929
983	Choice Hotels International Inc.	95,597
3,573	Darden Restaurants Inc.	423,186
1,189	Domino’s Pizza Inc.	349,923
2,281	Dunkin’ Brands Group Inc.	174,610
5,326	Extended Stay America Inc.	78,612
2,487	Hilton Grand Vacations Inc.*	86,125
8,221	Hilton Worldwide Holdings Inc.	863,205
1,118	Hyatt Hotels Corp., Class A Shares	90,334

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 10.0% - (continued)
Hotels, Restaurants & Leisure - 1.5% - (continued)
2,847	International Game Technology PLC	$42,278
9,890	Las Vegas Sands Corp.	620,597
7,971	Marriott International Inc., Class A Shares	1,118,810
52,927	McDonald’s Corp.	10,293,243
14,648	MGM Resorts International	468,004
6,228	Norwegian Cruise Line Holdings Ltd.*	334,070
23,386	Planet Fitness Inc., Class A Shares*	1,728,693
4,979	Royal Caribbean Cruises Ltd.	597,580
2,187	Six Flags Entertainment Corp.	95,091
34,787	Starbucks Corp.	2,971,853
1,178	Vail Resorts Inc.	285,865
5,249	Wendy’s Co. (The)	112,539
2,708	Wyndham Destinations Inc.	131,338
2,835	Wyndham Hotels & Resorts Inc.	164,231
2,839	Wynn Resorts Ltd.	343,093
10,511	Yum China Holdings Inc.	467,950
8,892	Yum! Brands Inc.	895,158

	Total Hotels, Restaurants & Leisure	24,474,616

Household Durables - 0.4%
9,872	DR Horton Inc.	546,415
4,185	Garmin Ltd.	408,833
3,801	Leggett & Platt Inc.	198,868
8,155	Lennar Corp., Class A Shares	486,446
460	Lennar Corp., Class B Shares	21,698
1,728	Mohawk Industries Inc.*	240,831
11,127	Newell Brands Inc.	213,861
93	NVR Inc.*	352,646
7,399	PulteGroup Inc.	293,370
1,345	Tempur Sealy International Inc.*	114,164
3,850	Toll Brothers Inc.	154,654
23,036	Whirlpool Corp.	3,296,452

	Total Household Durables	6,328,238

Internet & Direct Marketing Retail - 3.2%
32,196	Alibaba Group Holding Ltd., ADR*	6,439,200
19,411	Amazon.com Inc.*	34,955,329
3,955	Booking Holdings Inc.*	7,530,439
23,066	eBay Inc.	819,304
3,463	Etsy Inc.*	150,259
4,059	Expedia Group Inc.	412,638
2,673	Grubhub Inc.*	115,260
159,913	Qurate Retail Inc., Class A Shares*	1,512,777
1,803	Wayfair Inc., Class A Shares*	153,111

	Total Internet & Direct Marketing Retail	52,088,317

Leisure Products - 0.2%
46,533	Brunswick Corp.	2,734,744
3,403	Hasbro Inc.	346,085
9,893	Mattel Inc.*	115,748
1,685	Polaris Inc.	164,625

	Total Leisure Products	3,361,202

Multiline Retail - 0.7%
7,534	Dollar General Corp.	1,185,550
79,944	Dollar Tree Inc.*	7,311,678
4,713	Kohl’s Corp.	221,558
8,965	Macy’s Inc.(a)	137,344
3,084	Nordstrom Inc.(a)	117,716
1,517	Ollie’s Bargain Outlet Holdings Inc.*	99,212
14,484	Target Corp.	1,810,645

	Total Multiline Retail	10,883,703

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 10.0% - (continued)
Specialty Retail - 2.3%
16,381	Advance Auto Parts Inc.	$2,573,128
1,577	AutoNation Inc.*	80,569
709	AutoZone Inc.*	835,145
6,650	Best Buy Co., Inc.	536,256
1,897	Burlington Stores Inc.*	426,825
4,819	CarMax Inc.*	468,696
1,191	Carvana Co., Class A Shares*	113,526
1,998	Dick’s Sporting Goods Inc.	91,528
1,604	Five Below Inc.*	198,431
1,928	Floor & Decor Holdings Inc., Class A Shares*	92,563
3,163	Foot Locker Inc.	126,678
6,291	Gap Inc. (The)	104,494
45,001	Home Depot Inc. (The)	9,923,171
6,681	L Brands Inc.	127,874
136,624	Lowe’s Cos., Inc.	16,027,361
2,188	O’Reilly Automotive Inc.*	967,709
992	Penske Automotive Group Inc.	50,086
10,447	Ross Stores Inc.	1,213,419
3,504	Tiffany & Co.	468,835
35,288	TJX Cos., Inc. (The)	2,157,155
3,458	Tractor Supply Co.	326,574
1,654	Ulta Beauty Inc.*	386,804
2,081	Urban Outfitters Inc.*	53,399
2,290	Williams-Sonoma Inc.	158,926

	Total Specialty Retail	37,509,152

Textiles, Apparel & Luxury Goods - 0.8%
46,474	Canada Goose Holdings Inc.*(a)	1,772,983
4,130	Capri Holdings Ltd.*	153,388
1,304	Carter’s Inc.	134,716
885	Columbia Sportswear Co.	81,863
136,792	Hanesbrands Inc.	2,061,455
3,426	lululemon athletica Inc.*	773,214
67,120	NIKE Inc., Class B Shares	6,275,049
2,161	PVH Corp.	209,531
1,486	Ralph Lauren Corp., Class A Shares	159,507
3,866	Skechers U.S.A. Inc., Class A Shares*	155,491
8,336	Tapestry Inc.	224,155
5,514	Under Armour Inc., Class A Shares*	104,159
5,736	Under Armour Inc., Class C Shares*	99,233
8,933	V.F. Corp.	790,928

	Total Textiles, Apparel & Luxury Goods	12,995,672

	TOTAL CONSUMER DISCRETIONARY	163,143,766

CONSUMER STAPLES - 5.8%
Beverages - 1.5%
29,380	Anheuser-Busch InBev SA, ADR(a)	2,331,303
1,309	Brown-Forman Corp., Class A Shares	83,514
5,041	Brown-Forman Corp., Class B Shares	341,881
274,498	Coca-Cola Co. (The)	14,658,193
4,604	Constellation Brands Inc., Class A Shares	856,620
6,045	Keurig Dr Pepper Inc.	187,032
5,104	Molson Coors Brewing Co., Class B Shares	257,650
11,220	Monster Beverage Corp.*	671,181
40,720	PepsiCo Inc.	5,530,998

	Total Beverages	24,918,372

Food & Staples Retailing - 0.9%
1,052	Casey’s General Stores Inc.	182,806
21,137	Costco Wholesale Corp.	6,337,084
559	Grocery Outlet Holding Corp.*	18,520
23,073	Kroger Co. (The)	630,816
3,218	Sprouts Farmers Market Inc.*	63,716
13,851	Sysco Corp.	1,115,698

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 5.8% - (continued)
Food & Staples Retailing - 0.9% - (continued)
6,397	US Foods Holding Corp.*	$254,409
22,155	Walgreens Boots Alliance Inc.	1,320,438
40,823	Walmart Inc.	4,861,611

	Total Food & Staples Retailing	14,785,098

Food Products - 2.1%
196,871	Archer-Daniels-Midland Co.	8,451,672
387	Beyond Meat Inc.*(a)	32,106
4,007	Bunge Ltd.	213,894
4,854	Campbell Soup Co.	226,051
267,400	Conagra Brands Inc.	7,719,838
5,576	Flowers Foods Inc.	120,051
17,406	General Mills Inc.	928,088
2,774	Hain Celestial Group Inc. (The)*	68,573
4,192	Hershey Co. (The)	621,087
8,065	Hormel Foods Corp.	359,134
1,943	Ingredion Inc.	161,599
3,187	J.M. Smucker Co. (The)	334,922
7,222	Kellogg Co.	470,297
18,125	Kraft Heinz Co. (The)	552,813
4,242	Lamb Weston Holdings Inc.	356,243
12,141	McCormick & Co., Inc.	2,054,864
194,512	Mondelez International Inc., Class A Shares	10,219,660
1,576	Pilgrim’s Pride Corp.*	49,644
1,922	Post Holdings Inc.*	202,963
8	Seaboard Corp.	32,893
1,514	TreeHouse Foods Inc.*	74,019
8,355	Tyson Foods Inc., Class A Shares	751,031

	Total Food Products	34,001,442

Household Products - 0.8%
7,143	Church & Dwight Co., Inc.	501,724
3,655	Clorox Co. (The)	541,781
24,430	Colgate-Palmolive Co.	1,656,842
1,671	Energizer Holdings Inc.	83,366
9,920	Kimberly-Clark Corp.	1,352,493
71,860	Procter & Gamble Co. (The)	8,771,232
1,140	Spectrum Brands Holdings Inc.	71,273

	Total Household Products	12,978,711

Personal Products - 0.1%
8,462	Coty Inc., Class A Shares	97,652
6,239	Estee Lauder Cos., Inc. (The), Class A Shares	1,219,537
3,027	Herbalife Nutrition Ltd.*	138,061
1,667	Nu Skin Enterprises Inc., Class A Shares	63,746

	Total Personal Products	1,518,996

Tobacco - 0.4%
54,387	Altria Group Inc.	2,703,034
45,181	Philip Morris International Inc.	3,746,860

	Total Tobacco	6,449,894

	TOTAL CONSUMER STAPLES	94,652,513

ENERGY - 4.3%
Energy Equipment & Services - 0.6%
2,264	Apergy Corp.*	57,823
18,321	Baker Hughes Co., Class A Shares	410,757
400,177	Halliburton Co.	8,399,715
3,093	Helmerich & Payne Inc.	122,266
11,194	National Oilwell Varco Inc.	252,425
5,776	Patterson-UTI Energy Inc.	51,637
40,249	Schlumberger Ltd.	1,457,014
15,646	Transocean Ltd.*	77,917

	Total Energy Equipment & Services	10,829,554

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.3% - (continued)
Oil, Gas & Consumable Fuels - 3.7%
6,739	Antero Midstream Corp.(a)	$30,865
7,956	Antero Resources Corp.*	15,832
10,907	Apache Corp.	243,008
11,956	Cabot Oil & Gas Corp.	190,579
5,357	Centennial Resource Development Inc., Class A Shares*	16,553
6,758	Cheniere Energy Inc.*	409,129
37,981	Chesapeake Energy Corp.*	22,610
55,422	Chevron Corp.	6,491,579
2,897	Cimarex Energy Co.	133,175
5,772	Concho Resources Inc.	418,816
159,597	ConocoPhillips	9,566,244
2,520	Continental Resources Inc.	77,818
11,697	Devon Energy Corp.	256,047
4,770	Diamondback Energy Inc.	368,912
63,299	EOG Resources Inc.	4,487,899
7,453	EQT Corp.	65,065
6,036	Equitrans Midstream Corp.(a)	60,179
123,064	Exxon Mobil Corp.	8,384,350
7,800	Hess Corp.	484,302
4,419	HollyFrontier Corp.	227,799
56,687	Kinder Morgan Inc.	1,111,632
10,701	Kosmos Energy Ltd.	63,885
586,182	Marathon Oil Corp.	6,829,020
19,078	Marathon Petroleum Corp.	1,156,890
4,472	Murphy Oil Corp.	102,901
13,823	Noble Energy Inc.	286,965
179,215	Occidental Petroleum Corp.	6,912,323
11,940	ONEOK Inc.	848,337
7,871	Parsley Energy Inc., Class A Shares	117,908
3,452	PBF Energy Inc., Class A Shares	108,048
13,035	Phillips 66	1,495,375
26,981	Pioneer Natural Resources Co.	3,449,251
5,829	Range Resources Corp.(a)	20,343
115,233	Suncor Energy Inc.	3,618,316
6,639	Targa Resources Corp.	242,523
12,102	Valero Energy Corp.	1,155,620
35,238	Williams Cos., Inc. (The)	800,607
12,309	WPX Energy Inc.*	121,121

	Total Oil, Gas & Consumable Fuels	60,391,826

	TOTAL ENERGY	71,221,380

FINANCIALS - 11.7%
Banks - 3.3%
4,919	Associated Banc-Corp.	105,463
244,808	Bank of America Corp.	8,157,003
1,161	Bank of Hawaii Corp.	104,618
3,678	Bank OZK	109,163
2,845	BankUnited Inc.	99,746
168,619	BB&T Corp.	9,226,832
984	BOK Financial Corp.	82,007
2,863	CIT Group Inc.	130,324
65,642	Citigroup Inc.	4,931,027
12,970	Citizens Financial Group Inc.	498,826
4,317	Comerica Inc.	303,960
2,888	Commerce Bancshares Inc.	193,583
1,638	Cullen/Frost Bankers Inc.	153,251
4,053	East West Bancorp Inc.	185,708
21,515	Fifth Third Bancorp	649,538
221	First Citizens BancShares Inc., Class A Shares	114,876
3,308	First Hawaiian Inc.	94,410
9,235	First Horizon National Corp.	148,499

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.7% - (continued)
Banks - 3.3% - (continued)
4,758	First Republic Bank	$522,904
9,560	FNB Corp.	118,735
30,230	Huntington Bancshares Inc.	450,125
92,423	JPMorgan Chase & Co.	12,177,654
29,128	KeyCorp	564,792
3,870	M&T Bank Corp.	637,544
3,488	PacWest Bancorp	129,893
11,220	People’s United Financial Inc.	185,130
2,272	Pinnacle Financial Partners Inc.	139,546
12,925	PNC Financial Services Group Inc. (The)	1,980,239
2,820	Popular Inc.	155,974
2,023	Prosperity Bancshares Inc.	142,116
28,961	Regions Financial Corp.	481,911
1,601	Signature Bank	197,499
6,125	Sterling Bancorp	125,072
12,877	SunTrust Banks Inc.	912,207
1,507	SVB Financial Group*	349,217
4,455	Synovus Financial Corp.	169,691
4,316	TCF Financial Corp.	183,387
1,518	Texas Capital Bancshares Inc.*	87,740
5,802	Umpqua Holdings Corp.	94,979
41,587	US Bancorp	2,496,468
2,778	Webster Financial Corp.	135,261
115,417	Wells Fargo & Co.	6,285,610
2,917	Western Alliance Bancorp	152,151
1,485	Wintrust Financial Corp.	100,846
5,062	Zions Bancorp N.A.	251,986

	Total Banks	54,517,511

Capital Markets - 3.6%
18,670	Affiliated Managers Group Inc.	1,593,858
40,155	Ameriprise Financial Inc.	6,580,200
171,765	Bank of New York Mellon Corp. (The)	8,411,332
8,152	BGC Partners Inc., Class A Shares	47,282
7,872	BlackRock Inc., Class A Shares	3,895,931
3,214	Cboe Global Markets Inc.	382,145
91,697	Charles Schwab Corp. (The)	4,539,001
10,290	CME Group Inc., Class A Shares	2,086,092
6,966	E*Trade Financial Corp.	308,594
3,381	Eaton Vance Corp.	159,482
1,218	Evercore Inc., Class A Shares	94,249
1,110	FactSet Research Systems Inc.	288,211
8,381	Franklin Resources Inc.	230,394
9,402	Goldman Sachs Group Inc. (The)	2,081,133
2,238	Interactive Brokers Group Inc., Class A Shares	108,364
85,199	Intercontinental Exchange Inc.	8,023,190
11,438	Invesco Ltd.	200,851
2,928	Janus Henderson Group PLC	74,371
3,122	Lazard Ltd., Class A Shares	120,634
2,044	Legg Mason Inc.	79,879
2,378	LPL Financial Holdings Inc.	219,608
1,080	MarketAxess Holdings Inc.	436,126
4,773	Moody’s Corp.	1,081,896
34,537	Morgan Stanley(b)	1,708,891
550	Morningstar Inc.	86,405
12,631	MSCI Inc., Class A Shares	3,273,829
3,398	Nasdaq Inc.	356,110
5,735	Northern Trust Corp.	615,021
3,607	Raymond James Financial Inc.	323,981
31,294	S&P Global Inc.	8,281,957
3,785	SEI Investments Co.	244,246

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.7% - (continued)
Capital Markets - 3.6% - (continued)
10,816	State Street Corp.	$812,282
6,696	T. Rowe Price Group Inc.	827,358
8,005	TD Ameritrade Holding Corp.	414,899
1,319	Virtu Financial Inc., Class A Shares(a)	21,895

	Total Capital Markets	58,009,697

Consumer Finance - 0.5%
11,343	Ally Financial Inc.	361,161
42,994	American Express Co.	5,164,439
13,579	Capital One Financial Corp.	1,358,036
307	Credit Acceptance Corp.*	132,151
9,225	Discover Financial Services	782,926
5,879	Navient Corp.	84,364
1,910	OneMain Holdings Inc., Class A Shares	82,302
3,109	Santander Consumer USA Holdings Inc.	73,217
12,361	SLM Corp.	105,439
19,245	Synchrony Financial	719,955

	Total Consumer Finance	8,863,990

Diversified Financial Services - 0.8%
12,200	AXA Equitable Holdings Inc.	301,828
56,869	Berkshire Hathaway Inc., Class B Shares*	12,528,241
7,536	Jefferies Financial Group Inc.	157,502
4,062	Voya Financial Inc.	236,733

	Total Diversified Financial Services	13,224,304

Insurance - 3.4%
21,429	Aflac Inc.	1,175,166
414	Alleghany Corp.*	322,937
89,446	Allstate Corp. (The)	9,959,812
2,136	American Financial Group Inc.	234,341
177,588	American International Group Inc.	9,351,784
167	American National Insurance Co.	19,706
6,800	Aon PLC	1,384,548
11,185	Arch Capital Group Ltd.*	469,435
5,392	Arthur J. Gallagher & Co.	502,912
21,612	Assurant Inc.	2,871,586
2,938	Assured Guaranty Ltd.	145,872
4,250	Athene Holding Ltd., Class A Shares*	191,335
2,381	Axis Capital Holdings Ltd.	140,908
3,398	Brighthouse Financial Inc.*	139,862
6,932	Brown & Brown Inc.	261,614
13,231	Chubb Ltd.	2,004,232
4,417	Cincinnati Financial Corp.	472,840
826	CNA Financial Corp.	36,939
747	Erie Indemnity Co., Class A Shares	126,467
1,178	Everest Re Group Ltd.	319,544
7,745	Fidelity National Financial Inc.	368,894
3,257	First American Financial Corp.	207,210
3,061	Globe Life Inc.	314,548
1,190	Hanover Insurance Group Inc. (The)	161,757
10,540	Hartford Financial Services Group Inc. (The)	652,004
1,835	Kemper Corp.	135,643
74,391	Lincoln National Corp.	4,392,789
7,618	Loews Corp.	387,756
393	Markel Corp.*	446,271
97,331	Marsh & McLennan Cos., Inc.	10,518,561
827	Mercury General Corp.	40,507
23,011	MetLife Inc.	1,148,479
8,263	Old Republic International Corp.	186,413
1,224	Primerica Inc.	163,820
8,102	Principal Financial Group Inc.	446,420
16,936	Progressive Corp. (The)	1,237,175

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.7% - (continued)
Insurance - 3.4% - (continued)
11,785	Prudential Financial Inc.	$1,103,312
1,814	Reinsurance Group of America Inc., Class A Shares	300,144
1,279	RenaissanceRe Holdings Ltd.	240,874
7,602	Travelers Cos., Inc. (The)	1,039,345
6,049	Unum Group	185,946
93	White Mountains Insurance Group Ltd.	102,944
3,745	Willis Towers Watson PLC	735,668
4,023	WR Berkley Corp.	273,564

	Total Insurance	54,921,884

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
16,051	AGNC Investment Corp.	278,003
42,333	Annaly Capital Management Inc.	394,967
4,886	Chimera Investment Corp.	99,528
13,603	MFA Financial Inc.	104,199
12,464	New Residential Investment Corp.	193,192
8,134	Starwood Property Trust Inc.	199,283
7,445	Two Harbors Investment Corp.	108,250

	Total Mortgage Real Estate Investment Trusts (REITs)	1,377,422

Thrifts & Mortgage Finance - 0.0%
227	LendingTree Inc.*	81,841
9,463	MGIC Investment Corp.	136,362
13,285	New York Community Bancorp Inc.	158,357
1,501	TFS Financial Corp.	30,455

	Total Thrifts & Mortgage Finance	407,015

	TOTAL FINANCIALS	191,321,823

HEALTH CARE - 15.7%
Biotechnology - 1.7%
42,988	AbbVie Inc.	3,771,337
1,532	Agios Pharmaceuticals Inc.*	59,595
44,208	Alexion Pharmaceuticals Inc.*	5,037,060
4,562	Alkermes PLC*	95,893
3,106	Alnylam Pharmaceuticals Inc.*	363,837
17,430	Amgen Inc.	4,091,170
5,347	Biogen Inc.*	1,603,084
22,838	BioMarin Pharmaceutical Inc.*	1,843,255
1,614	Bluebird Bio Inc.*	130,637
19,846	Exact Sciences Corp.*	1,607,724
8,751	Exelixis Inc.*	145,529
37,077	Gilead Sciences Inc.	2,493,058
5,158	Incyte Corp.*	485,677
3,713	Ionis Pharmaceuticals Inc.*	237,483
6,013	Moderna Inc.*	122,425
2,650	Neurocrine Biosciences Inc.*	309,017
2,375	Regeneron Pharmaceuticals Inc.*	876,375
1,478	Sage Therapeutics Inc.*	228,750
15,670	Sarepta Therapeutics Inc.*	1,762,718
3,187	Seattle Genetics Inc.*	383,555
1,250	United Therapeutics Corp.*	115,325
7,450	Vertex Pharmaceuticals Inc.*	1,652,038

	Total Biotechnology	27,415,542

Health Care Equipment & Supplies - 4.5%
144,661	Abbott Laboratories	12,361,282
1,301	ABIOMED Inc.*	255,230
9,989	Align Technology Inc.*	2,770,349
139,341	Baxter International Inc.	11,421,782
7,782	Becton Dickinson and Co.	2,011,647
40,350	Boston Scientific Corp.*	1,745,137
1,084	Cantel Medical Corp.	83,360
1,413	Cooper Cos., Inc. (The)	442,396
18,502	Danaher Corp.	2,700,922

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.7% - (continued)
Health Care Equipment & Supplies - 4.5% - (continued)
6,539	DENTSPLY SIRONA Inc.	$369,715
2,628	DexCom Inc.*	597,371
15,057	Edwards Lifesciences Corp.*	3,688,062
1,939	Hill-Rom Holdings Inc.	207,880
7,731	Hologic Inc.*	396,755
551	ICU Medical Inc.*	103,301
13,085	IDEXX Laboratories Inc.*	3,291,924
1,710	Insulet Corp.*	317,547
2,077	Integra LifeSciences Holdings Corp.*	126,676
3,329	Intuitive Surgical Inc.*	1,973,764
1,381	Masimo Corp.*	214,152
203,158	Medtronic PLC	22,629,770
929	Penumbra Inc.*	164,359
4,121	ResMed Inc.	616,502
2,400	STERIS PLC	362,736
9,969	Stryker Corp.	2,042,249
1,340	Teleflex Inc.	473,476
2,667	Varian Medical Systems Inc.*	356,658
2,145	West Pharmaceutical Services Inc.	315,379
5,956	Zimmer Biomet Holdings Inc.	865,288

	Total Health Care Equipment & Supplies	72,905,669

Health Care Providers & Services - 4.1%
2,622	Acadia Healthcare Co., Inc.*	84,323
4,405	AmerisourceBergen Corp., Class A Shares	387,243
7,479	Anthem Inc.	2,158,888
153,656	Cardinal Health Inc.	8,455,690
100,661	Centene Corp.*	6,086,971
446	Chemed Corp.	191,789
52,226	Cigna Corp.	10,441,022
2,733	Covetrus Inc.*	39,109
163,832	CVS Health Corp.	12,331,635
3,554	DaVita Inc.*	255,071
2,840	Encompass Health Corp.	200,816
1,028	Guardant Health Inc.*	79,845
49,707	HCA Healthcare Inc.	6,892,373
4,360	Henry Schein Inc.*	300,404
3,920	Humana Inc.	1,337,622
2,849	Laboratory Corp. of America Holdings*	490,854
5,368	McKesson Corp.	776,427
2,516	MEDNAX Inc.*	65,718
1,809	Molina Healthcare Inc.*	245,119
1,582	Premier Inc., Class A Shares*	56,224
3,896	Quest Diagnostics Inc.	415,119
55,478	UnitedHealth Group Inc.	15,526,628
2,300	Universal Health Services Inc., Class B Shares	320,827
1,454	WellCare Health Plans Inc.*	468,290

	Total Health Care Providers & Services	67,608,007

Health Care Technology - 0.1%
9,196	Cerner Corp.	658,342
1,427	Change Healthcare Inc.*	19,093
3,734	Veeva Systems Inc., Class A Shares*	557,038

	Total Health Care Technology	1,234,473

Life Sciences Tools & Services - 0.9%
484	Adaptive Biotechnologies Corp.*	13,160
9,003	Agilent Technologies Inc.	727,172
6,886	Avantor Inc.*	117,957
623	Bio-Rad Laboratories Inc., Class A Shares*	230,124
1,088	Bio-Techne Corp.	237,456
3,043	Bruker Corp.	155,771
1,412	Charles River Laboratories International Inc.*	205,093

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.7% - (continued)
Life Sciences Tools & Services - 0.9% - (continued)
12,843	Illumina Inc.*	$4,119,521
5,213	IQVIA Holdings Inc.*	760,994
710	Mettler-Toledo International Inc.*	510,781
3,200	PerkinElmer Inc.	297,280
1,697	PRA Health Sciences Inc.*	184,651
6,419	QIAGEN NV*	274,733
23,400	Thermo Fisher Scientific Inc.	7,346,430
1,921	Waters Corp.*	426,596

	Total Life Sciences Tools & Services	15,607,719

Pharmaceuticals - 4.4%
9,532	Allergan PLC	1,762,848
120,008	Bristol-Myers Squibb Co.	6,833,256
4,207	Catalent Inc.*	218,722
172,659	Elanco Animal Health Inc.*	4,784,381
25,001	Eli Lilly & Co.	2,933,867
5,413	Horizon Therapeutics PLC*	177,438
1,623	Jazz Pharmaceuticals PLC*	245,268
151,028	Johnson & Johnson	20,764,840
173,482	Merck & Co., Inc.	15,124,161
15,086	Mylan NV*	283,315
4,870	Nektar Therapeutics, Class A Shares*	98,812
3,736	Perrigo Co. PLC	191,395
352,137	Pfizer Inc.	13,564,317
43,197	Zoetis Inc., Class A Shares	5,206,102

	Total Pharmaceuticals	72,188,722

	TOTAL HEALTH CARE	256,960,132

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.3%
11,353	Arconic Inc.	351,489
15,386	Boeing Co. (The)	5,634,045
2,786	BWX Technologies Inc.	167,522
1,260	Curtiss-Wright Corp.	173,011
7,407	General Dynamics Corp.	1,346,148
1,131	HEICO Corp.	146,906
2,213	HEICO Corp., Class A Shares	222,274
2,510	Hexcel Corp.	199,871
1,179	Huntington Ingalls Industries Inc.	296,719
6,415	L3Harris Technologies Inc.	1,289,992
7,188	Lockheed Martin Corp.	2,810,724
26,700	Northrop Grumman Corp.	9,392,259
48,529	Raytheon Co.	10,551,175
2,994	Spirit AeroSystems Holdings Inc., Class A Shares	260,448
1,049	Teledyne Technologies Inc.*	358,747
6,683	Textron Inc.	309,022
1,428	TransDigm Group Inc.	809,819
23,577	United Technologies Corp.	3,497,412

	Total Aerospace & Defense	37,817,583

Air Freight & Logistics - 0.8%
16,987	CH Robinson Worldwide Inc.	1,305,451
4,976	Expeditors International of Washington Inc.	372,006
7,006	FedEx Corp.	1,121,310
48,028	United Parcel Service Inc., Class B Shares	5,750,393
43,090	XPO Logistics Inc.*	3,563,112

	Total Air Freight & Logistics	12,112,272

Airlines - 0.2%
3,503	Alaska Air Group Inc.	241,742
11,571	American Airlines Group Inc.	332,550
947	Copa Holdings SA, Class A Shares	98,734
16,928	Delta Air Lines Inc.	970,144
8,578	JetBlue Airways Corp.*	165,298

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.0% - (continued)
Airlines - 0.2% - (continued)
14,029	Southwest Airlines Co.	$808,632
6,826	United Airlines Holdings Inc.*	633,453

	Total Airlines	3,250,553

Building Products - 0.6%
2,705	Allegion PLC	324,681
3,995	AO Smith Corp.	193,358
78,255	Armstrong World Industries Inc.	7,514,045
4,045	Fortune Brands Home & Security Inc.	255,887
23,124	Johnson Controls International PLC	990,401
1,017	Lennox International Inc.	260,200
8,373	Masco Corp.	389,763
3,119	Owens Corning	209,160
3,836	Resideo Technologies Inc.*	37,516

	Total Building Products	10,175,011

Commercial Services & Supplies - 0.7%
3,641	ADT Inc.(a)	33,643
2,430	Cintas Corp.	624,656
1,510	Clean Harbors Inc.*	124,801
5,734	Copart Inc.*	510,326
3,800	IAA Inc.*	172,254
3,800	KAR Auction Services Inc.	80,256
6,186	Republic Services Inc., Class A Shares	548,389
4,109	Rollins Inc.	147,308
2,433	Stericycle Inc.*	152,841
84,544	Waste Management Inc.	9,545,863

	Total Commercial Services & Supplies	11,940,337

Construction & Engineering - 0.3%
52,038	AECOM*	2,254,806
4,054	Fluor Corp.	70,702
3,864	Jacobs Engineering Group Inc.	355,836
55,058	Quanta Services Inc.	2,292,615
635	Valmont Industries Inc.	90,894

	Total Construction & Engineering	5,064,853

Electrical Equipment - 0.3%
1,160	Acuity Brands Inc.	151,705
6,598	AMETEK Inc.	653,268
12,273	Eaton Corp. PLC	1,135,252
17,794	Emerson Electric Co.	1,314,265
1,240	GrafTech International Ltd.(a)	17,472
1,590	Hubbell Inc., Class B Shares	233,762
4,394	nVent Electric PLC	108,576
1,210	Regal Beloit Corp.	98,893
3,383	Rockwell Automation Inc.	662,527
4,613	Sensata Technologies Holding PLC*	237,523

	Total Electrical Equipment	4,613,243

Industrial Conglomerates - 0.9%
16,263	3M Co.	2,760,970
1,627	Carlisle Cos., Inc.	253,780
251,527	General Electric Co.	2,834,709
37,753	Honeywell International Inc.	6,740,798
2,974	Roper Technologies Inc.	1,071,740

	Total Industrial Conglomerates	13,661,997

Machinery - 0.9%
1,882	AGCO Corp.	147,041
3,176	Allison Transmission Holdings Inc.	153,718
15,859	Caterpillar Inc.	2,295,273
2,563	Colfax Corp.*	86,373
1,502	Crane Co.	124,771
4,465	Cummins Inc.	816,470
9,246	Deere & Co.	1,553,790

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.0% - (continued)
Machinery - 0.9% - (continued)
3,743	Donaldson Co., Inc.	$209,907
4,194	Dover Corp.	467,547
3,843	Flowserve Corp.	187,154
8,574	Fortive Corp.	618,786
3,820	Gardner Denver Holdings Inc.*	129,383
1,535	Gates Industrial Corp. PLC*	18,251
4,836	Graco Inc.	233,627
2,193	IDEX Corp.	356,889
9,429	Illinois Tool Works Inc.	1,643,758
6,992	Ingersoll-Rand PLC	916,721
2,545	ITT Inc.	177,590
1,719	Lincoln Electric Holdings Inc.	158,595
1,624	Middleby Corp. (The)*	187,994
1,662	Nordson Corp.	275,609
1,971	Oshkosh Corp.	178,297
9,848	PACCAR Inc.	801,332
3,716	Parker-Hannifin Corp.	738,704
4,761	Pentair PLC	211,150
1,593	Snap-on Inc.	255,613
4,398	Stanley Black & Decker Inc.	693,741
1,987	Timken Co. (The)	104,496
3,100	Toro Co. (The)	242,358
3,041	Trinity Industries Inc.	63,983
1,498	WABCO Holdings Inc.*	201,856
5,211	Westinghouse Air Brake Technologies Corp.	409,428
1,572	Woodward Inc.	183,594
5,198	Xylem Inc.	402,897

	Total Machinery	15,246,696

Marine - 0.0%
1,722	Kirby Corp.*	145,285

Professional Services - 0.4%
1,044	CoStar Group Inc.*	639,826
3,493	Equifax Inc.	487,763
46,405	IHS Markit Ltd.*	3,371,323
1,664	ManpowerGroup Inc.	154,153
10,423	Nielsen Holdings PLC	203,770
3,340	Robert Half International Inc.	194,388
5,430	TransUnion	468,663
4,634	Verisk Analytics Inc., Class A Shares	683,422

	Total Professional Services	6,203,308

Road & Rail - 0.7%
261	AMERCO	94,539
29,571	Avis Budget Group Inc.*	879,737
22,111	CSX Corp.	1,581,821
1,641	Genesee & Wyoming Inc., Class A Shares*	182,889
36,431	Hertz Global Holdings Inc.*	564,681
2,471	JB Hunt Transport Services Inc.	285,697
2,911	Kansas City Southern	443,695
3,574	Knight-Swift Transportation Holdings Inc., Class A Shares	132,202
1,141	Landstar System Inc.	127,119
947	Lyft Inc., Class A Shares*	46,384
7,729	Norfolk Southern Corp.	1,495,562
1,890	Old Dominion Freight Line Inc.	362,105
1,485	Ryder System Inc.	77,948
1,355	Schneider National Inc., Class B Shares	30,826
65,782	Uber Technologies Inc.*	1,947,147
20,583	Union Pacific Corp.	3,622,402

	Total Road & Rail	11,874,754

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.0% - (continued)
Trading Companies & Distributors - 0.9%
57,918	AerCap Holdings NV*	$3,579,911
44,377	Air Lease Corp., Class A Shares	2,060,424
16,598	Fastenal Co.	589,561
4,949	HD Supply Holdings Inc.*	197,069
1,183	MSC Industrial Direct Co., Inc., Class A Shares	86,844
30,099	United Rentals Inc.*	4,606,652
4,471	Univar Solutions Inc.*	104,711
941	Watsco Inc.	167,470
1,227	WESCO International Inc.*	64,565
9,901	WW Grainger Inc.	3,138,122

	Total Trading Companies & Distributors	14,595,329

Transportation Infrastructure - 0.0%
2,173	Macquarie Infrastructure Corp.	91,157

	TOTAL INDUSTRIALS	146,792,378

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.8%
1,739	Arista Networks Inc.*	339,331
4,561	Ciena Corp.*	173,136
462,522	Cisco Systems Inc.	20,956,872
62,354	CommScope Holding Co., Inc.*	848,014
1,404	EchoStar Corp., Class A Shares*	59,066
1,734	F5 Networks Inc.*	252,661
10,017	Juniper Networks Inc.	251,026
34,990	Motorola Solutions Inc.	5,853,827
455	Ubiquiti Inc.(a)	89,726
1,592	ViaSat Inc.*	117,012

	Total Communications Equipment	28,940,671

Electronic Equipment, Instruments & Components - 0.7%
8,467	Amphenol Corp., Class A Shares	880,568
31,126	Arrow Electronics Inc.*	2,478,875
2,979	Avnet Inc.	121,096
4,205	CDW Corp.	567,885
4,632	Cognex Corp.	232,434
696	Coherent Inc.*	104,999
22,423	Corning Inc.	651,164
1,889	Dolby Laboratories Inc., Class A Shares	130,114
163,428	Flex Ltd.*	1,939,890
3,914	FLIR Systems Inc.	209,634
1,045	IPG Photonics Corp.*	148,484
4,410	Jabil Inc.	171,284
5,444	Keysight Technologies Inc.*	582,671
694	Littelfuse Inc.	125,899
3,754	National Instruments Corp.	158,119
7,162	SYNNEX Corp.	879,565
8,114	Tech Data Corp.*	1,175,638
7,149	Trimble Inc.*	289,749
1,568	Zebra Technologies Corp., Class A Shares*	393,474

	Total Electronic Equipment, Instruments & Components	11,241,542

IT Services - 4.5%
18,528	Accenture PLC, Class A Shares	3,727,092
37,294	Akamai Technologies Inc.*	3,249,053
20,223	Alliance Data Systems Corp.	2,162,041
3,930	Amdocs Ltd.	272,349
12,646	Automatic Data Processing Inc.	2,159,684
4,168	Black Knight Inc.*	262,626
3,956	Booz Allen Hamilton Holding Corp., Class A Shares	287,839
3,301	Broadridge Financial Solutions Inc.	408,367
668	CACI International Inc., Class A Shares*	159,866
15,987	Cognizant Technology Solutions Corp., Class A Shares	1,024,927
2,331	CoreLogic Inc.*	96,573

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 21.5% - (continued)
IT Services - 4.5% - (continued)
7,597	DXC Technology Co.	$283,596
1,514	EPAM Systems Inc.*	320,741
1,457	Euronet Worldwide Inc.*	229,026
30,486	Fidelity National Information Services Inc.	4,211,641
58,284	Fiserv Inc.*	6,774,932
2,475	FleetCor Technologies Inc.*	759,627
2,535	Gartner Inc.*	406,766
5,125	Genpact Ltd.	208,587
8,659	Global Payments Inc.	1,568,145
5,128	GoDaddy Inc., Class A Shares*	340,397
25,784	International Business Machines Corp.	3,466,659
2,229	Jack Henry & Associates Inc.	338,674
3,992	Leidos Holdings Inc.	362,633
26,095	MasterCard Inc., Class A Shares	7,625,742
1,232	MongoDB Inc., Class A Shares*	183,198
2,994	Okta Inc., Class A Shares*	388,561
9,324	Paychex Inc.	802,983
59,454	PayPal Holdings Inc.*	6,421,627
121,750	Sabre Corp.	2,730,852
44,891	Square Inc., Class A Shares*	3,102,866
1,129	Switch Inc., Class A Shares	17,793
3,384	Twilio Inc., Class A Shares*	349,499
3,051	VeriSign Inc.*	581,948
99,604	Visa Inc., Class A Shares	18,377,934
12,292	Western Union Co. (The)	330,409
1,228	WEX Inc.*	246,988

	Total IT Services	74,242,241

Semiconductors & Semiconductor Equipment - 5.2%
29,096	Advanced Micro Devices Inc.*	1,139,108
73,027	Analog Devices Inc.	8,248,400
73,490	Applied Materials Inc.	4,255,071
49,226	Broadcom Inc.	15,565,754
3,104	Cree Inc.*	137,228
10,661	Cypress Semiconductor Corp.	250,001
3,809	Entegris Inc.	180,242
2,389	First Solar Inc.*	131,968
264,488	Intel Corp.	15,353,528
4,627	KLA Corp.	758,180
4,192	Lam Research Corp.	1,118,551
19,029	Marvell Technology Group Ltd.	501,795
7,877	Maxim Integrated Products Inc.	446,390
53,389	Microchip Technology Inc.	5,047,396
32,142	Micron Technology Inc.*	1,527,066
1,547	MKS Instruments Inc.	164,415
1,199	Monolithic Power Systems Inc.	192,655
43,381	NVIDIA Corp.	9,402,398
11,784	ON Semiconductor Corp.*	253,003
3,413	Qorvo Inc.*	355,669
66,669	QUALCOMM Inc.	5,570,195
82,937	Skyworks Solutions Inc.	8,152,707
4,956	Teradyne Inc.	310,196
42,864	Texas Instruments Inc.	5,152,681
1,250	Universal Display Corp.	242,775
7,381	Xilinx Inc.	684,809

	Total Semiconductors & Semiconductor Equipment	85,142,181

Software - 6.5%
1,658	2U Inc.*(a)	41,351
37,844	Adobe Inc.*	11,713,853
1,361	Alteryx Inc., Class A Shares*	154,514
2,440	Anaplan Inc.*	131,565

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 21.5% - (continued)
Software - 6.5% - (continued)
2,426	ANSYS Inc.*	$617,878
2,042	Aspen Technology Inc.*	256,067
3,087	Atlassian Corp. PLC, Class A Shares*	392,389
6,400	Autodesk Inc.*	1,157,760
1,278	Avalara Inc.*	99,722
8,075	Cadence Design Systems Inc.*	567,269
3,566	CDK Global Inc.	190,959
1,082	Cerence Inc.*	16,836
2,390	Ceridian HCM Holding Inc.*	144,260
3,680	Citrix Systems Inc.	415,141
1,793	Coupa Software Inc.*	275,208
4,432	DocuSign Inc., Class A Shares*	315,603
6,191	Dropbox Inc., Class A Shares*	114,472
1,071	Dynatrace Inc.*	28,456
1,305	Elastic NV*	103,630
823	Fair Isaac Corp.*	302,658
5,842	FireEye Inc.*	97,912
4,199	Fortinet Inc.*	441,357
2,367	Guidewire Software Inc.*	288,372
1,187	HubSpot Inc.*	179,237
7,234	Intuit Inc.	1,872,810
1,467	LogMeIn Inc.	114,397
1,906	Manhattan Associates Inc.*	159,170
268,131	Microsoft Corp.	40,589,671
1,382	New Relic Inc.*	94,004
16,805	NortonLifeLock Inc.	418,444
8,293	Nuance Communications Inc.*	148,693
41,741	Nutanix Inc., Class A Shares*	1,559,026
264,176	Oracle Corp.	14,830,841
333	PagerDuty Inc.*	8,675
12,553	Palo Alto Networks Inc.*	2,852,293
1,429	Paycom Software Inc.*	395,561
931	Paylocity Holding Corp.*	113,880
1,128	Pegasystems Inc.	87,555
1,621	Pluralsight Inc., Class A Shares*	27,541
1,620	Proofpoint Inc.*	192,278
3,047	PTC Inc.*	233,400
2,167	RealPage Inc.*	119,250
2,069	RingCentral Inc., Class A Shares*	356,840
54,427	salesforce.com Inc.*	8,865,614
16,369	ServiceNow Inc.*	4,633,082
2,552	Smartsheet Inc., Class A Shares*	121,041
760	SolarWinds Corp.*	14,698
39,038	Splunk Inc.*	5,825,250
6,447	SS&C Technologies Holdings Inc.	387,142
4,326	Synopsys Inc.*	610,139
3,416	Teradata Corp.*	90,729
1,111	Trade Desk Inc. (The), Class A Shares*	292,571
1,094	Tyler Technologies Inc.*	317,446
11,950	VMware Inc., Class A Shares	1,859,659
4,633	Workday Inc., Class A Shares*	829,863
3,165	Zendesk Inc.*	250,035
1,844	Zscaler Inc.*(a)	96,128

	Total Software	106,414,195

Technology Hardware, Storage & Peripherals - 2.8%
147,491	Apple Inc.	39,416,970
4,488	Dell Technologies Inc., Class C Shares*	217,623
38,927	Hewlett Packard Enterprise Co.	616,214
43,771	HP Inc.	878,922
3,550	NCR Corp.*	116,546

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 21.5% - (continued)
Technology Hardware, Storage & Peripherals - 2.8% - (continued)
6,943	NetApp Inc.	$420,676
6,763	Pure Storage Inc., Class A Shares*	108,681
69,347	Western Digital Corp.	3,490,235
5,321	Xerox Holdings Corp.	207,147

	Total Technology Hardware, Storage & Peripherals	45,473,014

	TOTAL INFORMATION TECHNOLOGY	351,453,844

MATERIALS - 3.1%
Chemicals - 2.0%
6,394	Air Products & Chemicals Inc.	1,511,094
3,084	Albemarle Corp.	201,632
1,745	Ashland Global Holdings Inc.	125,116
6,037	Axalta Coating Systems Ltd.*	171,873
1,691	Cabot Corp.	79,460
46,985	Celanese Corp., Class A Shares	5,899,906
6,328	CF Industries Holdings Inc.	292,417
4,838	Chemours Co. (The)	76,392
21,786	Corteva Inc.	566,872
21,761	Dow Inc.	1,161,385
121,365	DuPont de Nemours Inc.	7,865,666
3,968	Eastman Chemical Co.	310,972
19,756	Ecolab Inc.	3,687,852
6,679	Element Solutions Inc.*	78,077
3,812	FMC Corp.	373,424
6,371	Huntsman Corp.	144,112
3,098	International Flavors & Fragrances Inc.	437,531
26,095	Linde PLC	5,381,050
7,723	LyondellBasell Industries NV, Class A Shares	714,686
10,211	Mosaic Co. (The)	194,520
203	NewMarket Corp.	100,276
4,873	Olin Corp.	85,375
6,851	PPG Industries Inc.	882,683
3,705	RPM International Inc.	273,170
1,020	Scotts Miracle-Gro Co. (The)	103,102
2,409	Sherwin-Williams Co. (The)	1,404,760
5,523	Valvoline Inc.	125,096
1,035	Westlake Chemical Corp.	71,084
1,692	WR Grace & Co.	113,076

	Total Chemicals	32,432,659

Construction Materials - 0.5%
1,210	Eagle Materials Inc.	111,356
1,812	Martin Marietta Materials Inc.	486,341
59,563	Vulcan Materials Co.	8,450,203

	Total Construction Materials	9,047,900

Containers & Packaging - 0.4%
1,870	AptarGroup Inc.	209,664
2,445	Avery Dennison Corp.	318,755
9,592	Ball Corp.	633,648
3,850	Berry Global Group Inc.*	179,756
46,078	Crown Holdings Inc.*	3,497,320
8,531	Graphic Packaging Holding Co.	138,799
11,402	International Paper Co.	528,369
53,586	Owens-Illinois Inc.	529,430
2,656	Packaging Corp. of America	297,206
4,508	Sealed Air Corp.	170,087
2,255	Silgan Holdings Inc.	69,477
2,921	Sonoco Products Co.	176,808
7,385	WestRock Co.	297,837

	Total Containers & Packaging	7,047,156

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 3.1% - (continued)
Metals & Mining - 0.2%
5,502	Alcoa Corp.*	$111,966
42,058	Freeport-McMoRan Inc.	478,620
23,744	Newmont Goldcorp Corp.	911,769
8,848	Nucor Corp.	498,673
1,887	Reliance Steel & Aluminum Co.	222,628
1,914	Royal Gold Inc.	224,455
2,392	Southern Copper Corp.	90,968
6,108	Steel Dynamics Inc.	206,023
5,189	United States Steel Corp.(a)	68,080

	Total Metals & Mining	2,813,182

Paper & Forest Products - 0.0%
1,826	Domtar Corp.	68,146

	TOTAL MATERIALS	51,409,043

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
3,273	Alexandria Real Estate Equities Inc.	531,928
4,006	American Campus Communities Inc.	192,448
7,534	American Homes 4 Rent, Class A Shares	201,233
12,767	American Tower Corp.	2,732,521
5,700	Americold Realty Trust	214,434
4,377	Apartment Investment & Management Co., Class A Shares	235,351
6,154	Apple Hospitality REIT Inc.	100,064
4,042	AvalonBay Communities Inc.	866,645
4,488	Boston Properties Inc.	621,768
5,324	Brandywine Realty Trust	82,149
8,712	Brixmor Property Group Inc.	191,141
2,139	Brookfield Property REIT Inc., Class A Shares	40,684
2,732	Camden Property Trust	304,755
14,147	Colony Capital Inc.	69,037
3,586	Columbia Property Trust Inc.	74,445
1,103	CoreSite Realty Corp.	125,069
2,886	Corporate Office Properties Trust	84,214
4,186	Cousins Properties Inc.	169,491
12,049	Crown Castle International Corp.	1,610,469
5,631	CubeSmart	173,660
3,313	CyrusOne Inc.	206,400
6,032	Digital Realty Trust Inc.	729,570
4,678	Douglas Emmett Inc.	206,160
10,304	Duke Realty Corp.	362,495
4,296	Empire State Realty Trust Inc., Class A Shares	59,972
2,164	EPR Properties	153,471
6,815	Equinix Inc.	3,863,083
3,561	Equity Commonwealth	116,979
5,080	Equity LifeStyle Properties Inc.	376,326
105,255	Equity Residential	8,957,201
1,899	Essex Property Trust Inc.	592,830
3,624	Extra Space Storage Inc.	384,325
2,201	Federal Realty Investment Trust	290,686
5,930	Gaming and Leisure Properties Inc.	250,246
6,097	Healthcare Trust of America Inc., Class A Shares	185,044
14,037	Healthpeak Properties Inc.	489,611
2,960	Highwoods Properties Inc.	143,708
20,996	Host Hotels & Resorts Inc.	367,220
4,496	Hudson Pacific Properties Inc.	160,957
14,188	Invitation Homes Inc.	433,160
8,354	Iron Mountain Inc.	268,331
3,581	JBG SMITH Properties	142,810
2,901	Kilroy Realty Corp.	241,479
11,953	Kimco Realty Corp.	258,424
2,524	Lamar Advertising Co., Class A Shares	210,577

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.6% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.5% - (continued)
4,330	Liberty Property Trust	$266,815
1,390	Life Storage Inc.	152,233
4,219	Macerich Co. (The)	113,618
13,038	Medical Properties Trust Inc.	270,669
3,295	Mid-America Apartment Communities Inc.	448,482
4,701	National Retail Properties Inc.	262,034
6,197	Omega Healthcare Investors Inc.	260,460
4,199	Outfront Media Inc.	104,891
6,198	Paramount Group Inc.	84,231
7,023	Park Hotels & Resorts Inc.	166,094
18,239	Prologis Inc.	1,669,780
4,299	Public Storage	905,713
3,908	Rayonier Inc.	119,702
9,237	Realty Income Corp.	707,831
4,825	Regency Centers Corp.	313,818
6,518	Retail Properties of America Inc., Class A Shares	92,751
3,256	SBA Communications Corp., Class A Shares	769,946
4,714	Service Properties Trust	109,789
8,928	Simon Property Group Inc.	1,350,003
4,094	SITE Centers Corp.	59,322
2,382	SL Green Realty Corp.	203,256
2,596	Spirit Realty Capital Inc.	136,030
6,134	STORE Capital Corp.	249,715
2,502	Sun Communities Inc.	412,104
1,712	Taubman Centers Inc.	55,606
8,418	UDR Inc.	404,485
10,810	Ventas Inc.	630,331
28,555	VEREIT Inc.	278,697
13,601	VICI Properties Inc.	336,353
5,005	Vornado Realty Trust	323,173
3,622	Weingarten Realty Investors	115,325
11,767	Welltower Inc.	995,135
21,622	Weyerhaeuser Co.	638,065
4,956	WP Carey Inc.	413,430

	Total Equity Real Estate Investment Trusts (REITs)	41,492,458

Real Estate Management & Development - 0.1%
9,816	CBRE Group Inc., Class A Shares*	559,708
1,168	Howard Hughes Corp. (The)*	128,959
1,512	Jones Lang LaSalle Inc.	251,491

	Total Real Estate Management & Development	940,158

	TOTAL REAL ESTATE	42,432,616

UTILITIES - 2.1%
Electric Utilities - 1.4%
6,889	Alliant Energy Corp.	365,117
14,356	American Electric Power Co., Inc.	1,311,421
1,630	Avangrid Inc.	79,120
21,170	Duke Energy Corp.	1,866,559
121,650	Edison International	8,406,015
5,771	Entergy Corp.	671,687
6,826	Evergy Inc.	431,881
9,406	Eversource Energy	777,312
28,180	Exelon Corp.	1,251,192
15,425	FirstEnergy Corp.	735,618
3,142	Hawaiian Electric Industries Inc.	137,211
1,411	IDACORP Inc.	148,226
13,909	NextEra Energy Inc.	3,252,202
5,857	OGE Energy Corp.	246,345
15,677	PG&E Corp.*	116,950
3,254	Pinnacle West Capital Corp.	284,367
20,995	PPL Corp.	714,460

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 2.1% - (continued)
Electric Utilities - 1.4% - (continued)
30,239	Southern Co. (The)	$1,874,516
14,944	Xcel Energy Inc.	918,907

	Total Electric Utilities	23,589,106

Gas Utilities - 0.0%
3,392	Atmos Energy Corp.	362,808
2,397	National Fuel Gas Co.	107,913
6,047	UGI Corp.	263,347

	Total Gas Utilities	734,068

Independent Power & Renewable Electricity Producers - 0.1%
19,254	AES Corp.	364,093
7,321	NRG Energy Inc.	290,863
12,194	Vistra Energy Corp.	323,507

	Total Independent Power & Renewable Electricity Producers	978,463

Multi-Utilities - 0.5%
7,110	Ameren Corp.	528,486
14,579	CenterPoint Energy Inc.	358,060
8,214	CMS Energy Corp.	503,518
9,664	Consolidated Edison Inc.	839,705
23,288	Dominion Energy Inc.	1,935,466
5,302	DTE Energy Co.	662,432
5,704	MDU Resources Group Inc.	165,644
10,819	NiSource Inc.	286,163
14,657	Public Service Enterprise Group Inc.	869,307
7,975	Sempra Energy	1,174,478
9,160	WEC Energy Group Inc.	812,034

	Total Multi-Utilities	8,135,293

Water Utilities - 0.1%
5,243	American Water Works Co., Inc.	634,560
6,328	Aqua America Inc.	280,141

	Total Water Utilities	914,701

	TOTAL UTILITIES	34,351,631

	TOTAL COMMON STOCKS (Cost - $962,831,432)	1,549,198,775

CLOSED END MUTUAL FUND SECURITY - 2.5%
FINANCIALS - 2.5%
Capital Markets - 2.5%
675,204	iShares Core S&P U.S. Value, Common Class Shares(a) (Cost - $38,378,528)	41,531,798

RIGHT - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
366	DISH Network Corp.* (Cost - $0)	249

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,001,209,960)	1,590,730,822

Face Amount†

SHORT-TERM INVESTMENTS (c) - 2.1%
MONEY MARKET FUND - 0.3%
$ 5,495,383	Invesco STIT - Government & Agency Portfolio, 1.518%, Institutional Class(d) (Cost - $5,495,383)	5,495,383

TIME DEPOSITS - 1.8%
5,265,725	Barclays Bank PLC - London, 0.920% due 12/2/19	5,265,725
	BBH - Grand Cayman:
29,803 CAD	0.830% due 12/2/19	22,439
1,583	0.920% due 12/2/19	1,583
9,077,334	Citibank - New York, 0.920% due 12/2/19	9,077,334
14,665,837	JPMorgan Chase & Co. - New York, 0.920% due 12/2/19	14,665,837

	TOTAL TIME DEPOSITS (Cost - $29,032,918)	29,032,918

	TOTAL SHORT-TERM INVESTMENTS (Cost - $34,528,301)	34,528,301

	TOTAL INVESTMENTS - 99.3% (Cost - $1,035,738,261)	1,625,259,123

	Other Assets in Excess of Liabilities - 0.7%	11,292,893

	TOTAL NET ASSETS - 100.0%	$1,636,552,016

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security . As of November 30, 2019, total cost and total market value of affiliated securities amounted to $834,379 and $1,708,891, respectively.

Underlying Security	Beginning Value as of August 31, 2019	Purchases as Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized (Depreciation)	Dividend/Interest Income	Ending Value as of November 30, 2019
Morgan Stanley	$1,473,725	$—	$(48,399)	$24,651	$258,914	$12,432	$1,708,891

(c)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.8%.
(d)	Represents investments of collateral received from securities lending transactions.

At November 30, 2019, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Equity Fund	$1,035,738,261	$639,468,995	$(49,372,981)	$590,096,014

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	21.7%
Health Care	15.9
Financials	14.4
Consumer Discretionary	10.1
Industrials	9.0
Communication Services	9.0
Consumer Staples	5.8
Energy	4.4
Materials	3.2
Real Estate	2.6
Utilities	2.1
Short-Term Investments	1.8

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At November 30, 2019, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	90	12/19	$13,605,289	$14,146,875	$541,586
S&P MidCap 400 E-mini Index December Futures	6	12/19	1,172,434	1,206,000	33,566

					$575,152

At November 30, 2019, Large Cap Equity Fund had deposited cash of $ 603,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.9%
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.2%
400	Anterix Inc.*	$16,988
463	ATN International Inc.	25,997
664	Bandwidth Inc., Class A Shares*	37,138
1,779	Cincinnati Bell Inc.*	11,546
1,585	Cogent Communications Holdings Inc.	99,348
2,863	Consolidated Communications Holdings Inc.	10,393
3,297	Frontier Communications Corp.*(a)	2,225
3,886	GCI Liberty Inc., Class A Shares*	275,867
693	IDT Corp., Class B Shares*	4,941
2,769	Intelsat SA*	16,835
4,097	Iridium Communications Inc.*	95,460
695	Ooma Inc.*	9,647
3,059	ORBCOMM Inc.*	12,267
4,484	Pareteum Corp.*	1,955
9,241	Vonage Holdings Corp.*	73,096
9,053	Zayo Group Holdings Inc.*	309,975

	Total Diversified Telecommunication Services	1,003,678

Entertainment - 0.8%
2,111	AMC Entertainment Holdings Inc., Class A Shares(a)	17,268
4,249	Cinemark Holdings Inc.	143,914
1,517	Eros International PLC*(a)	4,050
379	Gaia Inc., Class A Shares*	3,172
4,971	Glu Mobile Inc.*	27,490
2,094	IMAX Corp.*	45,021
367	Liberty Media Corp-Liberty Braves, Class A Shares*	10,419
1,479	Liberty Media Corp-Liberty Braves, Class C Shares*	41,856
1,049	Liberty Media Corp-Liberty Formula One, Class A Shares*	45,180
7,862	Liberty Media Corp-Liberty Formula One, Class C Shares*	354,498
1,936	Lions Gate Entertainment Corp., Class A Shares*	18,102
4,396	Lions Gate Entertainment Corp., Class B Shares*	38,113
1,068	LiveXLive Media Inc.*(a)	2,051
3,199	Madison Square Garden Co. (The), Class A Shares*	901,414
931	Marcus Corp. (The)	29,289
609	Reading International Inc., Class A Shares*	6,535
3,395	Roku Inc., Class A Shares*	544,456
869	Rosetta Stone Inc.*	13,504
9,368	World Wrestling Entertainment Inc., Class A Shares(a)	581,003
144,862	Zynga Inc., Class A Shares*	902,490

	Total Entertainment	3,729,825

Interactive Media & Services - 0.2%
735	Care.com Inc.*	9,210
3,064	Cargurus Inc., Class A Shares*	122,836
2,700	Cars.com Inc.*	35,883
2,121	DHI Group Inc.*	7,148
1,512	Eventbrite Inc., Class A Shares*	32,523
350	EverQuote Inc., Class A Shares*	12,323
3,004	Liberty TripAdvisor Holdings Inc., Class A Shares*	20,818
2,635	Meet Group Inc. (The)*	12,753
1,869	QuinStreet Inc.*	29,418
118	Travelzoo*	1,219
4,329	TripAdvisor Inc.	122,944
4,328	TrueCar Inc.*	22,722
2,774	Yelp Inc., Class A Shares*	96,202
2,186	Zillow Group Inc., Class A Shares*	85,385
5,022	Zillow Group Inc., Class C Shares*	196,611

	Total Interactive Media & Services	807,995

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 2.2% - (continued)
Media - 0.9%
1,672	AMC Networks Inc., Class A Shares*	$64,255
421	Boston Omaha Corp., Class A Shares*	8,980
714	Cable One Inc.	1,095,990
562	Cardlytics Inc.*	31,500
3,403	Central European Media Enterprises Ltd., Class A Shares*	15,314
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares*	3,571
2,045	comScore Inc.*	8,364
27,200	Criteo SA, ADR*	485,520
587	Cumulus Media Inc., Class A Shares*	10,179
40	Daily Journal Corp.*	11,364
930	Emerald Expositions Events Inc.	9,309
5,132	Entercom Communications Corp., Class A Shares	24,274
2,331	Entravision Communications Corp., Class A Shares	6,620
2,268	EW Scripps Co. (The), Class A Shares	33,839
2,051	Fluent Inc.*	3,364
4,815	Gannett Co., Inc.	30,623
3,769	Gray Television Inc.*	76,285
634	Hemisphere Media Group Inc., Class A Shares*	8,876
15,483	Interpublic Group of Cos., Inc. (The)	346,819
6,636	John Wiley & Sons Inc., Class A Shares	313,617
2,251	Lee Enterprises Inc.*	4,367
1,808	Liberty Latin America Ltd., Class A Shares*	32,182
4,694	Liberty Latin America Ltd., Class C Shares*	84,210
526	Loral Space & Communications Inc.*	17,810
1,455	Marchex Inc., Class B Shares*	5,849
2,388	MDC Partners Inc., Class A Shares*	5,564
1,642	Meredith Corp.	57,536
14,836	MSG Networks Inc., Class A Shares*	240,937
2,565	National CineMedia Inc.	17,211
6,652	New York Times Co. (The), Class A Shares	214,527
15,756	News Corp., Class A Shares	202,937
4,959	News Corp., Class B Shares	65,310
1,837	Nexstar Media Group Inc., Class A Shares	197,863
152	Saga Communications Inc., Class A Shares	4,673
1,131	Scholastic Corp.	41,994
2,457	Sinclair Broadcast Group Inc., Class A Shares	85,577
912	TechTarget Inc.*	24,186
8,851	TEGNA Inc.	135,863
653	Tribune Publishing Co.	8,176
1,084	WideOpenWest Inc.*	6,645

	Total Media	4,042,080

Wireless Telecommunication Services - 0.1%
1,804	Boingo Wireless Inc.*	20,764
2,063	Gogo Inc.*(a)	10,439
1,991	Shenandoah Telecommunications Co.	74,762
703	Spok Holdings Inc.	8,654
4,100	Telephone & Data Systems Inc.	97,211
637	United States Cellular Corp.*	21,601

	Total Wireless Telecommunication Services	233,431

	TOTAL COMMUNICATION SERVICES	9,817,009

CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.4%
3,552	Adient PLC*	77,647
4,620	American Axle & Manufacturing Holdings Inc.*	45,553
8,258	BorgWarner Inc.	347,249
2,080	Cooper Tire & Rubber Co.	59,946
696	Cooper-Standard Holdings Inc.*	19,787
5,971	Dana Inc.	101,208

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.5% - (continued)
Auto Components - 0.4% - (continued)
1,112	Dorman Products Inc.*	$82,644
1,527	Fox Factory Holding Corp.*	100,675
10,288	Gentex Corp.	292,179
1,346	Gentherm Inc.*	56,330
9,043	Goodyear Tire & Rubber Co. (The)	144,598
933	LCI Industries	99,327
2,131	Modine Manufacturing Co.*	15,812
780	Motorcar Parts of America Inc.*	15,218
841	Standard Motor Products Inc.	42,361
1,058	Stoneridge Inc.*	31,888
2,065	Tenneco Inc., Class A Shares	25,585
1,133	Visteon Corp.*	105,970

	Total Auto Components	1,663,977

Automobiles - 0.1%
6,291	Harley-Davidson Inc.	228,867
1	Tesla Inc.*	330
2,208	Thor Industries Inc.	140,804
1,315	Winnebago Industries Inc.	62,502

	Total Automobiles	432,503

Distributors - 0.1%
1,874	Core-Mark Holding Co., Inc.	50,504
701	Funko Inc., Class A Shares*	10,003
421	Greenlane Holdings Inc., Class A Shares*	1,427
1,539	Pool Corp.	317,727
241	Weyco Group Inc.	5,917

	Total Distributors	385,578

Diversified Consumer Services - 0.6%
2,181	Adtalem Global Education Inc.*	73,565
654	American Public Education Inc.*	16,193
5,063	Bright Horizons Family Solutions Inc.*	762,083
2,852	Career Education Corp.*	47,571
686	Carriage Services Inc., Class A Shares	16,498
4,733	Chegg Inc.*	183,499
334	Collectors Universe Inc.	8,774
3,485	frontdoor Inc.*	157,731
172	Graham Holdings Co., Class B Shares	108,637
1,896	Grand Canyon Education Inc.*	161,520
8,125	H&R Block Inc.	198,088
4,488	Houghton Mifflin Harcourt Co.*	26,345
1,596	K12 Inc.*	31,361
3,948	Laureate Education Inc., Class A Shares*	68,498
1,866	OneSpaWorld Holdings Ltd.*	30,472
1,186	Regis Corp.*	19,130
886	Select Interior Concepts Inc., Class A Shares*	9,126
7,150	Service Corp. International	314,743
5,473	ServiceMaster Global Holdings Inc.*	214,487
869	Strategic Education Inc.	123,172
1,932	WW International Inc.*	83,636

	Total Diversified Consumer Services	2,655,129

Hotels, Restaurants & Leisure - 1.7%
9,890	Aramark	431,600
2,447	BBX Capital Corp., Class A Shares	11,207
43	Biglari Holdings Inc., Class B Shares*	4,850
817	BJ’s Restaurants Inc.	33,620
3,481	Bloomin’ Brands Inc.	83,718
271	Bluegreen Vacations Corp.	2,675
3,042	Boyd Gaming Corp.	89,465
1,559	Brinker International Inc.	69,843
22,637	Caesars Entertainment Corp.*	295,186
1,274	Carrols Restaurant Group Inc.*	10,090

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.5% - (continued)
Hotels, Restaurants & Leisure - 1.7% - (continued)
1,025	Century Casinos Inc.*	$8,302
1,664	Cheesecake Factory Inc. (The)(a)	72,567
1,375	Choice Hotels International Inc.	133,719
1,431	Churchill Downs Inc.	186,044
618	Chuy’s Holdings Inc.*	17,811
790	Cracker Barrel Old Country Store Inc.	121,455
1,499	Dave & Buster’s Entertainment Inc.	60,230
1,108	Del Taco Restaurants Inc.*	8,299
2,380	Denny’s Corp.*	46,505
654	Dine Brands Global Inc.	54,204
1,655	Domino’s Pizza Inc.	487,066
2,117	Drive Shack Inc.*	8,129
3,310	Dunkin’ Brands Group Inc.	253,381
740	El Pollo Loco Holdings Inc.*	11,929
17,894	Eldorado Resorts Inc.*(a)	957,508
2,852	Everi Holdings Inc.*	38,416
7,288	Extended Stay America Inc.	107,571
893	Fiesta Restaurant Group Inc.*	8,841
660	Golden Entertainment Inc.*	11,959
705	Habit Restaurants Inc. (The), Class A Shares*	7,501
3,448	Hilton Grand Vacations Inc.*	119,404
1,476	Hyatt Hotels Corp., Class A Shares	119,261
463	Inspired Entertainment Inc.*	3,236
20,093	International Game Technology PLC	298,381
603	J Alexander’s Holdings Inc.*	6,253
1,039	Jack in the Box Inc.	82,382
892	Lindblad Expeditions Holdings Inc.*	13,826
1,715	Marriott Vacations Worldwide Corp.	210,671
453	Monarch Casino & Resort Inc.*	20,657
109	Nathan’s Famous Inc.	8,126
1,212	Noodles & Co., Class A Shares*	7,636
9,512	Papa John’s International Inc.	601,919
4,394	Penn National Gaming Inc.*	101,194
3,473	Planet Fitness Inc., Class A Shares*	256,724
1,121	PlayAGS Inc.*	12,880
807	Potbelly Corp.*	4,083
336	RCI Hospitality Holdings Inc.	6,182
287	Red Lion Hotels Corp.*	1,002
529	Red Robin Gourmet Burgers Inc.*	14,426
2,915	Red Rock Resorts Inc., Class A Shares	68,211
1,138	Ruth’s Hospitality Group Inc.	26,595
2,261	Scientific Games Corp., Class A Shares*	61,861
18,487	SeaWorld Entertainment Inc.*	541,299
1,148	Shake Shack Inc., Class A Shares*	71,153
3,269	Six Flags Entertainment Corp.	142,136
1,394	Target Hospitality Corp.*	6,594
2,642	Texas Roadhouse Inc., Class A Shares	152,972
787	Twin River Worldwide Holdings Inc.	19,124
1,619	Vail Resorts Inc.	392,883
7,395	Wendy’s Co. (The)	158,549
1,130	Wingstop Inc.	90,400
3,661	Wyndham Destinations Inc.	177,559
3,792	Wyndham Hotels & Resorts Inc.	219,671

	Total Hotels, Restaurants & Leisure	7,650,941

Household Durables - 1.3%
339	Bassett Furniture Industries Inc.	5,160
1,023	Beazer Homes USA Inc.*	15,672
350	Cavco Industries Inc.*	70,004
1,036	Century Communities Inc.*	29,526
1,049	Ethan Allen Interiors Inc.	18,756

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.5% - (continued)
Household Durables - 1.3% - (continued)
295	Flexsteel Industries Inc.	$5,422
5,174	GoPro Inc., Class A Shares*(a)	20,903
917	Green Brick Partners Inc.*	10,463
230	Hamilton Beach Brands Holding Co., Class A Shares	4,522
1,025	Helen of Troy Ltd.*	165,456
439	Hooker Furniture Corp.	10,453
937	Installed Building Products Inc.*	67,183
1,134	iRobot Corp.*(a)	49,397
18,069	KB Home	624,826
1,797	La-Z-Boy Inc.	56,785
284	Legacy Housing Corp.*	4,550
5,406	Leggett & Platt Inc.	282,842
828	LGI Homes Inc.*	59,840
440	Lifetime Brands Inc.	2,869
232	Lovesac Co. (The)*	3,540
1,066	M/I Homes Inc.*	47,192
1,999	MDC Holdings Inc.	79,100
1,495	Meritage Homes Corp.*	99,477
38,208	Newell Brands Inc.	734,358
128	NVR Inc.*	485,362
10,258	PulteGroup Inc.	406,730
2,079	Skyline Champion Corp.*	68,981
2,877	Sonos Inc.*	39,846
4,210	Taylor Morrison Home Corp., Class A Shares*	97,756
8,902	Tempur Sealy International Inc.*	755,602
5,338	Toll Brothers Inc.	214,427
12,056	TopBuild Corp.*	1,329,536
5,935	TRI Pointe Group Inc.*	92,467
1,972	Tupperware Brands Corp.	16,663
542	Universal Electronics Inc.*	30,135
1,267	William Lyon Homes, Class A Shares*	26,455
1,005	ZAGG Inc.*	7,718

	Total Household Durables	6,039,974

Internet & Direct Marketing Retail - 0.2%
954	1-800-Flowers.com Inc., Class A Shares*	12,850
317	Duluth Holdings Inc., Class B Shares*	2,926
4,781	Etsy Inc.*	207,448
18,720	Groupon Inc., Class A Shares*	54,288
3,632	Grubhub Inc.*	156,612
409	Lands’ End Inc.*	4,818
584	Leaf Group Ltd.*	2,161
1,072	Liquidity Services Inc.*	7,493
1,108	Overstock.com Inc.*	8,410
823	PetMed Express Inc.	18,789
3,192	Quotient Technology Inc.*	33,293
15,401	Qurate Retail Inc., Class A Shares*	145,693
329	RealReal Inc. (The)*(a)	5,659
1,975	Rubicon Project Inc. (The)*	15,958
804	Shutterstock Inc.*	33,430
682	Stamps.com Inc.*	59,504
1,729	Stitch Fix Inc., Class A Shares*(a)	40,770
2,179	Waitr Holdings Inc.*	828

	Total Internet & Direct Marketing Retail	810,930

Leisure Products - 0.2%
1,484	Acushnet Holdings Corp.	44,624
2,245	American Outdoor Brands Corp.*	19,621
3,404	Brunswick Corp.	200,053
3,871	Callaway Golf Co.	80,439
771	Clarus Corp.	9,707
544	Escalade Inc.	6,174

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.5% - (continued)
Leisure Products - 0.2% - (continued)
187	Johnson Outdoors Inc., Class A Shares	$12,080
819	Malibu Boats Inc., Class A Shares*	32,383
338	Marine Products Corp.	5,114
766	MasterCraft Boat Holdings Inc.*	12,723
14,105	Mattel Inc.*(a)	165,029
2,367	Polaris Inc.	231,256
656	Sturm Ruger & Co., Inc.	29,881
2,586	Vista Outdoor Inc.*	21,412
1,275	YETI Holdings Inc.*(a)	40,571

	Total Leisure Products	911,067

Multiline Retail - 0.2%
1,557	Big Lots Inc.	32,541
414	Dillard’s Inc., Class A Shares(a)	29,725
11,493	JC Penney Co., Inc.*(a)	12,987
6,534	Kohl’s Corp.	307,163
12,727	Macy’s Inc.(a)	194,978
4,442	Nordstrom Inc.(a)	169,551
2,162	Ollie’s Bargain Outlet Holdings Inc.*	141,395

	Total Multiline Retail	888,340

Specialty Retail - 1.9%
2,655	Aaron’s Inc.	155,052
2,624	Abercrombie & Fitch Co., Class A Shares	41,905
6,604	American Eagle Outfitters Inc.	98,862
268	America’s Car-Mart Inc.*	29,282
729	Asbury Automotive Group Inc.*	80,802
6,121	Ascena Retail Group Inc.*	2,759
1,759	At Home Group Inc.*	15,092
2,212	AutoNation Inc.*	113,011
1,375	Barnes & Noble Education Inc.*	6,930
4,877	Bed Bath & Beyond Inc.(a)	71,107
1,173	Boot Barn Holdings Inc.*	46,709
1,174	Buckle Inc. (The)	32,661
2,635	Burlington Stores Inc.*	592,875
1,638	Caleres Inc.	35,856
1,498	Camping World Holdings Inc., Class A Shares(a)	18,036
13,709	CarMax Inc.*	1,333,337
1,694	Carvana Co., Class A Shares*	161,472
835	Cato Corp. (The), Class A Shares	15,915
41,407	Chico’s FAS Inc.	197,511
5,121	Children’s Place Inc. (The)(a)	370,044
480	Citi Trends Inc.	9,854
814	Conn’s Inc.*	17,851
550	Container Store Group Inc. (The)*	2,288
23,853	Designer Brands Inc., Class A Shares	393,575
2,626	Dick’s Sporting Goods Inc.	120,297
31,186	Express Inc.*	122,561
7,906	Five Below Inc.*	978,051
2,724	Floor & Decor Holdings Inc., Class A Shares*	130,779
4,385	Foot Locker Inc.	175,619
3,928	GameStop Corp., Class A Shares(a)	24,904
639	Genesco Inc.*	23,732
2,827	GNC Holdings Inc., Class A Shares*	8,311
719	Group 1 Automotive Inc.	74,122
2,009	Guess? Inc.	38,673
714	Haverty Furniture Cos., Inc.	14,359
705	Hibbett Sports Inc.*	20,001
1,765	Hudson Ltd., Class A Shares*	24,551
421	J. Jill Inc.	733
9,367	L Brands Inc.	179,284
902	Lithia Motors Inc., Class A Shares	144,843

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.5% - (continued)
Specialty Retail - 1.9% - (continued)
1,030	Lumber Liquidators Holdings Inc.*	$9,177
843	MarineMax Inc.*	13,960
3,489	Michaels Cos., Inc. (The)*	28,540
13,168	Monro Inc.	966,531
1,245	Murphy USA Inc.*	146,325
2,843	National Vision Holdings Inc.*	85,859
145,788	Office Depot Inc.	325,107
69,060	Party City Holdco Inc.*(a)	133,286
1,375	Penske Automotive Group Inc.	69,424
2,016	Rent-A-Center Inc.	52,477
662	RH*	136,101
18,497	RTW RetailWinds Inc.*	24,786
5,015	Sally Beauty Holdings Inc.*	92,426
395	Shoe Carnival Inc.	14,023
2,105	Signet Jewelers Ltd.	38,669
1,152	Sleep Number Corp.*	55,607
1,015	Sonic Automotive Inc., Class A Shares	33,241
1,261	Sportsman’s Warehouse Holdings Inc.*	9,218
1,797	Tailored Brands Inc.(a)	9,506
777	Tilly’s Inc., Class A Shares	7,661
2,702	Urban Outfitters Inc.*	69,333
3,112	Williams-Sonoma Inc.	215,973
88	Winmark Corp.	15,576
780	Zumiez Inc.*	23,041

	Total Specialty Retail	8,499,453

Textiles, Apparel & Luxury Goods - 0.8%
5,586	Capri Holdings Ltd.*	207,464
10,894	Carter’s Inc.	1,125,459
931	Centric Brands Inc.*	2,812
1,190	Columbia Sportswear Co.	110,075
2,482	Crocs Inc.*	86,622
481	Culp Inc.	7,754
1,194	Deckers Outdoor Corp.*	200,807
266	Delta Apparel Inc.*	7,443
1,985	Fossil Group Inc.*	14,868
1,876	G-III Apparel Group Ltd.*	55,530
14,357	Hanesbrands Inc.	216,360
1,843	Kontoor Brands Inc.	66,071
703	Movado Group Inc.	13,744
563	Oxford Industries Inc.	41,898
2,057	Ralph Lauren Corp., Class A Shares	220,798
212	Rocky Brands Inc.	5,910
5,246	Skechers U.S.A. Inc., Class A Shares*	210,994
3,360	Steven Madden Ltd.	142,699
332	Superior Group of Cos., Inc.	4,459
507	Unifi Inc.*	12,345
769	Vera Bradley Inc.*	8,490
28,992	Wolverine World Wide Inc.	930,643

	Total Textiles, Apparel & Luxury Goods	3,693,245

	TOTAL CONSUMER DISCRETIONARY	33,631,137

CONSUMER STAPLES - 2.9%
Beverages - 0.1%
340	Boston Beer Co., Inc. (The), Class A Shares*	130,669
1,034	Celsius Holdings Inc.*(a)	5,015
194	Coca-Cola Consolidated Inc.	52,411
473	Craft Brew Alliance Inc.*	7,795
522	MGP Ingredients Inc.	23,814
467	National Beverage Corp.*(a)	23,182
3,000	New Age Beverages Corp.*(a)	6,480
7,479	Pernod Ricard SA, ADR(a)	275,077
1,485	Primo Water Corp.*	15,147

	Total Beverages	539,590

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 2.9% - (continued)
Food & Staples Retailing - 0.4%
1,305	Andersons Inc. (The)	$30,145
4,463	BJ’s Wholesale Club Holdings Inc.*	105,773
1,463	Casey’s General Stores Inc.	254,226
1,005	Chefs’ Warehouse Inc. (The)*	35,738
7,449	Grocery Outlet Holding Corp.*	246,785
309	HF Foods Group Inc.*	8,343
574	Ingles Markets Inc., Class A Shares	25,509
321	Natural Grocers by Vitamin Cottage Inc.	3,001
4,063	Performance Food Group Co.*	191,205
913	PriceSmart Inc.	68,238
2,402	Rite Aid Corp.*(a)	21,762
1,330	SpartanNash Co.	18,833
4,524	Sprouts Farmers Market Inc.*	89,575
1,718	Sysco Corp.	138,385
1,879	United Natural Foods Inc.*	17,136
8,810	US Foods Holding Corp.*	350,374
361	Village Super Market Inc., Class A Shares	10,209
366	Weis Markets Inc.	14,578

	Total Food & Staples Retailing	1,629,815

Food Products - 1.7%
43	Alico Inc.	1,456
2,624	B&G Foods Inc.(a)	43,453
517	Beyond Meat Inc.*(a)	42,890
71	Bridgford Foods Corp.*	1,901
5,659	Bunge Ltd.	302,077
2,157	Calavo Growers Inc.(a)	192,383
45,118	Cal-Maine Foods Inc.	1,963,987
6,293	Darling Ingredients Inc.*	149,773
410	Farmer Brothers Co.*	6,220
7,983	Flowers Foods Inc.	171,874
1,258	Fresh Del Monte Produce Inc.	41,137
1,281	Freshpet Inc.*	68,841
24,181	Hain Celestial Group Inc. (The)*	597,754
4,109	Hostess Brands Inc., Class A Shares*	55,266
2,639	Ingredion Inc.	219,486
620	J&J Snack Foods Corp.	114,700
339	John B Sanfilippo & Son Inc.	33,134
5,901	Lamb Weston Holdings Inc.	495,566
765	Lancaster Colony Corp.	120,893
1,096	Landec Corp.*	12,560
624	Limoneira Co.	12,321
2,216	Pilgrim’s Pride Corp.*	69,804
2,662	Post Holdings Inc.*	281,107
9,154	Sanderson Farms Inc.	1,515,719
11	Seaboard Corp.	45,227
217	Seneca Foods Corp., Class A Shares*	8,485
2,906	Simply Good Foods Co. (The)*	80,293
628	Tootsie Roll Industries Inc.	21,572
17,381	TreeHouse Foods Inc.*	849,757

	Total Food Products	7,519,636

Household Products - 0.3%
2,089	Central Garden & Pet Co., Class A Shares*	52,806
951	Clorox Co. (The)	140,967
2,509	Energizer Holdings Inc.	125,174
39,904	Henkel AG & Co. KGaA, ADR	968,470
209	Oil-Dri Corp. of America	7,584
1,732	Spectrum Brands Holdings Inc.	108,285
564	WD-40 Co.	108,914

	Total Household Products	1,512,200

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 2.9% - (continued)
Personal Products - 0.4%
2,244	Edgewell Personal Care Co.*	$69,923
1,096	elf Beauty Inc.*	18,161
18,840	Herbalife Nutrition Ltd.*	859,292
731	Inter Parfums Inc.	51,528
585	Lifevantage Corp.*	8,816
459	Medifast Inc.(a)	40,351
462	Nature’s Sunshine Products Inc.*	4,641
10,987	Nu Skin Enterprises Inc., Class A Shares	420,143
325	Revlon Inc., Class A Shares*(a)	8,063
516	USANA Health Sciences Inc.*	37,978
305	Youngevity International Inc.*(a)	1,345

	Total Personal Products	1,520,241

Tobacco - 0.0%
3,975	22nd Century Group Inc.*(a)	4,094
288	Pyxus International Inc.*	2,313
322	Turning Point Brands Inc.	8,890
1,019	Universal Corp.	53,212
4,502	Vector Group Ltd.	60,507

	Total Tobacco	129,016

	TOTAL CONSUMER STAPLES	12,850,498

ENERGY - 1.8%
Energy Equipment & Services - 0.6%
3,209	Apergy Corp.*	81,958
5,309	Archrock Inc.	44,649
1,938	Cactus Inc., Class A Shares	58,508
1,150	Covia Holdings Corp.*(a)	1,713
2,878	Diamond Offshore Drilling Inc.*(a)	16,261
598	DMC Global Inc.	27,562
7,493	Dril-Quip Inc.*	316,654
852	Era Group Inc.*	8,154
1,217	Exterran Corp.*	6,547
40,641	Forum Energy Technologies Inc.*	53,240
4,424	Frank’s International NV*	22,562
1,479	FTS International Inc.*	1,538
547	Geospace Technologies Corp.*	7,888
5,899	Helix Energy Solutions Group Inc.*	48,962
4,131	Helmerich & Payne Inc.	163,298
1,645	Independence Contract Drilling Inc.*	1,300
8,500	ION Geophysical Corp.*	71,655
797	KLX Energy Services Holdings Inc.*	4,503
1,737	Liberty Oilfield Services Inc., Class A Shares	15,355
496	Mammoth Energy Services Inc.	779
1,065	Matrix Service Co.*	22,301
39,587	McDermott International Inc.*(a)	31,685
14,544	Nabors Industries Ltd.	29,961
984	National Energy Services Reunited Corp.*	9,004
415	Natural Gas Services Group Inc.*	4,499
258	NCS Multistage Holdings Inc.*	555
3,726	Newpark Resources Inc.*	21,834
45,667	NexTier Oilfield Solutions Inc.*	218,745
648	Nine Energy Service Inc.*	3,551
9,245	Noble Corp. PLC*	9,800
20,691	Oceaneering International Inc.*	277,466
16,643	Oil States International Inc.*	265,289
1,234	Pacific Drilling SA*(a)	3,517
383	Parker Drilling Co.*	7,315
25,309	Patterson-UTI Energy Inc.	226,262

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 1.8% - (continued)
Energy Equipment & Services - 0.6% - (continued)
3,297	ProPetro Holding Corp.*	$28,420
429	RigNet Inc.*	2,231
38,337	RPC Inc.(a)	147,981
690	SEACOR Holdings Inc.*	29,215
894	SEACOR Marine Holdings Inc.*	10,576
2,430	Seadrill Ltd.*(a)	2,722
2,438	Select Energy Services Inc., Class A Shares*	18,724
1,101	Smart Sand Inc.*	2,554
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	14,400
45,500	Superior Energy Services Inc.*	12,967
52,751	TETRA Technologies Inc.*	64,884
1,554	Tidewater Inc.*	23,776
22,584	Transocean Ltd.*	112,468
3,056	US Silica Holdings Inc.(a)	15,066
818	US Well Services Inc.*	1,309

	Total Energy Equipment & Services	2,572,163

Oil, Gas & Consumable Fuels - 1.2%
6,058	Abraxas Petroleum Corp.*	1,557
2,107	Altus Midstream Co., Class A Shares*	4,066
530	Amplify Energy Corp.	2,915
9,385	Antero Midstream Corp.(a)	42,983
11,002	Antero Resources Corp.*	21,894
674	Arch Coal Inc., Class A Shares	49,950
1,299	Ardmore Shipping Corp.*	10,379
2,630	Berry Petroleum Corp.	20,961
704	Bonanza Creek Energy Inc.*	12,292
668	Brigham Minerals Inc., Class A Shares	12,932
1,997	California Resources Corp.*(a)	13,060
9,507	Callon Petroleum Co.*(a)	34,701
3,781	Carrizo Oil & Gas Inc.*	24,236
7,634	Centennial Resource Development Inc., Class A Shares*	23,589
1,290	Chaparral Energy Inc., Class A Shares*	1,393
54,167	Chesapeake Energy Corp.*	32,246
4,070	Cimarex Energy Co.	187,098
5,163	Clean Energy Fuels Corp.*	10,068
7,458	CNX Resources Corp.*	51,535
715	Comstock Resources Inc.*(a)	4,540
1,079	CONSOL Energy Inc.*	13,768
787	Contura Energy Inc.*	5,249
1,220	CVR Energy Inc.	52,936
3,004	Delek US Holdings Inc.	103,067
19,695	Denbury Resources Inc.*	19,429
3,544	DHT Holdings Inc.	26,013
921	Diamond S Shipping Inc.*	13,290
1,083	Dorian LPG Ltd.*	15,541
660	Earthstone Energy Inc., Class A Shares*	2,950
3,416	Energy Fuels Inc.*(a)	6,764
10,386	EQT Corp.	90,670
7,969	Equitrans Midstream Corp.	79,451
969	Evolution Petroleum Corp.	5,048
3,386	Extraction Oil & Gas Inc.*	4,876
1,579	Falcon Minerals Corp.	10,185
1,332	GasLog Ltd.	12,468
3,926	Golar LNG Ltd.	51,117
224	Goodrich Petroleum Corp.*	2,200
1,458	Green Plains Inc.	22,234
6,752	Gulfport Energy Corp.*	16,002
658	Hallador Energy Co.	1,967
4,080	HighPoint Resources Corp.*	5,100
6,127	HollyFrontier Corp.	315,847

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 1.8% - (continued)
Oil, Gas & Consumable Fuels - 1.2% - (continued)
1,043	International Seaways Inc.*	$27,619
2,866	Jagged Peak Energy Inc.*	19,116
13,967	Kosmos Energy Ltd.	83,383
7,540	Laredo Petroleum Inc.*	16,286
4,160	Magnolia Oil & Gas Corp., Class A Shares*	45,178
4,073	Matador Resources Co.*	57,348
917	Montage Resources Corp.*	4,530
6,200	Murphy Oil Corp.	142,662
175	NACCO Industries Inc., Class A Shares	8,242
636	NextDecade Corp.*(a)	4,166
17,630	Noble Energy Inc.	365,999
5,132	Nordic American Tankers Ltd.	18,578
11,553	Northern Oil and Gas Inc.*	20,564
13,172	Oasis Petroleum Inc.*	30,822
1,628	Overseas Shipholding Group Inc., Class A Shares*	2,849
616	Panhandle Oil and Gas Inc., Class A Shares	7,281
1,457	Par Pacific Holdings Inc.*	36,265
10,616	Parsley Energy Inc., Class A Shares	159,028
25,142	PBF Energy Inc., Class A Shares	786,945
2,553	PDC Energy Inc.*	58,030
2,838	Peabody Energy Corp.	27,472
589	Penn Virginia Corp.*	14,224
28	PrimeEnergy Resources Corp.*(a)	4,169
62,557	QEP Resources Inc.	204,561
40,252	Range Resources Corp.(a)	140,479
1,577	Renewable Energy Group Inc.*	26,904
246	REX American Resources Corp.*	22,595
2,143	Ring Energy Inc.*	4,115
2,342	Roan Resources Inc.*	3,560
1,143	SandRidge Energy Inc.*	3,760
1,813	Scorpio Tankers Inc.	62,354
2,866	SemGroup Corp., Class A Shares	44,050
3,354	SFL Corp., Ltd.	47,493
220	SilverBow Resources Inc.*	1,918
4,645	SM Energy Co.	38,600
22,660	Southwestern Energy Co.*	41,241
10,161	SRC Energy Inc.*	36,275
885	Talos Energy Inc.*	20,532
9,121	Targa Resources Corp.	333,190
2,597	Teekay Corp.	12,492
878	Teekay Tankers Ltd., Class A Shares*	16,594
3,910	Tellurian Inc.*(a)	28,504
2,096	Unit Corp.*	1,794
5,949	Uranium Energy Corp.*	5,253
3,477	W&T Offshore Inc.*	14,882
3,776	Whiting Petroleum Corp.*	17,294
2,581	World Fuel Services Corp.	109,434
71,526	WPX Energy Inc.*	703,816

	Total Oil, Gas & Consumable Fuels	5,321,013

	TOTAL ENERGY	7,893,176

FINANCIALS - 15.0%
Banks - 5.6%
350	1st Constitution Bancorp	7,133
591	1st Source Corp.	30,383
284	ACNB Corp.	10,002
848	Allegiance Bancshares Inc.*	30,426
634	Amalgamated Bank, Class A Shares	12,122
800	Amerant Bancorp Inc., Class A Shares*	17,632
449	American National Bankshares Inc.	16,986
2,444	Ameris Bancorp	106,681

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.0% - (continued)
Banks - 5.6% - (continued)
319	Ames National Corp.	$8,993
576	Arrow Financial Corp.	20,655
6,441	Associated Banc-Corp.	138,095
987	Atlantic Capital Bancshares Inc.*	18,674
3,333	Atlantic Union Bankshares Corp.	125,987
1,928	Banc of California Inc.	29,614
801	BancFirst Corp.	47,331
2,088	Bancorp Inc. (The)*	23,156
3,895	BancorpSouth Bank	121,135
239	Bank First Corp.	16,230
558	Bank of Commerce Holdings	6,389
1,605	Bank of Hawaii Corp.	144,627
578	Bank of Marin Bancorp	26,085
2,259	Bank of NT Butterfield & Son Ltd. (The)	78,048
221	Bank of Princeton (The)	6,334
4,994	Bank OZK	148,222
201	Bank7 Corp.	3,801
701	BankFinancial Corp.	9,569
40,657	BankUnited Inc.	1,425,434
317	Bankwell Financial Group Inc.	9,282
5,705	Banner Corp.	311,664
625	Bar Harbor Bankshares	16,025
434	Baycom Corp.*	9,531
686	BCB Bancorp Inc.	9,288
17,626	Berkshire Hills Bancorp Inc.	556,100
1,271	BOK Financial Corp.	105,925
3,124	Boston Private Financial Holdings Inc.	36,676
761	Bridge Bancorp Inc.	24,869
3,033	Brookline Bancorp Inc.	48,680
660	Bryn Mawr Bank Corp.	25,918
517	Business First Bancshares Inc.	12,718
1,020	Byline Bancorp Inc.*	18,758
102	C&F Financial Corp.	5,743
5,225	Cadence BanCorp, Class A Shares	86,265
183	Cambridge Bancorp	14,256
668	Camden National Corp.	29,018
297	Capital Bancorp Inc.*	4,425
575	Capital City Bank Group Inc.	16,635
637	Capstar Financial Holdings Inc.	10,702
866	Carolina Financial Corp.	36,623
946	Carter Bank & Trust*	19,980
3,114	Cathay General Bancorp	114,657
702	CBTX Inc.	20,723
4,918	CenterState Bank Corp.	125,065
1,053	Central Pacific Financial Corp.	30,600
478	Central Valley Community Bancorp	10,086
124	Century Bancorp Inc., Class A Shares	10,819
124	Chemung Financial Corp.	5,675
3,804	CIT Group Inc.	173,158
468	Citizens & Northern Corp.	12,308
664	City Holding Co.	52,775
560	Civista Bancshares Inc.	12,141
561	CNB Financial Corp.	17,761
355	Coastal Financial Corp.*	6,031
347	Codorus Valley Bancorp Inc.	7,464
315	Colony Bankcorp Inc.	5,106
2,807	Columbia Banking System Inc.	109,698
4,900	Comerica Inc.	345,009
4,003	Commerce Bancshares Inc.	268,321
1,928	Community Bank System Inc.	130,815

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.0% - (continued)
Banks - 5.6% - (continued)
856	Community Bankers Trust Corp.	$7,439
155	Community Financial Corp. (The)	5,343
675	Community Trust Bancorp Inc.	30,335
1,410	ConnectOne Bancorp Inc.	35,518
2,256	Cullen/Frost Bankers Inc.	211,071
1,036	Customers Bancorp Inc.*	24,222
5,486	CVB Financial Corp.	117,181
1,387	Dime Community Bancshares Inc.	27,962
146	DNB Financial Corp.	6,744
1,367	Eagle Bancorp Inc.	60,722
5,775	East West Bancorp Inc.	264,610
361	Enterprise Bancorp Inc.	11,512
861	Enterprise Financial Services Corp.	38,917
648	Equity Bancshares Inc., Class A Shares*	19,084
279	Esquire Financial Holdings Inc.*	6,679
187	Evans Bancorp Inc.	7,609
473	Farmers & Merchants Bancorp Inc.	12,274
1,013	Farmers National Banc Corp.	15,539
669	FB Financial Corp.	25,757
112	Fidelity D&D Bancorp Inc.	7,345
611	Financial Institutions Inc.	19,906
10,059	First Bancorp	139,739
400	First Bancorp Inc.	11,392
714	First Bancshares Inc. (The)	23,962
727	First Bank	7,873
1,880	First Busey Corp.	50,008
370	First Business Financial Services Inc.	9,243
136	First Capital Inc.	9,241
408	First Choice Bancorp	9,286
292	First Citizens BancShares Inc., Class A Shares	151,782
3,394	First Commonwealth Financial Corp.	48,229
616	First Community Bancshares Inc.	18,782
28,079	First Financial Bancorp	682,881
5,334	First Financial Bankshares Inc.	184,396
551	First Financial Corp.	24,365
226	First Financial Northwest Inc.	3,329
1,548	First Foundation Inc.	25,372
192	First Guaranty Bancshares Inc.	4,128
21,915	First Hawaiian Inc.	625,454
12,601	First Horizon National Corp.	202,624
341	First Internet Bancorp	7,741
1,483	First Interstate BancSystem Inc., Class A Shares	62,434
2,079	First Merchants Corp.	84,179
622	First Mid Bancshares Inc.	21,758
4,059	First Midwest Bancorp Inc.	87,512
347	First Northwest Bancorp	6,118
1,067	First of Long Island Corp. (The)	25,853
1,211	Flushing Financial Corp.	25,673
13,189	FNB Corp.	163,807
712	FNCB Bancorp Inc.	5,781
495	Franklin Financial Network Inc.	16,899
188	Franklin Financial Services Corp.	7,046
27,934	Fulton Financial Corp.	479,347
502	FVCBankcorp Inc.*	8,599
941	German American Bancorp Inc.	31,712
3,260	Glacier Bancorp Inc.	142,951
478	Great Southern Bancorp Inc.	29,172
2,033	Great Western Bancorp Inc.	69,874
383	Guaranty Bancshares Inc.	12,658
3,528	Hancock Whitney Corp.	143,272

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.0% - (continued)
Banks - 5.6% - (continued)
1,156	Hanmi Financial Corp.	$22,692
1,224	HarborOne Bancorp Inc.*	12,987
235	Hawthorn Bancshares Inc.	5,718
1,290	Heartland Financial USA Inc.	60,914
1,915	Heritage Commerce Corp.	23,937
1,513	Heritage Financial Corp.	41,729
2,863	Hilltop Holdings Inc.	70,516
6,012	Home BancShares Inc.	113,146
634	HomeTrust Bancshares Inc.	16,566
4,982	Hope Bancorp Inc.	72,289
1,705	Horizon Bancorp Inc.	32,088
590	Howard Bancorp Inc.*	9,829
30,000	Huntington Bancshares Inc.	446,700
2,088	IBERIABANK Corp.	152,403
2,241	Independent Bank Corp.	134,944
1,426	Independent Bank Group Inc.	82,180
2,191	International Bancshares Corp.	92,942
334	Investar Holding Corp.	8,357
9,099	Investors Bancorp Inc.	109,734
2,138	Lakeland Bancorp Inc.	35,662
1,025	Lakeland Financial Corp.	48,298
530	LCNB Corp.	9,800
228	Level One Bancorp Inc.	5,584
960	Live Oak Bancshares Inc.	17,520
1,056	Macatawa Bank Corp.	11,310
392	Mackinac Financial Corp.	6,170
314	MainStreet Bancshares Inc.*	6,886
238	Malvern Bancorp Inc.*	5,464
714	Mercantile Bank Corp.	25,169
327	Metropolitan Bank Holding Corp.*	14,744
367	Mid Penn Bancorp Inc.	9,898
947	Midland States Bancorp Inc.	26,592
467	MidWestOne Financial Group Inc.	15,878
234	MutualFirst Financial Inc.	9,278
362	MVB Financial Corp.	7,711
27,148	National Bank Holdings Corp., Class A Shares	972,984
251	National Bankshares Inc.	10,763
1,763	NBT Bancorp Inc.	70,520
315	Nicolet Bankshares Inc.*	22,825
318	Northeast Bank	6,869
262	Northrim BanCorp Inc.	9,817
201	Norwood Financial Corp.	7,035
304	Oak Valley Bancorp	5,694
2,094	OFG Bancorp	44,916
134	Ohio Valley Banc Corp.	5,048
6,851	Old National Bancorp	123,866
1,221	Old Second Bancorp Inc.	15,079
33,985	Opus Bank	873,754
815	Origin Bancorp Inc.	29,071
454	Orrstown Financial Services Inc.	9,952
950	Pacific Mercantile Bancorp*	6,802
2,259	Pacific Premier Bancorp Inc.	72,378
19,320	PacWest Bancorp	719,477
531	Park National Corp.	53,275
447	Parke Bancorp Inc.	10,697
473	PCB Bancorp	8,098
774	Peapack Gladstone Financial Corp.	23,143
253	Penns Woods Bancorp Inc.	8,013
749	Peoples Bancorp Inc.	24,500
165	Peoples Bancorp of North Carolina Inc.	5,198

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.0% - (continued)
Banks - 5.6% - (continued)
268	Peoples Financial Services Corp.	$13,164
17,995	People’s United Financial Inc.	296,918
672	People’s Utah Bancorp	19,723
3,091	Pinnacle Financial Partners Inc.	189,849
3,825	Popular Inc.	211,561
564	Preferred Bank	31,105
650	Premier Financial Bancorp Inc.	11,798
3,590	Prosperity Bancshares Inc.	252,197
642	QCR Holdings Inc.	26,836
711	RBB Bancorp	14,234
417	Reliant Bancorp Inc.	9,316
2,066	Renasant Corp.	73,136
394	Republic Bancorp Inc., Class A Shares	18,203
1,597	Republic First Bancorp Inc.*	6,324
1,180	S&T Bancorp Inc.	44,510
1,372	Sandy Spring Bancorp Inc.	48,514
331	SB One Bancorp	7,825
2,085	Seacoast Banking Corp. of Florida*	62,029
823	Select Bancorp Inc.*	9,818
1,656	ServisFirst Bancshares Inc.	60,212
449	Shore Bancshares Inc.	7,516
590	Sierra Bancorp	15,812
5,140	Signature Bank	634,070
3,749	Simmons First National Corp., Class A Shares	97,137
620	SmartFinancial Inc.	14,136
228	South Plains Financial Inc.	4,327
1,355	South State Corp.	112,844
257	Southern First Bancshares Inc.*	11,007
756	Southern National Bancorp of Virginia Inc.	12,043
1,324	Southside Bancshares Inc.	46,486
505	Spirit of Texas Bancshares Inc.*	11,534
8,142	Sterling Bancorp	166,260
810	Stock Yards Bancorp Inc.	33,526
395	Summit Financial Group Inc.	10,645
5,929	Synovus Financial Corp.	225,836
38,430	TCF Financial Corp.	1,632,891
14,308	Texas Capital Bancshares Inc.*	827,002
569	Tompkins Financial Corp.	49,361
2,515	Towne Bank	70,797
1,143	TriCo Bancshares	44,177
1,024	TriState Capital Holdings Inc.*	24,812
966	Triumph Bancorp Inc.*	34,641
2,657	Trustmark Corp.	91,295
14,079	UMB Financial Corp.	947,094
37,745	Umpqua Holdings Corp.	617,886
117	Union Bankshares Inc.	3,976
3,898	United Bankshares Inc.	147,617
2,652	United Community Banks Inc.	82,212
508	United Security Bancshares	5,304
281	Unity Bancorp Inc.	6,224
1,237	Univest Financial Corp.	32,298
82,822	Valley National Bancorp	959,079
2,074	Veritex Holdings Inc.	53,945
639	Washington Trust Bancorp Inc.	33,349
3,654	Webster Financial Corp.	177,913
2,478	WesBanco Inc.	90,397
764	West Bancorporation Inc.	18,550
1,077	Westamerica Bancorporation	70,005
12,367	Western Alliance Bancorp	645,063
2,310	Wintrust Financial Corp.	156,872
7,018	Zions Bancorp NA	349,356

	Total Banks	25,005,254

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.0% - (continued)
Capital Markets - 3.2%
2,025	Affiliated Managers Group Inc.	$172,874
2,688	Ares Management Corp., Class A Shares	88,946
2,109	Artisan Partners Asset Management Inc., Class A Shares	62,574
208	Assetmark Financial Holdings Inc.*	5,206
56	Associated Capital Group Inc., Class A Shares	2,022
821	B. Riley Financial Inc.	23,981
12,166	BGC Partners Inc., Class A Shares	70,563
2,004	Blucora Inc.*	47,174
2,861	Brightsphere Investment Group Inc.	27,551
28,457	Charles Schwab Corp. (The)	1,408,622
15,437	Cohen & Steers Inc.	1,036,286
1,301	Cowen Inc., Class A Shares*	19,931
130	Diamond Hill Investment Group Inc.	17,752
1,232	Donnelley Financial Solutions Inc.*	12,369
4,480	Eaton Vance Corp.	211,322
1,589	Evercore Inc., Class A Shares	122,957
1,510	FactSet Research Systems Inc.	392,072
3,951	Federated Investors Inc., Class B Shares	132,438
1,266	Focus Financial Partners Inc., Class A Shares*	35,587
1,172	GAIN Capital Holdings Inc.	4,864
205	GAMCO Investors Inc., Class A Shares	3,686
659	Greenhill & Co., Inc.	11,210
9,818	Hamilton Lane Inc., Class A Shares	569,444
1,533	Houlihan Lokey Inc., Class A Shares	73,078
686	INTL. FCStone Inc.*	27,440
6,470	Janus Henderson Group PLC	164,338
5,049	Ladenburg Thalmann Financial Services Inc.	17,621
4,169	Lazard Ltd., Class A Shares	161,090
3,497	Legg Mason Inc.	136,663
11,967	LPL Financial Holdings Inc.	1,105,152
1,484	MarketAxess Holdings Inc.	599,269
1,985	Moelis & Co., Class A Shares	65,426
8,183	Moody’s Corp.	1,854,841
809	Morningstar Inc.	127,094
10,873	Nasdaq Inc.	1,139,490
9,113	Northern Trust Corp.	977,278
410	Oppenheimer Holdings Inc., Class A Shares	11,689
597	Piper Jaffray Cos.	48,285
904	PJT Partners Inc., Class A Shares	38,528
552	Pzena Investment Management Inc., Class A Shares	4,907
723	Safeguard Scientifics Inc.*	8,329
704	Sculptor Capital Management Inc., Class A Shares	13,644
9,621	SEI Investments Co.	620,843
309	Siebert Financial Corp.*(a)	3,288
518	Silvercrest Asset Management Group Inc., Class A Shares	6,708
31,645	Solar Capital Ltd.	656,634
2,706	Stifel Financial Corp.	169,179
34,523	TD Ameritrade Holding Corp.	1,789,327
1,969	Virtu Financial Inc., Class A Shares(a)	32,685
234	Virtus Investment Partners Inc.	27,565
2,803	Waddell & Reed Financial Inc., Class A Shares(a)	45,268
331	Westwood Holdings Group Inc.	10,215
5,614	WisdomTree Investments Inc.	27,284

	Total Capital Markets	14,442,589

Consumer Finance - 0.3%
431	Credit Acceptance Corp.*	185,528
695	Curo Group Holdings Corp.*	9,459

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.0% - (continued)
Consumer Finance - 0.3% - (continued)
578	Elevate Credit Inc.*	$2,399
1,284	Encore Capital Group Inc.*	46,827
1,345	Enova International Inc.*	30,975
2,198	EZCORP Inc., Class A Shares*	11,254
6,162	FirstCash Inc.	498,136
1,935	Green Dot Corp., Class A Shares*	45,976
2,763	LendingClub Corp.*	38,157
860	Medallion Financial Corp.*(a)	5,478
8,151	Navient Corp.	116,967
735	Nelnet Inc., Class A Shares	46,305
2,700	OneMain Holdings Inc., Class A Shares	116,343
1,832	PRA Group Inc.*	67,124
359	Regional Management Corp.*	11,668
4,196	Santander Consumer USA Holdings Inc.	98,816
17,211	SLM Corp.	146,810
250	World Acceptance Corp.*	23,748

	Total Consumer Finance	1,501,970

Diversified Financial Services - 0.2%
1,375	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	29,659
2,806	Cannae Holdings Inc.*	105,197
6,321	FGL Holdings	57,710
10,589	Jefferies Financial Group Inc.	221,310
329	Marlin Business Services Corp.	7,054
2,989	On Deck Capital Inc.*	12,285
5,632	Voya Financial Inc.	328,233

	Total Diversified Financial Services	761,448

Insurance - 4.4%
569	Alleghany Corp.*	443,843
1,845	Ambac Financial Group Inc.*	38,413
17,465	American Equity Investment Life Holding Co.*	519,060
3,004	American Financial Group Inc.	329,569
307	American National Insurance Co.	36,226
662	AMERISAFE Inc.	44,751
1,321	Argo Group International Holdings Ltd.	86,895
2,485	Assurant Inc.	330,182
3,878	Assured Guaranty Ltd.	192,543
3,412	Axis Capital Holdings Ltd.	201,922
4,485	Brighthouse Financial Inc.*	184,603
9,615	Brown & Brown Inc.	362,870
2,763	Chubb Ltd.	418,539
2,289	Citizens Inc., Class A Shares*	15,611
6,246	CNO Financial Group Inc.	113,177
698	Crawford & Co., Class A Shares	7,650
558	Donegal Group Inc., Class A Shares	8,164
907	eHealth Inc.*	83,680
1,127	Employers Holdings Inc.	48,427
489	Enstar Group Ltd.*	99,859
1,010	Erie Indemnity Co., Class A Shares	170,993
2,132	Everest Re Group Ltd.	578,326
427	FBL Financial Group Inc., Class A Shares	24,582
416	FedNat Holding Co.	6,203
4,517	First American Financial Corp.	287,372
19,685	Genworth Financial Inc., Class A Shares*	77,953
296	Global Indemnity Ltd.	8,516
4,423	Globe Life Inc.	454,507
462	Goosehead Insurance Inc., Class A Shares	18,720
1,274	Greenlight Capital Re Ltd., Class A Shares*	13,301
546	Hallmark Financial Services Inc.*	10,412
1,587	Hanover Insurance Group Inc. (The)	215,721
269	HCI Group Inc.	12,455

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.0% - (continued)
Insurance - 4.4% - (continued)
379	Health Insurance Innovations Inc., Class A Shares*(a)	$6,811
1,153	Heritage Insurance Holdings Inc.	15,785
1,419	Horace Mann Educators Corp.	61,599
214	Independence Holding Co.	9,044
67	Investors Title Co.	10,737
991	James River Group Holdings Ltd.	39,204
2,409	Kemper Corp.	178,073
755	Kinsale Capital Group Inc.	76,451
1,946	Markel Corp.*	2,209,780
3,186	MBIA Inc.*	29,725
1,145	Mercury General Corp.	56,082
33,413	MetLife Inc.	1,667,643
2,768	National General Holdings Corp.	58,931
94	National Western Life Group Inc., Class A Shares	23,710
380	NI Holdings Inc.*	6,361
11,522	Old Republic International Corp.	259,936
10,586	Palomar Holdings Inc., Class A Shares*	577,678
1,676	Primerica Inc.	224,316
1,849	ProAssurance Corp.	69,522
420	Protective Insurance Corp., Class B Shares	7,085
15,903	Reinsurance Group of America Inc., Class A Shares	2,631,310
1,764	RenaissanceRe Holdings Ltd.	332,214
1,653	RLI Corp.	151,035
610	Safety Insurance Group Inc.	59,566
2,217	Selective Insurance Group Inc.	146,810
718	State Auto Financial Corp.	23,536
888	Stewart Information Services Corp.	37,980
3,194	Third Point Reinsurance Ltd.*	30,503
1,343	Tiptree Inc.	10,462
22,710	Travelers Cos., Inc. (The)	3,104,911
1,181	Trupanion Inc.*	40,248
858	United Fire Group Inc.	37,700
904	United Insurance Holdings Corp.	11,472
1,245	Universal Insurance Holdings Inc.	36,229
45,194	Unum Group	1,389,264
864	Watford Holdings Ltd.*	23,371
125	White Mountains Insurance Group Ltd.	138,365
7,786	WR Berkley Corp.	529,448

	Total Insurance	19,767,942

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
1,163	AG Mortgage Investment Trust Inc.	18,108
22,074	AGNC Investment Corp.	382,322
4,060	Anworth Mortgage Asset Corp.	14,291
6,332	Apollo Commercial Real Estate Finance Inc.	115,686
1,117	Ares Commercial Real Estate Corp.	17,470
1,767	Arlington Asset Investment Corp., Class A Shares	10,337
2,357	ARMOUR Residential REIT Inc.	40,682
5,082	Blackstone Mortgage Trust Inc., Class A Shares	186,154
3,473	Capstead Mortgage Corp.	27,020
768	Cherry Hill Mortgage Investment Corp.	11,505
7,644	Chimera Investment Corp.	155,708
3,287	Colony Credit Real Estate Inc.	43,553
1,065	Dynex Capital Inc.	17,988
1,130	Ellington Financial Inc.	20,464
1,104	Exantas Capital Corp.	13,292
2,221	Granite Point Mortgage Trust Inc.	40,356
536	Great Ajax Corp.	8,163
5,173	Invesco Mortgage Capital Inc.	84,009
940	KKR Real Estate Finance Trust Inc.	18,979
4,253	Ladder Capital Corp., Class A Shares	73,534

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.0% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.5% - (continued)
19,048	MFA Financial Inc.	$145,908
16,640	New Residential Investment Corp.	257,920
8,531	New York Mortgage Trust Inc.	53,148
1,954	Orchid Island Capital Inc., Class A Shares	11,099
3,033	PennyMac Mortgage Investment Trust	70,032
1,407	Ready Capital Corp.	22,188
3,525	Redwood Trust Inc.	57,034
11,185	Starwood Property Trust Inc.	274,032
1,809	TPG RE Finance Trust Inc.	36,632
11,179	Two Harbors Investment Corp.	162,543
1,737	Western Asset Mortgage Capital Corp.	17,856

	Total Mortgage Real Estate Investment Trusts (REITs)	2,408,013

Thrifts & Mortgage Finance - 0.8%
2,420	Axos Financial Inc.*	71,269
841	Bridgewater Bancshares Inc.*	10,748
5,507	Capitol Federal Financial Inc.	78,089
2,211	Columbia Financial Inc.*	36,835
280	Entegra Financial Corp.*	8,411
294	ESSA Bancorp Inc.	5,066
17,841	Essent Group Ltd.	975,011
390	Federal Agricultural Mortgage Corp., Class C Shares	32,389
879	First Defiance Financial Corp.	26,502
1,131	Flagstar Bancorp Inc.	42,141
171	FS Bancorp Inc.	10,222
75	Greene County Bancorp Inc.	2,169
52	Hingham Institution for Savings	9,972
296	Home Bancorp Inc.	11,420
863	HomeStreet Inc.*	27,547
3,280	Kearny Financial Corp.	46,248
315	LendingTree Inc.*	113,567
1,062	Luther Burbank Corp.	12,277
370	Merchants Bancorp	6,653
2,050	Meridian Bancorp Inc.	41,266
1,412	Meta Financial Group Inc.	50,225
14,598	MGIC Investment Corp.	210,357
202	MMA Capital Holdings Inc.*	6,458
3,187	Mr Cooper Group Inc.*	42,833
18,257	New York Community Bancorp Inc.	217,623
2,709	NMI Holdings Inc., Class A Shares*	90,941
1,652	Northfield Bancorp Inc.	27,919
3,818	Northwest Bancshares Inc.	63,532
2,136	OceanFirst Financial Corp.	51,221
5,152	Ocwen Financial Corp.*	8,037
581	OP Bancorp	5,682
1,724	Oritani Financial Corp.	32,066
738	PCSB Financial Corp.	15,055
270	PDL Community Bancorp*	3,942
375	Provident Bancorp Inc.*	4,425
253	Provident Financial Holdings Inc.	5,536
2,550	Provident Financial Services Inc.	62,016
276	Prudential Bancorp Inc.	4,968
8,182	Radian Group Inc.	211,423
886	Riverview Bancorp Inc.	6,406
381	Southern Missouri Bancorp Inc.	14,242
662	Sterling Bancorp Inc.	6,415
291	Territorial Bancorp Inc.	9,222
2,043	TFS Financial Corp.	41,452
287	Timberland Bancorp Inc.	8,505
3,578	TrustCo Bank Corp. NY	31,415
1,873	United Community Financial Corp.	20,809

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.0% - (continued)
Thrifts & Mortgage Finance - 0.8% - (continued)
1,151	Walker & Dunlop Inc.	$75,552
3,164	Washington Federal Inc.	116,467
956	Waterstone Financial Inc.	18,040
950	Western New England Bancorp Inc.	9,319
10,602	WSFS Financial Corp.	472,743

	Total Thrifts & Mortgage Finance	3,512,648

	TOTAL FINANCIALS	67,399,864

HEALTH CARE - 15.4%
Biotechnology - 3.4%
1,193	Abeona Therapeutics Inc.*	4,020
4,302	ACADIA Pharmaceuticals Inc.*	194,838
13,972	Acceleron Pharma Inc.*	684,069
5,051	Achillion Pharmaceuticals Inc.*	31,367
1,621	Acorda Therapeutics Inc.*	2,594
828	Adamas Pharmaceuticals Inc.*	4,927
686	ADMA Biologics Inc.*	3,259
2,384	Aduro Biotech Inc.*	2,837
2,023	Adverum Biotechnologies Inc.*	22,071
1,061	Aeglea BioTherapeutics Inc.*	9,072
2,541	Affimed NV*	6,556
4,177	Agenus Inc.*	17,502
357	AgeX Therapeutics Inc.*	507
1,941	Agios Pharmaceuticals Inc.*	75,505
1,851	Aimmune Therapeutics Inc.*	51,680
459	Akcea Therapeutics Inc.*(a)	8,937
4,929	Akebia Therapeutics Inc.*	31,003
391	Albireo Pharma Inc.*	8,844
751	Aldeyra Therapeutics Inc.*	5,993
924	Alector Inc.*	17,223
6,080	Alkermes PLC*	127,802
790	Allakos Inc.*(a)	75,050
1,611	Allogene Therapeutics Inc.*	45,398
4,245	Alnylam Pharmaceuticals Inc.*	497,259
1,286	AMAG Pharmaceuticals Inc.*(a)	13,696
9,416	Amicus Therapeutics Inc.*	98,680
1,020	AnaptysBio Inc.*	13,760
1,813	Anavex Life Sciences Corp.*(a)	4,351
563	Anika Therapeutics Inc.*	32,541
11,657	Apellis Pharmaceuticals Inc.*	313,340
1,138	Arcus Biosciences Inc.*	9,411
1,549	Ardelyx Inc.*	11,509
2,032	Arena Pharmaceuticals Inc.*	96,276
4,135	ArQule Inc.*	39,655
3,794	Arrowhead Pharmaceuticals Inc.*	277,000
7,570	Ascendis Pharma AS, ADR*	871,913
901	Assembly Biosciences Inc.*	14,614
1,863	Atara Biotherapeutics Inc.*	26,473
2,450	Athenex Inc.*	38,171
4,761	Athersys Inc.*	6,285
1,816	Audentes Therapeutics Inc.*	52,718
2,191	Avid Bioservices Inc.*	12,072
689	Avrobio Inc.*	11,052
287	Baudax Bio Inc.*	1,541
443	Beyondspring Inc.*	5,515
4,127	BioCryst Pharmaceuticals Inc.*	11,762
1,547	Biohaven Pharmaceutical Holding Co., Ltd.*	88,674
244	BioSpecifics Technologies Corp.*	13,420
364	Bioxcel Therapeutics Inc.*(a)	2,264
2,182	Bluebird Bio Inc.*	176,611
11,730	Blueprint Medicines Corp.*	962,329

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Biotechnology - 3.4% - (continued)
904	Bridgebio Pharma Inc.*	$26,216
1,198	Calithera Biosciences Inc.*	5,894
526	Calyxt Inc.*	1,936
1,699	CareDx Inc.*	34,863
1,628	CASI Pharmaceuticals Inc.*(a)	5,389
3,568	Catalyst Pharmaceuticals Inc.*	16,556
171	Celcuity Inc.*	1,830
414	Cellular Biomedicine Group Inc.*(a)	7,477
1,087	CEL-SCI Corp.*(a)	8,283
1,139	Checkpoint Therapeutics Inc.*	1,503
1,698	ChemoCentryx Inc.*	51,500
1,495	Chimerix Inc.*	3,289
2,027	Clovis Oncology Inc.*(a)	30,263
2,559	Coherus Biosciences Inc.*	46,036
791	Concert Pharmaceuticals Inc.*	5,964
511	Constellation Pharmaceuticals Inc.*	23,792
2,488	Corbus Pharmaceuticals Holdings Inc.*(a)	11,694
122	Cortexyme Inc.*	3,203
461	Crinetics Pharmaceuticals Inc.*	9,017
519	Cue Biopharma Inc.*	6,145
993	Cyclerion Therapeutics Inc.*	1,837
2,271	Cytokinetics Inc.*	21,961
1,779	CytomX Therapeutics Inc.*	11,137
618	Deciphera Pharmaceuticals Inc.*	29,225
2,014	Denali Therapeutics Inc.*	35,829
2,083	Dicerna Pharmaceuticals Inc.*	50,117
2,299	Dynavax Technologies Corp., Class A Shares*(a)	12,989
387	Eagle Pharmaceuticals Inc.*	22,632
2,061	Editas Medicine Inc.*	62,407
416	Eidos Therapeutics Inc.*(a)	23,433
979	Eiger BioPharmaceuticals Inc.*	12,874
1,890	Emergent BioSolutions Inc.*	103,685
713	Enanta Pharmaceuticals Inc.*	45,390
3,219	Epizyme Inc.*	53,178
1,033	Esperion Therapeutics Inc.*	53,055
594	Evelo Biosciences Inc.*(a)	2,679
5,629	Exact Sciences Corp.*	456,005
11,898	Exelixis Inc.*	197,864
22,718	Fate Therapeutics Inc.*	354,855
3,168	FibroGen Inc.*	134,228
1,231	Five Prime Therapeutics Inc.*	4,826
1,238	Flexion Therapeutics Inc.*	21,950
606	Forty Seven Inc.*	7,660
1,399	G1 Therapeutics Inc.*	30,218
1,363	Galectin Therapeutics Inc.*(a)	4,403
5,922	Geron Corp.*	8,468
2,212	Global Blood Therapeutics Inc.*	147,098
1,545	GlycoMimetics Inc.*	9,085
1,432	Gossamer Bio Inc.*	36,516
1,040	Gritstone Oncology Inc.*	9,058
5,977	Halozyme Therapeutics Inc.*	115,894
305	Harpoon Therapeutics Inc.*	5,704
3,060	Heron Therapeutics Inc.*	78,214
1,012	Homology Medicines Inc.*	16,192
5,447	ImmunoGen Inc.*	19,664
7,123	Immunomedics Inc.*	133,770
3,158	Inovio Pharmaceuticals Inc.*(a)	7,958
3,502	Insmed Inc.*	80,721
1,527	Intellia Therapeutics Inc.*	26,463
1,025	Intercept Pharmaceuticals Inc.*	111,079

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Biotechnology - 3.4% - (continued)
3,085	Intrexon Corp.*(a)	$17,183
3,578	Invitae Corp.*	71,202
5,123	Ionis Pharmaceuticals Inc.*	327,667
4,736	Iovance Biotherapeutics Inc.*	108,123
65,059	Ironwood Pharmaceuticals Inc., Class A Shares*	782,009
747	Jounce Therapeutics Inc.*	4,041
5,724	Kadmon Holdings Inc.*	25,300
489	KalVista Pharmaceuticals Inc.*	7,081
183	Karuna Therapeutics Inc.*	13,154
2,434	Karyopharm Therapeutics Inc.*	42,644
434	Kezar Life Sciences Inc.*	1,133
1,656	Kindred Biosciences Inc.*	13,033
526	Kiniksa Pharmaceuticals Ltd., Class A Shares*	5,602
977	Kodiak Sciences Inc.*	28,919
483	Krystal Biotech Inc.*	27,294
1,232	Kura Oncology Inc.*	19,638
798	La Jolla Pharmaceutical Co.*	2,187
1,501	Lexicon Pharmaceuticals Inc.*(a)	5,299
741	Ligand Pharmaceuticals Inc.*	83,733
3,583	Lineage Cell Therapeutics Inc.*	3,225
198	LogicBio Therapeutics Inc.*	1,592
1,978	MacroGenics Inc.*	18,732
325	Madrigal Pharmaceuticals Inc.*	35,974
815	Magenta Therapeutics Inc.*	10,791
6,214	MannKind Corp.*(a)	7,643
1,128	Marker Therapeutics Inc.*	3,768
13,665	Medicines Co. (The)*(a)	1,150,593
1,587	MediciNova Inc.*(a)	11,299
2,911	MEI Pharma Inc.*	5,706
648	MeiraGTx Holdings PLC*	12,487
1,530	Mersana Therapeutics Inc.*	5,891
407	Millendo Therapeutics Inc.*	3,097
1,140	Minerva Neurosciences Inc.*	7,125
1,116	Mirati Therapeutics Inc.*	112,459
8,212	Moderna Inc.*	167,196
514	Molecular Templates Inc.*	6,697
20,784	Momenta Pharmaceuticals Inc.*	349,171
1,465	Mustang Bio Inc.*	4,644
2,861	Myriad Genetics Inc.*	73,642
2,308	Natera Inc.*	84,219
427	Neon Therapeutics Inc.*	487
3,611	Neurocrine Biosciences Inc.*	421,079
708	Novavax Inc.*(a)	3,434
19	Oncternal Therapeutics Inc.*(b)#	39
686	Oncocyte Corp.*	1,207
14,125	OPKO Health Inc.*(a)	22,459
18,450	Orchard Therapeutics PLC, ADR*	210,146
519	Organogenesis Holdings Inc., Class A Shares*	2,662
8,666	Palatin Technologies Inc.*	7,149
4,395	PDL BioPharma Inc.*	13,625
926	Pfenex Inc.*	9,612
567	PhaseBio Pharmaceuticals Inc.*	1,848
1,923	Pieris Pharmaceuticals Inc.*	7,827
389	PolarityTE Inc.*(a)	1,260
2,765	Portola Pharmaceuticals Inc.*	78,941
395	Precision BioSciences Inc.*	7,019
557	Principia Biopharma Inc.*	19,957
3,674	Progenics Pharmaceuticals Inc.*	19,178
629	Protagonist Therapeutics Inc.*	5,472
1,738	Prothena Corp. PLC*	22,281

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Biotechnology - 3.4% - (continued)
2,198	PTC Therapeutics Inc.*	$103,218
1,354	Puma Biotechnology Inc.*	12,849
1,515	Ra Pharmaceuticals Inc.*	70,796
1,871	Radius Health Inc.*	41,910
719	Recro Pharma Inc.*	11,892
1,381	REGENXBIO Inc.*	57,809
447	Replimune Group Inc.*	6,213
1,733	Retrophin Inc.*	24,037
965	Rhythm Pharmaceuticals Inc.*	21,664
6,137	Rigel Pharmaceuticals Inc.*	13,747
1,251	Rocket Pharmaceuticals Inc.*	22,005
1,414	Rubius Therapeutics Inc.*(a)	10,888
2,015	Sage Therapeutics Inc.*	311,862
4,761	Sangamo Therapeutics Inc.*	51,419
2,831	Sarepta Therapeutics Inc.*	318,459
1,075	Savara Inc.*	1,355
516	Scholar Rock Holding Corp.*	4,391
4,623	Seattle Genetics Inc.*	556,378
629	Seres Therapeutics Inc.*	2,485
374	Solid Biosciences Inc.*(a)	1,470
4,857	Sorrento Therapeutics Inc.*(a)	14,182
1,402	Spark Therapeutics Inc.*	155,818
4,640	Spectrum Pharmaceuticals Inc.*	41,667
372	Spero Therapeutics Inc.*	4,449
1,574	Stemline Therapeutics Inc.*	16,826
236	Stoke Therapeutics Inc.*	5,782
516	Sutro Biopharma Inc.*	5,717
683	Syndax Pharmaceuticals Inc.*	4,979
671	Synlogic Inc.*	1,436
237	Synthorx Inc.*	4,242
1,444	Syros Pharmaceuticals Inc.*	7,364
335	TCR2 Therapeutics Inc.*	5,678
3,268	TG Therapeutics Inc.*	26,765
697	Tocagen Inc.*	457
1,297	Translate Bio Inc.*	13,035
280	Turning Point Therapeutics Inc.*	15,742
880	Twist Bioscience Corp.*	20,970
176	Tyme Technologies Inc.*(a)	199
2,228	Ultragenyx Pharmaceutical Inc.*	88,340
1,774	United Therapeutics Corp.*	163,669
903	UNITY Biotechnology Inc.*(a)	6,971
785	UroGen Pharma Ltd.*	24,837
2,034	Vanda Pharmaceuticals Inc.*	34,029
3,629	VBI Vaccines Inc.*	3,260
1,927	Veracyte Inc.*	55,343
1,818	Vericel Corp.*	33,924
2,766	Viking Therapeutics Inc.*(a)	20,247
1,001	Voyager Therapeutics Inc.*	13,654
297	X4 Pharmaceuticals Inc.*	3,157
706	XBiotech Inc.*	8,112
1,956	Xencor Inc.*	77,066
847	Y-mAbs Therapeutics Inc.*	28,586
6,641	ZIOPHARM Oncology Inc.*(a)	34,600

	Total Biotechnology	15,097,942

Health Care Equipment & Supplies - 5.0%
109,961	Accuray Inc.*	338,680
1,222	Alphatec Holdings Inc.*	8,615
1,564	AngioDynamics Inc.*	24,039
6,699	Antares Pharma Inc.*	31,686
1,371	Apyx Medical Corp.*	10,941

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Health Care Equipment & Supplies - 5.0% - (continued)
16,675	AtriCure Inc.*	$496,081
57	Atrion Corp.	40,168
1,763	Avanos Medical Inc.*	61,106
1,443	AxoGen Inc.*	25,007
636	Axonics Modulation Technologies Inc.*	15,512
5,050	Baxter International Inc.	413,948
1,045	Becton Dickinson and Co.	270,133
282	BioLife Solutions Inc.*	4,724
636	BioSig Technologies Inc.*(a)	4,318
1,516	Cantel Medical Corp.	116,580
1,279	Cardiovascular Systems Inc.*	58,271
5,678	Cerus Corp.*	24,643
2,628	ConforMIS Inc.*	4,888
1,027	CONMED Corp.	116,328
1,512	CryoLife Inc.*	37,392
1,094	CryoPort Inc.*	17,231
530	Cutera Inc.*	20,299
1,538	CytoSorbents Corp.*	6,137
34,741	DENTSPLY SIRONA Inc.	1,964,256
3,652	DexCom Inc.*	830,136
369	ElectroCore Inc.*(a)	557
40,429	Envista Holdings Corp.*(a)	1,136,863
1,947	GenMark Diagnostics Inc.*	10,864
1,547	Glaukos Corp.*	99,209
13,017	Globus Medical Inc., Class A Shares*	728,301
8,746	Haemonetics Corp.*	1,054,768
288	Heska Corp.*	27,504
2,622	Hill-Rom Holdings Inc.	281,105
12,284	ICU Medical Inc.*	2,303,004
756	Inogen Inc.*	55,649
2,382	Insulet Corp.*	442,337
1,339	Integer Holdings Corp.*	101,563
11,920	Integra LifeSciences Holdings Corp.*	727,001
271	IntriCon Corp.*	5,100
1,578	Intuitive Surgical Inc.*	935,596
1,278	Invacare Corp.	11,157
193	iRadimed Corp.*	4,242
1,021	iRhythm Technologies Inc.*	73,604
1,572	Lantheus Holdings Inc.*	32,855
657	LeMaitre Vascular Inc.	23,369
1,983	LivaNova PLC*	166,096
7,288	Masimo Corp.*	1,130,150
1,702	Meridian Bioscience Inc.	15,573
22,360	Merit Medical Systems Inc.*	626,080
137	Mesa Laboratories Inc.	32,074
301	Misonix Inc.*	6,192
1,374	Natus Medical Inc.*	43,954
2,093	Neogen Corp.*	139,331
434	Neuronetics Inc.*	1,875
1,221	Nevro Corp.*	136,483
3,448	Novocure Ltd.*	317,837
2,118	NuVasive Inc.*	153,004
21,992	OraSure Technologies Inc.*	178,135
726	Orthofix Medical Inc.*	32,960
367	OrthoPediatrics Corp.*	14,438
1,290	Penumbra Inc.*	228,227
392	Pulse Biosciences Inc.*(a)	5,692
1,463	Quidel Corp.*	100,391
1,804	Rockwell Medical Inc.*	4,113
2,021	RTI Surgical Holdings Inc.*	3,739

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Health Care Equipment & Supplies - 5.0% - (continued)
783	SeaSpine Holdings Corp.*	$10,359
4,888	Senseonics Holdings Inc.*(a)	5,084
277	Shockwave Medical Inc.*	10,847
662	SI-BONE Inc.*	11,777
870	Sientra Inc.*	7,447
288	Silk Road Medical Inc.*	10,374
56,945	Smith & Nephew PLC, ADR	2,549,997
1,808	STAAR Surgical Co.*	66,643
3,340	STERIS PLC	504,808
565	Surmodics Inc.*	23,188
750	Tactile Systems Technology Inc.*	48,158
2,262	Tandem Diabetes Care Inc.*	156,146
2,728	Teleflex Inc.	963,912
7,074	TransEnterix Inc.*	1,422
276	TransMedics Group Inc.*	5,175
142	Utah Medical Products Inc.	15,168
219	Vapotherm Inc.*	2,422
1,497	Varex Imaging Corp.*	44,820
4,449	Varian Medical Systems Inc.*	594,965
2,868	ViewRay Inc.*	9,522
2,941	West Pharmaceutical Services Inc.	432,415
28,845	Wright Medical Group NV*	858,716
633	Zynex Inc.	6,647

	Total Health Care Equipment & Supplies	22,672,123

Health Care Providers & Services - 1.8%
45,085	Acadia Healthcare Co., Inc.*	1,449,934
434	Addus HomeCare Corp.*	40,453
1,279	Amedisys Inc.*	208,426
683	American Renal Associates Holdings Inc.*	6,461
1,902	AMN Healthcare Services Inc.*	113,112
636	Apollo Medical Holdings Inc.*	11,620
741	Avalon GloboCare Corp.*(a)	1,149
1,200	BioTelemetry Inc.*	55,572
7,509	Brookdale Senior Living Inc.*	53,614
290	Catasys Inc.*(a)	4,466
2,641	Chemed Corp.	1,135,683
2,871	Community Health Systems Inc.*	9,187
372	CorVel Corp.*	30,694
4,036	Covetrus Inc.*	57,755
1,325	Cross Country Healthcare Inc.*	15,993
2,236	Diplomat Pharmacy Inc.*	11,515
4,032	Encompass Health Corp.	285,103
2,052	Ensign Group Inc. (The)	89,118
1,486	Enzo Biochem Inc.*	3,938
2,272	Genesis Healthcare Inc., Class A Shares*	3,817
1,483	Guardant Health Inc.*	115,185
1,497	Hanger Inc.*	39,221
2,688	HealthEquity Inc.*	169,048
537	Joint Corp. (The)*	10,284
1,224	LHC Group Inc.*	163,282
819	Magellan Health Inc.*	63,661
35,792	MEDNAX Inc.*	934,887
6,808	Molina Healthcare Inc.*	922,484
513	National HealthCare Corp.	43,605
496	National Research Corp.	31,997
4,442	Option Care Health Inc.*	13,815
2,277	Owens & Minor Inc.	15,074
28,449	Patterson Cos., Inc.	553,617
1,026	Pennant Group Inc.(The)*	24,029
782	PetIQ Inc., Class A Shares*	17,986

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Health Care Providers & Services - 1.8% - (continued)
2,147	Premier Inc., Class A Shares*	$76,304
471	Providence Service Corp. (The)*	28,114
4,218	R1 RCM Inc.*	54,370
1,777	RadNet Inc.*	34,047
4,546	Select Medical Holdings Corp.*	100,512
508	Surgery Partners Inc.*	7,000
4,252	Tenet Healthcare Corp.*	136,914
1,884	Tivity Health Inc.*	42,673
945	Triple-S Management Corp., Class B Shares*	18,097
4,854	Universal Health Services Inc., Class B Shares	677,084
433	US Physical Therapy Inc.	50,600

	Total Health Care Providers & Services	7,931,500

Health Care Technology - 0.7%
6,739	Allscripts Healthcare Solutions Inc.*	72,646
4,212	Castlight Health Inc., Class B Shares*	5,855
3,555	Cerner Corp.	254,502
1,216	Change Healthcare Inc.*	16,270
573	Computer Programs & Systems Inc.	15,236
2,893	Evolent Health Inc., Class A Shares*	20,859
148	Health Catalyst Inc.*	5,880
1,059	HealthStream Inc.*	30,849
31,614	HMS Holdings Corp.*	954,743
2,938	Inovalon Holdings Inc., Class A Shares*	52,884
530	Inspire Medical Systems Inc.*	37,609
255	Livongo Health Inc.*(a)	7,283
2,243	NextGen Healthcare Inc.*	41,316
1,667	Omnicell Inc.*	133,343
500	OptimizeRx Corp.*	5,350
209	Phreesia Inc.*	5,877
445	Simulations Plus Inc.	14,872
805	Tabula Rasa HealthCare Inc.*	35,911
9,475	Teladoc Health Inc.*	793,436
3,596	Veeva Systems Inc., Class A Shares*	536,451
1,238	Vocera Communications Inc.*	26,865

	Total Health Care Technology	3,068,037

Life Sciences Tools & Services - 2.9%
1,130	Accelerate Diagnostics Inc.*(a)	16,882
661	Adaptive Biotechnologies Corp.*	17,973
8,810	Avantor Inc.*	150,915
4,329	Bio-Rad Laboratories Inc., Class A Shares*	1,599,046
9,652	Bio-Techne Corp.	2,106,549
4,108	Bruker Corp.	210,288
1,367	Cambrex Corp.*	81,979
18,208	Charles River Laboratories International Inc.*	2,644,712
1,386	ChromaDex Corp.*	5,045
2,197	Codexis Inc.*	34,141
111,559	Fluidigm Corp.*	281,129
7,580	ICON PLC, ADR*	1,236,753
5,334	Illumina Inc.*	1,710,934
24,204	Luminex Corp.	511,430
1,141	Medpace Holdings Inc.*	87,480
26,064	NanoString Technologies Inc.*	701,643
3,614	NeoGenomics Inc.*	93,277
5,759	Pacific Biosciences of California Inc.*	29,601
4,424	PerkinElmer Inc.	410,990
2,455	PRA Health Sciences Inc.*	267,129
8,822	QIAGEN NV*	377,582
391	Quanterix Corp.*	9,904
2,005	Repligen Corp.*	177,944
2,536	Syneos Health Inc., Class A Shares*	139,252
574	Waters Corp.*	127,468

	Total Life Sciences Tools & Services	13,030,046

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Pharmaceuticals - 1.6%
3,301	AcelRx Pharmaceuticals Inc.*(a)	$6,140
1,271	Aclaris Therapeutics Inc.*	2,084
1,757	Aerie Pharmaceuticals Inc.*	33,365
3,486	Akorn Inc.*	12,724
76,015	Amneal Pharmaceuticals Inc.*	285,816
1,513	Amphastar Pharmaceuticals Inc.*	29,519
387	ANI Pharmaceuticals Inc.*	23,847
730	Arvinas Inc.*	28,032
2,423	Assertio Therapeutics Inc.*	1,841
1,008	Axsome Therapeutics Inc.*	39,685
3,393	BioDelivery Sciences International Inc.*	23,140
1,583	Cara Therapeutics Inc.*	41,126
30,853	Catalent Inc.*	1,604,047
299	cbdMD Inc.*(a)	972
902	Cerecor Inc.*(a)	3,401
1,078	Chiasma Inc.*	5,767
1,384	Collegium Pharmaceutical Inc.*	30,074
3,892	Corcept Therapeutics Inc.*	49,934
860	Corium International Inc.*(b)#	155
974	CorMedix Inc.*(a)	5,971
40,510	Correvio Pharma Corp.*	83,856
2,868	Cymabay Therapeutics Inc.*	5,048
1,935	Dermira Inc.*	15,751
785	Eloxx Pharmaceuticals Inc.*	4,098
9,644	Endo International PLC*	48,992
640	Evofem Biosciences Inc.*	3,910
339	Evolus Inc.*(a)	4,743
2,632	EyePoint Pharmaceuticals Inc.*(a)	4,053
7,544	Horizon Therapeutics PLC*	247,292
2,673	Innoviva Inc.*	36,032
32,149	Intersect ENT Inc.*	696,990
1,971	Intra-Cellular Therapies Inc.*	19,138
2,274	Jazz Pharmaceuticals PLC*	343,647
1,102	Kala Pharmaceuticals Inc.*	4,595
331	Kaleido Biosciences Inc.*	2,883
1,196	Lannett Co., Inc.*	10,549
345	Liquidia Technologies Inc.*	1,501
12,936	Mallinckrodt PLC*(a)	48,769
1,814	Marinus Pharmaceuticals Inc.*	2,394
936	Menlo Therapeutics Inc.*	3,707
1,807	MyoKardia Inc.*	117,726
6,876	Nektar Therapeutics, Class A Shares*	139,514
290	NGM Biopharmaceuticals Inc.*	4,779
1,503	Ocular Therapeutix Inc.*(a)	5,997
285	Odonate Therapeutics Inc.*	9,798
1,961	Omeros Corp.*(a)	29,023
987	Optinose Inc.*(a)	9,219
430	Osmotica Pharmaceuticals PLC*	2,875
18,750	Pacira BioSciences Inc.*	866,625
1,169	Paratek Pharmaceuticals Inc.*(a)	3,425
5,050	Perrigo Co. PLC	258,712
878	Phibro Animal Health Corp., Class A Shares	21,300
17,775	Prestige Consumer Healthcare Inc.*	671,362
2,761	Reata Pharmaceuticals Inc., Class A Shares*	538,754
623	resTORbio Inc.*	748
1,845	Revance Therapeutics Inc.*	33,026
2,481	SIGA Technologies Inc.*	12,157

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.4% - (continued)
Pharmaceuticals - 1.6% - (continued)
1,532	Strongbridge Biopharma PLC*	$2,773
14,193	Supernus Pharmaceuticals Inc.*	331,832
8,261	TherapeuticsMD Inc.*(a)	20,735
1,848	Theravance Biopharma Inc.*	40,212
904	Tricida Inc.*	36,124
397	Verrica Pharmaceuticals Inc.*	5,983
934	WaVe Life Sciences Ltd.*	30,962
1,114	Xeris Pharmaceuticals Inc.*	9,948
1,767	Zogenix Inc.*	84,427
870	Zynerba Pharmaceuticals Inc.*(a)	5,507

	Total Pharmaceuticals	7,109,131

	TOTAL HEALTH CARE	68,908,779

INDUSTRIALS - 16.6%
Aerospace & Defense - 1.8%
1,390	AAR Corp.	62,119
2,976	Aerojet Rocketdyne Holdings Inc.*	131,539
889	Aerovironment Inc.*	54,531
1,006	Astronics Corp.*	29,325
2,379	Axon Enterprise Inc.*	175,570
3,909	BWX Technologies Inc.	235,048
1,295	Cubic Corp.	77,117
1,753	Curtiss-Wright Corp.	240,705
423	Ducommun Inc.*	20,676
6,380	HEICO Corp., Class A Shares	640,807
3,375	Hexcel Corp.	268,751
1,633	Huntington Ingalls Industries Inc.	410,977
3,724	Kratos Defense & Security Solutions Inc.*	67,256
2,162	Maxar Technologies Inc.(a)	22,485
7,715	Mercury Systems Inc.*	565,124
1,307	Moog Inc., Class A Shares	112,232
200	National Presto Industries Inc.	17,796
809	Park Aerospace Corp.	13,195
764	Parsons Corp.*	30,583
14,153	Spirit AeroSystems Holdings Inc., Class A Shares	1,231,170
5,682	Teledyne Technologies Inc.*	1,943,187
3,138	TransDigm Group Inc.	1,779,560
2,054	Triumph Group Inc.	56,916
458	Vectrus Inc.*	23,331
2,024	Wesco Aircraft Holdings Inc.*	22,183

	Total Aerospace & Defense	8,232,183

Air Freight & Logistics - 0.1%
2,415	Air Transport Services Group Inc.*	59,433
929	Atlas Air Worldwide Holdings Inc.*	24,238
1,050	Echo Global Logistics Inc.*	21,031
1,128	Forward Air Corp.	78,994
1,293	Hub Group Inc., Class A Shares*	66,034
1,467	Radiant Logistics Inc.*	7,848
3,673	XPO Logistics Inc.*	303,720

	Total Air Freight & Logistics	561,298

Airlines - 0.2%
4,846	Alaska Air Group Inc.	334,422
536	Allegiant Travel Co., Class A Shares	90,975
1,296	Copa Holdings SA, Class A Shares	135,121
1,928	Hawaiian Holdings Inc.	58,399
11,893	JetBlue Airways Corp.*	229,178
861	Mesa Air Group Inc.*	6,260
2,036	SkyWest Inc.	127,535
2,784	Spirit Airlines Inc.*	108,771

	Total Airlines	1,090,661

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.6% - (continued)
Building Products - 1.0%
1,695	AAON Inc.	$83,682
1,446	Advanced Drainage Systems Inc.	55,179
3,767	Allegion PLC	452,153
630	American Woodmark Corp.*	64,827
5,461	AO Smith Corp.	264,312
1,058	Apogee Enterprises Inc.	40,458
764	Armstrong Flooring Inc.*	3,064
1,998	Armstrong World Industries Inc.	191,848
4,622	Builders FirstSource Inc.*	117,445
990	Caesarstone Ltd.	15,503
1,462	Continental Building Products Inc.*	53,787
1,547	Cornerstone Building Brands Inc.*	10,674
597	CSW Industrials Inc.	44,077
5,718	Fortune Brands Home & Security Inc.	361,721
1,338	Gibraltar Industries Inc.*	69,870
1,489	Griffon Corp.	31,597
677	Insteel Industries Inc.	15,795
2,826	JELD-WEN Holding Inc.*	64,292
1,411	Lennox International Inc.	361,004
1,030	Masonite International Corp.*	73,954
4,413	Owens Corning	295,936
895	Patrick Industries Inc.*	44,320
2,348	PGT Innovations Inc.*	33,764
1,437	Quanex Building Products Corp.	27,964
41,909	Resideo Technologies Inc.*	409,870
1,821	Simpson Manufacturing Co., Inc.	147,865
13,711	Trex Co., Inc.*	1,179,969
2,413	Universal Forest Products Inc.	119,685

	Total Building Products	4,634,615

Commercial Services & Supplies - 2.0%
2,701	ABM Industries Inc.	102,611
3,855	ACCO Brands Corp.	35,273
4,700	ADT Inc.(a)	43,428
2,998	Advanced Disposal Services Inc.*	98,784
1,976	Brady Corp., Class A Shares	112,632
1,199	BrightView Holdings Inc.*	19,232
2,035	Brink’s Co. (The)	189,255
1,690	Casella Waste Systems Inc., Class A Shares*	78,940
1,390	CECO Environmental Corp.*	10,939
235	Charah Solutions Inc.*	550
868	Cimpress NV*	111,225
8,012	Clean Harbors Inc.*	662,192
34,840	Covanta Holding Corp.	512,496
1,721	Deluxe Corp.	87,909
1,127	Ennis Inc.	23,261
3,078	Healthcare Services Group Inc.	77,412
554	Heritage-Crystal Clean Inc.*	17,135
2,397	Herman Miller Inc.	114,529
1,714	HNI Corp.	67,343
5,290	IAA Inc.*	239,796
2,344	Interface Inc., Class A Shares	39,356
5,490	KAR Auction Services Inc.	115,949
1,556	Kimball International Inc., Class B Shares	33,267
1,958	Knoll Inc.	53,962
1,267	LSC Communications Inc.	547
15,959	Matthews International Corp., Class A Shares	612,028
1,001	McGrath RentCorp	73,413
1,681	Mobile Mini Inc.	63,811
6,221	MSA Safety Inc.	770,969
157	NL Industries Inc.*	666

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.6% - (continued)
Commercial Services & Supplies - 2.0% - (continued)
787	PICO Holdings Inc.*	$8,641
6,102	Pitney Bowes Inc.	28,740
1,140	Quad/Graphics Inc.	5,119
5,812	Rollins Inc.	208,360
2,548	RR Donnelley & Sons Co.	10,116
973	SP Plus Corp.*	42,666
3,601	Steelcase Inc., Class A Shares	65,250
21,065	Stericycle Inc.*	1,323,303
36,972	Team Inc.*(a)	597,837
2,227	Tetra Tech Inc.	196,622
615	UniFirst Corp.	126,844
965	US Ecology Inc.	53,065
802	Viad Corp.	50,446
363	VSE Corp.	14,807
19,174	Waste Connections Inc.	1,736,206

	Total Commercial Services & Supplies	8,836,932

Construction & Engineering - 0.7%
6,238	AECOM*	270,293
1,206	Aegion Corp., Class A Shares*	26,122
965	Ameresco Inc., Class A Shares*	15,778
2,012	Arcosa Inc.	78,890
593	Argan Inc.	21,727
1,508	Comfort Systems USA Inc.	77,059
279	Concrete Pumping Holdings Inc.*	1,339
496	Construction Partners Inc., Class A Shares*	9,821
13,190	Dycom Industries Inc.*	686,539
2,275	EMCOR Group Inc.	202,316
5,704	Fluor Corp.	99,478
1,937	Granite Construction Inc.	49,897
2,510	Great Lakes Dredge & Dock Corp.*	26,807
295	IES Holdings Inc.*	6,399
5,317	Jacobs Engineering Group Inc.	489,642
2,368	MasTec Inc.*	157,093
677	MYR Group Inc.*	23,262
371	Northwest Pipe Co.*	12,736
421	NV5 Global Inc.*	20,246
1,845	Primoris Services Corp.	40,627
5,796	Quanta Services Inc.	241,345
1,080	Sterling Construction Co., Inc.*	15,736
1,678	Tutor Perini Corp.*	26,731
3,353	Valmont Industries Inc.	479,948
2,149	Willscot Corp., Class A Shares*	38,166

	Total Construction & Engineering	3,117,997

Electrical Equipment - 0.8%
38,620	ABB Ltd., ADR(a)	843,075
1,626	Acuity Brands Inc.	212,648
249	Allied Motion Technologies Inc.	11,155
877	American Superconductor Corp.*	7,323
1,904	Atkore International Group Inc.*	79,435
7,500	AZZ Inc.	285,525
27,196	Babcock & Wilcox Enterprises Inc.*	94,098
2,271	Bloom Energy Corp., Class A Shares*(a)	14,807
740	Encore Wire Corp.	43,172
872	Energous Corp.*(a)	1,831
1,684	EnerSys	118,166
2,496	Generac Holdings Inc.*	245,856
2,559	GrafTech International Ltd.	36,056
2,226	Hubbell Inc., Class B Shares	327,267
6,021	nVent Electric PLC	148,779
9,516	Plug Power Inc.*	37,112

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.6% - (continued)
Electrical Equipment - 0.8% - (continued)
358	Powell Industries Inc.	$14,889
102	Preformed Line Products Co.	7,334
1,678	Regal Beloit Corp.	137,143
28,455	Schneider Electric SE, ADR	547,190
6,520	Sensata Technologies Holding PLC*	335,715
4,554	Sunrun Inc.*	63,209
1,356	Thermon Group Holdings Inc.*	35,581
1,193	TPI Composites Inc.*	21,534
715	Vicor Corp.*	29,365
1,903	Vivint Solar Inc.*	13,987

	Total Electrical Equipment	3,712,252

Industrial Conglomerates - 0.5%
2,267	Carlisle Cos., Inc.	353,606
1,305	Raven Industries Inc.	44,853
4,475	Roper Technologies Inc.	1,612,656

	Total Industrial Conglomerates	2,011,115

Machinery - 5.2%
21,238	Actuant Corp., Class A Shares	521,605
2,604	AGCO Corp.	203,451
392	Alamo Group Inc.	45,002
11,265	Albany International Corp., Class A Shares	942,655
4,443	Allison Transmission Holdings Inc.	215,041
23,938	Altra Industrial Motion Corp.	786,842
893	Astec Industries Inc.	33,452
7,948	Barnes Group Inc.	470,442
599	Blue Bird Corp.*	12,190
1,670	Briggs & Stratton Corp.	8,934
1,464	Chart Industries Inc.*	80,813
806	CIRCOR International Inc.*	35,754
3,583	Colfax Corp.*	120,747
937	Columbus McKinnon Corp.	38,492
1,068	Commercial Vehicle Group Inc.*	7,626
2,054	Crane Co.	170,626
818	Deere & Co.	137,465
5,129	Donaldson Co., Inc.	287,634
909	Douglas Dynamics Inc.	49,186
203	Eastern Co. (The)	5,578
1,632	Energy Recovery Inc.*	14,215
758	EnPro Industries Inc.	50,324
46,541	Epiroc AB, ADR	542,482
1,047	ESCO Technologies Inc.	92,209
2,970	Evoqua Water Technologies Corp.*	56,252
2,471	Federal Signal Corp.	81,395
27,442	Flowserve Corp.	1,336,425
1,704	Franklin Electric Co., Inc.	94,521
5,345	Gardner Denver Holdings Inc.*	181,035
2,020	Gates Industrial Corp. PLC*	24,018
303	Gencor Industries Inc.*	3,803
669	Gorman-Rupp Co. (The)	24,760
9,499	Graco Inc.	458,897
303	Graham Corp.	6,436
1,152	Greenbrier Cos., Inc. (The)	32,417
63,564	Harsco Corp.*	1,414,299
1,211	Helios Technologies Inc.	54,229
2,723	Hillenbrand Inc.	86,101
226	Hurco Cos., Inc.	8,086
408	Hyster-Yale Materials Handling Inc.	24,166
7,543	IDEX Corp.	1,227,548
3,589	ITT Inc.	250,440
1,269	John Bean Technologies Corp.	139,019

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.6% - (continued)
Machinery - 5.2% - (continued)
386	Kadant Inc.	$37,596
3,152	Kennametal Inc.	109,784
341	LB Foster Co., Class A Shares*	6,459
11,334	Lincoln Electric Holdings Inc.	1,045,675
12,442	Lindsay Corp.	1,122,517
1,123	Luxfer Holdings PLC	19,619
20,118	Lydall Inc.*	374,597
1,403	Manitowoc Co., Inc. (The)*	22,448
3,174	Meritor Inc.*	80,143
2,215	Middleby Corp. (The)*	256,408
418	Miller Industries Inc.	15,320
2,231	Mueller Industries Inc.	70,031
6,521	Mueller Water Products Inc., Class A Shares	73,557
2,051	Navistar International Corp.*	66,965
1,578	NN Inc.	13,744
2,303	Nordson Corp.	381,906
102	Omega Flex Inc.	9,773
2,733	Oshkosh Corp.	247,227
384	Park-Ohio Holdings Corp.	12,146
6,730	Pentair PLC	298,475
1,116	Proto Labs Inc.*	108,129
989	RBC Bearings Inc.*	164,055
1,127	REV Group Inc.	14,651
4,017	Rexnord Corp.*	126,897
2,219	Snap-on Inc.	356,061
1,405	Spartan Motors Inc.	24,939
1,814	SPX Corp.*	86,673
1,676	SPX FLOW Inc.*	79,442
495	Standex International Corp.	38,204
723	Tennant Co.	53,835
2,338	Terex Corp.	65,628
20,244	Timken Co. (The)	1,064,632
1,809	Titan International Inc.	5,300
4,267	Toro Co. (The)	333,594
1,607	TriMas Corp.*	49,785
4,217	Trinity Industries Inc.	88,726
9,719	Twin Disc Inc.*	98,939
2,161	Wabash National Corp.	34,036
29,251	WABCO Holdings Inc.*	3,941,572
1,059	Watts Water Technologies Inc., Class A Shares	102,681
36,359	Welbilt Inc.*	606,832
8,114	Woodward Inc.	947,634
1,797	Xylem Inc.	139,285

	Total Machinery	23,172,532

Marine - 0.1%
1,817	Costamare Inc.	14,954
2,235	Danaos Corp.*	15,533
1,848	Eagle Bulk Shipping Inc.*	8,815
761	Genco Shipping & Trading Ltd.	7,991
2,441	Kirby Corp.*	205,947
7,661	Matson Inc.	289,126
2,124	Safe Bulkers Inc.*	3,717
1,967	Scorpio Bulkers Inc.	12,038

	Total Marine	558,121

Professional Services - 1.9%
721	Acacia Research Corp.*	2,141
14,419	ASGN Inc.*	966,217
299	Barrett Business Services Inc.	26,420
477	BG Staffing Inc.	10,303
2,038	CBIZ Inc.*	54,741

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.6% - (continued)
Professional Services - 1.9% - (continued)
2,139	CoStar Group Inc.*	$1,310,908
296	CRA International Inc.	15,176
2,108	Exponent Inc.	133,963
474	Forrester Research Inc.	18,927
390	Franklin Covey Co.*	14,395
9,681	FTI Consulting Inc.*	1,055,132
467	GP Strategies Corp.*	5,931
815	Heidrick & Struggles International Inc.	25,281
911	Huron Consulting Group Inc.*	61,083
727	ICF International Inc.	65,234
1,497	InnerWorkings Inc.*	7,051
6,787	Insperity Inc.	527,825
1,375	Kelly Services Inc., Class A Shares	30,126
900	Kforce Inc.	35,568
2,342	Korn Ferry	91,994
2,370	ManpowerGroup Inc.	219,557
729	Mistras Group Inc.*	9,652
1,371	Resources Connection Inc.	21,182
4,599	Robert Half International Inc.	267,662
10,090	TransUnion	870,868
1,818	TriNet Group Inc.*	99,536
1,601	TrueBlue Inc.*	37,319
2,273	Upwork Inc.*	26,480
15,911	Verisk Analytics Inc., Class A Shares	2,346,554
395	Willdan Group Inc.*	11,261

	Total Professional Services	8,368,487

Road & Rail - 1.0%
349	AMERCO	126,415
1,016	ArcBest Corp.	29,240
19,502	Avis Budget Group Inc.*	580,185
438	Covenant Transportation Group Inc., Class A Shares*	5,882
1,485	Daseke Inc.*	4,381
9,788	Genesee & Wyoming Inc., Class A Shares*	1,090,873
1,964	Heartland Express Inc.	42,049
46,915	Hertz Global Holdings Inc.*	727,183
1,185	JB Hunt Transport Services Inc.	137,010
4,956	Knight-Swift Transportation Holdings Inc., Class A Shares	183,322
1,582	Landstar System Inc.	176,251
1,675	Marten Transport Ltd.	35,393
82	PAM Transportation Services Inc.*	4,280
15,496	Ryder System Inc.	813,385
1,056	Saia Inc.*	100,214
2,331	Schneider National Inc., Class B Shares	53,030
346	Universal Logistics Holdings Inc.	6,899
859	US Xpress Enterprises Inc., Class A Shares*	4,123
5,525	Werner Enterprises Inc.	203,099
1,308	YRC Worldwide Inc.*	4,565

	Total Road & Rail	4,327,779

Trading Companies & Distributors - 1.3%
18,884	AerCap Holdings NV*	1,167,220
4,275	Air Lease Corp., Class A Shares	198,488
2,099	Aircastle Ltd.	67,147
1,586	Applied Industrial Technologies Inc.	101,266
2,805	Beacon Roofing Supply Inc.*	83,168
285	BlueLinx Holdings Inc.*	2,927
2,712	BMC Stock Holdings Inc.*	80,302
658	CAI International Inc.*	15,858
677	DXP Enterprises Inc.*	26,085
170	EVI Industries Inc.(a)	5,197
39,594	Fastenal Co.	1,406,379

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.6% - (continued)
Trading Companies & Distributors - 1.3% - (continued)
649	Foundation Building Materials Inc.*	$13,265
1,425	GATX Corp.	115,183
295	General Finance Corp.*	3,189
1,296	GMS Inc.*	40,124
1,324	H&E Equipment Services Inc.	43,692
7,008	HD Supply Holdings Inc.*	279,058
996	Herc Holdings Inc.*	46,573
1,140	Kaman Corp.	72,504
128	Lawson Products Inc.*	6,600
2,790	MRC Global Inc.*	37,219
1,797	MSC Industrial Direct Co., Inc., Class A Shares	131,918
4,485	NOW Inc.*	50,277
19,685	Rush Enterprises Inc., Class A Shares	901,967
192	Rush Enterprises Inc., Class B Shares	8,759
1,659	SiteOne Landscape Supply Inc.*	147,253
460	Systemax Inc.	10,654
1,090	Textainer Group Holdings Ltd.*	9,952
743	Titan Machinery Inc.*	10,008
269	Transcat Inc.*	8,820
2,213	Triton International Ltd.	83,828
6,166	Univar Solutions Inc.*	144,408
446	Veritiv Corp.*	8,180
1,283	Watsco Inc.	228,335
1,701	WESCO International Inc.*	89,507
120	Willis Lease Finance Corp.*	7,200

	Total Trading Companies & Distributors	5,652,510

Transportation Infrastructure - 0.0%
3,022	Macquarie Infrastructure Corp.	126,773

	TOTAL INDUSTRIALS	74,403,255

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.3%
1,519	Acacia Communications Inc.*	101,226
2,047	ADTRAN Inc.	18,812
693	Applied Optoelectronics Inc.*(a)	7,415
34,542	CalAmp Corp.*	362,346
1,825	Calix Inc.*	14,144
1,434	Casa Systems Inc.*	5,277
52,358	Ciena Corp.*	1,987,510
411	Clearfield Inc.*	5,577
7,929	CommScope Holding Co., Inc.*	107,834
996	Comtech Telecommunications Corp.	37,639
225	DASAN Zhone Solutions Inc.*	1,793
1,251	Digi International Inc.*	22,318
1,968	EchoStar Corp., Class A Shares*	82,794
4,933	Extreme Networks Inc.*	34,679
3,706	Harmonic Inc.*	30,612
115,609	Infinera Corp.*	737,585
1,829	Inseego Corp.*(a)	11,614
1,248	InterDigital Inc.	70,886
659	KVH Industries Inc.*	7,546
3,123	Lumentum Holdings Inc.*	230,040
1,218	NETGEAR Inc.*	30,584
2,912	NetScout Systems Inc.*	73,382
1,395	Plantronics Inc.	35,349
53,504	Ribbon Communications Inc.*	156,767
253	TESSCO Technologies Inc.	2,839
624	Ubiquiti Inc.(a)	123,053
2,276	ViaSat Inc.*	167,286
94,719	Viavi Solutions Inc.*	1,422,679

	Total Communications Equipment	5,889,586

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.8% - (continued)
Electronic Equipment, Instruments & Components - 3.3%
381	Airgain Inc.*	$3,597
1,035	Akoustis Technologies Inc.*(a)	7,897
13,074	Amphenol Corp., Class A Shares	1,359,696
1,263	Anixter International Inc.*	108,416
2,652	Arlo Technologies Inc.*	9,176
3,317	Arrow Electronics Inc.*	264,166
4,171	Avnet Inc.	169,551
1,939	AVX Corp.	39,459
1,171	Badger Meter Inc.	72,602
335	Bel Fuse Inc., Class B Shares	5,551
14,390	Belden Inc.	773,319
1,562	Benchmark Electronics Inc.	53,842
129	Coda Octopus Group Inc.*	929
6,564	Cognex Corp.	329,381
996	Coherent Inc.*	150,257
1,273	CTS Corp.	34,855
1,375	Daktronics Inc.	8,470
2,573	Dolby Laboratories Inc., Class A Shares	177,228
534	ePlus Inc.*	44,626
1,504	Fabrinet*	90,977
717	FARO Technologies Inc.*	34,932
9,316	Fitbit Inc., Class A Shares*	64,839
22,920	FLIR Systems Inc.	1,227,595
9,714	II-VI Inc.*	283,552
1,463	Insight Enterprises Inc.*	95,958
2,945	IPG Photonics Corp.*	418,455
974	Iteris Inc.*	5,036
28,419	Itron Inc.*	2,275,793
6,101	Jabil Inc.	236,963
2,311	KEMET Corp.	61,750
988	Kimball Electronics Inc.*	17,329
62,939	Knowles Corp.*	1,378,364
981	Littelfuse Inc.	177,963
1,565	Methode Electronics Inc.	58,234
745	MTS Systems Corp.	33,838
505	Napco Security Technologies Inc.*	15,781
5,199	National Instruments Corp.	218,982
1,345	nLight Inc.*	26,806
1,309	Novanta Inc.*	121,973
6,685	OSI Systems Inc.*	665,091
518	PAR Technology Corp.*(a)	15,587
440	PC Connection Inc.	21,701
1,156	Plexus Corp.*	87,740
9,425	Rogers Corp.*	1,225,438
2,789	Sanmina Corp.*	88,718
1,128	ScanSource Inc.*	39,954
1,687	SYNNEX Corp.	207,180
1,456	Tech Data Corp.*	210,960
29,777	Trimble Inc.*	1,206,862
4,070	TTM Technologies Inc.*	54,579
5,100	Vishay Intertechnology Inc.	101,439
406	Vishay Precision Group Inc.*	13,970
179	Wrap Technologies Inc.*(a)	818
2,152	Zebra Technologies Corp., Class A Shares*	540,023

	Total Electronic Equipment, Instruments & Components	14,938,198

IT Services - 3.3%
1,621	Alliance Data Systems Corp.	173,301
5,450	Amdocs Ltd.	377,685

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.8% - (continued)
IT Services - 3.3% - (continued)
27,914	Black Knight Inc.*	$1,758,861
5,468	Booz Allen Hamilton Holding Corp., Class A Shares	397,852
1,597	Brightcove Inc.*	14,277
973	CACI International Inc., Class A Shares*	232,858
1,415	Carbonite Inc.*	32,545
1,534	Cardtronics PLC, Class A Shares*	64,766
561	Cass Information Systems Inc.	31,680
56,477	Conduent Inc.*	382,349
22,499	CoreLogic Inc.*	932,134
1,352	CSG Systems International Inc.	77,321
2,660	Endurance International Group Holdings Inc.*	10,773
2,052	EPAM Systems Inc.*	434,716
6,722	Euronet Worldwide Inc.*	1,056,631
2,496	EVERTEC Inc.	80,920
1,280	Evo Payments Inc., Class A Shares*	35,930
1,441	Exela Technologies Inc.*	467
1,260	ExlService Holdings Inc.*	87,961
2,710	Gartner Inc.*	434,847
7,524	Genpact Ltd.	306,227
1,381	GTT Communications Inc.*(a)	12,249
920	Hackett Group Inc. (The)	14,104
335	I3 Verticals Inc., Class A Shares*	9,152
1,089	Information Services Group Inc.*	2,679
516	International Money Express Inc.*	7,012
3,093	Jack Henry & Associates Inc.	469,950
42,148	KBR Inc.	1,254,746
5,480	Leidos Holdings Inc.	497,803
5,131	Limelight Networks Inc.*	21,909
2,681	LiveRamp Holdings Inc.*	134,291
1,104	ManTech International Corp., Class A Shares	85,648
2,601	MAXIMUS Inc.	194,165
1,653	MongoDB Inc., Class A Shares*	245,801
2,729	NIC Inc.	61,921
9,485	Okta Inc., Class A Shares*	1,230,963
1,221	Paysign Inc.*(a)	12,527
1,322	Perficient Inc.*	55,894
5,834	Perspecta Inc.	160,902
1,910	Presidio Inc.	31,534
695	PRGX Global Inc.*	3,128
482	Priority Technology Holdings Inc.*	1,644
17,220	Repay Holdings Corp.*	238,153
11,060	Sabre Corp.	248,076
2,352	Science Applications International Corp.	200,743
675	StarTek Inc.*	5,360
2,427	Switch Inc., Class A Shares	38,250
1,567	Sykes Enterprises Inc.*	55,064
571	TTEC Holdings Inc.	26,226
371	Tucows Inc., Class A Shares*	21,054
2,290	Twilio Inc., Class A Shares*	236,511
27,173	Unisys Corp.*	309,229
4,053	Verra Mobility Corp., Class A Shares*	60,673
1,209	Virtusa Corp.*	54,030
5,956	WEX Inc.*	1,197,930
10,000	WNS Holdings Ltd., ADR*	631,200

	Total IT Services	14,754,622

Semiconductors - 0.1%
17,490	SiTime Corp.*	304,326

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.8% - (continued)
Semiconductors & Semiconductor Equipment - 2.6%
1,082	Adesto Technologies Corp.*	$7,790
19,615	Advanced Energy Industries Inc.*	1,259,479
854	Alpha & Omega Semiconductor Ltd.*	10,154
1,300	Ambarella Inc.*	71,162
3,847	Amkor Technology Inc.*	46,510
1,317	Axcelis Technologies Inc.*	28,236
1,335	AXT Inc.*	4,219
29,696	Brooks Automation Inc.	1,329,490
4,044	Cabot Microelectronics Corp.	539,510
10,099	CEVA Inc.*	261,766
2,331	Cirrus Logic Inc.*	167,133
1,674	Cohu Inc.	29,697
4,205	Cree Inc.*	185,903
14,686	Cypress Semiconductor Corp.	344,387
1,687	Diodes Inc.*	77,838
887	DSP Group Inc.*	12,569
3,726	Enphase Energy Inc.*(a)	81,488
13,571	Entegris Inc.	642,180
3,279	First Solar Inc.*	181,132
3,009	FormFactor Inc.*	69,628
606	GSI Technology Inc.*	4,436
939	Ichor Holdings Ltd.*	29,625
4,999	Impinj Inc.*(a)	157,768
1,733	Inphi Corp.*	120,669
5,138	Lattice Semiconductor Corp.*	97,057
53,628	MACOM Technology Solutions Holdings Inc.*	1,323,003
2,681	MaxLinear Inc., Class A Shares*	53,271
2,216	MKS Instruments Inc.	235,516
1,716	Monolithic Power Systems Inc.	275,727
1,552	NeoPhotonics Corp.*	12,726
187	NVE Corp.	11,891
54,633	ON Semiconductor Corp.*	1,172,971
2,005	Onto Innovation Inc.*	67,288
1,169	PDF Solutions Inc.*	18,517
2,730	Photronics Inc.*	32,105
1,052	Power Integrations Inc.	96,247
60,117	Rambus Inc.*	784,527
2,675	Semtech Corp.*	129,631
1,702	Silicon Laboratories Inc.*	180,293
455	SMART Global Holdings Inc.*	14,014
2,557	SunPower Corp., Class A Shares*	19,152
1,346	Synaptics Inc.*	76,937
6,861	Teradyne Inc.	429,430
1,579	Ultra Clean Holdings Inc.*	35,117
1,709	Universal Display Corp.	331,922
43,467	Veeco Instruments Inc.*	595,063
1,997	Xperi Corp.	39,521

	Total Semiconductors & Semiconductor Equipment	11,694,695

Software - 7.8%
2,320	2U Inc.*(a)	57,861
36,793	8x8 Inc.*	754,992
2,126	A10 Networks Inc.*	14,180
39,867	ACI Worldwide Inc.*	1,495,013
709	Agilysys Inc.*	17,959
1,521	Alarm.com Holdings Inc.*	66,346
1,587	Altair Engineering Inc., Class A Shares*	52,641
1,811	Alteryx Inc., Class A Shares*	205,603
1,240	American Software Inc., Class A Shares	19,604
3,369	Anaplan Inc.*	181,657
8,530	ANSYS Inc.*	2,172,506
617	Appfolio Inc., Class A Shares*	69,672

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.8% - (continued)
Software - 7.8% - (continued)
1,291	Appian Corp., Class A Shares*(a)	$55,616
8,023	Aspen Technology Inc.*	1,006,084
1,748	Avalara Inc.*	136,396
4,587	Avaya Holdings Corp.*	58,576
1,200	Benefitfocus Inc.*	28,776
1,997	Blackbaud Inc.	165,511
35,990	Blackline Inc.*	1,936,982
21,281	Bottomline Technologies de Inc.*	1,053,197
17,631	Box Inc., Class A Shares*	321,589
4,876	CDK Global Inc.	261,110
9,587	Cerence Inc.*	149,174
3,609	Ceridian HCM Holding Inc.*	217,839
950	ChannelAdvisor Corp.*	9,016
3,777	Cision Ltd.*	37,543
95,471	Cloudera Inc.*(a)	943,254
1,423	CommVault Systems Inc.*	72,032
2,271	Cornerstone OnDemand Inc.*	140,053
2,425	Coupa Software Inc.*	372,213
435	Digimarc Corp.*	14,085
3,178	Digital Turbine Inc.*	28,221
6,154	DocuSign Inc., Class A Shares*	438,226
729	Domo Inc., Class B Shares*	13,705
991	Dynatrace Inc.*	26,331
949	Ebix Inc.	33,006
682	eGain Corp.*	5,204
1,783	Elastic NV*	141,588
16,697	Envestnet Inc.*	1,188,993
1,344	Everbridge Inc.*	118,191
3,349	Fair Isaac Corp.*	1,231,595
65,157	FireEye Inc.*	1,092,031
2,401	Five9 Inc.*	163,676
1,681	ForeScout Technologies Inc.*	60,230
1,270	GTY Technology Holdings Inc.*	6,261
3,279	Guidewire Software Inc.*	399,481
1,581	HubSpot Inc.*	238,731
2,102	Ideanomics Inc.*(a)	1,913
1,393	Instructure Inc.*	74,163
281	Intelligent Systems Corp.*	12,235
1,900	j2 Global Inc.	184,338
2,474	LivePerson Inc.*	98,193
2,015	LogMeIn Inc.	157,130
231	Majesco*	2,070
2,645	Manhattan Associates Inc.*	220,884
321	Medallia Inc.*	9,746
330	MicroStrategy Inc., Class A Shares*	49,609
21,700	Mimecast Ltd.*	962,395
1,166	Mitek Systems Inc.*	8,314
3,970	MobileIron Inc.*	19,175
1,337	Model N Inc.*	40,672
1,917	New Relic Inc.*	130,394
4,990	Nice Ltd., ADR*	755,935
111,998	Nuance Communications Inc.*	2,008,124
5,719	Nutanix Inc., Class A Shares*	213,605
24,807	OneSpan Inc.*	462,651
426	PagerDuty Inc.*	11,097
1,968	Paycom Software Inc.*	544,762
4,905	Paylocity Holding Corp.*	599,980
1,564	Pegasystems Inc.	121,398
2,588	Pluralsight Inc., Class A Shares*	43,970
1,841	Progress Software Corp.	77,340

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.8% - (continued)
Software - 7.8% - (continued)
7,202	Proofpoint Inc.*	$854,805
23,823	PROS Holdings Inc.*	1,483,935
4,265	PTC Inc.*	326,699
1,631	Q2 Holdings Inc.*	137,705
431	QAD Inc., Class A Shares	22,028
10,013	Qualys Inc.*	876,238
1,788	Rapid7 Inc.*	100,253
3,098	RealPage Inc.*	170,483
1,073	Rimini Street Inc.*	4,260
2,837	RingCentral Inc., Class A Shares*	489,297
3,545	SailPoint Technologies Holding Inc.*	88,731
333	SecureWorks Corp., Class A Shares*	3,776
361	SharpSpring Inc.*	4,541
360	ShotSpotter Inc.*	8,827
3,493	Smartsheet Inc., Class A Shares*	165,673
1,872	SolarWinds Corp.*	36,204
1,399	SPS Commerce Inc.*	78,806
3,469	SVMK Inc.*	59,216
1,577	Synchronoss Technologies Inc.*	7,160
6,100	Talend SA, ADR*	231,556
1,631	Telaria Inc.*	13,603
1,092	Telenav Inc.*	6,246
1,538	Tenable Holdings Inc.*	41,757
4,568	Teradata Corp.*	121,326
90,618	TiVo Corp.	707,727
1,524	Trade Desk Inc. (The), Class A Shares*	401,330
8,076	Tyler Technologies Inc.*	2,343,413
928	Upland Software Inc.*	35,923
1,204	Varonis Systems Inc.*	94,044
25,968	Verint Systems Inc.*	1,262,305
2,699	VirnetX Holding Corp.*	9,527
1,448	Workiva Inc., Class A Shares*	62,800
3,846	Yext Inc.*	66,382
4,281	Zendesk Inc.*	338,199
2,129	Zix Corp.*	16,053
2,522	Zscaler Inc.*(a)	131,472
3,527	Zuora Inc., Class A Shares*	56,220

	Total Software	34,941,163

Technology Hardware, Storage & Peripherals - 0.4%
4,794	3D Systems Corp.*	40,701
272	AstroNova Inc.	4,202
1,054	Avid Technology Inc.*	8,295
52,925	Diebold Nixdorf Inc.*	384,765
1,328	Immersion Corp.*	8,964
21,014	NCR Corp.*	689,890
9,064	Pure Storage Inc., Class A Shares*	145,658
13,350	Quantum Corp.*	77,430
295	Sonim Technologies Inc.*	820
19,526	Stratasys Ltd.*	360,059
7,378	Xerox Holdings Corp.	287,226

	Total Technology Hardware, Storage & Peripherals	2,008,010

	TOTAL INFORMATION TECHNOLOGY	84,530,600

MATERIALS - 5.0%
Chemicals - 1.8%
664	Advanced Emissions Solutions Inc.	6,753
1,169	AdvanSix Inc.*	23,649
13,671	Albemarle Corp.	893,810
880	American Vanguard Corp.	14,168
1,175	Amyris Inc.*(a)	4,724
2,420	Ashland Global Holdings Inc.	173,514

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.0% - (continued)
Chemicals - 1.8% - (continued)
8,271	Axalta Coating Systems Ltd.*	$235,475
1,304	Balchem Corp.	129,918
2,293	Cabot Corp.	107,748
8,773	CF Industries Holdings Inc.	405,400
289	Chase Corp.	34,001
6,789	Chemours Co. (The)	107,198
11,969	Ecolab Inc.	2,234,253
8,539	Element Solutions Inc.*	99,821
3,457	Ferro Corp.*	49,850
2,004	Flotek Industries Inc.*	3,547
1,023	FutureFuel Corp.	11,478
2,256	GCP Applied Technologies Inc.*	50,467
423	Hawkins Inc.	17,478
1,948	HB Fuller Co.	97,166
8,834	Huntsman Corp.	199,825
5,591	Ingevity Corp.*	504,923
867	Innophos Holdings Inc.	27,657
928	Innospec Inc.	91,315
3,591	Intrepid Potash Inc.*	8,188
743	Koppers Holdings Inc.*	27,528
22,163	Kraton Corp.*	499,332
934	Kronos Worldwide Inc.	12,861
5,850	Livent Corp.*	45,630
973	LSB Industries Inc.*	3,853
1,702	Marrone Bio Innovations Inc.*	1,838
1,290	Minerals Technologies Inc.	69,660
268	NewMarket Corp.	132,384
6,735	Olin Corp.	117,997
1,668	OMNOVA Solutions Inc.*	16,880
2,458	Orion Engineered Carbons SA	44,687
3,070	PolyOne Corp.	96,797
1,613	PQ Group Holdings Inc.*	25,582
542	Quaker Chemical Corp.	80,883
2,136	Rayonier Advanced Materials Inc.	8,373
5,136	RPM International Inc.	378,677
1,562	Scotts Miracle-Gro Co. (The)	157,887
1,711	Sensient Technologies Corp.	108,289
847	Stepan Co.	82,074
792	Trecora Resources*	6,099
977	Tredegar Corp.	21,035
1,612	Trinseo SA	61,240
25,720	Tronox Holdings PLC, Class A Shares	297,838
599	Valhi Inc.	1,162
7,726	Valvoline Inc.	174,994
1,438	Westlake Chemical Corp.	98,762
2,331	WR Grace & Co.	155,781

	Total Chemicals	8,260,449

Construction Materials - 0.6%
1,678	Eagle Materials Inc.	154,426
749	Forterra Inc.*	8,321
24,977	Summit Materials Inc., Class A Shares*	596,201
79	United States Lime & Minerals Inc.	8,127
670	US Concrete Inc.*	27,423
13,085	Vulcan Materials Co.	1,856,369

	Total Construction Materials	2,650,867

Containers & Packaging - 1.8%
11,064	AptarGroup Inc.	1,240,496
745	Ardagh Group SA, Class A Shares	13,849
13,701	Avery Dennison Corp.	1,786,199
18,847	Berry Global Group Inc.*	879,966

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.0% - (continued)
Containers & Packaging - 1.8% - (continued)
29,741	Crown Holdings Inc.*	$2,257,342
12,082	Graphic Packaging Holding Co.	196,574
1,038	Greif Inc., Class A Shares	44,790
255	Greif Inc., Class B Shares	13,813
1,435	Myers Industries Inc.	23,749
6,445	Owens-Illinois Inc.	63,677
3,762	Packaging Corp. of America	420,968
6,241	Sealed Air Corp.	235,473
16,676	Silgan Holdings Inc.	513,788
3,973	Sonoco Products Co.	240,486
306	UFP Technologies Inc.*	14,183

	Total Containers & Packaging	7,945,353

Materials - 0.0%
1,140	A. Schulman Inc.*(b)#	494

Metals & Mining - 0.7%
12,527	AK Steel Holding Corp.*	34,574
60,279	Alamos Gold Inc., Class A Shares	341,782
7,314	Alcoa Corp.*	148,840
4,845	Allegheny Technologies Inc.*	111,726
1,903	Carpenter Technology Corp.	100,041
1,813	Century Aluminum Co.*	12,782
63,252	Cleveland-Cliffs Inc.(a)	505,383
8,401	Coeur Mining Inc.*	55,111
4,886	Commercial Metals Co.	104,365
1,411	Compass Minerals International Inc.	77,986
3,346	Ferroglobe Representation & Warranty Insurance Trust*(b)#	–
1,912	Gold Resource Corp.	8,527
468	Haynes International Inc.	17,185
19,538	Hecla Mining Co.	48,259
665	Kaiser Aluminum Corp.	72,871
839	Materion Corp.	49,383
267	Mayville Engineering Co., Inc.*	2,496
9,521	Novagold Resources Inc.*	66,266
372	Olympic Steel Inc.	6,235
2,620	Reliance Steel & Aluminum Co.	309,108
2,620	Royal Gold Inc.	307,247
539	Ryerson Holding Corp.*	5,746
1,032	Schnitzer Steel Industries Inc., Class A Shares	22,240
8,441	Steel Dynamics Inc.	284,715
3,068	SunCoke Energy Inc.	15,708
272	Synalloy Corp.*	3,520
1,755	TimkenSteel Corp.*	10,214
6,557	United States Steel Corp.(a)	86,028
2,136	Warrior Met Coal Inc.	43,852
1,547	Worthington Industries Inc.	59,250

	Total Metals & Mining	2,911,440

Paper & Forest Products - 0.1%
1,619	Boise Cascade Co.	61,392
640	Clearwater Paper Corp.*	14,010
2,602	Domtar Corp.	97,107
5,055	Louisiana-Pacific Corp.	149,931
675	Neenah Inc.	49,127
1,866	PH Glatfelter Co.	33,308
1,278	Schweitzer-Mauduit International Inc.	56,053
1,388	Verso Corp., Class A Shares*	25,622

	Total Paper & Forest Products	486,550

	TOTAL MATERIALS	22,255,153

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.1%
3,071	Acadia Realty Trust	$82,548
1,520	Agree Realty Corp.	113,666
2,553	Alexander & Baldwin Inc.	55,349
79	Alexander’s Inc.	25,782
1,767	American Assets Trust Inc.	83,986
5,473	American Campus Communities Inc.	262,923
4,424	American Finance Trust Inc.	65,431
10,307	American Homes 4 Rent, Class A Shares	275,300
7,837	Americold Realty Trust	294,828
5,930	Apartment Investment & Management Co., Class A Shares	318,856
8,352	Apple Hospitality REIT Inc.	135,804
2,024	Armada Hoffler Properties Inc.	36,553
3,221	Ashford Hospitality Trust Inc.	8,858
830	Bluerock Residential Growth REIT Inc., Class A Shares	10,176
1,135	Braemar Hotels & Resorts Inc.	11,134
7,283	Brandywine Realty Trust	112,377
52,848	Brixmor Property Group Inc.	1,159,485
340	BRT Apartments Corp.	6,242
3,757	Camden Property Trust	419,093
3,508	CareTrust REIT Inc.	73,247
1,883	CatchMark Timber Trust Inc., Class A Shares	22,351
6,331	CBL & Associates Properties Inc.(a)	9,117
3,374	Cedar Realty Trust Inc.	9,009
1,931	Chatham Lodging Trust	35,337
65	CIM Commercial Trust Corp.	942
1,758	City Office REIT Inc.	23,610
586	Clipper Realty Inc.	5,245
19,861	Colony Capital Inc.	96,922
4,443	Columbia Property Trust Inc.	92,237
717	Community Healthcare Trust Inc.	34,129
4,934	CoreCivic Inc.	74,750
532	CorEnergy Infrastructure Trust Inc.	23,536
1,600	CorePoint Lodging Inc.	16,176
1,496	CoreSite Realty Corp.	169,631
4,583	Corporate Office Properties Trust	133,732
5,808	Cousins Properties Inc.	235,166
7,725	CubeSmart	238,239
4,517	CyrusOne Inc.	281,409
7,560	DiamondRock Hospitality Co.	77,868
6,574	Douglas Emmett Inc.	289,716
14,556	Duke Realty Corp.	512,080
2,746	Easterly Government Properties Inc.	63,872
1,463	EastGroup Properties Inc.	199,246
6,142	Empire State Realty Trust Inc., Class A Shares	85,742
3,009	EPR Properties	213,398
89,846	Equity Commonwealth	2,951,441
6,868	Equity LifeStyle Properties Inc.	508,781
2,998	Essential Properties Realty Trust Inc.	78,218
1,079	Farmland Partners Inc.(a)	7,197
5,162	First Industrial Realty Trust Inc.	219,798
2,574	Four Corners Property Trust Inc.	72,896
4,480	Franklin Street Properties Corp.	39,021
2,087	Front Yard Residential Corp.	24,209
8,284	Gaming and Leisure Properties Inc.	349,585
4,823	GEO Group Inc. (The)	66,847
1,431	Getty Realty Corp.	48,024
1,243	Gladstone Commercial Corp.	28,316
777	Gladstone Land Corp.	9,852
1,295	Global Medical REIT Inc.	18,026
3,504	Global Net Lease Inc.	71,447

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.8% - (continued)
Equity Real Estate Investment Trusts (REITs) - 6.1% - (continued)
2,320	Hannon Armstrong Sustainable Infrastructure Capital Inc.	$68,092
9,490	Healthcare Realty Trust Inc.	314,973
8,179	Healthcare Trust of America Inc., Class A Shares	248,233
1,352	Hersha Hospitality Trust, Class A Shares	19,171
4,209	Highwoods Properties Inc.	204,347
6,232	Hudson Pacific Properties Inc.	223,106
3,690	Independence Realty Trust Inc.	55,129
2,580	Industrial Logistics Properties Trust	55,831
386	Innovative Industrial Properties Inc., Class A Shares(a)	29,880
459	Investors Real Estate Trust	35,490
11,518	Iron Mountain Inc.	369,958
2,451	iStar Inc.	31,838
22,773	JBG SMITH Properties	908,187
973	Jernigan Capital Inc.	17,008
4,055	Kilroy Realty Corp.	337,538
16,320	Kimco Realty Corp.	352,838
3,249	Kite Realty Group Trust	62,868
3,479	Lamar Advertising Co., Class A Shares	290,253
9,463	Lexington Realty Trust, Class B Shares	104,850
6,163	Liberty Property Trust	379,764
1,851	Life Storage Inc.	202,722
1,526	LTC Properties Inc.	71,432
5,568	Macerich Co. (The)	149,946
3,465	Mack-Cali Realty Corp.	74,116
19,813	Medical Properties Trust Inc.	411,318
3,195	Monmouth Real Estate Investment Corp.	48,979
1,645	National Health Investors Inc.	133,229
6,543	National Retail Properties Inc.	364,707
2,197	National Storage Affiliates Trust	73,599
3,400	New Senior Investment Group Inc.	26,690
756	NexPoint Residential Trust Inc.	36,175
1,929	Office Properties Income Trust	64,351
8,627	Omega Healthcare Investors Inc.	362,593
612	One Liberty Properties Inc.	16,714
5,777	Outfront Media Inc.	144,309
8,429	Paramount Group Inc.	114,550
9,604	Park Hotels & Resorts Inc.	227,135
5,301	Pebblebrook Hotel Trust	138,886
2,751	Pennsylvania Real Estate Investment Trust(a)	15,846
7,603	Physicians Realty Trust	145,902
5,222	Piedmont Office Realty Trust Inc., Class A Shares	115,511
2,730	PotlatchDeltic Corp.	118,564
1,708	Preferred Apartment Communities Inc., Class A Shares	23,519
809	PS Business Parks Inc.	142,861
21,494	QTS Realty Trust Inc., Class A Shares	1,140,687
5,300	Rayonier Inc.	162,339
6,789	Regency Centers Corp.	441,557
4,208	Retail Opportunity Investments Corp.	76,754
8,918	Retail Properties of America Inc., Class A Shares	126,903
600	Retail Value Inc.	21,306
4,209	Rexford Industrial Realty Inc.	201,443
7,007	RLJ Lodging Trust	119,750
3,306	RPT Realty	48,863
1,865	Ryman Hospitality Properties Inc.	166,414
7,334	Sabra Health Care REIT Inc.	163,402
329	Safehold Inc.	13,440
479	Saul Centers Inc.	25,454
7,202	SBA Communications Corp., Class A Shares	1,703,057
9,778	Senior Housing Properties Trust	71,575
1,289	Seritage Growth Properties, Class A Shares(a)	54,499

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.8% - (continued)
Equity Real Estate Investment Trusts (REITs) - 6.1% - (continued)
6,482	Service Properties Trust	$150,966
5,672	SITE Centers Corp.	82,187
3,303	SL Green Realty Corp.	281,845
18,046	Spirit Realty Capital Inc.	945,610
5,175	STAG Industrial Inc.	160,373
8,354	STORE Capital Corp.	340,091
3,818	Summit Hotel Properties Inc.	46,274
3,562	Sun Communities Inc.	586,697
8,981	Sunstone Hotel Investors Inc.	125,734
3,774	Tanger Factory Outlet Centers Inc.(a)	57,440
2,365	Taubman Centers Inc.	76,815
2,469	Terreno Realty Corp.	142,511
1,555	UMH Properties Inc.	24,274
28,849	Uniti Group Inc.	193,865
436	Universal Health Realty Income Trust	51,971
4,777	Urban Edge Properties	99,027
1,291	Urstadt Biddle Properties Inc., Class A Shares	31,462
42,488	VEREIT Inc.	414,683
18,346	VICI Properties Inc.	453,697
7,293	Washington Prime Group Inc.(a)	30,339
3,030	Washington Real Estate Investment Trust	94,142
5,027	Weingarten Realty Investors	160,060
1,560	Whitestone REIT, Class B Shares	21,902
4,575	Xenia Hotels & Resorts Inc.	96,349

	Total Equity Real Estate Investment Trusts (REITs)	27,527,521

Real Estate Management & Development - 0.7%
191	Altisource Portfolio Solutions SA*	3,442
33,526	CBRE Group Inc., Class A Shares*	1,911,653
221	Consolidated-Tomoka Land Co.	13,854
4,210	Cushman & Wakefield PLC*	81,632
663	eXp World Holdings Inc.*(a)	7,260
355	Forestar Group Inc.*	7,242
258	FRP Holdings Inc.*	12,874
1,600	Howard Hughes Corp. (The)*	176,656
2,066	Jones Lang LaSalle Inc.	343,638
5,002	Kennedy-Wilson Holdings Inc.	113,095
958	Marcus & Millichap Inc.*	35,216
322	Maui Land & Pineapple Co., Inc.*	3,655
5,843	Newmark Group Inc., Class A Shares	76,251
435	Rafael Holdings Inc., Class B Shares*	7,360
709	RE/MAX Holdings Inc., Class A Shares	27,190
4,719	Realogy Holdings Corp.(a)	49,408
3,650	Redfin Corp.*(a)	70,372
3,810	RMR Group Inc. (The), Class A Shares	178,956
1,309	St Joe Co. (The)*	24,871
302	Stratus Properties Inc.*	8,637
798	Tejon Ranch Co.*	13,119
70	Transcontinental Realty Investors Inc.	2,411

	Total Real Estate Management & Development	3,168,792

	TOTAL REAL ESTATE	30,696,313

UTILITIES - 2.9%
Electric Utilities - 0.8%
15,357	ALLETE Inc.	1,230,249
9,612	Alliant Energy Corp.	509,436
1,589	El Paso Electric Co.	107,766
596	Genie Energy Ltd., Class B Shares	4,822
4,479	Hawaiian Electric Industries Inc.	195,598
2,066	IDACORP Inc.	217,033
1,446	MGE Energy Inc.	112,094
8,189	OGE Energy Corp.	344,430

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 2.9% - (continued)
Electric Utilities - 0.8% - (continued)
1,514	Otter Tail Corp.	$74,428
4,526	Pinnacle West Capital Corp.	395,527
3,119	PNM Resources Inc.	151,116
3,673	Portland General Electric Co.	203,888
502	Spark Energy Inc., Class A Shares	5,537

	Total Electric Utilities	3,551,924

Gas Utilities - 0.5%
4,681	Atmos Energy Corp.	500,680
568	Chesapeake Utilities Corp.	51,767
3,357	National Fuel Gas Co.	151,132
3,618	New Jersey Resources Corp.	153,910
3,180	Northwest Natural Holding Co.	218,688
2,126	ONE Gas Inc.	188,938
278	RGC Resources Inc.	8,168
3,754	South Jersey Industries Inc.	117,275
2,178	Southwest Gas Holdings Inc.	165,005
2,025	Spire Inc.	156,775
8,427	UGI Corp.	366,996

	Total Gas Utilities	2,079,334

Independent Power & Renewable Electricity Producers - 0.8%
145,680	Atlantic Power Corp.*	343,805
1,443	Clearway Energy Inc., Class A Shares	27,388
3,046	Clearway Energy Inc., Class C Shares	60,402
10,151	NRG Energy Inc.	403,299
10,815	Ormat Technologies Inc.	831,133
3,403	Pattern Energy Group Inc., Class A Shares	93,651
2,914	TerraForm Power Inc., Class A Shares	45,196
59,104	Vistra Energy Corp.	1,568,029

	Total Independent Power & Renewable Electricity Producers	3,372,903

Multi-Utilities - 0.2%
2,710	Avista Corp.	128,129
2,457	Black Hills Corp.	188,132
8,140	MDU Resources Group Inc.	236,386
7,492	NorthWestern Corp.	536,202
598	Unitil Corp.	36,502

	Total Multi-Utilities	1,125,351

Water Utilities - 0.6%
1,513	American States Water Co.	129,044
1,100	American Water Works Co., Inc.	133,133
27,833	Aqua America Inc.	1,232,167
400	AquaVenture Holdings Ltd.*	8,904
311	Artesian Resources Corp., Class A Shares	11,569
571	Cadiz Inc.*(a)	6,544
7,272	California Water Service Group	373,781
557	Consolidated Water Co., Ltd.	9,291
370	Global Water Resources Inc.	4,984
2,776	Middlesex Water Co.	174,360
592	Pure Cycle Corp.*	7,352
10,713	SJW Group	758,695
533	York Water Co. (The)	23,628

	Total Water Utilities	2,873,452

	TOTAL UTILITIES	13,002,964

	TOTAL COMMON STOCKS (Cost - $345,369,347)	425,388,748

PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Capital Markets - 0.3%
14,748	Charles Schwab Corp. (The), 5.950%(c)	383,429
21,015	Northern Trust Corp., 5.850%(c)	531,890
21,743	Northern Trust Corp., 4.700%*(c)	559,230

	Total Capital Markets	1,474,549

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 0.6% - (continued)
Insurance - 0.3%
10,773	MetLife Inc., 4.000% (3-Month USD-LIBOR + 1.000%)(c)(d)	$261,784
20,211	MetLife Inc., 5.625%(c)	532,762
2,166	Reinsurance Group of America Inc., 6.200% (3-Month USD-LIBOR + 4.370%) due 9/15/42(d)	58,980
15,648	WR Berkley Corp., 5.625% due 4/30/53	395,112

	Total Insurance	1,248,638

	TOTAL FINANCIALS	2,723,187

	TOTAL PREFERRED STOCKS (Cost - $2,739,585)	2,723,187

CONVERTIBLE PREFERRED STOCKS - 0.5%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
10,808	Becton Dickinson & Co., 6.125% due 5/1/20	672,906

MATERIALS - 0.1%
Chemicals - 0.1%
5,797	International Flavors & Fragrances Inc., 6.000% due 9/15/21	299,994

UTILITIES - 0.3%
Water Utilities - 0.3%
23,584	Aqua America Inc., 6.000% due 4/30/22	1,403,484

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $2,231,280)	2,376,384

CLOSED END MUTUAL FUND SECURITIES - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
3,943	iShares Russell 2000 ETF, Common Class Shares	637,859
11,703	iShares Russell Mid-Capital ETF, Common Class Shares	685,796

	Total Capital Markets	1,323,655

	TOTAL FINANCIALS	1,323,655

	TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost - $1,246,675)	1,323,655

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $351,586,887)	431,811,974

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Face Amount†
SHORT-TERM INVESTMENTS (e) - 5.2%
MONEY MARKET FUND - 2.0%
$ 9,046,759		Invesco STIT - Government & Agency Portfolio, 1.518% Institutional Class(f) (Cost - $9,046,759)	9,046,759

TIME DEPOSITS - 3.2%
5,841,005		Banco Santander SA - Frankfurt, 0.920% due 12/2/19	5,841,004
		BBH - Grand Cayman:
4,565	CAD	0.830% due 12/2/19	3,437
34,100		0.920% due 12/2/19	34,100
6,147,146		Citibank - New York, 0.920% due 12/2/19	6,147,146
2,134,859		JPMorgan Chase & Co. - New York, 0.920% due 12/2/19	2,134,859

		TOTAL TIME DEPOSITS (Cost - $14,160,546)	14,160,546

		TOTAL SHORT-TERM INVESTMENTS (Cost - $23,207,305)	23,207,305
		TOTAL INVESTMENTS - 101.5% (Cost - $374,794,192)	455,019,279

		Liabilities in Excess of Other Assets - (1.5)%	(6,716,655)

		TOTAL NET ASSETS - 100.0%	$448,302,624

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2019.
(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.2%.
(f)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2019, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$374,794,192	$103,100,113	$(22,823,751)	$80,276,362

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	19.0%
Industrials	16.7
Financials	16.0
Health Care	15.6
Consumer Discretionary	7.5
Real Estate	6.9
Materials	5.0
Utilities	3.2
Consumer Staples	2.9
Communication Services	2.2
Energy	1.8
Short-Term Investments	3.2

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At November 30, 2019, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
NASDAQ 100 E-mini Index December Futures	1	12/19	$158,175	$168,350	$10,175
Russell E-mini 2000 Index December Futures	8	12/19	628,138	649,520	21,382
S&P MidCap 400 E-mini Index December Futures	3	12/19	583,282	603,000	19,718

					$51,275

At November 30, 2019, Small-Mid Cap Equity Fund had deposited cash of $52,800 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments
(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.2%
Argentina - 0.2%
8,971	Globant SA*	$959,897
1,960	MercadoLibre Inc.*	1,137,937
86,425	YPF SA, ADR	830,544

	Total Argentina	2,928,378

Australia - 3.0%
15,455	AGL Energy Ltd.	213,653
61,241	Alumina Ltd.	95,655
83,695	AMP Ltd.	111,011
27,804	APA Group	207,241
39,027	Appen Ltd.	645,921
13,935	Aristocrat Leisure Ltd.	319,753
4,662	ASX Ltd.	258,182
6,254	Atlassian Corp. PLC, Class A Shares*	794,946
46,721	Aurizon Holdings Ltd.	182,950
46,512	AusNet Services, Class Miscella Shares	54,797
67,325	Australia & New Zealand Banking Group Ltd.	1,133,378
993,699	Beach Energy Ltd.	1,613,525
11,723	Bendigo & Adelaide Bank Ltd.	79,685
69,979	BHP Group Ltd.	1,803,258
142,247	BHP Group PLC	3,154,443
11,753	BlueScope Steel Ltd.	115,689
28,715	Boral Ltd.	99,784
87,036	Brambles Ltd.	740,317
5,712	Caltex Australia Ltd.	133,539
13,096	Challenger Ltd.	72,308
225,091	Charter Hall Group, REIT	1,645,451
2,392	CIMIC Group Ltd.	54,593
11,895	Coca-Cola Amatil Ltd.	91,707
1,357	Cochlear Ltd.	214,681
26,719	Coles Group Ltd.	294,432
42,005	Commonwealth Bank of Australia	2,300,658
11,835	Computershare Ltd.	141,859
9,595	Crown Resorts Ltd.	83,886
45,966	CSL Ltd.	8,839,181
30,133	CSR Ltd.	97,219
25,723	Dexus, REIT	213,166
117,979	Downer EDI Ltd.	667,671
1,133	Flight Centre Travel Group Ltd.	33,732
31,838	Fortescue Metals Group Ltd.	209,604
38,470	Goodman Group, REIT	385,638
46,280	GPT Group (The), REIT	192,795
13,652	Harvey Norman Holdings Ltd.	39,753
37,499	Incitec Pivot Ltd.	82,117
53,309	Insurance Australia Group Ltd.	284,906
13,841	LendLease Group	181,264
7,620	Macquarie Group Ltd.	713,253
20,628	Magellan Financial Group Ltd.	734,273
62,960	Medibank Pvt Ltd.	139,094
79,617	Mineral Resources Ltd.	836,453
93,909	Mirvac Group, REIT	214,478
68,663	National Australia Bank Ltd.	1,204,732
18,104	Newcrest Mining Ltd.	378,284
87,374	Northern Star Resources Ltd.	566,483
31,855	Oil Search Ltd.	160,327
8,575	Orica Ltd.	138,201
41,461	Origin Energy Ltd.	244,613
89,774	OZ Minerals Ltd.	640,719

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.0% - (continued)
18,281	Qantas Airways Ltd.	$90,438
31,310	QBE Insurance Group Ltd.	269,045
3,827	Ramsay Health Care Ltd.	189,275
1,263	REA Group Ltd.	89,358
41,858	Santos Ltd.	230,781
190,651	Saracen Mineral Holdings Ltd.*(a)	396,976
123,772	Scentre Group, REIT	329,768
8,169	SEEK Ltd.	128,464
48,500	Seven Group Holdings Ltd.	629,670
11,142	Sonic Healthcare Ltd.	227,388
122,491	South32 Ltd.	223,747
56,446	Stockland, REIT	193,201
29,711	Suncorp Group Ltd.	269,352
25,502	Sydney Airport	158,719
49,099	Tabcorp Holdings Ltd.	159,237
98,093	Telstra Corp., Ltd.	256,630
8,418	TPG Telecom Ltd.	39,885
65,510	Transurban Group	681,281
16,860	Treasury Wine Estates Ltd.	213,733
74,648	Vicinity Centres, REIT	135,561
3,114	Washington H Soul Pattinson & Co., Ltd.	47,152
26,719	Wesfarmers Ltd.	767,556
82,966	Westpac Banking Corp.	1,378,778
3,434	WiseTech Global Ltd.	63,317
22,060	Woodside Petroleum Ltd.	515,000
29,661	Woolworths Group Ltd.	799,466
8,224	Worley Ltd.	83,460

	Total Australia	42,422,496

Austria - 0.3%
1,856	ANDRITZ AG	72,352
84,364	Erste Group Bank AG	3,017,961
3,434	OMV AG	195,889
3,796	Raiffeisen Bank International AG	89,015
9,575	Rhi Magnesita NV	470,910
1,614	Verbund AG	83,868
2,612	Voestalpine AG	69,142

	Total Austria	3,999,137

Belgium - 0.7%
46,549	Ageas	2,792,556
17,956	Anheuser-Busch InBev SA/NV	1,424,259
1,256	Colruyt SA	65,021
362	Galapagos NV*(a)	71,328
7,245	Galapagos NV*(b)	1,426,874
1,900	Groupe Bruxelles Lambert SA	192,669
5,875	KBC Group NV	427,689
3,766	Proximus SADP	113,552
1,738	Solvay SA	198,938
1,170	Telenet Group Holding NV*	52,776
3,028	UCB SA	245,305
57,500	Umicore SA	2,466,122
5,021	Warehouses de Pauw CVA, REIT	888,222

	Total Belgium	10,365,311

Brazil - 0.1%
69,688	B3 SA - Brasil Bolsa Balcao	784,661

Canada - 3.0%
19,957	Air Canada, Class B Shares*	752,144
135,364	Alimentation Couche-Tard Inc., Class B Shares	4,429,909
79,606	ARC Resources Ltd.(b)	399,229
146,593	B2Gold Corp.	541,997
163,249	Barrick Gold Corp.	2,726,553

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Canada - 3.0% - (continued)
21,989	BRP Inc.	$1,076,600
55,679	Cameco Corp.	515,031
24,052	Canada Goose Holdings Inc.*(b)	917,584
19,965	Canadian Apartment Properties REIT	833,479
21,058	Canadian Imperial Bank of Commerce	1,830,841
24,705	Canadian Western Bank	661,156
82,313	CCL Industries Inc., Class B Shares	3,521,236
51,871	Detour Gold Corp.*	960,863
73,514	Dollarama Inc.	2,689,793
1,124,875	Encana Corp.(b)	4,413,101
29,214	Enerflex Ltd.	263,982
32,171	Finning International Inc.	581,404
53,625	Gildan Activewear Inc., Class A Shares(b)	1,574,831
23,089	IMAX Corp.*	496,413
303,433	Kinross Gold Corp.*	1,313,865
25,453	Kirkland Lake Gold Ltd.	1,069,294
124,127	Manulife Financial Corp.	2,442,348
11,187	Norbord Inc.	305,368
36,667	Northland Power Inc., Class Common S Shares(b)	759,846
36,156	Nutrien Ltd.	1,707,064
67,474	Parex Resources Inc.*	998,392
69,534	Saputo Inc.	2,102,252
17,439	Stantec Inc.	463,026
286,252	Tamarack Valley Energy Ltd.*	390,148
24,217	TFI International Inc.	797,812
42,149	Tourmaline Oil Corp.	392,608
73,680	Tricon Capital Group Inc.	624,172

	Total Canada	42,552,341

Chile - 0.1%
155,022	Antofagasta PLC	1,737,467

China - 1.4%
28,199	Alibaba Group Holding Ltd., ADR*	5,639,800
40,498	Baidu Inc., ADR*	4,800,228
829	BeiGene Ltd., ADR*	168,527
257,600	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	912,065
5,064,969	China Telecom Corp., Ltd., Class H Shares(c)	1,915,808
2,639,220	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	2,535,812
79,982	Meituan Dianping, Class B Shares*	1,054,716
287,540	Sinopharm Group Co., Ltd., Class H Shares(c)	949,625
58,500	Tencent Holdings Ltd.	2,480,113
55,500	Yangzijiang Shipbuilding Holdings Ltd.	41,768

	Total China	20,498,462

Denmark - 1.5%
93	AP Moller - Maersk AS, Class A Shares	120,591
2,353	AP Moller - Maersk AS, Class B Shares	3,282,349
6,014	Ascendis Pharma AS, ADR*	692,693
2,600	Carlsberg AS, Class B Shares	373,763
2,486	Chr Hansen Holding AS	188,675
2,751	Coloplast AS, Class B Shares	324,750
15,835	Danske Bank AS	213,619
2,896	Demant AS*	88,579
13,506	Dfds AS	569,351
2,969	Drilling Co. of 1972 (The)*	179,712
5,194	DSV PANALPINA	565,117
1,552	Genmab AS*	361,964
15,628	GN Store Nord AS	735,820
1,585	H. Lundbeck AS	60,690
3,711	ISS AS	85,121
124,257	Novo Nordisk AS, Class B Shares	6,977,209
5,159	Novozymes AS, Class B Shares	246,383

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Denmark - 1.5% - (continued)
4,436	Orsted AS(d)	$408,720
2,355	Pandora AS	94,770
14,904	Royal Unibrew AS	1,340,853
3,023	Tryg AS	86,903
40,614	Vestas Wind Systems AS	3,861,397

	Total Denmark	20,859,029

Faroe Islands - 0.0%
8,149	Bakkafrost PF	545,945

Finland - 0.7%
33,956	Adapteo OYJ*	407,614
3,309	Elisa OYJ	176,842
10,466	Fortum OYJ	246,541
48,476	Kemira OYJ	757,001
7,986	Kone OYJ, Class B Shares	499,753
2,657	Metso OYJ	101,656
10,263	Neste OYJ	347,037
1,007,040	Nokia OYJ	3,561,379
3,106	Nokian Renkaat OYJ	84,036
77,462	Nordea Bank Abp	548,113
2,435	Orion OYJ, Class B Shares	105,937
91,875	Outotec OYJ*	541,990
10,447	Sampo OYJ, Class A Shares	422,262
13,371	Stora Enso OYJ, Class R Shares	179,561
15,995	Tieto OYJ	459,313
12,968	UPM-Kymmene OYJ	432,896
36,174	Valmet OYJ	809,088
10,272	Wartsila OYJ Abp	103,330

	Total Finland	9,784,349

France - 10.3%
4,406	Accor SA	188,344
761	Aeroports de Paris	148,776
101,586	Air France-KLM*	1,194,744
11,259	Air Liquide SA	1,525,218
38,485	Airbus SE	5,650,949
16,688	Alstom SA	727,655
9,990	Alten SA	1,153,167
23,216	Amundi SA(d)	1,755,962
14,799	Arkema SA	1,531,776
2,260	Atos SE	191,766
45,715	AXA SA	1,242,801
971	BioMerieux	87,751
193,003	BNP Paribas SA	10,824,730
22,523	Bollore SA	96,228
5,187	Bouygues SA	211,763
6,898	Bureau Veritas SA	180,446
3,745	Capgemini SE	442,584
179,899	Carrefour SA	2,967,443
1,168	Casino Guichard Perrachon SA	51,365
120,817	Cie de Saint-Gobain	4,887,584
4,026	Cie Générale des Établissements Michelin SCA	482,561
4,401	CNP Assurances	86,847
1,144	Covivio, REIT	126,413
27,886	Credit Agricole SA	380,987
86,708	Danone SA	7,135,819
61	Dassault Aviation SA	82,905
18,242	Dassault Systemes SE	2,871,527
83,488	Edenred	4,142,245
15,873	Eiffage SA	1,732,238
14,127	Electricite de France SA	145,063
192,274	Engie SA	3,040,765

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.3% - (continued)
24,060	EssilorLuxottica SA	$3,735,840
1,024	Eurazeo SE	69,747
3,877	Eutelsat Communications SA	63,594
13,618	Faurecia SE	721,115
6,789	Fnac Darty SA*	381,267
1,063	Gecina SA, REIT	183,572
10,205	Getlink SE	172,086
8,807	Hermes International	6,593,891
632	ICADE, REIT	63,241
665	Iliad SA(b)	84,642
11,207	Ingenico Group SA	1,194,852
963	Ipsen SA	108,715
2,077	JCDecaux SA	59,469
1,785	Kering SA	1,073,791
4,745	Klepierre SA, REIT	170,196
19,532	Korian SA	858,752
37,552	Legrand SA	2,963,738
6,002	L’Oréal SA	1,710,179
14,682	LVMH Moët Hennessy Louis Vuitton SE	6,581,422
23,444	Natixis SA	97,869
12,130	Nexans SA	479,768
13,493	Nexity SA	679,825
47,013	Orange SA(b)	776,560
23,269	Pernod Ricard SA	4,271,700
14,339	Peugeot SA	345,988
5,117	Publicis Groupe SA	225,105
518	Remy Cointreau SA	66,687
45,374	Renault SA	2,168,209
209,011	Rexel SA	2,548,200
7,855	Safran SA	1,283,319
26,645	Sanofi	2,483,292
684	Sartorius Stedim Biotech	108,546
49,613	Schneider Electric SE	4,783,993
15,960	SCOR SE	685,285
16,725	Seb Prime de Fidelite*(a)(e)	2,598,056
4,128	SEB SA	640,893
3,750	SEB SA*(a)	582,524
119,825	Societe Generale SA	3,766,213
2,085	Sodexo SA	242,877
6,825	SOITEC*	721,201
8,713	Suez	128,952
12,644	Teleperformance	2,992,837
70,826	Television Francaise 1	572,153
2,511	Thales SA	245,789
371,050	TOTAL SA	19,479,033
38,100	Ubisoft Entertainment SA*	2,311,975
3,259	Unibail-Rodamco-Westfield, REIT	509,300
35,375	Valeo SA	1,391,894
12,389	Veolia Environnement SA	317,066
12,049	Vinci SA	1,313,262
100,308	Vivendi SA	2,753,562
699	Wendel SA	94,145
39,407	Worldline SA*(d)	2,548,223

	Total France	146,292,832

Germany - 8.4%
238	1&1 Drillisch AG	6,289
11,461	adidas AG	3,570,456
10,071	Allianz SE, Class Registered Shares	2,411,090
57,061	alstria office REIT-AG	1,042,222
12,297	AURELIUS Equity Opportunities SE & Co. KGaA	504,952
1,120	Axel Springer SE*	77,116

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 8.4% - (continued)
133,383	BASF SE	$10,025,066
71,023	Bayer AG, Class Registered Shares	5,375,492
37,496	Bayerische Motoren Werke AG	3,027,829
6,362	Bechtle AG	837,015
20,251	Beiersdorf AG	2,361,602
3,626	Brenntag AG	193,377
14,533	Carl Zeiss Meditec AG	1,777,207
125,456	CECONOMY AG*	603,775
23,302	Commerzbank AG	135,164
27,692	Continental AG	3,618,654
4,096	Covestro AG(d)	191,777
7,659	CTS Eventim AG & Co. KGaA	467,382
74,066	Daimler AG, Class Registered Shares	4,179,381
2,868	Delivery Hero SE*(d)	151,697
46,268	Deutsche Bank AG, Class Registered Shares	333,700
4,477	Deutsche Boerse AG	687,022
89,776	Deutsche Lufthansa AG, Class Registered Shares	1,702,574
47,902	Deutsche Pfandbriefbank AG(d)	721,240
147,308	Deutsche Post AG, Class Registered Shares	5,492,466
78,643	Deutsche Telekom AG, Class Registered Shares	1,320,229
76,953	Deutsche Wohnen SE	3,005,540
162,414	E.ON SE	1,699,536
4,345	Evonik Industries AG	126,078
8,976	Fraport AG Frankfurt Airport Services Worldwide	764,653
65,653	Fresenius Medical Care AG & Co. KGaA	4,814,553
9,831	Fresenius SE & Co. KGaA	537,638
75,817	GEA Group AG	2,437,786
7,507	Gerresheimer AG	552,053
1,421	Hannover Rueck SE	264,003
3,507	HeidelbergCement AG	259,250
27,079	HelloFresh SE*	538,830
2,449	Henkel AG & Co. KGaA	237,044
631	Hochtief AG	77,526
364,302	Infineon Technologies AG	7,781,091
11,884	KION Group AG	788,619
18,058	Knorr-Bremse AG	1,756,214
1,934	Lanxess AG	128,919
2,994	Merck KGaA	349,656
47,720	METRO AG	768,915
1,225	MTU Aero Engines AG	331,788
3,408	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	978,291
1,950	Puma SE	146,580
5,581	Rheinmetall AG	594,238
47,062	RWE AG	1,395,278
15,927	Salzgitter AG	314,916
144,873	SAP SE	19,718,528
87,274	Siemens AG, Class Registered Shares	11,258,391
60,192	Siemens Healthineers AG(d)	2,919,244
2,998	Symrise AG, Class A Shares	290,788
44,944	TAG Immobilien AG	1,081,262
23,085	Telefonica Deutschland Holding AG	70,479
9,896	ThyssenKrupp AG	124,036
11,019	TUI AG	151,502
4,622	Uniper SE	149,176
3,105	United Internet AG, Class Registered Shares	105,157
832	Volkswagen AG	158,737
12,072	Vonovia SE	628,873
2,766	Wirecard AG	365,092
3,269	Zalando SE*(d)	140,776

	Total Germany	118,625,810

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.7%
822,600	AIA Group Ltd.	$8,240,210
7,800	ASM Pacific Technology Ltd.	101,850
31,600	Bank of East Asia Ltd. (The)	71,292
700,000	BOC Hong Kong Holdings Ltd.	2,380,597
33,300	Budweiser Brewing Co. APAC Ltd.*(d)	118,684
264,000	China Mengniu Dairy Co., Ltd.*	1,010,496
671,581	China Merchants Port Holdings Co., Ltd.	1,045,078
1,142,377	China Mobile Ltd.	8,621,903
3,160,917	China Unicom Hong Kong Ltd.	2,707,108
61,000	CK Asset Holdings Ltd.	406,026
63,500	CK Hutchison Holdings Ltd.	577,127
15,000	CK Infrastructure Holdings Ltd.	101,613
38,500	CLP Holdings Ltd.	397,088
9,100	Dairy Farm International Holdings Ltd.	53,302
51,000	Galaxy Entertainment Group Ltd.	333,652
49,000	Hang Lung Properties Ltd.	100,393
18,000	Hang Seng Bank Ltd.	367,035
33,894	Henderson Land Development Co., Ltd.	163,046
66,000	HK Electric Investments & HK Electric Investments Ltd.	64,666
94,000	HKT Trust & HKT Ltd., Class Miscella Shares	137,863
239,381	Hong Kong & China Gas Co., Ltd.	456,509
58,099	Hong Kong Exchanges & Clearing Ltd.	1,836,089
27,400	Hongkong Land Holdings Ltd.	150,922
5,400	Jardine Matheson Holdings Ltd.	303,492
66,732	Jardine Strategic Holdings Ltd.	2,121,451
14,500	Kerry Properties Ltd.	46,778
51,000	Link REIT	521,566
229,000	Melco International Development Ltd.	561,768
5,159	Melco Resorts & Entertainment Ltd., ADR	109,784
36,500	MTR Corp., Ltd.	204,864
144,679	New World Development Co., Ltd.	188,924
36,750	NWS Holdings Ltd.	49,301
95,000	PCCW Ltd.	57,285
32,500	Power Assets Holdings Ltd.	226,158
76,646	Sino Land Co., Ltd.	114,966
43,000	SJM Holdings Ltd.	43,844
37,500	Sun Hung Kai Properties Ltd.	545,739
12,500	Swire Pacific Ltd., Class A Shares	112,584
29,800	Swire Properties Ltd.	92,708
32,500	Techtronic Industries Co., Ltd.	244,399
678,000	Towngas China Co., Ltd.*	479,138
18,000	Vitasoy International Holdings Ltd.	69,207
2,078,500	WH Group Ltd.(d)	2,135,369
28,000	Wharf Real Estate Investment Co., Ltd.	155,439
18,000	Wheelock & Co., Ltd.	111,844
17,000	Yue Yuen Industrial Holdings Ltd.	50,291

	Total Hong Kong	37,989,448

India - 0.6%
349,634	Canara Bank*	1,103,965
68,388	HDFC Bank Ltd.	1,215,094
306,621	ICICI Bank Ltd., ADR	4,320,290
129,980	NTPC Ltd.	210,311
281,495	Zee Entertainment Enterprises Ltd.	1,123,602

	Total India	7,973,262

Indonesia - 0.1%
612,200	Bank Central Asia Tbk PT	1,362,114

Ireland - 1.2%
2,967	AerCap Holdings NV*	183,390
248,022	AIB Group PLC	814,303
438,979	Bank of Ireland Group PLC	2,210,768

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Ireland - 1.2% - (continued)
19,119	CRH PLC	$730,838
86,251	Dalata Hotel Group PLC	514,773
2,315	DCC PLC	197,750
21,446	Experian PLC	710,146
12,499	Flutter Entertainment PLC	1,423,851
45,986	Grafton Group PLC	498,133
120,060	James Hardie Industries PLC, CDI	2,350,759
3,739	Kerry Group PLC, Class A Shares	480,155
3,613	Kingspan Group PLC	195,073
20,172	Medtronic PLC	2,246,959
46,735	Ryanair Holdings PLC, ADR*	3,893,960
5,238	Smurfit Kappa Group PLC	185,684
93,682	UDG Healthcare PLC	1,000,216

	Total Ireland	17,636,758

Isle of Man - 0.1%
73,401	GVC Holdings PLC	807,759

Israel - 0.3%
922	Azrieli Group Ltd.	71,891
27,768	Bank Hapoalim BM	223,792
35,197	Bank Leumi Le-Israel BM	255,157
14,656	Check Point Software Technologies Ltd.*	1,727,649
948	CyberArk Software Ltd.*	116,177
560	Elbit Systems Ltd.	92,724
17,954	Israel Chemicals Ltd.	84,123
146,469	Israel Discount Bank Ltd., Class A Shares	673,998
3,396	Mizrahi Tefahot Bank Ltd.	90,710
1,458	Nice Ltd.*	220,899
25,677	Teva Pharmaceutical Industries Ltd., ADR*	267,554
1,053	Wix.com Ltd.*	127,297

	Total Israel	3,951,971

Italy - 2.6%
44,059	ACEA SpA	916,563
50,158	Amplifon SpA	1,467,869
111,919	Assicurazioni Generali SpA	2,285,200
12,072	Atlantia SpA	267,487
47,653	Banca Mediolanum SpA	483,901
275,985	BPER Banca	1,336,754
37,749	Buzzi Unicem SpA	934,484
13,277	Davide Campari-Milano SpA	121,158
5,350	DiaSorin SpA	714,744
193,849	Enel SpA	1,463,800
372,960	Eni SpA	5,636,242
2,878	Ferrari NV	486,150
13,902	FinecoBank Banca Fineco SpA	172,342
78,766	Infrastrutture Wireless Italiane SpA(d)	797,521
350,720	Intesa Sanpaolo SpA	889,159
8,628	Leonardo SpA	100,860
14,291	Mediobanca Banca di Credito Finanziario SpA	159,846
4,194	Moncler SpA	183,802
10,807	Pirelli & C SpA(d)	61,316
11,822	Poste Italiane SpA(d)	137,976
89,612	Prysmian SpA	2,041,688
2,683	Recordati SpA	112,549
351,742	Saipem SpA*	1,607,114
266,786	Saras SpA	469,545
51,885	Snam SpA	257,853
140,834	Telecom Italia SpA	86,760
233,090	Telecom Italia SpA*	145,959
33,156	Terna Rete Elettrica Nazionale SpA	212,907
913,671	UniCredit SpA	12,650,705

	Total Italy	36,202,254

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 20.3%
800	ABC-Mart Inc.	$53,285
8,800	Acom Co., Ltd.	36,539
21,900	Adastria Co., Ltd.	491,130
20,900	Advantest Corp.	1,021,629
15,400	Aeon Co., Ltd.	314,480
3,300	AEON Financial Service Co., Ltd.	49,966
2,500	Aeon Mall Co., Ltd.	40,209
4,200	AGC Inc.	153,545
3,200	Air Water Inc.	51,470
4,100	Aisin Seiki Co., Ltd.	155,333
10,300	Ajinomoto Co., Inc.	171,762
4,500	Alfresa Holdings Corp.	93,065
5,500	Alps Alpine Co., Ltd.	124,387
7,500	Amada Holdings Co., Ltd.	83,746
2,900	ANA Holdings Inc.	98,750
30,300	Anritsu Corp.(b)	576,969
2,600	Aozora Bank Ltd.	66,290
8,500	Asahi Group Holdings Ltd.	409,191
4,800	Asahi Intecc Co., Ltd.	140,116
29,700	Asahi Kasei Corp.	334,153
44,300	Astellas Pharma Inc.	755,876
4,700	Bandai Namco Holdings Inc.	285,238
1,400	Bank of Kyoto Ltd. (The)	57,857
20,593	Benesse Holdings Inc.	543,102
71,000	Bridgestone Corp.	2,841,327
5,200	Brother Industries Ltd.	103,292
1,700	Calbee Inc.	54,792
65,449	Canon Inc.	1,808,574
20,700	Capcom Co., Ltd.	497,281
5,000	Casio Computer Co., Ltd.	95,339
3,400	Central Japan Railway Co.	687,010
14,700	Chiba Bank Ltd. (The)	83,936
80,196	Chiyoda Corp.(b)	201,692
14,600	Chubu Electric Power Co., Inc.	203,717
5,300	Chugai Pharmaceutical Co., Ltd.	463,186
6,700	Chugoku Electric Power Co., Inc. (The)	88,540
192,266	Citizen Watch Co., Ltd.	1,065,825
34,200	Coca-Cola Bottlers Japan Holdings Inc.	822,338
27,100	Concordia Financial Group Ltd.	110,126
3,100	Credit Saison Co., Ltd.	51,414
2,200	CyberAgent Inc.	76,075
6,200	Dai Nippon Printing Co., Ltd.	166,021
6,400	Daicel Corp.	63,022
2,300	Daifuku Co., Ltd.	134,118
15,600	Daihen Corp.	523,247
166,533	Dai-ichi Life Holdings Inc.	2,687,850
13,400	Daiichi Sankyo Co., Ltd.	842,529
14,000	Daikin Industries Ltd.	2,016,872
19,300	Daiseki Co., Ltd.	566,113
1,700	Daito Trust Construction Co., Ltd.	207,895
13,300	Daiwa House Industry Co., Ltd.	407,371
48	Daiwa House REIT Investment Corp., Class A Shares	131,298
37,500	Daiwa Securities Group Inc.	190,375
74,298	DeNA Co., Ltd.	1,196,078
16,900	Denka Co., Ltd.	504,156
10,200	Denso Corp.	456,254
5,000	Dentsu Inc.	181,578
28,200	Dip Corp.	808,480
600	Disco Corp.	130,047

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 20.3% - (continued)
48,900	East Japan Railway Co.	$4,501,665
21,300	Eiken Chemical Co., Ltd.	384,683
19,108	Eisai Co., Ltd.	1,418,163
3,300	Electric Power Development Co., Ltd.	79,222
5,800	FamilyMart Co., Ltd.	137,086
41,600	FANUC Corp.	7,959,399
1,400	Fast Retailing Co., Ltd.	853,871
27,300	Fuji Corp.	484,210
3,200	Fuji Electric Co., Ltd.	98,731
39,956	Fuji Media Holdings Inc.	541,257
15,300	Fuji Oil Holdings Inc.	429,679
8,500	FUJIFILM Holdings Corp.	403,066
19,729	Fujitsu Ltd.	1,793,705
4,400	Fukuoka Financial Group Inc.	83,973
25,200	FULLCAST Holdings Co., Ltd.	572,524
1,000	GMO Payment Gateway Inc.	70,900
174,067	Gree Inc.	827,005
5,400	Hakuhodo DY Holdings Inc.	87,414
3,300	Hamamatsu Photonics KK	133,934
5,400	Hankyu Hanshin Holdings Inc.	232,115
500	Hikari Tsushin Inc.	116,672
7,200	Hino Motors Ltd.	70,561
745	Hirose Electric Co., Ltd.	91,755
1,400	Hisamitsu Pharmaceutical Co., Inc.	68,790
2,600	Hitachi Chemical Co., Ltd.	93,594
2,300	Hitachi Construction Machinery Co., Ltd.	60,757
1,600	Hitachi High-Technologies Corp.	104,483
173,300	Hitachi Ltd.	6,817,479
106,705	Hitachi Metals Ltd.	1,495,693
215,560	Honda Motor Co., Ltd.	6,060,770
1,400	Hoshizaki Corp.	122,517
69,600	Hoya Corp.	6,352,756
6,400	Hulic Co., Ltd.	72,054
4,437	Idemitsu Kosan Co., Ltd.	121,523
3,200	IHI Corp.	74,752
3,400	Iida Group Holdings Co., Ltd.	60,499
302,920	Inpex Corp.	2,965,868
1,624	Invincible Investment Corp., REIT	965,333
7,200	Isetan Mitsukoshi Holdings Ltd.	64,204
12,600	Isuzu Motors Ltd.	147,674
31,700	ITOCHU Corp.	692,341
2,400	Itochu Techno-Solutions Corp.	64,095
5,100	J Front Retailing Co., Ltd.	67,090
2,800	Japan Airlines Co., Ltd.	87,030
1,000	Japan Airport Terminal Co., Ltd.	52,067
12,000	Japan Exchange Group Inc.	204,311
31,500	Japan Lifeline Co., Ltd.	438,899
9,900	Japan Post Bank Co., Ltd.	95,971
37,100	Japan Post Holdings Co., Ltd.	349,035
5,400	Japan Post Insurance Co., Ltd.	92,997
20	Japan Prime Realty Investment Corp., REIT	90,980
33	Japan Real Estate Investment Corp., REIT	224,482
62	Japan Retail Fund Investment Corp., REIT	141,124
28,300	Japan Tobacco Inc.	645,039
8,700	JCR Pharmaceuticals Co., Ltd.	742,476
11,400	JFE Holdings Inc.	145,527
151,089	JGC Holdings Corp.	2,199,950
152,764	JSR Corp.	2,707,758
4,900	JTEKT Corp.	61,000
75,350	JXTG Holdings Inc.	335,841
10,300	Kajima Corp.	135,987

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 20.3% - (continued)
3,200	Kakaku.com Inc.	$77,215
2,600	Kamigumi Co., Ltd.	57,789
20,000	Kanamoto Co., Ltd.	570,788
16,600	Kansai Electric Power Co., Inc. (The)	189,437
3,800	Kansai Paint Co., Ltd.	95,871
11,500	Kao Corp.	905,173
3,000	Kawasaki Heavy Industries Ltd.	67,487
302,000	KDDI Corp.	8,668,055
2,400	Keihan Holdings Co., Ltd.	117,403
5,300	Keikyu Corp.	109,114
2,300	Keio Corp.	147,633
3,200	Keisei Electric Railway Co., Ltd.	131,966
104	Kenedix Realty Investment Corp., REIT, Class A Shares	786,590
24,200	Keyence Corp.	8,289,203
3,300	Kikkoman Corp.	166,052
4,000	Kintetsu Group Holdings Co., Ltd.	226,360
19,400	Kirin Holdings Co., Ltd.	429,885
1,300	Kobayashi Pharmaceutical Co., Ltd.	106,775
39,800	Koito Manufacturing Co., Ltd.	2,055,229
21,800	Komatsu Ltd.	512,134
2,100	Konami Holdings Corp.	92,382
10,600	Konica Minolta Inc.	69,537
800	Kose Corp.	127,404
193,300	Kubota Corp.	2,986,933
19,500	Kumagai Gumi Co., Ltd.	576,065
7,700	Kuraray Co., Ltd.	93,219
2,300	Kurita Water Industries Ltd.	64,388
7,600	Kyocera Corp.	517,824
6,100	Kyowa Hakko Kirin Co., Ltd.	129,603
9,700	Kyushu Electric Power Co., Inc.	85,509
4,100	Kyushu Railway Co.	139,634
15,500	Lasertec Corp.	1,338,338
1,400	Lawson Inc.	76,303
1,300	LINE Corp.*	60,897
5,300	Lion Corp.	106,943
6,400	LIXIL Group Corp.	108,305
10,500	M3 Inc.	289,088
53,000	Maeda Corp.	476,157
10,600	Makino Milling Machine Co., Ltd.	524,042
54,800	Makita Corp.	1,815,832
5,400	Mani Inc.	143,335
36,900	Marubeni Corp.	272,784
4,700	Marui Group Co., Ltd.	113,238
1,100	Maruichi Steel Tube Ltd.	31,705
19,900	Matsumotokiyoshi Holdings Co., Ltd.	760,761
14,400	Mazda Motor Corp.	127,857
1,500	McDonald’s Holdings Co. Japan Ltd.	74,141
21,610	Mebuki Financial Group Inc.	55,950
4,700	Medipal Holdings Corp.	100,916
2,800	MEIJI Holdings Co., Ltd.	190,454
1,900	Mercari Inc.*	41,906
8,800	MINEBEA MITSUMI Inc.	171,126
7,100	MISUMI Group Inc.	176,125
30,200	Mitsubishi Chemical Holdings Corp.	224,274
31,800	Mitsubishi Corp.	833,444
43,000	Mitsubishi Electric Corp.	594,885
128,200	Mitsubishi Estate Co., Ltd.	2,352,211
3,700	Mitsubishi Gas Chemical Co., Inc.	57,974
58,286	Mitsubishi Heavy Industries Ltd.	2,232,701
2,400	Mitsubishi Materials Corp.	64,208
293,300	Mitsubishi Motors Corp.	1,315,029

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 20.3% - (continued)
6,000	Mitsubishi Tanabe Pharma Corp.	$109,918
292,700	Mitsubishi UFJ Financial Group Inc.	1,547,792
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	66,234
39,000	Mitsui & Co., Ltd.	691,772
4,700	Mitsui Chemicals Inc.	112,852
21,000	Mitsui Fudosan Co., Ltd.	522,973
2,400	Mitsui OSK Lines Ltd.	63,045
1,881,387	Mizuho Financial Group Inc.	2,910,986
2,700	MonotaRO Co., Ltd.	76,090
11,700	MS&AD Insurance Group Holdings Inc.	378,956
75,800	Murata Manufacturing Co., Ltd.	4,399,440
64,700	Nabtesco Corp.	1,990,682
4,400	Nagoya Railroad Co., Ltd.	140,204
5,700	NEC Corp.	228,042
60,100	NET One Systems Co., Ltd.	1,690,397
108,900	Nexon Co., Ltd.*	1,486,313
5,800	NGK Insulators Ltd.	95,764
3,800	NGK Spark Plug Co., Ltd.	76,204
2,100	NH Foods Ltd.	88,039
29,500	Nidec Corp.	4,371,245
134,610	Nikon Corp.	1,849,051
11,700	Nintendo Co., Ltd.	4,527,205
142	Nippon Accommodations Fund Inc., REIT, Class A Shares	892,570
31	Nippon Building Fund Inc., REIT	232,608
1,800	Nippon Express Co., Ltd.	114,312
3,300	Nippon Paint Holdings Co., Ltd.	176,278
49	Nippon Prologis REIT Inc.	131,402
1,100	Nippon Shinyaku Co., Ltd.	99,385
19,600	Nippon Steel Corp.	287,934
122,100	Nippon Suisan Kaisha Ltd.	733,832
15,200	Nippon Telegraph & Telephone Corp.	767,559
77,599	Nippon Television Holdings Inc.	1,020,806
3,300	Nippon Yusen KK	56,751
3,200	Nissan Chemical Corp.	126,923
351,000	Nissan Motor Co., Ltd.	2,179,042
4,800	Nisshin Seifun Group Inc.	90,244
1,400	Nissin Foods Holdings Co., Ltd.	104,980
24,800	Nitori Holdings Co., Ltd.	3,888,001
33,810	Nitto Denko Corp.	1,899,650
582,400	Nomura Holdings Inc.	2,991,050
2,700	Nomura Real Estate Holdings Inc.	65,304
99	Nomura Real Estate Master Fund Inc., REIT	180,609
8,580	Nomura Research Institute Ltd.	181,176
178,900	North Pacific Bank Ltd.	391,223
9,400	NSK Ltd.	91,033
14,900	NTT Data Corp.	203,385
32,200	NTT DOCOMO Inc.	883,996
14,700	Obayashi Corp.	156,000
1,500	Obic Co., Ltd.	199,315
6,900	Odakyu Electric Railway Co., Ltd.	169,785
19,200	Oji Holdings Corp.	109,816
28,300	Olympus Corp.	420,360
4,500	Omron Corp.	264,849
8,800	Ono Pharmaceutical Co., Ltd.	197,593
30,600	Open House Co., Ltd.	819,897
800	Oracle Corp. Japan	73,682
4,700	Oriental Land Co., Ltd.	650,671
146,400	ORIX Corp.	2,399,895
65	Orix JREIT Inc.	142,887
8,600	Osaka Gas Co., Ltd.	161,388
2,500	Otsuka Corp.	100,296

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 20.3% - (continued)
9,400	Otsuka Holdings Co., Ltd.	$410,602
17,600	PALTAC Corp.	872,742
10,800	Pan Pacific International Holdings Corp.	175,112
52,000	Panasonic Corp.	490,883
3,200	Park24 Co., Ltd.	77,370
126,000	Penta-Ocean Construction Co., Ltd.	727,406
2,400	PeptiDream Inc.*	110,410
4,200	Persol Holdings Co., Ltd.	77,375
2,800	Pigeon Corp.	130,377
2,000	Pola Orbis Holdings Inc.	49,355
43,300	Pressance Corp.	695,210
20,300	Rakuten Inc.	176,019
125,500	Recruit Holdings Co., Ltd.	4,548,282
16,700	Renesas Electronics Corp.*	108,796
62,600	Rengo Co., Ltd.	464,958
602,500	Resona Holdings Inc.	2,558,310
9,700	Resorttrust Inc.	162,951
16,800	Ricoh Co., Ltd.	173,233
800	Rinnai Corp.	61,475
2,400	Rohm Co., Ltd.	202,708
6,000	Ryohin Keikaku Co., Ltd.	136,826
1,300	Sankyo Co., Ltd.	43,935
11,700	Sankyu Inc.	603,535
167,400	Santen Pharmaceutical Co., Ltd.	3,138,399
54,300	Sanwa Holdings Corp.	596,614
11,400	Sawai Pharmaceutical Co., Ltd.	673,320
6,000	SBI Holdings Inc.	124,793
4,900	Secom Co., Ltd.	417,045
3,800	Sega Sammy Holdings Inc.	54,821
5,400	Seibu Holdings Inc.	95,231
6,900	Seiko Epson Corp.	105,153
47,200	Seino Holdings Co., Ltd.	647,071
108,400	Sekisui Chemical Co., Ltd.	1,889,759
14,600	Sekisui House Ltd.	315,720
17,800	Seven & i Holdings Co., Ltd.	663,812
11,300	Seven Bank Ltd.	35,026
3,700	SG Holdings Co., Ltd.	88,774
4,700	Sharp Corp.	71,181
27,100	Shiga Bank Ltd. (The)	674,472
5,000	Shimadzu Corp.	151,169
24,666	Shimamura Co., Ltd.	1,980,256
1,700	Shimano Inc.	275,164
14,200	Shimizu Corp.	136,138
8,600	Shin-Etsu Chemical Co., Ltd.	921,537
4,700	Shinsei Bank Ltd.	74,068
6,300	Shionogi & Co., Ltd.	370,998
16,400	Ship Healthcare Holdings Inc.	681,648
9,400	Shiseido Co., Ltd.	678,919
9,600	Shizuoka Bank Ltd. (The)	73,170
3,400	Showa Denko KK	90,979
5,800	SMC Corp.	2,633,454
39,500	Softbank Corp.	536,440
37,200	SoftBank Group Corp.	1,445,590
1,600	Sohgo Security Services Co., Ltd.	83,257
75,000	Sompo Holdings Inc.	2,961,387
87,000	Sony Corp.	5,503,369
3,600	Sony Financial Holdings Inc.	83,652
2,200	Square Enix Holdings Co., Ltd.	108,743
3,200	Stanley Electric Co., Ltd.	88,749
21,600	Starts Corp., Inc.	524,146
14,300	Subaru Corp.	374,938

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 20.3% - (continued)
5,600	SUMCO Corp.	$86,904
11,000	Sumitomo Bakelite Co., Ltd.	434,966
34,500	Sumitomo Chemical Co., Ltd.	155,950
28,000	Sumitomo Corp.	422,275
3,900	Sumitomo Dainippon Pharma Co., Ltd.	73,860
17,800	Sumitomo Electric Industries Ltd.	266,180
2,500	Sumitomo Heavy Industries Ltd.	71,636
5,400	Sumitomo Metal Mining Co., Ltd.	163,860
216,135	Sumitomo Mitsui Financial Group Inc.	7,886,784
68,311	Sumitomo Mitsui Trust Holdings Inc.	2,616,914
7,800	Sumitomo Realty & Development Co., Ltd.	272,055
3,500	Sumitomo Rubber Industries Ltd.	44,547
1,700	Sundrug Co., Ltd.	59,643
3,200	Suntory Beverage & Food Ltd.	138,955
9,800	Sushiro Global Holdings Ltd.	770,015
1,800	Suzuken Co., Ltd.	78,796
45,300	Suzuki Motor Corp.	2,009,917
3,900	Sysmex Corp.	270,638
321,555	T&D Holdings Inc.	3,791,738
2,700	Taiheiyo Cement Corp.	78,170
5,000	Taisei Corp.	196,476
1,000	Taisho Pharmaceutical Holdings Co., Ltd.	73,910
2,800	Taiyo Nippon Sanso Corp.	62,408
21,700	Taiyo Yuden Co., Ltd.(b)	569,485
33,600	Takasago Thermal Engineering Co., Ltd.	583,451
446,094	Takeda Pharmaceutical Co., Ltd.	18,159,943
3,000	TDK Corp.	316,054
4,100	Teijin Ltd.	77,221
66,700	Terumo Corp.	2,344,005
51,300	THK Co., Ltd.	1,444,382
25,800	TIS Inc.	1,532,186
4,300	Tobu Railway Co., Ltd.	157,459
72,200	Toda Corp.	442,760
2,700	Toho Co., Ltd.	109,652
1,800	Toho Gas Co., Ltd.	68,074
10,600	Tohoku Electric Power Co., Inc.	105,174
52,700	Tokai Carbon Co., Ltd.(b)	518,115
15,300	Tokio Marine Holdings Inc.	832,884
1,200	Tokyo Century Corp.	64,231
37,000	Tokyo Electric Power Co. Holdings Inc.*	162,265
3,800	Tokyo Electron Ltd.	786,850
9,000	Tokyo Gas Co., Ltd.	217,611
79,700	Tokyo Steel Manufacturing Co., Ltd.	609,456
11,800	Tokyu Corp.	232,950
14,800	Tokyu Fudosan Holdings Corp.	101,649
44,800	Tomy Co., Ltd.	545,741
6,800	Toppan Printing Co., Ltd.	135,433
32,700	Toray Industries Inc.	216,559
11,900	Toshiba Corp.	427,533
6,600	Tosoh Corp.	98,461
3,500	TOTO Ltd.	153,433
3,700	Toyo Seikan Group Holdings Ltd.	64,469
2,000	Toyo Suisan Kaisha Ltd.	86,249
35,200	Toyo Tire Corp.	507,532
1,200	Toyoda Gosei Co., Ltd.	28,079
3,600	Toyota Industries Corp.	211,809
106,300	Toyota Motor Corp.	7,426,071
5,300	Toyota Tsusho Corp.	185,483
3,100	Trend Micro Inc.	167,574
800	Tsuruha Holdings Inc.	95,331
9,500	Unicharm Corp.	311,830

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 20.3% - (continued)
72	United Urban Investment Corp., REIT	$140,138
5,000	USS Co., Ltd.	97,045
20,100	UT Group Co., Ltd.	570,415
1,300	Welcia Holdings Co., Ltd.	79,764
3,900	West Japan Railway Co.	343,625
2,800	Yakult Honsha Co., Ltd.	164,418
13,600	Yamada Denki Co., Ltd.	67,900
3,400	Yamaha Corp.	187,708
7,000	Yamaha Motor Co., Ltd.	146,515
7,100	Yamato Holdings Co., Ltd.	121,557
20,000	Yamato Kogyo Co., Ltd.	493,094
3,100	Yamazaki Baking Co., Ltd.	56,855
5,600	Yaskawa Electric Corp.	206,160
5,400	Yokogawa Electric Corp.	98,827
2,400	Yokohama Rubber Co., Ltd. (The)	49,531
809,673	Z Holdings Corp.	2,793,417
25,100	Zenkoku Hosho Co., Ltd.	1,009,463
2,800	ZOZO Inc.	55,745

	Total Japan	286,806,519

Jordan - 0.1%
31,709	Hikma Pharmaceuticals PLC	785,202

Luxembourg - 0.1%
15,653	ArcelorMittal SA	267,282
22,113	Aroundtown SA	192,044
282	Eurofins Scientific SE	148,019
2,461	Millicom International Cellular SA, ADR	110,078
45	RTL Group SA	2,146
8,292	SES SA, FDR, Class A Shares	109,956
10,817	Tenaris SA	114,986

	Total Luxembourg	944,511

Macau - 0.0%
57,200	Sands China Ltd.	270,589
40,000	Wynn Macau Ltd.	88,007

	Total Macau	358,596

Malaysia - 0.0%
502,900	CIMB Group Holdings Bhd	623,640

Netherlands - 4.8%
98,043	Aalberts NV	4,149,856
149,211	ABN AMRO Group NV, Dutch Certificate, GDR(d)	2,543,896
242	Adyen NV*(d)	185,497
41,976	Aegon NV	189,114
67,967	Akzo Nobel NV	6,505,275
16,115	Altice Europe NV, Class A Shares*	95,864
9,641	ASM International NV	1,070,881
46,756	ASML Holding NV	12,706,316
23,384	ASR Nederland NV	868,623
24,525	Boskalis Westminster	573,000
13,248	Euronext NV(d)	1,000,178
2,541	EXOR NV	194,460
2,715	Heineken Holding NV	260,139
27,167	Heineken NV	2,813,250
637,403	ING Groep NV	7,326,936
26,593	Intertrust NV(d)	499,751
27,895	Koninklijke Ahold Delhaize NV	718,289
4,275	Koninklijke DSM NV	547,311
84,184	Koninklijke KPN NV	259,222
79,712	Koninklijke Philips NV	3,698,891
1,803	Koninklijke Vopak NV	96,153
7,430	NN Group NV	284,987

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 4.8% - (continued)
6,754	NXP Semiconductors NV	$780,627
370,722	PostNL NV	784,395
11,499	Prosus NV*	783,495
5,440	QIAGEN NV*	232,907
2,751	Randstad NV	160,092
102,787	Royal Dutch Shell PLC, Class A Shares	2,938,631
456,409	Royal Dutch Shell PLC, Class B Shares	12,921,024
30,666	SBM Offshore NV	516,369
8,629	TKH Group NV, Dutch Certificate	446,616
423,142	VEON Ltd., ADR	1,117,095
6,592	Wolters Kluwer NV	473,014

	Total Netherlands	67,742,154

New Zealand - 0.5%
17,112	a2 Milk Co., Ltd.*	170,364
23,247	Auckland International Airport Ltd.	134,718
13,107	Fisher & Paykel Healthcare Corp., Ltd.	185,817
17,979	Fletcher Building Ltd.	60,305
17,295	Mercury NZ Ltd.	53,144
32,042	Meridian Energy Ltd.	96,847
10,257	Ryman Healthcare Ltd.	99,250
40,746	Spark New Zealand Ltd.	118,715
116,786	Summerset Group Holdings Ltd.	577,090
97,603	Xero Ltd.*	5,382,910

	Total New Zealand	6,879,160

Norway - 0.6%
2,770	Aker BP ASA	79,283
171,674	DNB ASA	2,878,506
23,603	Equinor ASA	434,486
41,208	FLEX LNG Ltd.*(b)	390,216
4,664	Gjensidige Forsikring ASA	87,739
10,336	Mowi ASA	256,288
1,210,551	Norsk Hydro ASA	4,274,051
19,484	Orkla ASA	188,631
2,325	Schibsted ASA, Class B Shares	59,915
17,322	Telenor ASA	315,784
4,185	Yara International ASA	157,563

	Total Norway	9,122,462

Portugal - 0.0%
60,317	EDP - Energias de Portugal SA	243,836
11,758	Galp Energia SGPS SA	191,308
5,728	Jeronimo Martins SGPS SA	91,440

	Total Portugal	526,584

Russia - 0.3%
12,906	Evraz PLC	61,780
277,583	Gazprom PJSC, ADR	2,204,385
13,865	LUKOIL PJSC, ADR	1,321,057
88,977	Sberbank of Russia PJSC, ADR	1,299,064

	Total Russia	4,886,286

Singapore - 0.5%
67,976	Ascendas Real Estate Investment Trust, REIT	148,167
60,619	CapitaLand Commercial Trust, REIT	89,069
59,500	CapitaLand Ltd.	160,017
62,700	CapitaLand Mall Trust, REIT	115,499
12,100	City Developments Ltd.	91,629
55,500	ComfortDelGro Corp., Ltd.	95,331
42,300	DBS Group Holdings Ltd.	780,563
878,500	Frasers Logistics & Industrial Trust, REIT(a)	794,270
130,900	Genting Singapore Ltd.	88,498
2,200	Jardine Cycle & Carriage Ltd.	49,360
33,900	Keppel Corp., Ltd.	166,488
54,400	Mapletree Commercial Trust, REIT	93,852

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 0.5% - (continued)
366,200	Oversea-Chinese Banking Corp., Ltd.	$2,884,862
16,300	SATS Ltd.	59,406
23,300	Sembcorp Industries Ltd.	37,289
13,700	Singapore Airlines Ltd.	92,030
17,600	Singapore Exchange Ltd.	113,983
29,400	Singapore Press Holdings Ltd.	47,271
38,700	Singapore Technologies Engineering Ltd.	116,974
192,400	Singapore Telecommunications Ltd.	475,772
47,800	Suntec Real Estate Investment Trust, REIT	64,289
29,703	United Overseas Bank Ltd.	560,525
12,071	UOL Group Ltd.	68,459
7,000	Venture Corp., Ltd.	81,174
48,900	Wilmar International Ltd.	146,411

	Total Singapore	7,421,188

South Africa - 0.3%
5,032	Anglo American Platinum Ltd.	416,197
251,832	Gold Fields Ltd., ADR	1,347,301
99,308	Impala Platinum Holdings Ltd.*	763,172
166,562	MTN Group Ltd.	1,049,387

	Total South Africa	3,576,057

South Korea - 2.0%
12,500	AfreecaTV Co., Ltd.(b)	717,272
11,300	Douzone Bizon Co., Ltd.	682,843
6,091	F&F Co., Ltd.	570,039
3,069	GS Home Shopping Inc.	389,007
61,512	KB Financial Group Inc.	2,399,472
20,775	Korea United Pharm Inc.(b)	327,917
203,767	KT Corp., ADR	2,292,379
8,035	Maeil Dairies Co., Ltd.	571,359
41,856	Partron Co., Ltd.	420,178
200,766	Samsung Electronics Co., Ltd.	8,570,887
28,096	Samsung Engineering Co., Ltd.*	447,407
7,238	Samsung SDI Co., Ltd.	1,415,060
18,036	SFA Engineering Corp.	651,034
57,329	Shinhan Financial Group Co., Ltd.	2,113,823
6,995	SK Innovation Co., Ltd.	868,036
23,523	SK Telecom Co., Ltd.	4,880,914
21,765	SL Corp.	345,386
14,707	Soulbrain Co., Ltd.	876,276

	Total South Korea	28,539,289

Spain - 2.4%
6,169	ACS Actividades de Construccion y Servicios SA	239,949
1,591	Aena SME SA(d)	292,054
34,476	Almirall SA	585,270
43,378	Amadeus IT Group SA	3,450,139
31,549	Applus Services SA	380,401
647,131	Banco Bilbao Vizcaya Argentaria SA	3,392,934
144,283	Banco de Sabadell SA	159,927
397,602	Banco Santander SA	1,547,586
30,062	Bankia SA	58,187
70,480	Bankinter SA	492,490
1,857,350	CaixaBank SA	5,475,540
5,930	Cellnex Telecom SA(d)	254,671
26,190	Cia de Distribucion Integral Logista Holdings SA	590,700
4,365	Enagas SA	108,691
7,485	Endesa SA	203,494
11,650	Ferrovial SA	345,751
162,234	Grifols SA(b)	5,541,912
144,422	Iberdrola SA	1,420,235
94,492	Industria de Diseno Textil SA	2,938,982
24,538	Mapfre SA	69,132

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Spain - 2.4% - (continued)
36,589	Masmovil Ibercom SA*	$824,173
53,715	Merlin Properties Socimi SA, REIT	767,209
7,074	Naturgy Energy Group SA	183,863
685,655	Prosegur Cash SA(d)	1,096,890
288,838	Prosegur Cia de Seguridad SA	1,189,872
10,304	Red Electrica Corp. SA	201,482
34,242	Repsol SA	539,438
5,851	Siemens Gamesa Renewable Energy SA	93,329
110,118	Telefonica SA	842,144

	Total Spain	33,286,445

Sweden - 1.7%
7,529	Alfa Laval AB	185,123
122,347	Assa Abloy AB, Class B Shares	2,903,232
123,167	Atlas Copco AB, Class A Shares	4,509,927
9,196	Atlas Copco AB, Class B Shares	297,085
7,013	Boliden AB	180,689
61,498	Dometic Group AB(d)	615,575
5,469	Electrolux AB, Series B	140,451
12,068	Embracer Group AB, Class B Shares*	85,388
220,285	Epiroc AB, Class A Shares	2,570,582
8,971	Epiroc AB, Class B Shares	100,804
14,292	Essity AB, Class B Shares	449,034
32,917	Evolution Gaming Group AB(d)	869,216
18,931	Hennes & Mauritz AB, Class B Shares(b)	365,251
6,357	Hexagon AB, Class B Shares	359,168
11,408	Husqvarna AB, Class B Shares	89,016
2,345	ICA Gruppen AB	102,350
3,795	Industrivarden AB, Class C Shares	87,975
10,733	Investor AB, Class B Shares	567,084
5,573	Kinnevik AB, Class B Shares	127,571
1,730	L E Lundbergforetagen AB, Class B Shares	68,517
19,379	Loomis AB, Class B Shares	808,940
4,260	Lundin Petroleum AB	131,436
55,357	Peab AB, Class B Shares	474,094
72,277	Resurs Holding AB(d)	416,180
26,604	Sandvik AB	483,407
7,108	Securitas AB, Class B Shares	117,806
38,099	Skandinaviska Enskilda Banken AB, Class A Shares	326,680
7,794	Skanska AB, Class B Shares	172,164
8,841	SKF AB, Class B Shares	168,705
11,158	Stillfront Group AB*	400,228
35,728	Svenska Handelsbanken AB, Class A Shares	350,538
21,341	Swedbank AB, Class A Shares	277,685
49,627	Swedish Match AB	2,376,639
11,676	Tele2 AB, Class B Shares	172,230
72,401	Telefonaktiebolaget LM Ericsson, Class B Shares	653,355
64,557	Telia Co. AB	279,299
35,001	Volvo AB, Class B Shares	540,401
64,184	Wihlborgs Fastigheter AB	1,074,868

	Total Sweden	23,898,693

Switzerland - 9.7%
337,846	ABB Ltd., Class Registered Shares	7,378,614
70,957	Adecco Group AG, Class Registered Shares	4,383,636
9,809	Alcon Inc.*	541,247
780,998	Aryzta AG*	823,693
1,150	Baloise Holding AG, Class Registered Shares	199,784
1,961	Barry Callebaut AG, Class Registered Shares	3,940,167
1,597	Bucher Industries AG, Class Registered Shares	511,452
4,554	Cembra Money Bank AG	473,592
27	Chocoladefabriken Lindt & Spruengli AG	205,859
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	170,591

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 9.7% - (continued)
82,163	Cie Financiere Richemont SA, Class Registered Shares	$6,248,805
5,107	Clariant AG, Class Registered Shares*	105,465
34,922	Coca-Cola HBC AG	1,164,629
60,233	Credit Suisse Group AG, Class Registered Shares*	788,512
1,101	Dufry AG, Class Registered Shares*	107,406
211	EMS-Chemie Holding AG, Class Registered Shares	130,872
411	Forbo Holding AG, Class Registered Shares	679,211
873	Geberit AG, Class Registered Shares	468,279
507	Georg Fischer AG, Class Registered Shares	496,309
218	Givaudan SA, Class Registered Shares	640,396
262,189	Glencore PLC*	826,314
3,443	Helvetia Holding AG, Class Registered Shares	469,770
71,809	Julius Baer Group Ltd.*	3,378,246
1,269	Kuehne + Nagel International AG, Class Registered Shares	206,234
71,898	LafargeHolcim Ltd., Class Registered Shares*	3,704,518
35,427	Logitech International SA, Class Registered Shares	1,547,014
18,084	Lonza Group AG, Class Registered Shares*	6,138,415
141,670	Nestlé SA, Class Registered Shares	14,719,608
171,029	Novartis AG, Class Registered Shares	15,763,210
875	Pargesa Holding SA	69,003
440	Partners Group Holding AG	370,835
7,489	PSP Swiss Property AG, Class Registered Shares	974,133
69,998	Roche Holding AG	21,561,000
10,824	Schindler Holding AG	2,695,816
512	Schindler Holding AG, Class Registered Shares	122,377
126	SGS SA, Class Registered Shares	327,691
25,498	Sika AG, Class Registered Shares	4,434,843
1,350	Sonova Holding AG, Class Registered Shares	308,170
221,203	STMicroelectronics NV	5,426,050
2,641	Straumann Holding AG, Class Registered Shares	2,539,349
6,232	Sulzer AG, Class Registered Shares	667,590
688	Swatch Group AG (The)	192,387
1,423	Swatch Group AG (The), Class Registered Shares	75,756
4,508	Swiss Life Holding AG, Class Registered Shares	2,233,815
1,756	Swiss Prime Site AG, Class Registered Shares*	185,241
7,182	Swiss Re AG	777,512
629	Swisscom AG, Class Registered Shares	325,528
24,702	Temenos AG, Class Registered Shares*	3,741,935
585,082	UBS Group AG, Class Registered Shares*	7,084,528
25,322	VAT Group AG*(d)	3,661,239
1,051	Vifor Pharma AG	187,296
12,777	Vontobel Holding AG, Class Registered Shares	820,701
16,795	Wizz Air Holdings PLC*(d)	857,134
3,567	Zurich Insurance Group AG	1,398,549

	Total Switzerland	137,250,326

Taiwan - 0.4%
3,336,000	Innolux Corp.	864,312
3,442,881	Shin Kong Financial Holding Co., Ltd.*	1,133,106
432,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,334,175

	Total Taiwan	6,331,593

Thailand - 0.2%
697,900	CP ALL PCL	1,739,261
285,800	Kasikornbank PCL, NVDR	1,466,192

	Total Thailand	3,205,453

Turkey - 0.1%
559,149	Türkiye Garanti Bankasi AS*	980,994

United Arab Emirates - 0.0%
1,976	NMC Health PLC	64,061

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 15.2%
22,475	3i Group PLC	$310,933
4,561	Admiral Group PLC	126,132
42,811	Aggreko PLC	458,699
142,825	Anglo American PLC	3,744,565
134,287	Ashmore Group PLC	826,367
11,077	Ashtead Group PLC	336,145
8,395	Associated British Foods PLC	278,855
76,106	AstraZeneca PLC	7,346,370
19,077	Atlantica Yield PLC	494,476
120,345	Auto Trader Group PLC(d)	874,417
94,846	Avast PLC(d)	549,021
14,135	AVEVA Group PLC	832,678
754,206	Aviva PLC	3,932,569
92,493	B&M European Value Retail SA	452,298
179,649	Babcock International Group PLC	1,370,403
75,328	BAE Systems PLC	558,253
805,292	Balfour Beatty PLC	2,298,629
3,352,486	Barclays PLC	7,429,283
23,705	Barratt Developments PLC	204,409
64,888	Beazley PLC	446,379
11,278	Bellway PLC	486,985
2,788	Berkeley Group Holdings PLC	165,349
26,210	Blue Prism Group PLC*(b)	383,264
1,950,298	BP PLC	12,121,816
232,791	British American Tobacco PLC	9,229,157
183,693	British Land Co. PLC (The), REIT	1,367,320
122,588	Britvic PLC	1,535,991
1,144,376	BT Group PLC, Class A Shares	2,834,013
116,469	Bunzl PLC	3,196,094
94,990	Burberry Group PLC	2,577,981
237,071	Cairn Energy PLC*	551,370
1,452,120	Centrica PLC	1,506,198
242,019	Cineworld Group PLC	650,058
53,280	Clinigen Group PLC	600,092
23,927	CNH Industrial NV	256,221
378,265	Coats Group PLC	352,954
476,554	Cobham PLC	974,805
5,747	Coca-Cola European Partners PLC	289,994
37,376	Compass Group PLC	914,966
40,313	Computacenter PLC	788,357
13,334	Cranswick PLC	539,563
3,028	Croda International PLC	194,955
153,409	Diageo PLC	6,272,023
34,500	Direct Line Insurance Group PLC	136,191
4,184	easyJet PLC	72,356
72,005	Electrocomponents PLC	608,209
29,535	Ferguson PLC	2,566,181
25,391	Fiat Chrysler Automobiles NV	375,514
39,416	G4S PLC	106,504
266,087	GlaxoSmithKline PLC	6,051,145
8,946	Halma PLC	243,420
6,621	Hargreaves Lansdown PLC	158,457
955,163	HSBC Holdings PLC	7,121,891
22,546	Imperial Brands PLC	496,314
30,398	Informa PLC	310,991
4,055	InterContinental Hotels Group PLC	262,738
47,766	Intermediate Capital Group PLC	944,563
36,106	Intertek Group PLC	2,574,631
80,684	ITV PLC	151,283
944,000	J Sainsbury PLC	2,615,816
214,014	JD Sports Fashion PLC	2,104,527

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 15.2% - (continued)
107,390	Johnson Matthey PLC	$3,989,532
781,388	Kingfisher PLC	2,120,316
125,292	Land Securities Group PLC, REIT	1,552,714
796,809	Legal & General Group PLC	2,893,293
28,991	Linde PLC	5,969,107
16,249	LivaNova PLC*	1,361,016
8,258,578	Lloyds Banking Group PLC	6,507,162
7,565	London Stock Exchange Group PLC	672,153
218,237	LondonMetric Property PLC, REIT	656,313
183,199	M&G PLC*	559,201
537,132	Marks & Spencer Group PLC	1,349,280
101,639	Meggitt PLC	844,839
988,236	Melrose Industries PLC	2,931,912
145,743	Micro Focus International PLC	2,134,096
11,496	Mondi PLC	248,973
136,913	National Express Group PLC	820,897
82,500	National Grid PLC	950,027
45,890	Next PLC	4,010,534
26,625	Nomad Foods Ltd.*	559,125
91,908	Ocado Group PLC*	1,573,715
138,581	OneSavings Bank PLC	693,282
18,414	Pearson PLC	153,782
7,437	Persimmon PLC	245,732
713,356	Prudential PLC	12,691,540
16,672	Reckitt Benckiser Group PLC	1,307,878
67,614	Redrow PLC	578,005
97,982	RELX PLC	2,376,300
43,580	Rentokil Initial PLC	250,689
8,748	Rio Tinto Ltd.	573,476
26,862	Rio Tinto PLC	1,463,419
669,270	Rolls-Royce Holdings PLC*	6,150,875
117,215	Royal Bank of Scotland Group PLC	342,742
24,076	RSA Insurance Group PLC	171,654
114,867	Safestore Holdings PLC, REIT	1,123,051
26,087	Sage Group PLC (The)	254,100
2,999	Schroders PLC	127,913
25,556	Segro PLC, REIT	294,842
5,464	Severn Trent PLC	158,490
99,576	Smith & Nephew PLC	2,223,613
9,315	Smiths Group PLC	199,859
1,735	Spirax-Sarco Engineering PLC	200,154
247,719	SSE PLC	4,164,814
12,388	St. James’s Place PLC	174,310
419,006	Standard Chartered PLC	3,778,070
59,337	Standard Life Aberdeen PLC	243,166
148,413	Stock Spirits Group PLC	368,545
102,027	Tate & Lyle PLC	964,737
75,735	Taylor Wimpey PLC	170,569
106,759	TechnipFMC PLC	1,999,808
230,784	Tesco PLC	684,479
92,024	Trainline PLC*(d)	555,243
35,191	Unilever NV	2,084,779
96,036	Unilever PLC	5,694,914
65,646	UNITE Group PLC (The), REIT	1,061,592
15,883	United Utilities Group PLC	175,302
88,026	Vesuvius PLC	516,330
2,781,551	Vodafone Group PLC	5,528,327
98,540	Weir Group PLC (The)	1,776,663
50,195	Whitbread PLC	2,982,587
56,955	WM Morrison Supermarkets PLC	146,058
29,635	WPP PLC	382,343

	Total United Kingdom	214,299,375

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United States - 0.7%
864		Booking Holdings Inc.*	$1,645,082
20,120		Carnival Corp.	907,010
3,951		Carnival PLC	165,847
18,305		EPAM Systems Inc.*	3,877,914
1		International Flavors & Fragrances Inc.	101
16,366		ResMed Inc.	2,448,354
511,500		Samsonite International SA(d)	1,137,137

		Total United States	10,181,445

		TOTAL COMMON STOCKS (Cost - $1,209,154,208)	1,375,029,817

PREFERRED STOCKS - 0.9%
Germany - 0.9%
1,426		Bayerische Motoren Werke AG, Class Preferred Shares	87,974
1,510		FUCHS PETROLUB SE, Class Preferred Shares	65,218
4,198		Henkel AG & Co. KGaA, Class Preferred Shares	443,388
3,608		Porsche Automobil Holding SE, Class Preferred Shares	267,005
833		Sartorius AG, Class Preferred Shares	175,558
57,374		Volkswagen AG, Class Preferred Shares	11,090,528

		Total Germany	12,129,671

		TOTAL PREFERRED STOCKS (Cost - $8,202,691)	12,129,671

CLOSED END MUTUAL FUND SECURITY - 0.0%
United States - 0.0%
16,016		Vanguard FTSE Developed Markets ETF, Common Class (Cost - $618,176)	688,208

RIGHTS - 0.0%
Australia - 0.0%
33,156		Saracen Mineral Holdings Ltd.*(a)#	—
Faroe Island - 0.0%
232		Bakkafrost PF*(a)	2,969
United Kingdom - 0.0%
29,265,108		Rolls-Royce Holdings PLC*(a)	37,852

		TOTAL RIGHTS (Cost - $0)	40,821

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,217,975,075)	1,387,888,517

Face Amount†
SHORT-TERM INVESTMENTS (f) - 2.5%
MONEY MARKET FUND - 1.2%
$16,507,334		Invesco STIT - Government & Agency Portfolio, 1.518%, Institutional Class(g) (Cost - $16,507,334)	16,507,334

TIME DEPOSITS - 1.3%
5,983,730		Banco Santander SA - Frankfurt, 0.920% due 12/2/19	5,983,730
122,301		Barclays Bank PLC - London, 0.920% due 12/2/19	122,301
		BBH - Grand Cayman:
217,612	CHF	(1.530)% due 12/2/19	217,656
172,891	DKK	(1.000)% due 12/2/19	25,492
6,991	EUR	(0.670)% due 12/2/19	7,702
324,519	SEK	(0.550)% due 12/2/19	33,887
214,829	AUD	0.320% due 12/2/19	145,321
7,587	NZD	0.350% due 12/2/19	4,873
2,671	GBP	0.370% due 12/2/19	3,454
23,373	SGD	0.650% due 12/2/19	17,090
208,044	NOK	0.670% due 12/2/19	22,560
2,290	CAD	0.830% due 12/2/19	1,724
93,870	HKD	0.970% due 12/2/19	11,991
378	ZAR	5.600% due 12/2/19	26
390,964	EUR	BNP Paribas - Paris, (0.670)% due 12/2/19	430,706
101,037	GBP	Citibank - London, 0.370% due 12/2/19	130,666
6,577,442		Citibank - New York, 0.920% due 12/2/19	6,577,442
4,291,548		JPMorgan Chase & Co. - New York, 0.920% due 12/2/19	4,291,548
43,211,319	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.250)% due 12/2/19	394,949

		TOTAL TIME DEPOSITS (Cost - $18,423,118)	18,423,118

		TOTAL SHORT-TERM INVESTMENTS (Cost - $34,930,452)	34,930,452

		TOTAL INVESTMENTS - 100.6% (Cost - $1,252,905,527)	1,422,818,969

		Liabilities in Excess of Other Assets - (0.6)%	(8,314,856)

		TOTAL NET ASSETS - 100.0%	$1,414,504,113

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Security trades on the Hong Kong exchange.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019 amounts to approximately $27,496,604 and represents 1.9% of net assets.

(e)	Illiquid security.
(f)	Inclusive of all short-term holdings, including investment of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.3%.
(g)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2019, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
International Equity Fund	$1,253,905,527	$289,122,561	$(119,151,535)	$169,971,026

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials	17.1%
Industrials	16.2
Consumer Discretionary	12.1
Health Care	11.8
Information Technology	10.3
Consumer Staples	7.8
Materials	7.2
Communication Services	6.1
Energy	5.7
Real Estate	2.6
Utilities	1.8
Short-Term Investments	1.3

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At November 30, 2019, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro STOXX 50 December Futures	18	12/19	$712,458	$734,128	$21,670
FTSE 100 Index December Futures	5	12/19	467,674	476,295	8,621
SPI 200 Index December Futures	2	12/19	227,812	231,853	4,041
TOPIX Index December Futures	3	12/19	441,871	465,123	23,252

					$57,584

At November 30, 2019, International Equity Fund had deposited cash of $91,759 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.2%
Argentina - 0.0%
1,527	Banco Macro SA, ADR	$39,473
1,095	Globant SA*	117,165
1,491	Grupo Financiero Galicia SA, ADR	19,920
1,726	Telecom Argentina SA, ADR	17,916
5,996	YPF SA, ADR	57,621

	Total Argentina	252,095

Belgium - 0.0%
1,168	Titan Cement International SA*	23,733

Brazil - 6.4%
136,638	Ambev SA	581,932
246,471	Ambev SA, ADR	1,037,643
11,300	Atacadao SA	50,152
5,989	B2W Cia Digital*	79,615
59,819	B3 SA - Brasil Bolsa Balcao	673,540
37,127	Banco Bradesco SA	273,756
6,360	Banco BTG Pactual SA	105,421
465,763	Banco do Brasil SA	5,254,210
12,695	Banco Santander Brasil SA	132,098
358,015	BB Seguridade Participações SA	2,910,142
23,965	BR Malls Participações SA	88,042
16,663	BRF SA*	143,899
724,806	CCR SA	2,939,824
6,483	Centrais Eletricas Brasileiras SA	53,279
9,781	Cia de Saneamento Basico do Estado de Sao Paulo	132,470
17,041	Cia Siderurgica Nacional SA	50,502
727,206	Cielo SA	1,338,368
43,404	Cogna Educacao	104,973
4,551	Cosan SA	66,684
20,394	Embraer SA	86,616
5,411	Energisa SA	58,704
6,028	Engie Brasil Energia SA	66,522
25,170	Equatorial Energia SA	122,579
421,750	Fleury SA	2,836,114
6,472	Hapvida Participacoes e Investimentos SA(a)	85,058
9,309	Hypera SA	73,143
652,300	International Meal Co. Alimentacao SA	1,112,780
466,752	IRB Brasil Resseguros SA	4,089,167
32,529	JBS SA	218,592
21,853	Klabin SA	91,369
17,067	Localiza Rent a Car SA	181,376
21,917	Lojas Renner SA	267,876
21,161	Magazine Luiza SA	224,834
734,300	Movida Participacoes SA	2,858,783
8,820	Multiplan Empreendimentos Imobiliarios SA	60,185
12,508	Natura Cosméticos SA	97,747
9,792	Notre Dame Intermedica Participacoes SA	130,979
17,902	Petrobras Distribuidora SA	120,131
86,437	Petroleo Brasileiro SA	636,323
2,824	Porto Seguro SA	39,980
7,126	Raia Drogasil SA	189,981
363,747	Rumo SA*	2,096,750
6,835	Sul America SA	85,781
14,189	Suzano SA	129,096
26,912	TIM Participações SA	85,978
22,998	Ultrapar Participações SA	118,350
92,213	Vale SA*	1,087,457
23,056	WEG SA	165,488

	Total Brazil	33,434,289

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.2%
97,799	Aguas Andinas SA, Class A Shares	$39,983
1,144,505	Banco de Chile	116,193
1,528	Banco de Credito e Inversiones SA	68,317
1,935,679	Banco Santander Chile	103,357
42,252	Cencosud SA	53,816
2,973	Cia Cervecerias Unidas SA	27,375
252,929	Colbun SA	36,018
4,335	Empresa Nacional de Telecomunicaciones SA*	26,293
31,677	Empresas CMPC SA	68,688
12,701	Empresas COPEC SA	101,009
1,150,114	Enel Americas SA	220,720
624,617	Enel Chile SA	46,873
3,934,534	Itau CorpBanca	19,557
8,654	Latam Airlines Group SA	90,858
22,952	SACI Falabella	92,120

	Total Chile	1,111,177

China - 26.8%
30,000	3SBio Inc.*(a)	43,324
282	51job Inc., ADR*	22,171
2,762	58.com Inc., ADR*	169,918
265,988	AAC Technologies Holdings Inc.	1,866,032
6,200	AECC Aviation Power Co., Ltd., Class A Shares	17,880
42,000	Agile Group Holdings Ltd.	58,814
153,400	Agricultural Bank of China Ltd., Class A Shares	78,968
855,000	Agricultural Bank of China Ltd., Class H Shares(b)	346,375
8,210	Aier Eye Hospital Group Co., Ltd., Class A Shares	46,607
36,000	Air China Ltd., Class H Shares(b)	32,749
6,600	Aisino Corp., Class A Shares	19,379
106,159	Alibaba Group Holding Ltd., ADR*	21,231,800
1,809,750	A-Living Services Co., Ltd., (Restricted, cost - $2,673,459, acquired 4/16/18), Class H Shares(a)(b)(c)	5,838,722
31,400	Aluminum Corp. of China Ltd., Class A Shares*	14,645
120,000	Aluminum Corp. of China Ltd., Class H Shares*(b)	36,786
9,400	Anhui Conch Cement Co., Ltd., Class A Shares	61,222
450,837	Anhui Conch Cement Co., Ltd., Class H Shares(b)	2,882,956
283,000	ANTA Sports Products Ltd.	2,660,563
1,100	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	19,240
1,812	Autohome Inc., ADR*	123,307
10,200	AVIC Aircraft Co., Ltd., Class A Shares	23,063
34,799	Avic Capital Co., Ltd., Class A Shares	22,467
4,000	AVIC Jonhon Optronic Technology Co., Ltd., Class A Shares	21,910
76,000	AviChina Industry & Technology Co., Ltd., Class H Shares(b)	34,664
50,500	BAIC Motor Corp., Ltd., Class H Shares(a)(b)	28,176
22,817	Baidu Inc., ADR*	2,704,499
19,200	Bank of Beijing Co., Ltd., Class A Shares	15,181
58,930	Bank of China Ltd., Class A Shares	30,419
2,229,000	Bank of China Ltd., Class H Shares(b)	894,504
39,800	Bank of Communications Co., Ltd., Class A Shares	31,185
298,000	Bank of Communications Co., Ltd., Class H Shares(b)	195,774
16,600	Bank of Guiyang Co., Ltd., Class A Shares	21,741
17,200	Bank of Hangzhou Co., Ltd., Class A Shares	21,304
15,300	Bank of Jiangsu Co., Ltd., Class A Shares	15,013
16,600	Bank of Nanjing Co., Ltd., Class A Shares	19,522
6,800	Bank of Ningbo Co., Ltd., Class A Shares	25,696
29,640	Bank of Shanghai Co., Ltd., Class A Shares	38,735
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	23,479
83,227	Baozun Inc., ADR*(d)	3,160,129
75,000	BBMG Corp., Class H Shares(b)	20,699
7,000	BeiGene Ltd., ADR*	1,423,030

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 26.8% - (continued)
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares(b)	$51,052
25,800	Beijing Sanju Environmental Protection & New Material Co., Ltd., Class A Shares	21,720
12,300	Beijing SL Pharmaceutical Co., Ltd., Class A Shares	21,864
5,800	Beijing Tongrentang Co., Ltd., Class A Shares	21,939
23,700	Beijing Yanjing Brewery Co., Ltd., Class A Shares	20,624
5,637	BEST Inc., ADR*	33,878
72,500	BOE Technology Group Co., Ltd., Class A Shares	40,208
2,500	BYD Co., Ltd., Class A Shares	15,426
18,500	BYD Co., Ltd., Class H Shares(b)(d)	87,839
17,500	BYD Electronic International Co., Ltd.(d)	31,305
334,000	CGN Power Co., Ltd., Class H Shares(a)(b)	83,635
400	Changchun High & New Technology Industry Group Inc., Class A Shares	24,971
24,700	Changjiang Securities Co., Ltd., Class A Shares	21,916
4,400	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A Shares	24,889
35,000	China Aoyuan Group Ltd.	50,090
5,300	China Avionics Systems Co., Ltd., Class A Shares	10,310
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(b)	53,130
284,000	China CITIC Bank Corp., Ltd., Class H Shares(b)	155,293
64,000	China Coal Energy Co., Ltd., Class H Shares(b)	25,343
129,000	China Communications Construction Co., Ltd., Class H Shares(b)	100,352
82,000	China Communications Services Corp., Ltd., Class H Shares(b)	55,214
377,500	China Conch Venture Holdings Ltd.	1,468,469
21,100	China Construction Bank Corp., Class A Shares	21,304
13,527,380	China Construction Bank Corp., Class H Shares(b)	10,771,493
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	19,873
40,000	China Eastern Airlines Corp., Ltd., Class H Shares*(b)	20,290
30,812	China Everbright Bank Co., Ltd., Class A Shares	18,096
145,000	China Everbright Bank Co., Ltd., Class H Shares(b)	62,606
47,000	China Evergrande Group*	112,241
3,770	China Fortune Land Development Co., Ltd., Class A Shares	14,972
91,000	China Galaxy Securities Co., Ltd., Class H Shares(b)	46,277
45,500	China Hongqiao Group Ltd.	23,899
286,000	China Huarong Asset Management Co., Ltd., Class H Shares(a)(b)	41,645
102,000	China Huishan Dairy Holdings Co., Ltd.*(e)(f)	208
34,000	China International Capital Corp., Ltd., Class H Shares(a)(b)	58,574
3,435	China International Travel Service Corp., Ltd., Class A Shares	40,930
17,300	China Jushi Co., Ltd., Class A Shares	22,213
32,000	China Lesso Group Holdings Ltd.	33,526
4,800	China Life Insurance Co., Ltd., Class A Shares	22,396
213,000	China Life Insurance Co., Ltd., Class H Shares(b)	538,564
8,600	China Literature Ltd.*(a)	33,040
98,000	China Longyuan Power Group Corp., Ltd., Class H Shares(b)	53,077
41,000	China Medical System Holdings Ltd.	58,358
33,900	China Merchants Bank Co., Ltd., Class A Shares	173,692
461,000	China Merchants Bank Co., Ltd., Class H Shares(b)	2,179,377
7,100	China Merchants Securities Co., Ltd., Class A Shares	16,639
14,820	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	38,166
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	49,064
192,700	China Minsheng Banking Corp., Ltd., Class H Shares(b)	134,216
26,600	China Molybdenum Co., Ltd., Class A Shares	13,465
108,000	China Molybdenum Co., Ltd., Class H Shares(b)	36,983
114,000	China National Building Material Co., Ltd., Class H Shares(b)	110,166
18,900	China National Nuclear Power Co., Ltd., Class A Shares	13,061
2,100	China National Software & Service Co., Ltd., Class A Shares	20,260
34,000	China Oilfield Services Ltd., Class H Shares(b)	45,774
10,500	China Pacific Insurance Group Co., Ltd., Class A Shares	51,140
75,400	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	266,963
38,900	China Petroleum & Chemical Corp., Class A Shares	27,604
730,000	China Petroleum & Chemical Corp., Class H Shares(b)	409,449
21,599	China Railway Construction Corp., Ltd., Class A Shares	29,701
60,500	China Railway Construction Corp., Ltd., Class H Shares(b)	62,446

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 26.8% - (continued)
27,800	China Railway Group Ltd., Class A Shares	$22,335
118,000	China Railway Group Ltd., Class H Shares(b)	69,077
26,000	China Railway Signal & Communication Corp., Ltd., Class H Shares(a)(b)	13,956
193,000	China Reinsurance Group Corp., Class H Shares(b)	30,570
12,299	China Resources Double Crane Pharmaceutical Co., Ltd., Class A Shares	21,652
29,000	China Resources Pharmaceutical Group Ltd.(a)	25,351
6,299	China Shenhua Energy Co., Ltd., Class A Shares	15,416
703,500	China Shenhua Energy Co., Ltd., Class H Shares(b)	1,362,979
21,800	China Shipbuilding Industry Co., Ltd., Class A Shares	16,367
7,400	China Shipbuilding Industry Group Power Co., Ltd., Class A Shares*	23,117
9,100	China South Publishing & Media Group Co., Ltd., Class A Shares	14,984
20,400	China Southern Airlines Co., Ltd., Class A Shares	19,175
44,000	China Southern Airlines Co., Ltd., Class H Shares(b)	27,493
1,100	China Spacesat Co., Ltd., Class A Shares	3,169
91,240	China State Construction Engineering Corp., Ltd., Class A Shares	66,301
430,000	China Telecom Corp., Ltd., Class H Shares(b)	162,646
1,234,000	China Tower Corp., Ltd., Class H Shares(a)(b)	252,263
45,400	China United Network Communications Ltd., Class A Shares	36,864
15,600	China Vanke Co., Ltd., Class A Shares	61,450
42,000	China Vanke Co., Ltd., Class H Shares(b)	157,285
39,200	China Yangtze Power Co., Ltd., Class A Shares	101,065
44,800	China Zhongwang Holdings Ltd.	17,911
8,800	Chinese Universe Publishing & Media Group Co., Ltd., Class A Shares	14,942
19,000	Chongqing Changan Automobile Co., Ltd., Class A Shares	22,964
81,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(b)	40,240
2,700	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	17,009
84,000	CIFI Holdings Group Co., Ltd.	61,180
47,300	CITIC Guoan Information Industry Co., Ltd., Class A Shares*	22,399
15,100	CITIC Securities Co., Ltd., Class A Shares	45,974
61,000	CITIC Securities Co., Ltd., Class H Shares(b)	113,327
1,568,442	CNOOC Ltd.	2,276,646
3,900	Contemporary Amperex Technology Co., Ltd., Class A Shares	48,478
36,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H Shares(b)	14,858
69,000	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(b)	25,477
219,000	Country Garden Holdings Co., Ltd.	305,014
33,000	Country Garden Services Holdings Co., Ltd.	106,675
39,299	CRRC Corp., Ltd., Class A Shares	38,952
129,000	CRRC Corp., Ltd., Class H Shares(b)	84,877
6,900	CSC Financial Co., Ltd.*	21,969
136,000	CSPC Pharmaceutical Group Ltd.	309,662
59,000	Dali Foods Group Co., Ltd.(a)	40,099
12,199	Daqin Railway Co., Ltd., Class A Shares	13,757
88,000	Datang International Power Generation Co., Ltd., Class H Shares(b)	16,302
4,600	Dawning Information Industry Co., Ltd., Class A Shares	22,221
15,500	DHC Software Co., Ltd., Class A Shares	20,210
86,000	Dongfeng Motor Group Co., Ltd., Class H Shares(b)	82,630
18,300	East Money Information Co., Ltd., Class A Shares	36,043
137,100	ENN Energy Holdings Ltd.	1,488,835
20,400	Financial Street Holdings Co., Ltd., Class A Shares	22,425
38,200	Focus Media Information Technology Co., Ltd., Class A Shares	30,421
3,200	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	48,682
71,500	Fosun International Ltd.	96,277
16,400	Founder Securities Co., Ltd., Class A Shares	15,602
3,100	Foxconn Industrial Internet Co., Ltd., Class A Shares	7,344
2,853,300	Fu Shou Yuan International Group Ltd.	2,445,665
17,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(b)	51,942
44,300	GD Power Development Co., Ltd., Class A Shares	14,237
27,884	GDS Holdings Ltd., ADR*	1,305,529
9,300	Gemdale Corp., Class A Shares	15,738
26,000	Genscript Biotech Corp.*	62,784
8,200	GF Securities Co., Ltd., Class A Shares*	15,556

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 26.8% - (continued)
31,800	GF Securities Co., Ltd., Class H Shares(b)	$34,069
8,700	Giant Network Group Co., Ltd., Class A Shares	21,897
900	Gigadevice Semiconductor Beijing Inc., Class A Shares	21,165
4,600	Glodon Co., Ltd., Class A Shares	21,600
500	GoerTek Inc., Class A Shares	1,379
313,000	GOME Retail Holdings Ltd.*(d)	27,587
22,300	Grandjoy Holdings Group Co., Ltd., Class A Shares	21,845
93,000	Great Wall Motor Co., Ltd., Class H Shares(b)	71,892
5,499	Gree Electric Appliances Inc of Zhuhai, Class A Shares	45,017
21,900	Greenland Holdings Corp., Ltd., Class A Shares	20,399
32,000	Greentown Service Group Co., Ltd.	35,031
4,700	Guangdong Haid Group Co., Ltd., Class A Shares	20,506
14,500	Guangdong LY Intelligent Manufacturing Co., Ltd., Class A Shares*	21,589
30,000	Guanghui Energy Co., Ltd., Class A Shares	13,865
35,000	Guangshen Railway Co., Ltd., Class A Shares	14,732
9,400	Guangzhou Automobile Group Co., Ltd., Class A Shares	15,777
72,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(b)	76,905
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	12,290
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	11,538
38,000	Guangzhou R&F Properties Co., Ltd., Class H Shares(b)	63,875
9,400	Guosen Securities Co., Ltd., Class A Shares	15,185
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	39,446
29,600	Guotai Junan Securities Co., Ltd., Class H Shares(a)(b)	44,993
13,100	Guoxuan High-Tech Co., Ltd., Class A Shares	22,429
19,000	Guoyuan Securities Co., Ltd., Class A Shares	22,588
11,000	Haidilao International Holding Ltd.(a)	46,228
7,300	Haier Smart Home Co., Ltd., Class A Shares	17,708
16,000	Haitian International Holdings Ltd.	35,765
9,300	Haitong Securities Co., Ltd., Class A Shares	18,169
84,800	Haitong Securities Co., Ltd., Class H Shares(b)	84,701
13,800	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	61,640
14,000	Hansoh Pharmaceutical Group Co., Ltd.*(a)	41,335
4,000	Hefei Meiya Optoelectronic Technology Inc., Class A Shares	21,223
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	23,357
274,500	Hengan International Group Co., Ltd.	1,813,986
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	21,503
10,600	Hengtong Optic-electric Co., Ltd., Class A Shares	23,334
2,300	Hengyi Petrochemical Co., Ltd., Class A Shares	4,556
43,300	Hesteel Co., Ltd., Class A Shares	15,517
1,299	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	16,854
14,000	Hua Hong Semiconductor Ltd.(a)	24,829
38,500	Huadian Power International Corp., Ltd., Class A Shares	20,312
46,000	Huadian Power International Corp., Ltd., Class H Shares(b)	16,753
4,200	Hualan Biological Engineering Inc., Class A Shares	19,984
128,000	Huaneng Power International Inc., Class H Shares(b)	63,448
140,000	Huaneng Renewables Corp., Ltd., Class H Shares(b)	53,479
7,200	Huatai Securities Co., Ltd., Class A Shares	17,375
48,200	Huatai Securities Co., Ltd., Class H Shares(a)(b)	72,296
35,600	Huaxia Bank Co., Ltd., Class A Shares	37,614
7,900	Huaxin Cement Co., Ltd., Class A Shares	24,760
5,800	Huayu Automotive Systems Co., Ltd., Class A Shares	21,377
4,118	Huazhu Group Ltd., ADR	140,877
7,200	Hubei Energy Group Co., Ltd., Class A Shares	4,229
1,600	Hundsun Technologies Inc., Class A Shares	16,566
81,956	HUYA Inc., ADR*(d)	1,729,272
3,900	Iflytek Co., Ltd., Class A Shares	18,280
82,200	Industrial & Commercial Bank of China Ltd., Class A Shares	67,681
1,892,000	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	1,349,364
38,000	Industrial Bank Co., Ltd., Class A Shares	102,078
24,900	Industrial Securities Co., Ltd., Class A Shares	21,918
98,200	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares	17,874

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 26.8% - (continued)
32,800	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares*	$14,085
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	35,990
40,100	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	28,912
22,500	Innovent Biologics Inc.*(a)	78,780
3,784	iQIYI Inc., ADR*(d)	72,464
7,800	JCET Group Co., Ltd., Class A Shares*	22,983
21,358	JD.com Inc., ADR*	697,339
28,000	Jiangsu Expressway Co., Ltd., Class H Shares(b)	37,340
8,140	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares	99,433
3,800	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	53,060
18,800	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	21,655
11,800	Jiangxi Copper Co., Ltd., Class A Shares	23,643
10,000	Jiangxi Copper Co., Ltd., Class H Shares(b)	11,539
10,000	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A Shares	21,971
24,000	Jinke Properties Group Co., Ltd., Class A Shares	22,423
15,000	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	20,947
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	14,985
55,000	Kaisa Group Holdings Ltd.	21,645
60,000	Kingdee International Software Group Co., Ltd.	59,490
27,000	Kingsoft Corp., Ltd.*	59,778
12,764	Kweichow Moutai Co., Ltd., Class A Shares	2,049,129
39,000	KWG Group Holdings Ltd.*	42,854
8,500	Legend Holdings Corp., Class H Shares(a)(b)	17,480
204,000	Lenovo Group Ltd.	134,758
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	20,650
59,500	Li Ning Co., Ltd.	190,822
42,000	Logan Property Holdings Co., Ltd.	61,498
12,600	Lomon Billions Group Co., Ltd., Class A Shares	23,293
55,000	Longfor Group Holdings Ltd.(a)	225,322
11,600	LONGi Green Energy Technology Co., Ltd., Class A Shares	39,339
11,030	Luxshare Precision Industry Co., Ltd., Class A Shares	53,377
27,500	Luye Pharma Group Ltd.(a)	20,197
1,600	Luzhou Laojiao Co., Ltd., Class A Shares	18,599
33,400	Maanshan Iron & Steel Co., Ltd., Class A Shares	13,061
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares	19,936
29,700	Meituan Dianping, Class B Shares*	391,651
36,900	Metallurgical Corp. of China Ltd., Class A Shares	14,062
82,000	Metallurgical Corp. of China Ltd., Class H Shares(b)	17,075
7,400	Midea Group Co., Ltd., Class A Shares	57,141
4,463	Momo Inc., ADR	167,050
1,900	Muyuan Foodstuff Co., Ltd., Class A Shares	23,452
5,900	NARI Technology Co., Ltd., Class A Shares	19,264
20,870	NetEase Inc., ADR	6,580,728
2,400	New China Life Insurance Co., Ltd., Class A Shares	15,194
25,700	New China Life Insurance Co., Ltd., Class H Shares(b)	99,063
6,400	New Hope Liuhe Co., Ltd., Class A Shares	18,720
12,572	New Oriental Education & Technology Group Inc., ADR*	1,522,218
20,753	NIO Inc., ADR*(d)	47,109
1,671	Noah Holdings Ltd., ADR*	48,693
11,300	Orient Securities Co., Ltd., Class A Shares	15,618
10,800	Oriental Pearl Group Co., Ltd., Class A Shares	13,546
2,700	Ovctek China Inc., Class A Shares	18,660
50,600	Pacific Securities Co., Ltd., Class A Shares*	23,455
256,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(b)	102,697
21,700	PetroChina Co., Ltd., Class A Shares	17,250
624,000	PetroChina Co., Ltd., Class H Shares(b)	286,625
204,000	PICC Property & Casualty Co., Ltd., Class H Shares(b)	236,148
5,607	Pinduoduo Inc., ADR*	201,572
643,500	Ping An Bank Co., Ltd., Class A Shares	1,399,044
188,400	Ping An Healthcare & Technology Co., Ltd., (Restricted, cost - $1,086,384, acquired 11/22/19)*(a) (c)(d)	1,253,687
19,200	Ping An Insurance Group Co. of China Ltd., Class A Shares	228,311

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 26.8% - (continued)
1,042,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	$11,809,225
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	36,936
239,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(b)	155,089
22,300	Power Construction Corp. of China Ltd., Class A Shares	12,938
4,414	Qudian Inc., ADR*	21,893
18,700	RiseSun Real Estate Development Co., Ltd., Class A Shares	22,949
7,700	Rongsheng Petro Chemical Co., Ltd., Class A Shares	13,303
11,800	SAIC Motor Corp., Ltd., Class A Shares	39,014
8,900	Sanan Optoelectronics Co., Ltd., Class A Shares	21,047
20,500	Sany Heavy Industry Co., Ltd., Class A Shares	42,212
8,700	SDIC Capital Co., Ltd., Class A Shares	14,784
12,700	SDIC Power Holdings Co., Ltd., Class A Shares	15,125
56,000	Seazen Group Ltd.	59,717
7,900	Seazen Holdings Co., Ltd., Class A Shares	36,680
90,200	Semiconductor Manufacturing International Corp.*	115,016
4,100	SF Holding Co., Ltd., Class A Shares	22,126
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	14,833
4,000	Shandong Gold Mining Co., Ltd., Class A Shares	17,116
74,000	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	22,730
18,300	Shandong Sun Paper Industry JSC Ltd., Class A Shares	23,499
68,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(b)	82,095
76,200	Shandong Xinchao Energy Corp., Ltd., Class A Shares*	21,997
51,300	Shanghai 2345 Network Holding Group Co., Ltd., Class A Shares	22,028
17,700	Shanghai AJ Group Co., Ltd., Class A Shares	21,745
4,500	Shanghai Baosight Software Co., Ltd., Class A Shares	22,103
36,900	Shanghai Electric Group Co., Ltd., Class A Shares	24,558
4,800	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	17,167
14,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(b)	39,352
2,000	Shanghai International Airport Co., Ltd., Class A Shares	21,368
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	14,257
6,300	Shanghai Lingang Holdings Corp., Ltd., Class A Shares	20,829
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	29,756
8,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	22,009
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(b)	30,130
42,300	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	71,642
20,100	Shanxi Meijin Energy Co., Ltd., Class A Shares*	23,781
21,000	Shanxi Securities Co., Ltd., Class A Shares	22,218
2,000	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	25,408
26,800	Shenergy Co., Ltd., Class A Shares	22,600
900	Shennan Circuits Co., Ltd., Class A Shares	18,694
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	32,962
25,900	Shenzhen Energy Group Co., Ltd., Class A Shares	22,172
22,000	Shenzhen Expressway Co., Ltd., Class H Shares(b)	29,343
700	Shenzhen Goodix Technology Co., Ltd., Class A Shares	19,321
6,200	Shenzhen Inovance Technology Co., Ltd., Class A Shares	23,162
1,400	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	15,216
700	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	17,887
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares	14,893
150,000	Shenzhou International Group Holdings Ltd.	1,977,175
13,321	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	21,387
104,000	Shui On Land Ltd.	21,791
16,600	Sichuan Chuantou Energy Co., Ltd., Class A Shares	22,544
1,870	SINA Corp.*	65,244
12,200	Sinolink Securities Co., Ltd., Class A Shares	14,261
106,000	Sino-Ocean Group Holding Ltd.	39,274
37,500	Sinopec Engineering Group Co., Ltd., Class H Shares(b)	21,989
88,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares(b)	24,397
84,400	Sinopharm Group Co., Ltd., Class H Shares(b)	278,738
58,000	Sinotrans Ltd., Class H Shares(b)	18,081
20,000	Sinotruk Hong Kong Ltd.	33,795
52,500	SOHO China Ltd.	18,107

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 26.8% - (continued)
5,400	Songcheng Performance Development Co., Ltd., Class A Shares	$20,995
70,000	Sunac China Holdings Ltd.	341,220
24,400	Suning.com Co., Ltd., Class A Shares	34,178
21,100	Sunny Optical Technology Group Co., Ltd.	345,956
20,499	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A Shares	23,466
10,622	TAL Education Group, ADR*	470,130
11,000	Tangshan Jidong Cement Co., Ltd., Class A Shares	23,260
24,400	TBEA Co., Ltd., Class A Shares	22,519
35,700	TCL Corp., Class A Shares	19,495
346,631	Tencent Holdings Ltd.	14,695,452
71,719	Tencent Music Entertainment Group, ADR*	891,467
9,900	Tianma Microelectronics Co., Ltd., Class A Shares	21,582
60,000	Tingyi Cayman Islands Holding Corp.	97,676
10,000	Tongwei Co., Ltd., Class A Shares	18,629
3,700	Transfar Zhilian Co., Ltd., Class A Shares	3,625
30,000	TravelSky Technology Ltd., Class H Shares(b)	73,054
13,899	Trip.com Group Ltd., ADR*	462,003
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(b)	86,518
20,800	Tunghsu Optoelectronic Technology Co., Ltd., Class A Shares(e)(f)	14,198
3,400	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	21,661
37,000	Uni-President China Holdings Ltd.	37,573
5,400	Unisplendour Corp., Ltd., Class A Shares	20,769
9,300	Universal Scientific Industrial Shanghai Co., Ltd., Class A Shares	21,345
13,167	Vipshop Holdings Ltd., ADR*	168,274
11,100	Wanda Film Holding Co., Ltd., Class A Shares*	22,507
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	32,355
157,000	Want Want China Holdings Ltd.	135,262
1,266	Weibo Corp., ADR*	54,197
11,600	Weichai Power Co., Ltd., Class A Shares	21,758
1,964,200	Weichai Power Co., Ltd., Class H Shares(b)	3,359,580
4,000	Weihai Guangwei Composites Co., Ltd., Class A Shares	21,363
11,700	Wens Foodstuffs Group Co., Ltd., Class A Shares	59,540
11,400	Western Securities Co., Ltd., Class A Shares	14,298
1,200	Will Semiconductor Ltd., Class A Shares	21,390
29,900	Wuchan Zhongda Group Co., Ltd., Class A Shares	21,600
8,100	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	24,984
7,000	Wuliangye Yibin Co., Ltd., Class A Shares	126,960
6,600	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	21,108
2,300	WuXi AppTec Co., Ltd., Class A Shares	28,790
4,600	WuXi AppTec Co., Ltd., Class H Shares(a)(b)	53,393
97,000	Wuxi Biologics Cayman Inc., (Restricted, cost - $1,105,732, acquired 11/21/19)*(a)(c)	1,095,860
4,500	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	24,189
12,400	Xiamen Tungsten Co., Ltd., Class A Shares	21,360
213,200	Xiaomi Corp., Class B Shares*(a)	243,824
10,200	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	16,811
16,982	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(b)	18,894
96,000	Xinyi Solar Holdings Ltd.	58,999
34,000	Xinyu Iron & Steel Co., Ltd., Class A Shares	23,206
58,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(b)	51,305
2,300	Yealink Network Technology Corp., Ltd., Class A Shares	22,610
30,000	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	326,105
15,000	Yihai International Holding Ltd.*	95,442
31,300	Yonghui Superstores Co., Ltd., Class A Shares	33,071
4,100	Yonyou Network Technology Co., Ltd., Class A Shares	16,185
10,222	Yum China Holdings Inc.	455,083
3,200	Yunda Holding Co., Ltd., Class A Shares	13,228
1,400	Yunnan Baiyao Group Co., Ltd., Class A Shares	17,500
48,000	Yuzhou Properties Co., Ltd.	22,078
1,609	YY Inc., ADR*	102,638
1,500	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	21,282
27,000	Zhaojin Mining Industry Co., Ltd., Class H Shares(b)	27,930

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 26.8% - (continued)
29,400	Zhejiang China Commodities City Group Co., Ltd., Class A Shares	$15,929
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	15,417
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(b)	31,516
7,900	Zhejiang Longsheng Group Co., Ltd., Class A Shares	14,795
2,000	Zhejiang Supor Co., Ltd., Class A Shares	20,421
10,700	Zhengzhou Yutong Bus Co., Ltd., Class A Shares	21,348
8,100	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(b)(d)	27,997
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	12,933
16,500	Zhongsheng Group Holdings Ltd.	58,498
11,700	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(b)	39,905
30,500	Zijin Mining Group Co., Ltd., Class A Shares	15,441
200,000	Zijin Mining Group Co., Ltd., Class H Shares(b)	74,853
28,100	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	23,774
29,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(b)	20,669
6,400	ZTE Corp., Class A Shares*	27,950
19,000	ZTE Corp., Class H Shares*(b)	50,624
9,384	ZTO Express Cayman Inc., ADR	199,692

	Total China	139,524,082

Colombia - 0.1%
7,032	Bancolombia SA	83,335
144,135	Ecopetrol SA	134,830
6,415	Grupo Argos SA	32,029
7,067	Grupo de Inversiones Suramericana SA	65,103
11,971	Interconexion Electrica SA ESP	64,603

	Total Colombia	379,900

Czech Republic - 0.0%
4,436	CEZ AS(f)	98,199
1,684	Komercní Banka AS(f)	57,629
15,820	Moneta Money Bank AS(a)(f)	52,506

	Total Czech Republic	208,334

Egypt - 1.2%
2,598,492	Cleopatra Hospital*	946,225
938,397	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	4,518,492
38,937	Commercial International Bank Egypt SAE, GDR	188,526
22,745	Eastern Co. SAE	21,517
21,328	ElSewedy Electric Co.	15,850
1,244,156	Juhayna Food Industries	639,058

	Total Egypt	6,329,668

Georgia - 0.5%
86,700	Bank of Georgia Group PLC	1,659,511
61,700	Georgia Capital PLC*	752,847

	Total Georgia	2,412,358

Germany - 0.5%
46,600	Delivery Hero SE, (Restricted, cost - $1,952,024, acquired 5/2/18)*(a)(c)	2,464,812

Greece - 0.1%
44,403	Alpha Bank AE*	93,336
76,270	Eurobank Ergasias SA*	80,209
1,594	FF Group*(e)(f)	17
6,598	Hellenic Telecommunications Organization SA	99,139
3,378	JUMBO SA	67,733
1,088	Motor Oil Hellas Corinth Refineries SA	25,438
9,717	National Bank of Greece SA*	32,859
7,444	OPAP SA	91,489

	Total Greece	490,220

Hong Kong - 3.1%
102,000	Alibaba Health Information Technology Ltd.*	115,470
440,000	Alibaba Pictures Group Ltd.*	73,082
177,800	ASM Pacific Technology Ltd.	2,321,649
13,000	Beijing Enterprises Holdings Ltd.	57,464
723,500	Beijing Enterprises Water Group Ltd.*	354,960

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 3.1% - (continued)
92,000	Bosideng International Holdings Ltd.	$44,056
96,000	Brilliance China Automotive Holdings Ltd.	99,113
60,000	China Agri-Industries Holdings Ltd.(f)	31,499
24,000	China Ding Yi Feng Holdings Ltd.(e)(f)	307
1,558,000	China Education Group Holdings Ltd., (Restricted, cost - $2,358,314, acquired 3/22/19)(c)	2,110,026
106,888	China Everbright International Ltd.	80,846
24,000	China Everbright Ltd.	38,636
84,000	China First Capital Group Ltd.*(f)	4,400
55,600	China Gas Holdings Ltd.	206,745
156,000	China Jinmao Holdings Group Ltd.	103,645
81,000	China Mengniu Dairy Co., Ltd.*	310,039
39,538	China Merchants Port Holdings Co., Ltd.	61,527
178,000	China Mobile Ltd.	1,343,426
89,437	China Mobile Ltd., ADR	3,374,458
108,000	China Overseas Land & Investment Ltd.	362,226
92,000	China Power International Development Ltd.	19,041
40,000	China Resources Beer Holdings Co., Ltd.	209,534
56,000	China Resources Cement Holdings Ltd.	67,022
24,000	China Resources Gas Group Ltd.	133,684
82,000	China Resources Land Ltd.	354,839
60,000	China Resources Power Holdings Co., Ltd.	78,032
66,000	China State Construction International Holdings Ltd.	52,013
48,800	China Taiping Insurance Holdings Co., Ltd.	112,858
72,000	China Traditional Chinese Medicine Holdings Co., Ltd.	32,112
160,000	China Unicom Hong Kong Ltd.	137,029
176,000	CITIC Ltd.	220,458
46,000	COSCO SHIPPING Ports Ltd.	37,446
70,000	Far East Horizon Ltd.	63,605
325,400	Galaxy Entertainment Group Ltd.	2,128,828
142,000	Geely Automobile Holdings Ltd.	265,639
78,000	Guangdong Investment Ltd.	161,234
37,000	Haier Electronics Group Co., Ltd.	102,834
1,651	Hutchison China MediTech Ltd., ADR*	39,806
17,500	Kingboard Holdings Ltd.	48,183
31,000	Kingboard Laminates Holdings Ltd.	34,998
106,000	Kunlun Energy Co., Ltd.	89,767
49,000	Lee & Man Paper Manufacturing Ltd.	33,172
54,000	Nine Dragons Paper Holdings Ltd.	54,991
12,000	Shanghai Industrial Holdings Ltd.	21,616
26,000	Shenzhen International Holdings Ltd.	54,940
80,000	Shenzhen Investment Ltd.	31,480
32,500	Shimao Property Holdings Ltd.	117,783
202,500	Sino Biopharmaceutical Ltd.	261,328
50,000	SSY Group Ltd.	39,364
76,500	Sun Art Retail Group Ltd.	86,625
30,000	Towngas China Co., Ltd.*	21,201
30,000	Wharf Holdings Ltd. (The)	72,593
196,000	Yuexiu Property Co., Ltd.	41,820

	Total Hong Kong	16,319,449

Hungary - 1.1%
12,471	MOL Hungarian Oil & Gas PLC(f)	120,512
115,735	OTP Bank Nyrt(f)	5,445,481
4,013	Richter Gedeon Nyrt(f)	76,871

	Total Hungary	5,642,864

India - 10.4%
15,761	Adani Ports & Special Economic Zone Ltd.	83,667
18,748	Ambuja Cements Ltd.	53,464
38,179	Ashok Leyland Ltd.	42,049
8,651	Asian Paints Ltd.	205,682
7,984	Aurobindo Pharma Ltd.	50,065
3,592	Avenue Supermarts Ltd., Class A Shares*(a)	91,498

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 10.4% - (continued)
285,164	Axis Bank Ltd.	$2,934,998
38,598	Bajaj Auto Ltd.	1,709,996
5,087	Bajaj Finance Ltd.	288,349
1,172	Bajaj Finserv Ltd.	148,971
281,711	Bandhan Bank Ltd., (Restricted, cost - $2,020,596, acquired 3/28/19)(a)(c)	2,269,556
6,522	Berger Paints India Ltd.	44,962
6,110	Bharat Forge Ltd.	39,491
179,564	Bharat Petroleum Corp., Ltd.	1,276,385
60,439	Bharti Airtel Ltd.*	371,936
294,038	Bharti Infratel Ltd.	1,121,227
224	Bosch Ltd.	50,276
1,236	Britannia Industries Ltd.	52,642
574,400	Cholamandalam Investment & Finance Co., Ltd.	2,503,761
10,212	Cipla Ltd.	66,457
412,608	Coal India Ltd.	1,175,210
1,861	Colgate-Palmolive India Ltd.	38,121
6,095	Container Corp. Of India Ltd.	49,130
13,659	Dabur India Ltd.	87,250
2,337	Divi’s Laboratories Ltd.	58,126
16,810	DLF Ltd.	51,590
3,476	Dr Reddy’s Laboratories Ltd.	140,777
361	Eicher Motors Ltd.	114,970
48,168	GAIL India Ltd.	84,598
11,656	Godrej Consumer Products Ltd.	117,411
8,883	Grasim Industries Ltd.	97,312
7,396	Havells India Ltd.	68,774
148,472	HCL Technologies Ltd.	2,332,590
1,229	HDFC Asset Management Co., Ltd.(a)	60,590
227,000	HDFC Bank Ltd.	4,033,257
73,640	HDFC Bank Ltd., ADR	4,547,270
14,501	HDFC Life Insurance Co., Ltd.(a)	115,727
56,838	Hero MotoCorp Ltd.	1,922,579
28,550	Hindalco Industries Ltd.	79,444
17,094	Hindustan Petroleum Corp., Ltd.	67,107
18,646	Hindustan Unilever Ltd.	528,538
47,578	Housing Development Finance Corp., Ltd.	1,521,465
138,785	ICICI Bank Ltd.	989,567
5,614	ICICI Lombard General Insurance Co., Ltd.(a)	107,193
9,515	ICICI Prudential Life Insurance Co., Ltd.(a)	66,638
52,879	Indian Oil Corp., Ltd.	96,467
1,743	Info Edge India Ltd.	63,874
98,603	Infosys Ltd.	963,395
160,700	Infosys Ltd., ADR	1,579,681
2,780	InterGlobe Aviation Ltd.(a)	55,935
97,521	ITC Ltd.	334,094
19,857	JSW Steel Ltd.	72,362
13,626	Larsen & Toubro Ltd.	252,812
1,634,423	Lemon Tree Hotels Ltd., (Restricted, cost - $1,316,598, acquired 8/29/19)*(a)(c)	1,436,664
5,604	LIC Housing Finance Ltd.	36,099
7,246	Lupin Ltd.	80,719
10,185	Mahindra & Mahindra Financial Services Ltd.	49,928
22,086	Mahindra & Mahindra Ltd.	163,098
12,963	Marico Ltd.	64,989
3,035	Maruti Suzuki India Ltd.	306,648
28,021	Motherson Sumi Systems Ltd.	50,048
734	Nestle India Ltd.	147,924
67,310	NTPC Ltd.	108,909
112,000	Oberoi Realty Ltd.	805,041
766,059	Oil & Natural Gas Corp., Ltd.	1,402,138
169	Page Industries Ltd.	51,757
17,509	Petronet LNG Ltd.	66,236

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 10.4% - (continued)
172,000	Phoenix Mills Ltd. (The)	$1,799,684
3,802	Pidilite Industries Ltd.	68,989
2,660	Piramal Enterprises Ltd.	66,983
53,682	Power Grid Corp. of India Ltd.	144,809
13,216	REC Ltd.	25,422
155,761	Reliance Industries Ltd.	3,371,259
9,936	SBI Life Insurance Co., Ltd.(a)	132,797
257	Shree Cement Ltd.	75,372
4,900	Shriram Transport Finance Co., Ltd.	76,973
2,065	Siemens Ltd.	42,231
49,849	State Bank of India*	237,257
22,394	Sun Pharmaceutical Industries Ltd.	140,037
130,978	Tata Consultancy Services Ltd.	3,745,248
47,880	Tata Motors Ltd.*	107,626
25,911	Tata Power Co., Ltd. (The)	20,742
10,143	Tata Steel Ltd.	60,280
13,080	Tech Mahindra Ltd.	138,524
122,205	Titan Co., Ltd.	1,970,061
3,293	UltraTech Cement Ltd.	195,251
9,255	United Spirits Ltd.*	78,139
178,006	UPL Ltd.	1,420,220
56,784	Vedanta Ltd.	114,078
35,936	Wipro Ltd.	119,332
20,523	Zee Entertainment Enterprises Ltd.	81,919

	Total India	54,282,717

Indonesia - 3.0%
251,800	Adaro Energy Tbk PT	21,947
4,671,800	Astra International Tbk PT	2,152,139
278,000	Bank Central Asia Tbk PT	618,536
6,495,124	Bank Mandiri Persero Tbk PT	3,210,497
211,400	Bank Negara Indonesia Persero Tbk PT	112,352
7,375,200	Bank Rakyat Indonesia Persero Tbk PT	2,137,550
128,800	Bank Tabungan Negara Persero Tbk PT	19,445
9,720,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	2,727,996
911,500	Barito Pacific Tbk PT	87,861
73,600	Bukit Asam Tbk PT	12,623
223,800	Bumi Serpong Damai Tbk PT*	19,824
231,100	Charoen Pokphand Indonesia Tbk PT	110,142
14,300	Gudang Garam Tbk PT	51,012
391,300	Hanjaya Mandala Sampoerna Tbk PT	53,648
77,100	Indah Kiat Pulp & Paper Corp. Tbk PT	37,146
42,000	Indocement Tunggal Prakarsa Tbk PT	57,745
69,500	Indofood CBP Sukses Makmur Tbk PT	55,826
137,000	Indofood Sukses Makmur Tbk PT	77,198
54,967	Jasa Marga Persero Tbk PT	19,239
715,400	Kalbe Farma Tbk PT	77,325
42,400	Pabrik Kertas Tjiwi Kimia Tbk PT	27,644
615,200	Pakuwon Jati Tbk PT	24,637
365,400	Perusahaan Gas Negara Tbk PT	49,723
368,400	Semen Indonesia Persero Tbk PT	298,942
1,389,387	Telekomunikasi Indonesia Persero Tbk PT	386,042
98,350	Telekomunikasi Indonesia Persero Tbk PT, ADR	2,721,345
46,700	Unilever Indonesia Tbk PT	138,367
53,300	United Tractors Tbk PT	79,046
103,100	XL Axiata Tbk PT*	24,407

	Total Indonesia	15,410,204

Kenya - 0.3%
5,624,000	Safaricom PLC	1,639,788

Kuwait - 0.2%
127,000	Humansoft Holding Co. KSC	1,274,077

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Luxembourg - 0.3%
4,430	Reinet Investments SCA	$86,215
63,000	Ternium SA, ADR	1,358,280

	Total Luxembourg	1,444,495

Malaysia - 1.2%
46,100	AirAsia Group Bhd	18,650
46,100	AMMB Holdings Bhd	44,028
77,700	Axiata Group Bhd	76,824
150,253	British American Tobacco Malaysia Bhd	586,337
148,207	CIMB Group Holdings Bhd	183,790
111,600	Dialog Group Bhd	89,495
88,700	DiGi.Com Bhd	95,137
5,500	Fraser & Neave Holdings Bhd	45,747
56,200	Gamuda Bhd	50,583
57,500	Genting Bhd	80,250
80,300	Genting Malaysia Bhd	60,353
5,900	Genting Plantations Bhd	14,570
20,100	HAP Seng Consolidated Bhd	47,651
37,200	Hartalega Holdings Bhd	46,756
21,000	Hong Leong Bank Bhd	84,961
7,300	Hong Leong Financial Group Bhd	28,488
65,500	IHH Healthcare Bhd	84,210
86,800	IJM Corp. Bhd	43,419
56,900	IOI Corp. Bhd	59,253
13,100	Kuala Lumpur Kepong Bhd	73,094
117,809	Malayan Banking Bhd	240,590
1,251,400	Malaysia Airports Holdings Bhd	2,486,435
61,600	Maxis Bhd	76,391
25,400	MISC Bhd	49,495
1,700	Nestle Malaysia Bhd	58,304
60,200	Petronas Chemicals Group Bhd	101,747
9,000	Petronas Dagangan Bhd	49,353
16,500	Petronas Gas Bhd	61,274
16,700	PPB Group Bhd	72,745
37,500	Press Metal Aluminium Holdings Bhd	42,106
88,500	Public Bank Bhd	415,655
21,000	QL Resources Bhd	36,465
36,700	RHB Bank Bhd	49,729
77,200	Sime Darby Bhd	41,581
63,200	Sime Darby Plantation Bhd	75,401
53,700	Telekom Malaysia Bhd	48,336
87,900	Tenaga Nasional Bhd	276,930
41,500	Top Glove Corp. Bhd	44,710
34,300	Westports Holdings Bhd	34,242
76,350	YTL Corp. Bhd	15,262

	Total Malaysia	6,090,347

Mexico - 3.2%
100,440	Alfa SAB de CV, Class A Shares	79,079
13,753	Alsea SAB de CV*	37,174
246,162	América Móvil SAB de CV, Class L Shares, ADR	3,763,817
963,100	América Móvil SAB de CV, Series L	739,558
17,106	Arca Continental SAB de CV	90,296
446,111	Cemex SAB de CV, Class Preferred Shares	162,844
16,529	Coca-Cola Femsa SAB de CV	94,661
4,605	El Puerto de Liverpool SAB de CV, Class C1 Shares	22,601
95,065	Fibra Uno Administracion SA de CV, REIT	145,222
54,239	Fomento Economico Mexicano SAB de CV	491,174
6,096	Gruma SAB de CV, Class B Shares	61,197
10,336	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	105,030
6,186	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	105,007

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Mexico - 3.2% - (continued)
52,666	Grupo Bimbo SAB de CV, Series A	$90,631
14,300	Grupo Carso SAB de CV, Series A1	47,455
73,249	Grupo Financiero Banorte SAB de CV, Class O Shares	384,482
67,892	Grupo Financiero Inbursa SAB de CV, Class O Shares	80,769
655,088	Grupo México SAB de CV, Series B	1,710,731
66,379	Grupo Televisa SAB	144,059
4,192	Industrias Peñoles SAB de CV	44,363
12,296	Infraestructura Energetica Nova SAB de CV	50,542
648,306	Kimberly-Clark de México SAB de CV, Class A Shares*	1,240,929
7,978	Megacable Holdings SAB de CV	28,156
31,079	Orbia Advance Corp. SAB de CV	67,497
6,730	Promotora y Operadora de Infraestructura SAB de CV	64,086
636,000	Qualitas Controladora SAB de CV	2,699,423
429,100	Regional SAB de CV	2,336,357
762,080	Unifin Financiera SAB de CV SOFOM ENR	1,159,484
150,141	Wal-Mart de Mexico SAB de CV	418,184

	Total Mexico	16,464,808

Netherlands - 0.8%
58,670	Prosus NV*	3,997,535

Pakistan - 0.2%
429,935	Habib Bank Ltd.	404,901
822	MCB Bank Ltd.	1,052
17,868	Oil & Gas Development Co., Ltd.	15,137
1,074,789	Pakistan Petroleum Ltd.	829,678

	Total Pakistan	1,250,768

Peru - 0.2%
7,015	Cia de Minas Buenaventura SAA, ADR	107,821
3,756	Credicorp Ltd.	793,230
1,483	Southern Copper Corp.	56,398

	Total Peru	957,449

Philippines - 2.4%
66,680	Aboitiz Equity Ventures Inc.	64,291
43,300	Aboitiz Power Corp.	29,333
1,011	Altus San Nicolas Corp.*(e)(f)	103
7,760	Ayala Corp.	122,996
4,635,410	Ayala Land Inc.	4,147,467
32,088	Bank of the Philippine Islands	54,290
57,324	BDO Unibank Inc.	171,121
14,186,900	Bloomberry Resorts Corp.	3,110,914
655	Globe Telecom Inc.	24,964
2,800	GT Capital Holdings Inc.	49,257
1,008,640	International Container Terminal Services Inc.	2,451,501
79,510	JG Summit Holdings Inc.	120,238
14,790	Jollibee Foods Corp.	55,842
6,170	Manila Electric Co.	38,708
434,000	Megaworld Corp.	37,807
419,500	Metro Pacific Investments Corp.	35,477
55,156	Metropolitan Bank & Trust Co.	71,866
2,430	PLDT Inc.	51,370
53,256	PLDT Inc., ADR	1,153,525
52,523	Robinsons Land Corp.	27,061
6,820	Security Bank Corp.	27,494
6,990	SM Investments Corp.	145,766
303,100	SM Prime Holdings Inc.	232,456
22,540	Universal Robina Corp.	66,532

	Total Philippines	12,290,379

Poland - 0.4%
4,561	Bank Millennium SA*	6,404
5,404	Bank Polska Kasa Opieki SA	144,530
1,062	CCC SA	30,467

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Poland - 0.4% - (continued)
1,709	CD Projekt SA	$114,428
6,856	Cyfrowy Polsat SA	48,783
1,497	Dino Polska SA*(a)	51,554
2,127	Grupa Lotos SA	49,760
4,374	KGHM Polska Miedz SA*	100,251
15,314	KRUK SA	589,229
31	LPP SA	68,780
397	mBank SA*	37,697
20,391	Orange Polska SA*	33,243
27,259	PGE Polska Grupa Energetyczna SA*	60,678
8,934	Polski Koncern Naftowy ORLEN SA	211,701
56,283	Polskie Gornictwo Naftowe i Gazownictwo SA	66,336
26,665	Powszechna Kasa Oszczednosci Bank Polski SA	245,857
18,317	Powszechny Zaklad Ubezpieczen SA	180,846
1,017	Santander Bank Polska SA	71,341

	Total Poland	2,111,885

Portugal - 0.3%
86,967	Galp Energia SGPS SA	1,414,991

Qatar - 0.3%
58,133	Barwa Real Estate Co.	54,445
56,283	Commercial Bank PSQC (The)	67,672
54,230	Industries Qatar QSC	150,542
112,186	Masraf Al Rayan QSC	118,627
127,934	Mesaieed Petrochemical Holding Co.	91,476
25,890	Ooredoo QPSC	49,328
17,496	Qatar Electricity & Water Co. QSC	77,480
15,190	Qatar Fuel QSC	93,627
54,830	Qatar Insurance Co. SAQ	46,247
12,620	Qatar International Islamic Bank QSC	31,731
31,410	Qatar Islamic Bank SAQ	128,098
129,214	Qatar National Bank QPSC	683,280

	Total Qatar	1,592,553

Romania - 0.0%
9,389	NEPI Rockcastle PLC	79,458

Russia - 5.5%
1,988,019	Alrosa PJSC	2,407,232
308,726	Gazprom PJSC	1,235,860
269,618	Gazprom PJSC, ADR	2,141,132
856,962	Inter RAO UES PJSC	59,403
11,474	Lukoil PJSC	1,094,628
30,245	Lukoil PJSC, ADR	2,881,744
92,733	Magnit PJSC, Class Registered Shares, GDR	1,058,004
28,480	Magnit PJSC, Class Registered Shares, GDR*	325,099
49,568	Magnitogorsk Iron & Steel Works PJSC	30,033
1,890	MMC Norilsk Nickel PJSC	500,777
275,270	Mobile TeleSystems PJSC, ADR	2,598,549
37,008	Moscow Exchange MICEX-RTS PJSC	60,804
2,641	Novatek PJSC, Class Registered Shares, GDR	522,640
28,403	Novolipetsk Steel PJSC	57,138
4,722	PhosAgro PJSC, Class Registered Shares, GDR	58,138
6,301	Polymetal International PLC	94,609
547	Polyus PJSC	58,591
30,380	Rosneft Oil Co. PJSC	208,251
1,628,387	Sberbank of Russia PJSC	5,922,383
223,958	Sberbank of Russia PJSC, ADR	3,269,969
7,269	Severstal PJSC	102,594
284,474	Surgutneftegas PJSC	141,328
44,385	Tatneft PJSC	510,810
92,960,626	VTB Bank PJSC	65,537

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Russia - 5.5% - (continued)
3,497	X5 Retail Group NV, Class Registered Shares, GDR	$116,494
68,920	Yandex NV, Class A Shares*	2,892,572

	Total Russia	28,414,319

Saudi Arabia - 0.8%
2,938	Advanced Petrochemical Co.	36,742
35,933	Al Rajhi Bank	595,850
21,848	Alinma Bank	132,806
7,528	Almarai Co. JSC	98,852
14,513	Arab National Bank	98,670
10,770	Bank AlBilad	74,327
12,294	Bank Al-Jazira	44,634
16,032	Banque Saudi Fransi	143,133
759	Bupa Arabia for Cooperative Insurance Co.	20,438
1,797	Co. for Cooperative Insurance (The)*	33,441
16,229	Dar Al Arkan Real Estate Development Co.*	50,181
12,531	Emaar Economic City*	30,385
11,243	Etihad Etisalat Co.*	67,372
1,698	Jarir Marketing Co.	71,626
12,700	Leejam Sports Co. JSC	244,098
35,611	National Commercial Bank	436,724
9,889	National Industrialization Co.*	30,894
6,566	Rabigh Refining & Petrochemical Co.*	33,718
31,800	Riyad Bank	186,522
10,666	Sahara International Petrochemical Co.	44,356
26,647	Samba Financial Group	207,030
1,171	Saudi Airlines Catering Co.	27,725
4,851	Saudi Arabian Fertilizer Co.	94,792
12,349	Saudi Arabian Mining Co.*	141,348
22,126	Saudi Basic Industries Corp.	536,809
18,118	Saudi British Bank (The)	164,682
2,168	Saudi Cement Co.	39,320
24,559	Saudi Electricity Co.	132,926
6,611	Saudi Industrial Investment Group	35,634
22,288	Saudi Kayan Petrochemical Co.*	59,895
11,837	Saudi Telecom Co.	294,115
7,899	Savola Group (The)*	66,086
6,603	Yanbu National Petrochemical Co.	88,195

	Total Saudi Arabia	4,363,326

Singapore - 0.0%
6,000	BOC Aviation Ltd.(a)	56,682

South Africa - 4.4%
20,042	Absa Group Ltd.	201,449
805,700	Advtech Ltd.	587,987
1,690	Anglo American Platinum Ltd.	139,780
11,755	AngloGold Ashanti Ltd.	222,795
12,791	Aspen Pharmacare Holdings Ltd.*	102,386
9,595	Bid Corp., Ltd.	211,129
111,131	Bidvest Group Ltd. (The)	1,537,893
1,307	Capitec Bank Holdings Ltd.	126,409
7,661	Clicks Group Ltd.	130,968
10,460	Discovery Ltd.	84,176
7,496	Exxaro Resources Ltd.	68,212
96,861	FirstRand Ltd.	413,278
39,637	Fortress REIT Ltd., Class A Shares	53,411
5,918	Foschini Group Ltd. (The)	62,675
25,996	Gold Fields Ltd.	138,379
79,517	Growthpoint Properties Ltd., REIT	123,762
23,284	Impala Platinum Holdings Ltd.*	178,935
8,314	Investec Ltd.	47,692
1,756	Kumba Iron Ore Ltd.	44,991

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa - 4.4% - (continued)
4,363	Liberty Holdings Ltd.	$33,151
838,752	Life Healthcare Group Holdings Ltd.	1,413,716
26,001	Momentum Metropolitan Holdings	36,103
8,026	Mr Price Group Ltd.	95,718
46,636	MTN Group Ltd.	293,820
13,547	MultiChoice Group*	112,054
25,374	Naspers Ltd., Class N Shares	3,627,891
91,868	Nedbank Group Ltd.	1,370,818
10,626	Northam Platinum Ltd.*	77,659
145,742	Old Mutual Ltd.	184,241
22,104	Pepkor Holdings Ltd.(a)	26,670
8,365	Pick n Pay Stores Ltd.	38,756
451,961	PPC Ltd.*	93,321
4,079	PSG Group Ltd.	64,864
20,832	Rand Merchant Investment Holdings Ltd.	42,933
146,902	Redefine Properties Ltd., REIT	82,425
15,494	Remgro Ltd.	202,985
24,733	RMB Holdings Ltd.	135,962
335,000	Sanlam Ltd.	1,745,025
16,421	Sasol Ltd.	295,402
188,189	Shoprite Holdings Ltd.	1,646,244
65,569	Sibanye Gold Ltd.*	130,317
6,132	SPAR Group Ltd. (The)	86,058
156,913	Standard Bank Group Ltd.	1,772,515
7,837	Telkom SA SOC Ltd.	25,052
4,420	Tiger Brands Ltd.	61,627
1,776,173	Transaction Capital Ltd.	2,651,030
223,151	Vodacom Group Ltd.(d)	1,838,745
28,803	Woolworths Holdings Ltd.	102,435

	Total South Africa	22,763,844

South Korea - 9.2%
976	Amorepacific Corp.	156,560
661	AMOREPACIFIC Group	45,426
233	BGF retail Co., Ltd.	33,185
8,650	BNK Financial Group Inc.	50,968
1,538	Celltrion Healthcare Co., Ltd.*(d)	64,107
2,586	Celltrion Inc.*(d)	380,822
2,195	Cheil Worldwide Inc.	43,983
218	CJ CheilJedang Corp.	45,860
488	CJ Corp.	38,131
353	CJ ENM Co., Ltd.	45,590
248	CJ Logistics Corp.*	33,091
950	Daelim Industrial Co., Ltd.	72,314
1,962	Daewoo Engineering & Construction Co., Ltd.*	7,411
1,129	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	25,260
1,408	DB Insurance Co., Ltd.	66,490
1,233	Doosan Bobcat Inc.	32,717
14,000	Douzone Bizon Co., Ltd.	846,000
480	E-MART Inc.	53,321
1,475	Fila Korea Ltd.	64,415
1,746	GS Engineering & Construction Corp.	44,363
1,329	GS Holdings Corp.	53,846
684	GS Retail Co., Ltd.	22,056
9,106	Hana Financial Group Inc.	275,659
2,943	Hankook Tire & Technology Co., Ltd.	83,070
185	Hanmi Pharm Co., Ltd.	50,167
5,435	Hanon Systems	49,698
3,358	Hanwha Chemical Corp.	49,981
823	Hanwha Corp.	17,145
47,549	Hanwha Life Insurance Co., Ltd.	92,155
755	HDC Hyundai Development Co-Engineering & Construction, Class E Shares	17,668

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 9.2% - (continued)
547	Helixmith Co., Ltd.*	$42,120
1,098	HLB Inc.*(d)	106,960
1,026	Hotel Shilla Co., Ltd.	73,674
403	Hyundai Department Store Co., Ltd.	28,377
2,491	Hyundai Engineering & Construction Co., Ltd.	86,401
569	Hyundai Glovis Co., Ltd.	72,500
330	Hyundai Heavy Industries Holdings Co., Ltd.	96,795
1,535	Hyundai Marine & Fire Insurance Co., Ltd.	36,388
13,905	Hyundai Mobis Co., Ltd.	2,884,725
4,655	Hyundai Motor Co.	476,705
2,277	Hyundai Steel Co.	61,323
7,803	Industrial Bank of Korea	77,597
1,405	Kakao Corp.	184,906
3,485	Kangwon Land Inc.	86,592
80,830	KB Financial Group Inc.	3,153,032
123	KCC Corp.	22,599
7,881	Kia Motors Corp.	288,633
751	KMW Co., Ltd.*	29,492
9,100	Koh Young Technology Inc.	771,709
2,035	Korea Aerospace Industries Ltd.	64,242
7,576	Korea Electric Power Corp.	178,891
714	Korea Gas Corp.	22,639
1,278	Korea Investment Holdings Co., Ltd.	77,619
1,137	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	115,580
258	Korea Zinc Co., Ltd.	88,573
1,192	Korean Air Lines Co., Ltd.	24,969
21,523	KT&G Corp.	1,781,910
672	Kumho Petrochemical Co., Ltd.	41,721
1,311	LG Chem Ltd.	340,836
2,582	LG Corp.	155,193
7,331	LG Display Co., Ltd.	91,403
3,166	LG Electronics Inc.	187,628
267	LG Household & Health Care Ltd.	285,958
336	LG Innotek Co., Ltd.	34,746
3,523	LG Uplus Corp.	39,954
404	Lotte Chemical Corp.	75,404
904	Lotte Corp.	27,353
312	Lotte Shopping Co., Ltd.	34,988
148	Medy-Tox Inc.	38,013
8,685	Meritz Securities Co., Ltd.	31,239
12,449	Mirae Asset Daewoo Co., Ltd.	76,404
4,186	NAVER Corp.	609,357
443	NCSoft Corp.	185,134
740	Netmarble Corp.*(a)	55,114
3,693	NH Investment & Securities Co., Ltd.	38,757
582	OCI Co., Ltd.	30,590
996	Orange Life Insurance Ltd.(a)	24,050
640	Orion Corp.	55,791
19	Ottogi Corp.	8,969
6,901	Pan Ocean Co., Ltd.*	24,597
177	Pearl Abyss Corp.*	27,758
2,201	POSCO	425,930
706	POSCO Chemical Co., Ltd.	28,740
1,129	Posco International Corp.	17,450
519	S-1 Corp.	41,112
462	Samsung Biologics Co., Ltd.*(a)	153,963
2,351	Samsung C&T Corp.	197,218
865	Samsung Card Co., Ltd.	27,167
1,548	Samsung Electro-Mechanics Co., Ltd.(d)	145,425
323,217	Samsung Electronics Co., Ltd.	13,798,435
4,498	Samsung Engineering Co., Ltd.*	71,627

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 9.2% - (continued)
938	Samsung Fire & Marine Insurance Co., Ltd.	$184,815
13,465	Samsung Heavy Industries Co., Ltd.*	79,549
2,175	Samsung Life Insurance Co., Ltd.	132,110
17,145	Samsung SDI Co., Ltd.	3,351,920
1,034	Samsung SDS Co., Ltd.	171,199
2,009	Samsung Securities Co., Ltd.	61,527
99,540	Shinhan Financial Group Co., Ltd.	3,670,219
241	Shinsegae Inc.	57,455
970	SK Holdings Co., Ltd.	211,761
90,841	SK Hynix Inc.	6,219,775
1,639	SK Innovation Co., Ltd.	203,390
475	SK Telecom Co., Ltd.	98,560
1,393	S-Oil Corp.	105,259
27,694	Woongjin Coway Co., Ltd.	2,102,505
13,570	Woori Financial Group Inc.	134,780
246	Yuhan Corp.	44,971

	Total South Korea	48,054,229

Spain - 0.6%
2,268	AmRest Holdings SE*	27,177
127,271	CIE Automotive SA	3,066,229

	Total Spain	3,093,406

Switzerland - 0.2%
19,800	Wizz Air Holdings PLC, (Restricted, cost - $385,111, acquired 7/21/16)*(a)(c)	1,010,494

Taiwan - 6.2%
15,000	Accton Technology Corp.	78,139
72,000	Acer Inc.	42,335
9,799	Advantech Co., Ltd.	96,263
4,000	Airtac International Group	57,948
106,498	ASE Technology Holding Co., Ltd.	263,732
60,000	Asia Cement Corp.	89,371
23,000	Asustek Computer Inc.	173,761
267,000	AU Optronics Corp.	76,882
170,000	Catcher Technology Co., Ltd.	1,389,466
232,738	Cathay Financial Holding Co., Ltd.	318,086
35,662	Chailease Holding Co., Ltd.	159,656
168,418	Chang Hwa Commercial Bank Ltd.	126,648
54,000	Cheng Shin Rubber Industry Co., Ltd.	73,632
17,130	Chicony Electronics Co., Ltd.	49,658
67,000	China Airlines Ltd.	19,782
404,000	China Development Financial Holding Corp.	128,566
63,390	China Life Insurance Co., Ltd.*	52,636
341,000	China Steel Corp.	261,465
395,900	Chroma ATE Inc.	1,809,160
111,000	Chunghwa Telecom Co., Ltd.	410,836
139,000	Compal Electronics Inc.	85,669
523,880	CTBC Financial Holding Co., Ltd.	375,209
56,000	Delta Electronics Inc.	257,091
318,394	E.Sun Financial Holding Co., Ltd.	282,320
5,100	Eclat Textile Co., Ltd.	66,199
63,084	Eva Airways Corp.	28,929
61,223	Evergreen Marine Corp. Taiwan Ltd.*	24,868
85,000	Far Eastern New Century Corp.	82,895
50,000	Far EasTone Telecommunications Co., Ltd.	119,741
9,100	Feng TAY Enterprise Co., Ltd.	56,995
303,105	First Financial Holding Co., Ltd.	227,978
97,000	Formosa Chemicals & Fibre Corp.	277,619
36,000	Formosa Petrochemical Corp.	113,315
132,000	Formosa Plastics Corp.	420,634
15,000	Formosa Taffeta Co., Ltd.	16,713
21,230	Foxconn Technology Co., Ltd.	46,363

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 6.2% - (continued)
186,000	Fubon Financial Holding Co., Ltd.	$273,122
10,000	Giant Manufacturing Co., Ltd.	72,492
7,000	Globalwafers Co., Ltd.	76,078
19,000	Highwealth Construction Corp.	28,970
7,938	Hiwin Technologies Corp.	67,839
1,143,660	Hon Hai Precision Industry Co., Ltd.	3,315,424
9,000	Hotai Motor Co., Ltd.	176,231
245,791	Hua Nan Financial Holdings Co., Ltd.	174,705
178,000	Innolux Corp.	46,117
79,000	Inventec Corp.	59,182
2,541	Largan Precision Co., Ltd.	369,169
61,264	Lite-On Technology Corp., ADR	97,128
44,000	MediaTek Inc.	607,496
310,000	Mega Financial Holding Co., Ltd.	307,842
22,000	Micro-Star International Co., Ltd.	60,464
154,000	Nan Ya Plastics Corp.	360,983
30,000	Nanya Technology Corp.	69,972
5,000	Nien Made Enterprise Co., Ltd.	45,607
17,000	Novatek Microelectronics Corp.	124,466
63,000	Pegatron Corp.	140,537
4,000	Phison Electronics Corp.	37,278
59,000	Pou Chen Corp.	76,876
17,000	Powertech Technology Inc.	52,458
177,660	Poya International Co., Ltd.	2,513,214
16,539	President Chain Store Corp.	165,609
76,000	Quanta Computer Inc.	150,271
13,000	Realtek Semiconductor Corp.	98,307
16,120	Ruentex Development Co., Ltd.*	24,093
4,400	Ruentex Industries Ltd.*	10,911
96,206	Shanghai Commercial & Savings Bank Ltd. (The)	157,377
318,290	Shin Kong Financial Holding Co., Ltd.*	104,754
332,846	SinoPac Financial Holdings Co., Ltd.	140,097
5,629	Standard Foods Corp.	12,224
35,700	Synnex Technology International Corp.	43,126
114,000	TaiMed Biologics Inc.*	509,948
277,575	Taishin Financial Holding Co., Ltd.	129,561
126,156	Taiwan Business Bank	51,645
132,265	Taiwan Cement Corp.	179,493
275,527	Taiwan Cooperative Financial Holding Co., Ltd.	187,266
60,000	Taiwan High Speed Rail Corp.	70,653
48,000	Taiwan Mobile Co., Ltd.	180,047
1,147,132	Taiwan Semiconductor Manufacturing Co., Ltd.	11,508,961
57,000	Tatung Co., Ltd.*	41,168
139,000	Uni-President Enterprises Corp.	330,311
343,000	United Microelectronics Corp.	168,168
23,000	Vanguard International Semiconductor Corp.	53,987
7,000	Walsin Technology Corp.	38,982
10,000	Win Semiconductors Corp.	99,095
84,000	Winbond Electronics Corp.	48,018
73,361	Wistron Corp.	66,565
2,000	Wiwynn Corp.	36,229
48,760	WPG Holdings Ltd.	60,649
8,188	Yageo Corp.	88,523
299,000	Yuanta Financial Holding Co., Ltd.	193,431
14,000	Zhen Ding Technology Holding Ltd.	61,817

	Total Taiwan	32,325,496

Thailand - 2.2%
33,400	Advanced Info Service PCL, NVDR	234,335
128,800	Airports of Thailand PCL, NVDR	321,848
20,800	B Grimm Power PCL, NVDR	36,486
16,300	Bangkok Bank PCL, Class Registered Shares	95,772

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 2.2% - (continued)
252,000	Bangkok Dusit Medical Services PCL, NVDR	$205,237
215,400	Bangkok Expressway & Metro PCL, NVDR	77,010
132,800	Banpu PCL, NVDR	51,017
34,400	Berli Jucker PCL, NVDR	51,806
220,700	BTS Group Holdings PCL, NVDR	100,093
10,500	Bumrungrad Hospital PCL, NVDR	47,101
67,000	Central Pattana PCL, NVDR	138,027
112,900	Charoen Pokphand Foods PCL, NVDR	102,766
693,900	CP ALL PCL, NVDR	1,745,984
7,700	Electricity Generating PCL, NVDR	87,936
52,500	Energy Absolute PCL, NVDR	74,269
19,700	Global Power Synergy PCL, NVDR	53,173
17,300	Gulf Energy Development PCL, NVDR	95,610
187,100	Home Product Center PCL, NVDR	102,009
47,600	Indorama Ventures PCL, NVDR	54,694
64,400	Intouch Holdings PCL, NVDR	125,227
206,100	IRPC PCL, NVDR	23,869
291,800	Kasikornbank PCL	1,497,878
23,000	Kasikornbank PCL, NVDR	117,993
110,000	Krung Thai Bank PCL, NVDR	59,727
226,700	Land and Houses PCL, NVDR	73,551
87,700	Minor International PCL, NVDR	111,741
19,800	Muangthai Capital PCL, NVDR	39,476
22,800	Osotspa PCL, NVDR	30,942
41,400	PTT Exploration & Production PCL, NVDR	164,369
66,200	PTT Global Chemical PCL, NVDR	117,756
329,800	PTT PCL, NVDR	472,155
21,400	Ratch Group PCL, NVDR	50,130
14,600	Robinson PCL, NVDR	31,790
93,300	Siam Cement PCL, Class Registered Shares	1,177,258
23,200	Siam Cement PCL, NVDR	292,582
20,000	Siam Commercial Bank PCL, NVDR	80,072
165,000	Srisawad Corp. PCL	342,896
1,073,174	Srisawad Corp. PCL, NVDR	2,226,999
1,083,000	Thai Beverage PCL	704,564
24,300	Thai Oil PCL, NVDR	55,474
92,400	Thai Union Group PCL, NVDR	42,208
648,476	TMB Bank PCL, NVDR	34,362
20,200	Total Access Communication PCL, NVDR	35,767
336,600	True Corp. PCL, NVDR(d)	49,454

	Total Thailand	11,633,413

Turkey - 2.2%
92,671	Akbank T.A.S.*	124,623
5,229	Anadolu Efes Biracilik Ve Malt Sanayii AS	19,661
5,951	Arcelik AS*	20,820
8,922	Aselsan Elektronik Sanayi Ve Ticaret AS	28,863
221,491	AvivaSA Emeklilik ve Hayat AS	459,193
11,261	BIM Birlesik Magazalar AS	90,042
41,908	Eregli Demir ve Celik Fabrikalari TAS	58,285
1,793	Ford Otomotiv Sanayi AS	19,860
27,526	Haci Ömer Sabanci Holding AS	43,395
638,617	KOC Holding AS	2,222,535
792,066	MLP Saglik Hizmetleri AS, (Restricted, cost - $2,280,100, acquired 2/7/18), Class B Shares*(a)(c)	2,121,953
882,254	Sok Marketler Ticaret AS*	1,515,821
4,165	TAV Havalimanlari Holding AS	19,478
428,100	Tofas Turk Otomobil Fabrikasi AS	1,803,805
121,820	Tüpras Türkiye Petrol Rafinerileri AS	2,617,595
14,117	Turk Hava Yollari AO*	33,416
36,721	Turkcell Iletisim Hizmetleri AS	86,389
68,320	Türkiye Garanti Bankasi AS*	119,863
46,584	Turkiye Is Bankasi AS, Class C Shares*	49,631

	Total Turkey	11,455,228

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
United Arab Emirates - 0.7%
80,337	Abu Dhabi Commercial Bank PJSC	$165,018
113,653	Aldar Properties PJSC	67,139
5,248	DP World PLC	65,809
52,710	Dubai Islamic Bank PJSC	76,105
1,936	Emaar Development PJSC	1,897
67,240	Emaar Malls PJSC	34,989
95,193	Emaar Properties PJSC	106,972
50,462	Emirates Telecommunications Group Co. PJSC	223,930
82,601	First Abu Dhabi Bank PJSC	342,086
80,450	NMC Health PLC(d)	2,608,165

	Total United Arab Emirates	3,692,110

United Kingdom - 0.5%
641,000	Helios Towers PLC*	1,036,337
64,788	Mondi PLC	1,403,138
6,613	Unilever NV	391,766

	Total United Kingdom	2,831,241

United States - 0.4%
109,600	Laureate Education Inc., Class A Shares*	1,901,560
25,000	Nexteer Automotive Group Ltd.	20,953

	Total United States	1,922,513

Uruguay - 0.1%
180,860	Biotoscana Investments SA BDR*	382,362

	TOTAL COMMON STOCKS (Cost - $409,004,010)	500,893,098

PREFERRED STOCKS - 1.5%
Brazil - 1.2%
113,914	Banco Bradesco SA, Class Preferred Shares	896,927
4,801	Braskem SA, Class Preferred A Shares	31,707
7,736	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	65,584
4,986	Cia Brasileira de Distribuicao, Class Preferred Shares	94,305
28,731	Cia Energetica de Minas Gerais, Class Preferred Shares	88,468
31,169	Gerdau SA, Class Preferred Shares	125,025
403,238	Itaú Unibanco Holding SA, Class Preferred Shares	3,311,040
130,984	Itausa - Investimentos Itau SA, Class Preferred Shares	410,122
17,371	Lojas Americanas SA, Class Preferred Shares	91,319
121,562	Petroleo Brasileiro SA, Class Preferred Shares	836,103
13,071	Telefonica Brasil SA, Class Preferred Shares	173,482

	Total Brazil	6,124,082

Chile - 0.0%
10,869	Embotelladora Andina SA, Class Preferred B Shares	27,687
3,692	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	87,627

	Total Chile	115,314

Colombia - 0.1%
13,625	Bancolombia SA, Class Preferred Shares	167,899
137,550	Grupo Aval Acciones y Valores SA, Class Preferred Shares	55,340

	Total Colombia	223,239

Russia - 0.0%
134,070	Surgutneftegas PJSC, Class Preferred Shares	119,133
13	Transneft PJSC, Class Preferred Shares	34,331

	Total Russia	153,464

South Korea - 0.2%
108	Amorepacific Corp., Class Preferred Shares	8,025
1,024	Hyundai Motor Co., Class Preferred 2nd Shares	70,556
565	Hyundai Motor Co., Class Preferred Shares	34,477
157	LG Chem Ltd., Class Preferred Shares	22,190
55	LG Household & Health Care Ltd., Class Preferred Shares	34,632
24,763	Samsung Electronics Co., Ltd., Class Preferred Shares	858,465

	Total South Korea	1,028,345

	TOTAL PREFERRED STOCKS (Cost - $6,140,534)	7,644,444

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
RIGHTS - 0.0%
Brazil - 0.0%
2,910		Centrais Eletricas Brasileiras SA*(f)	$67

		Total Brazil	67

China - 0.0%
1,176		Legend Holdings Corp.*(e)	2,419

South Korea - 0.0%
67		AMOREPACIFIC Group*(e)#	—

		TOTAL RIGHTS (Cost - $0)	2,486

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $415,144,544)	508,540,028

Face Amount†
SHORT-TERM INVESTMENTS (g) - 4.1%
MONEY MARKET FUND - 1.7%
$ 8,902,609		Invesco STIT - Government & Agency Portfolio, 1.518%, Institutional Class(h) (Cost - $8,902,609)	8,902,609

TIME DEPOSITS - 2.4%
1,008,320		Barclays Bank PLC - London, 0.920% due 12/2/19	1,008,320
		BBH - Grand Cayman:
10	GBP	0.370% due 12/2/19	13
1	SGD	0.650% due 12/2/19	1
648	HKD	0.970% due 12/2/19	83
369	ZAR	5.600% due 12/2/19	25
		BNP Paribas - Paris:
49,315	EUR	(0.670)% due 12/2/19	54,328
717,456	HKD	0.970% due 12/2/19	91,651
800,981	ZAR	5.600% due 12/2/19	54,682
7,992,071		Citibank - New York, 0.920% due 12/2/19	7,992,071
3,288,107		JPMorgan Chase & Co. - New York, 0.920% due 12/2/19	3,288,107

		TOTAL TIME DEPOSITS (Cost - $12,489,281)	12,489,281

		TOTAL SHORT-TERM INVESTMENTS (Cost - $21,391,890)	21,391,890

		TOTAL INVESTMENTS - 101.8% (Cost - $436,536,434)	529,931,918

		Liabilities in Excess of Other Assets - (1.8)%	(9,222,646)

		TOTAL NET ASSETS - 100.0%	$520,709,272

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $20,351,491 and represents 3.9% of net assets.

(b)	Security trades on the Hong Kong exchange.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2019, amounts to approximately $19,601,774 and represents 3.8% of net assets.
(d)	All or a portion of this security is on loan (See Note 1).
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Illicuid security.
(g)	Inclusive of all short-term holdings, including investment of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.4%.
(h)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2019, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Emerging Markets Equity Fund	$436,536,434	$137,853,651	$(44,443,461)	$93,410,190

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
BDR	—	Brazilian Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials
Banks	19.1%
Insurance	5.4
Consumer Finance	1.9
Other Financials	1.2
Consumer Discretionary	16.7
Information Technology	12.7
Communication Services	11.1
Industrials	6.9
Energy	5.8
Consumer Staples	5.0
Materials	4.7
Health Care	3.7
Real Estate	2.2
Utilities	1.2
Short-Term Investments	2.4

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At November 30, 2019, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Emerging Markets E-mini Index December Futures	31	12/19	$1,594,194	$1,608,900	$14,706

At November 30, 2019, Emerging Markets Equity Fund had deposited cash of $80,600 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 30.5%
FHLMC - 8.8%
		Federal Home Loan Mortgage Corp. (FHLMC):
$ 2,215,654		5.000% due 6/1/21 - 1/1/49	$2,387,187
24,028,016		4.000% due 10/1/25 - 7/1/49	25,264,064
3,751,000		4.500% due 4/1/29 - 12/1/48	3,947,072
508,737		5.500% due 1/1/30 - 2/1/40	565,308
28,360,596		3.000% due 3/1/31 - 10/1/49	28,999,135
2,612,468		2.500% due 9/1/31 - 10/1/49	2,645,860
38,911,965		3.500% due 6/1/33 - 9/1/49	40,588,506
45,502		6.000% due 5/1/38 - 6/1/39	51,977
13,176		7.000% due 3/1/39	15,083
137,997		6.500% due 9/1/39	157,105

		TOTAL FHLMC	104,621,297

FNMA - 14.6%
		Federal National Mortgage Association (FNMA):
1,412,897		5.500% due 1/1/20 - 9/1/56	1,566,084
90,704		4.400% due 2/1/20	90,862
165,334		6.000% due 9/1/21 - 10/1/35	182,626
3,203,882		5.000% due 6/1/22 - 8/1/49	3,461,723
10,674,354		4.500% due 3/1/24 - 9/1/57	11,403,238
28,149,766		4.000% due 4/1/24 - 6/1/57	29,610,958
39,491,375		3.500% due 11/1/25 - 3/1/57	41,126,905
3,729,374		2.500% due 11/1/27 - 10/1/42	3,768,672
45,225,177		3.000% due 12/1/27 - 11/1/49	46,236,047
1,285,323		3.640% due 3/1/28 - 11/1/28	1,400,229
525,000		3.010% due 4/1/28	555,211
545,000		3.050% due 4/1/28	577,975
815,000		3.480% due 8/1/28	885,961
1,735,000		3.740% due 2/1/29	1,926,945
1,390,000		3.870% due 2/1/29	1,558,298
100,000		3.300% due 4/1/29	107,896
100,000		3.090% due 5/1/29	107,019
79,511		3.160% due 5/1/29	84,748
99,226		3.190% due 5/1/29	105,901
150,000		3.240% due 5/1/29	161,265
139,314		3.260% due 5/1/29	149,583
30,000		3.350% due 5/1/29	32,472
100,000		2.740% due 8/1/29	103,984
400,000		2.790% due 8/1/29	417,623
1,125,000		2.280% due 10/1/29	1,123,751
30,000		2.520% due 10/1/29	30,640
777,318		4.240% due 12/1/29	884,672
100,000		3.310% due 5/1/31	108,028
400,000		2.765% due 8/1/31	414,044
200,000		2.770% due 8/1/31	207,122
100,000		2.800% due 8/1/31	103,863
200,000		2.810% due 8/1/31	206,729
200,000		2.850% due 8/1/31	208,726
200,000		2.860% due 8/1/31	208,805
100,000		2.870% due 8/1/31	104,800
200,000		2.915% due 8/1/31	208,300

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 30.5% - (continued)
FNMA - 14.6% - (continued)
$ 300,000		2.930% due 8/1/31	$313,075
100,000		2.450% due 9/1/31	100,454
100,000		2.670% due 9/1/31	102,928
1,150,000		3.280% due 3/1/33	1,241,549
1,363,025		3.990% due 11/1/33	1,526,084
14,775,000		2.500% due 1/1/34 - 1/1/49(a)	14,832,457
124,416		4.550% (1-Year USD-LIBOR + 1.550%) due 3/1/34(b)	129,511
344,885		3.360% due 7/1/35	377,099
31,010		4.263% (1-Year Treasury Average Rate + 1.835%) due 10/1/35(b)	32,050
27,958		4.297% (1-Year Treasury Average Rate + 1.882%) due 11/1/35(b)	28,946
11,361		4.371% (1-Year Treasury Average Rate + 1.956%) due 11/1/35(b)	11,794
26,608		7.000% due 4/1/37	29,763
44,976		4.140% (1-Year USD-LIBOR + 1.265%) due 5/1/37(b)	47,197
222,719		6.500% due 9/1/37 - 5/1/40	252,116
3,900,000		3.000% due 1/1/49 - 12/1/49(a)	3,953,487
200,000		5.000% due 1/1/49(a)	213,855

		TOTAL FNMA	172,624,070

GNMA - 7.1%
		Government National Mortgage Association (GNMA):
40,204		6.000% due 12/15/33 - 6/15/37	45,171
477,093		5.000% due 10/15/34 - 9/15/40	523,923
38,115		5.500% due 5/15/37 - 6/15/38	42,494
65,104		6.500% due 1/15/38 - 10/15/38	77,108
116,039		4.500% due 3/15/41	127,136
620,242		4.000% due 6/15/41 - 11/15/45	674,869
326,332		3.000% due 9/15/42 - 10/15/42	336,916
163,245		3.500% due 6/15/48	171,399
3,200,000		2.500% due 1/15/49(a)	3,218,892
		Government National Mortgage Association II (GNMA):
221		9.000% due 11/20/21	223
93,748		6.000% due 7/20/37 - 11/20/40	107,347
7,466,161		4.500% due 1/20/40 - 3/20/49	7,880,036
1,950,570		5.000% due 7/20/40 - 1/20/49	2,075,758
13,357,763		4.000% due 11/20/40 - 11/20/49	14,004,436
9,411,442		3.000% due 1/20/43 - 10/20/49	9,674,301
27,415,922		3.500% due 6/20/43 - 10/20/49	28,478,677
15,250,000		3.000% due 12/1/48 - 1/1/49(a)	15,667,641
165,000		5.000% due 12/20/48(a)	173,743
199,627		2.500% due 9/20/49 - 11/20/49	197,964

		TOTAL GNMA	83,478,034

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $351,268,555)	360,723,401

CORPORATE BONDS & NOTES - 27.2%
Advertising - 0.0%
		Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes:
40,000	BBB	3.500% due 10/1/20	40,488
25,000	BBB	3.750% due 10/1/21	25,685

		Total Advertising	66,173

Aerospace/Defense - 0.8%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
105,000	BBB	2.850% due 12/15/20(c)	105,726
205,000	BBB	3.800% due 10/7/24(c)	217,138
600,000	BBB	3.850% due 12/15/25(c)	635,989

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Aerospace/Defense - 0.8% - (continued)
		Boeing Co. (The), Senior Unsecured Notes:
$ 50,000	A	3.100% due 5/1/26	$52,098
70,000	A	2.700% due 2/1/27	71,249
60,000	A	2.800% due 3/1/27	61,378
260,000	A	3.200% due 3/1/29	273,525
360,000	A	3.250% due 2/1/35	376,348
35,000	A	3.375% due 6/15/46	35,211
100,000	A	3.750% due 2/1/50	108,360
25,000	A	3.825% due 3/1/59	26,653
430,000	A+	General Dynamics Corp., Company Guaranteed Notes, 3.750% due 5/15/28	478,372
		L3 Technologies Inc., Company Guaranteed Notes:
350,000	BBB	3.850% due 6/15/23	365,705
35,000	BBB	3.950% due 5/28/24	36,042
320,000	BBB	3.850% due 12/15/26	324,152
		L3Harris Technologies Inc., Senior Unsecured Notes:
595,000	BBB	3.850% due 12/15/26(c)	640,227
945,000	BBB	4.400% due 6/15/28	1,056,674
60,000	BBB	5.054% due 4/27/45	75,299
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	A-	3.100% due 1/15/23	31,003
370,000	A-	2.900% due 3/1/25	385,261
170,000	A-	3.550% due 1/15/26	182,757
125,000	A-	3.600% due 3/1/35	138,428
40,000	A-	4.500% due 5/15/36	48,073
35,000	A-	4.070% due 12/15/42	40,439
80,000	A-	3.800% due 3/1/45	89,535
1,000	A-	4.090% due 9/15/52	1,178
		Northrop Grumman Corp., Senior Unsecured Notes:
80,000	BBB	2.080% due 10/15/20	80,105
981,000	BBB	2.930% due 1/15/25	1,008,505
422,000	BBB	3.250% due 1/15/28	440,468
60,000	BBB	4.030% due 10/15/47	67,423
		Raytheon Co., Senior Unsecured Notes:
40,000	A+	7.200% due 8/15/27	52,843
24,000	A+	7.000% due 11/1/28	31,487
55,000	A+	4.200% due 12/15/44	64,739
		Rockwell Collins Inc., Senior Unsecured Notes:
40,000	BBB+	3.100% due 11/15/21	40,675
20,000	BBB+	2.800% due 3/15/22	20,334
395,000	BBB-	Spirit AeroSystems Inc., Company Guaranteed Notes, 3.950% due 6/15/23	409,061
		United Technologies Corp., Senior Unsecured Notes:
555,000	BBB+	3.350% due 8/16/21	567,746
150,000	BBB+	1.950% due 11/1/21	149,944
120,000	BBB+	3.950% due 8/16/25	130,548
140,000	BBB+	4.125% due 11/16/28	157,647
190,000	BBB+	4.500% due 6/1/42	229,607
35,000	BBB+	3.750% due 11/1/46	38,552

		Total Aerospace/Defense	9,346,504

Agriculture - 0.6%
		Altria Group Inc., Company Guaranteed Notes:
130,000	BBB	4.750% due 5/5/21	134,969
60,000	BBB	3.490% due 2/14/22	61,645
70,000	BBB	3.800% due 2/14/24	73,612

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Agriculture - 0.6% - (continued)
$ 250,000	BBB	4.400% due 2/14/26	$270,565
585,000	BBB	4.800% due 2/14/29	647,283
501,000	BBB	5.800% due 2/14/39	589,830
730,000	BBB	5.950% due 2/14/49	880,728
145,000	BBB	6.200% due 2/14/59	174,508
		BAT Capital Corp., Company Guaranteed Notes:
15,000	BBB+	3.215% due 9/6/26	15,040
784,000	BBB+	3.557% due 8/15/27	799,279
630,000	BBB+	4.540% due 8/15/47	615,888
485,000	BBB+	4.758% due 9/6/49	492,473
		Philip Morris International Inc., Senior Unsecured Notes:
190,000	A	2.900% due 11/15/21	193,261
110,000	A	2.500% due 11/2/22	111,726
60,000	A	4.500% due 3/20/42	68,823
		Reynolds American Inc., Company Guaranteed Notes:
61,000	BBB+	3.250% due 6/12/20	61,354
50,000	BBB+	4.000% due 6/12/22	52,042
80,000	BBB+	4.450% due 6/12/25	85,725
915,000	BBB+	5.850% due 8/15/45	1,036,234
105,000	BBB+	RJ Reynolds Tobacco Co., Company Guaranteed Notes, 6.875% due 5/1/20	107,000

		Total Agriculture	6,471,985

Airlines - 0.2%
53,133	Aa2(d)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(c)	54,899
28,800	BBB+	Air Canada Class B Pass-Through Trust, Pass-Thru Certificates, 5.000% due 12/15/23(c)	30,023
198,644	A-	American Airlines Class A Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 4.950% due 1/15/23	207,890
77,500	BBB	American Airlines Class A Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(c)	79,711
25,450	Baa3(d)	American Airlines Class A Pass-Through Trust, Series 2017-2, Pass-Thru Certificates, 3.700% due 10/15/25	25,874
42,546	AA	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	44,753
49,112	AA+	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	50,736
101,136	AA+	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/28	102,993
42,060	Aa3(d)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	44,786
34,915	Aa3(d)	American Airlines Class AA Pass-Through Trust, Series 2017-2, Pass-Thru Certificates, 3.350% due 10/15/29	36,057
197,839	BBB	American Airlines Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.625% due 1/15/21(c)	202,105
1,115	BBB	American Airlines Class B Pass-Through Trust, Series 2014-1, Pass-Thru Certificates, 4.375% due 10/1/22	1,154
14,946	BBB	American Airlines Class B Pass-Through Trust, Series 2015-1, Pass-Thru Certificates, 3.700% due 5/1/23	15,109
130,417	BBB-	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	134,612
62,268	BBB-	American Airlines Class B Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 5.250% due 1/15/24	66,024
823	BBB	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	835
60,599	Baa3(d)	American Airlines Class B Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 4.950% due 2/15/25	64,416
286,000	A-	British Airways 2019-1 Class A Pass-Through Trust, Pass-Thru Certificates, 3.350% due 6/15/29(c)	298,249
18,844	A+	Continental Airlines Inc. Class A-1 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 7.256% due 3/15/20	19,067
341	BBB	Continental Airlines Inc. Class B Pass-Through Trust, Series 2012-1, Pass-Thru Certificates, 6.250% due 4/11/20	345
290,561	AAA	Delta Air Lines Class A Pass-Through Trust, Series 2009-1, Pass-Thru Certificates, 7.750% due 12/17/19	291,293
54,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	55,331
240,625	BBB-	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	258,970
45,000	BBB+	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/16/22	45,545
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
35,908	AA+	3.450% due 12/1/27	37,511
4,472	Aa3(d)	3.100% due 7/7/28	4,580
47,397	Aa3(d)	2.875% due 10/7/28	48,006
19,156	Aa3(d)	3.500% due 3/1/30	20,362
65,000	Aa3(d)	4.150% due 8/25/31	70,818
85,000	Aa3(d)	2.700% due 5/1/32	85,350

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Airlines - 0.2% - (continued)
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
$ 2,949	BBB	4.750% due 4/11/22	$3,041
8,773	BBB	4.625% due 9/3/22	9,059
4,972	Baa2(d)	3.650% due 10/7/25	5,023
16,559	Baa2(d)	3.650% due 1/7/26	16,861
96,000	Baa2(d)	3.500% due 5/1/28	97,200
3,492	BBB-	US Airways Class B Pass-Through Trust, Series 2012-2, Pass-Thru Certificates, 6.750% due 6/3/21	3,671
11,490	BBB-	US Airways Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.375% due 11/15/21	11,998
130,565	A+	US Airways Class G Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.076% due 3/20/21	136,122

		Total Airlines	2,680,379

Apparel - 0.0%
		Hanesbrands Inc., Company Guaranteed Notes:
10,000	BB-	4.625% due 5/15/24(c)	10,550
70,000	BB-	4.875% due 5/15/26(c)	74,628

		Total Apparel	85,178

Auto Manufacturers - 1.0%
65,000	A	American Honda Finance Corp., Senior Unsecured Notes, 2.900% due 2/16/24	66,926
20,000	A+	BMW US Capital LLC, Company Guaranteed Notes, 2.800% due 4/11/26(c)	20,285
		Daimler Finance North America LLC, Company Guaranteed Notes:
150,000	A	2.700% due 8/3/20(c)	150,600
385,000	A	2.000% due 7/6/21(c)	383,915
600,000	A	2.200% due 10/30/21(c)	600,306
40,000	BBB-	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	34,952
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
320,000	BBB-	8.125% due 1/15/20	322,273
290,000	BBB-	2.425% due 6/12/20	289,998
420,000	BBB-	2.343% due 11/2/20	418,605
430,000	BBB-	5.085% due 1/7/21	439,921
400,000	BBB-	3.200% due 1/15/21	401,680
1,515,000	BBB-	2.853% (3-Month USD-LIBOR + 0.810%) due 4/5/21(b)	1,507,499
235,000	BBB-	5.875% due 8/2/21	246,106
440,000	BBB-	2.881% (3-Month USD-LIBOR + 0.880%) due 10/12/21(b)	434,475
235,000	BBB-	3.813% due 10/12/21	238,517
295,000	BBB-	3.339% due 3/28/22	296,911
1,250,000	BBB-	2.982% (3-Month USD-LIBOR + 1.080%) due 8/3/22(b)	1,229,902
500,000	BBB-	4.389% due 1/8/26	501,191
		General Motors Co., Senior Unsecured Notes:
250,000	BBB	6.250% due 10/2/43	277,450
455,000	BBB	5.200% due 4/1/45	454,021
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
295,000	BBB	3.200% due 7/13/20	296,576
230,000	BBB	2.450% due 11/6/20	230,369
25,000	BBB	3.550% due 4/9/21	25,403
100,000	BBB	4.375% due 9/25/21	103,469
15,000	BBB	3.450% due 4/10/22	15,299
130,000	BBB	3.700% due 5/9/23	133,843
63,000	BBB	5.250% due 3/1/26	68,693
269,000	BBB	4.350% due 1/17/27	279,162
130,000	BBB	Senior Unsecured Notes, 4.200% due 11/6/21	134,338
		Hyundai Capital America, Senior Unsecured Notes:
20,000	BBB+	2.550% due 4/3/20(c)	20,017
218,000	BBB+	3.000% due 10/30/20(c)	219,509

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Auto Manufacturers - 1.0% - (continued)
$ 10,000	BBB+	3.750% due 7/8/21(c)	$10,212
250,000	BBB+	3.950% due 2/1/22(c)	257,019
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	BBB+	3.000% due 8/29/22(c)	201,719
200,000	BBB+	3.750% due 3/5/23(c)	206,510
20,000	A-	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 3.650% due 9/21/21(c)	20,440
160,000	AA-	Toyota Motor Corp., Senior Unsecured Notes, 2.358% due 7/2/24	162,355
30,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 3.450% due 9/20/23	31,587
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
220,000	BBB+	2.400% due 5/22/20(c)	220,273
200,000	BBB+	4.000% due 11/12/21(c)	206,767
130,000	BBB+	Volkswagen International Finance NV, Company Guaranteed Notes, 4.000% due 8/12/20(c)	131,670

		Total Auto Manufacturers	11,290,763

Auto Parts & Equipment - 0.0%
		Aptiv PLC, Company Guaranteed Notes:
6,000	BBB	4.400% due 10/1/46	5,940
15,000	BBB	5.400% due 3/15/49	17,232
15,000	BBB-	Lear Corp., Senior Unsecured Notes, 5.250% due 5/15/49	15,553

		Total Auto Parts & Equipment	38,725

Banks - 7.0%
756,000	A	ABN AMRO Bank NV, Senior Unsecured Notes, 2.650% due 1/19/21(c)	761,334
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	208,724
400,000	A	2.706% due 6/27/24	404,385
600,000	A-	4.379% due 4/12/28	658,137
200,000	A	3.306% due 6/27/29	206,476
		Bank of America Corp.:
		Senior Unsecured Notes:
950,000	A-	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(b)	952,098
750,000	A-	3.499% (3-Month USD-LIBOR + 0.630%) due 5/17/22(b)	765,853
1,240,000	A-	3.124% (3-Month USD-LIBOR + 1.160%) due 1/20/23(b)	1,265,505
30,000	A-	2.816% (3-Month USD-LIBOR + 0.930%) due 7/21/23(b)	30,460
1,111,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(b)	1,135,239
490,000	A-	4.125% due 1/22/24	526,388
955,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(b)	993,153
515,000	A-	4.000% due 4/1/24	551,531
610,000	A-	3.458% (3-Month USD-LIBOR + 0.970%) due 3/15/25(b)	636,632
100,000	A-	2.456% (3-Month USD-LIBOR + 0.870%) due 10/22/25(b)	100,398
210,000	A-	3.500% due 4/19/26	223,086
465,000	A-	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(b)	490,958
620,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(b)	668,476
265,000	A-	3.705% (3-Month USD-LIBOR + 1.512%) due 4/24/28(b)	282,893
155,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(b)	164,554
514,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(b)	539,334
350,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(b)	381,201
500,000	A-	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(b)	546,987
310,000	A-	3.194% (3-Month USD-LIBOR + 1.180%) due 7/23/30(b)	320,574
60,000	A-	4.244% (3-Month USD-LIBOR + 1.814%) due 4/24/38(b)	69,465
240,000	A-	5.000% due 1/21/44	313,579
710,000	A-	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(b)	855,878
		Subordinated Notes:
891,000	BBB+	4.200% due 8/26/24	955,312
1,295,000	BBB+	4.000% due 1/22/25	1,378,922

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Banks - 7.0% - (continued)
$ 194,000	BBB+	4.450% due 3/3/26	$213,141
50,000	BBB+	Bank of Montreal, Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(b)	52,100
		Bank of New York Mellon Corp. (The):
		Senior Unsecured Notes:
500,000	A	2.661% (3-Month USD-LIBOR + 0.634%) due 5/16/23(b)	506,848
195,000	A	3.400% due 5/15/24	205,976
72,000	A	3.442% (3-Month USD-LIBOR + 1.069%) due 2/7/28(b)	76,832
20,000	A-	Subordinated Notes, 3.300% due 8/23/29	21,085
100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	102,333
		Barclays PLC, Senior Unsecured Notes:
400,000	BBB	3.250% due 1/12/21	404,354
245,000	BBB	4.338% (3-Month USD-LIBOR + 1.356%) due 5/16/24(b)	257,127
260,000	BBB	4.375% due 1/12/26	279,353
620,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(b)	695,074
		BNP Paribas SA:
		Senior Unsecured Notes:
380,000	A-	3.500% due 3/1/23(c)	393,673
270,000	A-	3.375% due 1/9/25(c)	279,454
1,180,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(b)(c)	1,275,460
750,000	A-	4.400% due 8/14/28(c)	834,053
1,000,000	A-	5.198% (3-Month USD-LIBOR + 2.567%) due 1/10/30(b)(c)	1,178,998
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(b)(c)	213,226
362,000	A+	BPCE SA, Senior Unsecured Notes, 2.700% due 10/1/29(c)	360,799
280,000	BBB+	Capital One NA, Senior Unsecured Notes, 2.250% due 9/13/21	280,626
		CIT Group Inc., Senior Unsecured Notes:
90,000	BB+	4.750% due 2/16/24	96,300
40,000	BB+	5.250% due 3/7/25	44,100
		Citigroup Inc.:
530,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(b)(e)	577,358
		Senior Unsecured Notes:
100,000	BBB+	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(b)	109,055
314,000	BBB+	8.125% due 7/15/39	520,816
196,000	BBB+	4.650% due 7/30/45	240,268
100,000	BBB+	4.650% due 7/23/48	124,335
		Subordinated Notes:
890,000	BBB	4.400% due 6/10/25	962,134
250,000	BBB	5.500% due 9/13/25	286,019
890,000	BBB	4.300% due 11/20/26	970,058
390,000	BBB	4.450% due 9/29/27	429,595
30,000	BBB	6.625% due 6/15/32	39,868
100,000	BBB	6.675% due 9/13/43	145,864
286,000	BBB	5.300% due 5/6/44	363,020
30,000	BBB	4.750% due 5/18/46	35,904
15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	15,057
		Commonwealth Bank of Australia, Senior Unsecured Notes:
55,000	AA-	3.450% due 3/16/23(c)	57,245
58,000	AA-	3.900% due 7/12/47(c)	64,933
		Cooperatieve Rabobank UA:
		Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	334,922
990,000	BBB+	4.375% due 8/4/25	1,076,679
		Senior Unsecured Notes:
100,000	A+	4.750% due 1/15/20(c)	100,326

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Banks - 7.0% - (continued)
$ 510,000	A+	2.500% due 1/19/21	$513,215
270,000	A+	3.125% due 4/26/21	274,354
		Credit Suisse Group AG, Senior Unsecured Notes:
400,000	BBB+	4.282% due 1/9/28(c)	435,289
1,045,000	BBB+	3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(b)(c)	1,118,011
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
250,000	BBB+	3.125% due 12/10/20	252,536
250,000	BBB+	3.800% due 9/15/22	260,077
320,000	BBB+	4.550% due 4/17/26	355,795
		Danske Bank AS, Senior Unsecured Notes:
440,000	BBB+	5.000% due 1/12/22(c)	462,082
200,000	BBB+	3.001% (3-Month USD-LIBOR + 1.249%) due 9/20/22(b)(c)	201,439
1,200,000	BBB+	5.375% due 1/12/24(c)	1,318,603
38,000	BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.100% due 1/13/26	38,494
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(b)(e)	18,493
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
810,000	BBB+	6.000% due 6/15/20	827,241
190,000	BBB+	2.750% due 9/15/20	190,991
120,000	BBB+	2.875% due 2/25/21	121,160
115,000	BBB+	5.250% due 7/27/21	120,885
40,000	BBB+	2.707% (3-Month USD-LIBOR + 0.780%) due 10/31/22(b)	40,272
130,000	BBB+	3.200% due 2/23/23	133,792
245,000	BBB+	2.908% (3-Month USD-LIBOR + 1.053%) due 6/5/23(b)	248,739
210,000	BBB+	3.500% due 1/23/25	219,564
745,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(b)	771,354
150,000	BBB+	3.080% (3-Month USD-LIBOR + 1.170%) due 5/15/26(b)	151,665
150,000	BBB+	3.500% due 11/16/26	156,660
285,000	BBB+	3.850% due 1/26/27	303,707
135,000	BBB+	3.691% (3-Month USD-LIBOR + 1.510%) due 6/5/28(b)	143,226
620,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(b)	663,916
1,330,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(b)	1,466,050
210,000	BBB+	6.250% due 2/1/41	294,904
210,000	BBB+	4.750% due 10/21/45	256,155
		Subordinated Notes:
610,000	BBB-	4.250% due 10/21/25	659,175
460,000	BBB-	6.750% due 10/1/37	633,613
290,000	BBB-	5.150% due 5/22/45	357,218
		HSBC Holdings PLC:
		Junior Subordinated Notes:
240,000	Baa3(d)	6.250% (5-Year USD 1100 Run ICE Swap Rate + 3.453%)(b)(e)	250,972
210,000	Baa3(d)	6.375% (5-Year USD 1100 Run ICE Swap Rate + 3.705%)(b)(e)	223,538
640,000	Baa3(d)	6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(b)(e)	694,336
		Senior Unsecured Notes:
200,000	A	3.400% due 3/8/21	203,243
200,000	A	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(b)	204,151
200,000	A	3.950% (3-Month USD-LIBOR + 0.987%) due 5/18/24(b)	209,495
200,000	A	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(b)	212,868
1,010,000	A	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(b)	1,120,054
420,000	A	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(b)	449,410
		Subordinated Notes:
300,000	BBB+	4.250% due 3/14/24	317,859
240,000	BBB+	4.250% due 8/18/25	255,199

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Banks - 7.0% - (continued)
$ 390,000	BBB+	6.500% due 9/15/37	$530,416
100,000	A-	HSBC USA Inc., Subordinated Notes, 5.000% due 9/27/20	102,364
200,000	A-	ING Groep NV, Senior Unsecured Notes, 3.950% due 3/29/27	214,584
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
200,000	BBB	3.125% due 7/14/22(c)	201,346
200,000	BBB	3.375% due 1/12/23(c)	202,448
810,000	BB+	Subordinated Notes, 5.017% due 6/26/24(c)	843,228
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
90,000	A-	4.400% due 7/22/20	91,393
200,000	A-	2.550% due 3/1/21	201,384
99,000	A-	2.972% due 1/15/23	100,762
55,000	A-	3.166% (3-Month USD-LIBOR + 1.230%) due 10/24/23(b)	55,984
175,000	A-	3.559% (3-Month USD-LIBOR + 0.730%) due 4/23/24(b)	182,454
285,000	A-	3.797% (3-Month USD-LIBOR + 0.890%) due 7/23/24(b)	299,952
880,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(b)	936,724
450,000	A-	3.220% (3-Month USD-LIBOR + 1.155%) due 3/1/25(b)	465,727
700,000	A-	2.301% (SOFR + 1.160%) due 10/15/25(b)	698,961
180,000	A-	3.300% due 4/1/26	189,218
1,050,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(b)	1,129,725
375,000	A-	3.540% (3-Month USD-LIBOR + 1.380%) due 5/1/28(b)	397,943
520,000	A-	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(b)	551,081
580,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(b)	643,570
480,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(b)	544,198
385,000	A-	3.702% (3-Month USD-LIBOR + 1.160%) due 5/6/30(b)	414,619
170,000	A-	2.739% (SOFR + 1.510%) due 10/15/30(b)	169,826
200,000	A-	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(b)	227,688
		Subordinated Notes:
55,000	BBB+	3.375% due 5/1/23	57,064
315,000	BBB+	3.875% due 9/10/24	334,995
210,000	BBB+	4.250% due 10/1/27	232,008
490,000	BBB+	4.950% due 6/1/45	619,066
		KeyCorp, Senior Unsecured Notes:
150,000	BBB+	2.900% due 9/15/20	151,101
45,000	BBB+	4.150% due 10/29/25	49,208
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
1,945,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(b)	1,967,251
680,000	BBB+	3.900% due 3/12/24	716,309
200,000	BBB+	4.375% due 3/22/28	219,514
200,000	BBB+	3.574% (3-Month USD-LIBOR + 1.205%) due 11/7/28(b)	206,789
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	263,100
		Mizuho Financial Group Inc., Senior Unsecured Notes:
340,000	A-	2.953% due 2/28/22	345,885
480,000	A-	2.839% (3-Month USD-LIBOR + 0.980%) due 7/16/25(b)	486,252
340,000	A-	2.555% (3-Month USD-LIBOR + 1.100%) due 9/13/25(b)	339,994
300,000	A-	Nordea Bank Abp, Subordinated Notes, 4.875% due 5/13/21(c)	310,888
120,000	AA-	Royal Bank of Canada, Senior Unsecured Notes, 2.150% due 10/26/20	120,306
		Royal Bank of Scotland Group PLC:
		Senior Unsecured Notes:
400,000	BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	423,448
200,000	BBB	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(b)	211,197

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Banks - 7.0% - (continued)
$ 400,000	BBB	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(b)	$459,856
		Subordinated Notes:
30,000	BB+	6.125% due 12/15/22	32,581
320,000	BB+	6.100% due 6/10/23	350,788
80,000	BB+	6.000% due 12/19/23	88,577
110,000	BB+	5.125% due 5/28/24	118,535
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	32,299
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
600,000	BBB	2.875% due 8/5/21	606,312
560,000	BBB	3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(b)	569,463
70,000	A	Santander UK PLC, Senior Unsecured Notes, 2.375% due 3/16/20	70,068
260,000	A	Societe Generale SA, Senior Unsecured Notes, 2.500% due 4/8/21(c)	261,161
60,000	A	State Street Corp., Senior Unsecured Notes, 2.650% due 5/19/26	61,262
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
575,000	A-	2.934% due 3/9/21	581,942
90,000	A-	2.778% due 10/18/22	91,619
295,000	A-	2.632% due 7/14/26	295,463
200,000	A-	SunTrust Bank, Senior Unsecured Notes, 3.525% (3-Month USD-LIBOR + 0.500%) due 10/26/21(b)	202,571
35,000	BBB+	SunTrust Banks Inc., Senior Unsecured Notes, 4.000% due 5/1/25	37,877
50,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	50,584
200,000	A+	UBS AG, Senior Unsecured Notes, 2.450% due 12/1/20(c)	200,760
		UBS Group AG:
1,070,000	BB	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(b)(c)(e)	1,160,950
		Senior Unsecured Notes:
260,000	A-	2.650% due 2/1/22(c)	262,511
650,000	A-	3.491% due 5/23/23(c)	668,052
795,000	A-	2.859% (3-Month USD-LIBOR + 0.954%) due 8/15/23(b)(c)	805,328
310,000	A-	4.253% due 3/23/28(c)	339,195
		UniCredit SpA:
580,000	BBB-	Senior Unsecured Notes, 6.572% due 1/14/22(c)	621,965
200,000	BB+	Subordinated Notes, 7.296% (5-Year USD 1100 Run ICE Swap Rate + 4.914%) due 4/2/34(b)(c)	230,350
220,000	A+	US Bancorp, Senior Unsecured Notes, 2.400% due 7/30/24	223,073
470,000	BBB-	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(b)(e)	477,172
		Wells Fargo & Co.:
50,000	BBB-	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(b)(e)	55,582
		Senior Unsecured Notes:
5,000	A-	2.625% due 7/22/22	5,062
825,000	A-	3.750% due 1/24/24	872,207
135,000	A-	3.000% due 2/19/25	138,681
41,000	A-	3.550% due 9/29/25	43,326
565,000	A-	3.000% due 4/22/26	582,138
1,210,000	A-	3.000% due 10/23/26	1,245,053
550,000	A-	3.196% (3-Month USD-LIBOR + 1.170%) due 6/17/27(b)	568,199
535,000	A-	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(b)	569,179
690,000	A-	4.150% due 1/24/29	769,085
		Subordinated Notes:
330,000	BBB+	3.450% due 2/13/23	341,603
169,000	BBB+	4.480% due 1/16/24	182,886
140,000	BBB+	4.100% due 6/3/26	151,377
950,000	BBB+	4.300% due 7/22/27	1,042,834
230,000	BBB+	5.375% due 11/2/43	297,778
148,000	BBB+	5.606% due 1/15/44	195,238
280,000	BBB+	4.650% due 11/4/44	335,420

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Banks - 7.0% - (continued)
$ 450,000	BBB+	4.900% due 11/17/45	$559,689
40,000	BBB+	4.400% due 6/14/46	46,254
160,000	BBB+	4.750% due 12/7/46	195,776
790,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 2.600% due 1/15/21	796,063
100,000	BBB-	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	124,893
		Westpac Banking Corp., Senior Unsecured Notes:
20,000	AA-	2.300% due 5/26/20	20,037
140,000	AA-	2.600% due 11/23/20	140,889

		Total Banks	82,391,233

Beverages - 0.4%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	A-	3.650% due 2/1/26	364,724
970,000	A-	4.700% due 2/1/36	1,131,166
774,000	A-	4.900% due 2/1/46	931,152
80,000	A-	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	82,992
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
220,000	A-	3.500% due 1/12/24	231,303
180,000	A-	4.150% due 1/23/25	196,098
160,000	A-	4.000% due 4/13/28	176,627
70,000	A-	4.750% due 1/23/29	81,298
50,000	A-	4.950% due 1/15/42	59,540
340,000	A-	5.550% due 1/23/49	451,602
25,000	A-	4.750% due 4/15/58	30,047
		Bacardi Ltd., Company Guaranteed Notes:
155,000	BBB-	4.700% due 5/15/28(c)	168,548
140,000	BBB-	5.300% due 5/15/48(c)	160,020
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	176,125
		PepsiCo Inc., Senior Unsecured Notes:
65,000	A+	2.850% due 2/24/26	67,825
150,000	A+	2.375% due 10/6/26	153,189
355,000	BBB	Suntory Holdings Ltd., Senior Unsecured Notes, 2.250% due 10/16/24(c)	353,271

		Total Beverages	4,815,527

Biotechnology - 0.2%
		Amgen Inc., Senior Unsecured Notes:
60,000	A-	2.200% due 5/11/20	60,064
70,000	A-	3.625% due 5/22/24	74,293
45,000	A-	2.600% due 8/19/26	45,658
300,000	A-	4.400% due 5/1/45	339,731
54,000	A-	4.563% due 6/15/48	63,137
92,000	A-	4.663% due 6/15/51	108,916
		Celgene Corp., Senior Unsecured Notes:
10,000	A+	3.950% due 10/15/20	10,177
5,000	A+	3.250% due 8/15/22	5,167
35,000	A+	3.250% due 2/20/23	36,271
65,000	A+	3.900% due 2/20/28	71,237
		Gilead Sciences Inc., Senior Unsecured Notes:
40,000	A	2.550% due 9/1/20	40,189
160,000	A	3.700% due 4/1/24	169,594
60,000	A	3.650% due 3/1/26	64,544
50,000	A	2.950% due 3/1/27	51,824
55,000	A	4.600% due 9/1/35	65,706
160,000	A	4.800% due 4/1/44	192,389
315,000	A	4.750% due 3/1/46	380,793

		Total Biotechnology	1,779,690

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Building Materials - 0.0%
$ 5,000	BBB+	Johnson Controls International PLC, Senior Unsecured Notes, 3.900% due 2/14/26	$5,359
30,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	28,444

		Total Building Materials	33,803

Chemicals - 0.3%
200,000	A-	Air Liquide Finance SA, Company Guaranteed Notes, 1.750% due 9/27/21(c)	199,142
		Dow Chemical Co. (The), Senior Unsecured Notes:
145,000	BBB	4.550% due 11/30/25	160,304
194,000	BBB	3.625% due 5/15/26	202,801
126,000	BBB	4.375% due 11/15/42	132,825
		DuPont de Nemours Inc., Senior Unsecured Notes:
505,000	A-	4.493% due 11/15/25	556,026
75,000	A-	5.419% due 11/15/48	93,538
61,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	64,050
200,000	BBB+	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26(c)	213,292
405,000	BBB	International Flavors & Fragrances Inc., Senior Unsecured Notes, 5.000% due 9/26/48	473,770
40,000	BBB+	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 10/15/49	41,103
200,000	BBB+	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	212,606
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	60,902
30,000	BBB	4.400% due 7/15/44	29,441
60,000	BBB	Nutrien Ltd., Senior Unsecured Notes, 4.875% due 3/30/20	60,533
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(c)	212,398
30,000	BBB	Sherwin-Williams Co. (The), Senior Unsecured Notes, 4.000% due 12/15/42	30,960
200,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.933% due 4/23/21(c)	203,572

		Total Chemicals	2,947,263

Commercial Services - 0.1%
110,000	A-	Cintas Corp. No 2, Company Guaranteed Notes, 3.700% due 4/1/27	119,392
10,000	BBB	Equifax Inc., Senior Unsecured Notes, 2.300% due 6/1/21	10,005
		Global Payments Inc., Senior Unsecured Notes:
40,000	BBB-	3.800% due 4/1/21	40,803
30,000	BBB-	3.750% due 6/1/23	31,298
30,000	BBB-	4.000% due 6/1/23	31,552
220,000	BBB-	3.200% due 8/15/29	223,812
		IHS Markit Ltd.:
		Company Guaranteed Notes:
84,000	BBB-	5.000% due 11/1/22(c)	89,609
48,000	BBB-	4.000% due 3/1/26(c)	51,081
450,000	BBB-	Senior Unsecured Notes, 4.750% due 8/1/28	501,834
120,000	BB-	Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 5.750% due 4/15/26(c)	125,567
		RELX Capital Inc., Company Guaranteed Notes:
10,000	BBB+	3.125% due 10/15/22	10,231
305,000	BBB+	3.500% due 3/16/23	316,257
30,000	BBB+	4.000% due 3/18/29	32,996
40,000	BB-	United Rentals North America Inc., Company Guaranteed Notes, 6.500% due 12/15/26	43,757

		Total Commercial Services	1,628,194

Computers - 0.3%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	304,769
280,000	AA+	2.450% due 8/4/26	284,569
550,000	AA+	3.350% due 2/9/27	588,533
360,000	AA+	2.900% due 9/12/27	375,895

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Computers - 0.3% - (continued)
$ 360,000	AA+	3.850% due 5/4/43	$403,976
50,000	AA+	4.650% due 2/23/46	63,048
160,000	BBB-	Dell International LLC/EMC Corp., Senior Secured Notes, 8.100% due 7/15/36(c)	207,148
30,000	BBB	HP Inc., Senior Unsecured Notes, 6.000% due 9/15/41	33,414
		International Business Machines Corp., Senior Unsecured Notes:
150,000	A	2.875% due 11/9/22	153,825
680,000	A	3.000% due 5/15/24	703,824
290,000	A	3.450% due 2/19/26	309,036
315,000	A	3.300% due 5/15/26	331,741
45,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.750% due 1/1/25	47,370

		Total Computers	3,807,148

Diversified Financial Services - 1.1%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,010,000	BBB	4.500% due 5/15/21	1,043,474
150,000	BBB	5.000% due 10/1/21	157,279
290,000	BBB	3.950% due 2/1/22	299,833
280,000	BBB	4.875% due 1/16/24	303,775
		Air Lease Corp., Senior Unsecured Notes:
460,000	BBB	3.500% due 1/15/22	471,835
45,000	BBB	3.875% due 7/3/23	47,106
		American Express Co., Senior Unsecured Notes:
225,000	BBB+	3.700% due 8/3/23	236,686
60,000	BBB+	3.400% due 2/22/24	62,640
355,000	BBB+	2.500% due 7/30/24	358,411
		American Express Credit Corp., Senior Unsecured Notes:
140,000	A-	2.375% due 5/26/20	140,229
30,000	A-	2.600% due 9/14/20	30,135
60,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 3.500% due 6/15/23	62,326
60,000	A	Charles Schwab Corp. (The), Senior Unsecured Notes, 3.250% due 5/22/29	63,237
395,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	438,660
50,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 3.750% due 3/4/25	52,817
10,000	BBB	E*TRADE Financial Corp., Senior Unsecured Notes, 3.800% due 8/24/27	10,390
		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
2,072,000	BBB+	2.342% due 11/15/20	2,070,305
3,304,000	BBB+	4.418% due 11/15/35	3,562,379
		Intercontinental Exchange Inc.:
185,000	A	Company Guaranteed Notes, 2.350% due 9/15/22	186,623
		Senior Unsecured Notes:
80,000	A	3.750% due 9/21/28	87,576
85,000	A	4.250% due 9/21/48	100,810
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(c)	37,003
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(f)(g)(h)#	–
		Mastercard Inc., Senior Unsecured Notes:
200,000	A+	2.950% due 6/1/29	210,301
45,000	A+	3.650% due 6/1/49	50,619
		ORIX Corp., Senior Unsecured Notes:
630,000	A-	2.900% due 7/18/22	640,910
40,000	A-	4.050% due 1/16/24	42,631
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
400,000	BBB-	5.250% due 8/15/22(c)	425,965
255,000	BBB-	4.500% due 3/15/23(c)	267,779
60,000	BBB-	5.500% due 2/15/24(c)	65,739
220,000	BBB+	Raymond James Financial Inc., Senior Unsecured Notes, 4.950% due 7/15/46	262,421

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Diversified Financial Services - 1.1% - (continued)
$ 50,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 4.375% due 3/19/24	$53,013
		Visa Inc., Senior Unsecured Notes:
420,000	AA-	3.150% due 12/14/25	445,509
310,000	AA-	4.300% due 12/14/45	382,522

		Total Diversified Financial Services	12,670,938

Electric - 1.5%
		AEP Texas Inc., Senior Unsecured Notes:
50,000	A-	2.400% due 10/1/22	50,459
50,000	A-	3.850% due 10/1/25(c)	52,686
110,000	A-	4.150% due 5/1/49	125,936
		AEP Transmission Co. LLC, Senior Unsecured Notes:
225,000	A-	3.750% due 12/1/47	246,929
65,000	A-	3.150% due 9/15/49	65,010
		Alabama Power Co., Senior Unsecured Notes:
17,000	A	5.200% due 6/1/41	21,070
30,000	A	3.850% due 12/1/42	32,807
185,000	A	4.150% due 8/15/44	210,960
31,000	A	4.300% due 7/15/48	37,070
50,000	A	3.450% due 10/1/49	51,787
145,000	A	Ameren Illinois Co., 1st Mortgage Notes, 3.250% due 3/15/50	148,642
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
70,000	A	3.500% due 8/15/46	72,829
150,000	A	3.750% due 8/15/47	163,993
15,000	A	4.250% due 9/15/48	17,554
25,000	A	3.200% due 9/15/49	24,663
		CenterPoint Energy Houston Electric LLC, General Refinance Mortgage:
50,000	A	3.550% due 8/1/42	53,379
30,000	A	3.950% due 3/1/48	34,438
30,000	BBB	CMS Energy Corp., Senior Unsecured Notes, 3.000% due 5/15/26	30,742
		Consumers Energy Co., 1st Mortgage Notes:
50,000	A	3.950% due 5/15/43	56,717
95,000	A	3.750% due 2/15/50	107,074
25,000	A	3.100% due 8/15/50	25,349
117,000	BBB	Dayton Power & Light Co. (The), 1st Mortgage Notes, 3.950% due 6/15/49(c)	124,794
35,000	BBB	Dominion Energy Inc., Junior Subordinated Notes, 2.579% due 7/1/20	35,088
		DTE Electric Co., General Refinance Mortgage:
80,000	A	4.050% due 5/15/48	94,235
100,000	A	3.950% due 3/1/49	116,573
		Duke Energy Carolinas LLC:
		1st Mortgage Notes:
22,000	A	3.950% due 11/15/28	24,473
40,000	A	2.450% due 8/15/29	40,166
590,000	A	4.250% due 12/15/41	686,630
60,000	A	3.700% due 12/1/47	65,736
16,000	A	3.950% due 3/15/48	18,075
90,000	A	3.200% due 8/15/49	89,980
		1st Refinanced Mortgage Notes:
145,000	A	2.950% due 12/1/26	151,056
30,000	A	3.875% due 3/15/46	33,494
		Duke Energy Corp., Senior Unsecured Notes:
170,000	BBB+	3.550% due 9/15/21	173,881
180,000	BBB+	2.650% due 9/1/26	181,444
		Duke Energy Florida LLC:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Electric - 1.5% - (continued)
		1st Mortgage Notes:
$ 45,000	A	3.800% due 7/15/28	$49,540
209,000	A	2.500% due 12/1/29	210,288
195,000	A	5.900% due 3/1/33	254,314
60,000	A	3.400% due 10/1/46	61,815
3,750	A-	Senior Unsecured Notes, 2.100% due 12/15/19	3,750
		Duke Energy Ohio Inc., 1st Mortgage Notes:
335,000	A	3.650% due 2/1/29	367,180
60,000	A	3.700% due 6/15/46	65,048
25,000	A	4.300% due 2/1/49	29,562
		Duke Energy Progress LLC, 1st Mortgage Notes:
35,000	A	3.000% due 9/15/21	35,595
30,000	A	3.700% due 9/1/28	32,888
130,000	A	3.450% due 3/15/29	140,118
198,000	A	4.100% due 5/15/42	227,934
50,000	A	4.100% due 3/15/43	56,944
35,000	A	4.200% due 8/15/45	40,788
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(c)	772,739
		Edison International, Senior Unsecured Notes:
22,000	BBB-	3.125% due 11/15/22	22,118
28,000	BBB-	3.550% due 11/15/24	28,238
35,000	BBB	Entergy Corp., Senior Unsecured Notes, 2.950% due 9/1/26	35,645
		Entergy Louisiana LLC:
25,000	A	1st Mortgage Notes, 5.400% due 11/1/24	28,681
115,000	A	Collateral Trust, 4.200% due 4/1/50	137,381
60,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	62,693
95,000	BBB+	Eversource Energy, Senior Unsecured Notes, 2.800% due 5/1/23	96,590
		Exelon Corp., Senior Unsecured Notes:
175,000	BBB	2.850% due 6/15/20	175,653
5,000	BBB	2.450% due 4/15/21	5,016
143,000	BBB	5.625% due 6/15/35	180,005
		FirstEnergy Corp., Senior Unsecured Notes:
310,000	BBB-	3.900% due 7/15/27	331,988
1,250,000	BBB-	7.375% due 11/15/31	1,752,821
		FirstEnergy Transmission LLC, Senior Unsecured Notes:
51,000	BBB-	4.350% due 1/15/25(c)	55,089
50,000	BBB-	5.450% due 7/15/44(c)	63,956
165,000	BBB-	4.550% due 4/1/49(c)	190,830
		Florida Power & Light Co., 1st Mortgage Notes:
50,000	A	3.125% due 12/1/25	52,795
40,000	A	5.690% due 3/1/40	54,884
52,000	A	4.050% due 6/1/42	60,421
20,000	A	3.800% due 12/15/42	22,270
65,000	A	3.700% due 12/1/47	72,807
15,000	A	4.125% due 6/1/48	17,966
100,000	A	3.990% due 3/1/49	117,326
50,000	A	3.150% due 10/1/49	51,103
70,000	A-	Georgia Power Co., Senior Unsecured Notes, 2.000% due 3/30/20	70,001
15,000	A-	Indiana Michigan Power Co., Senior Unsecured Notes, 4.250% due 8/15/48	17,584
60,929	A-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(h)	62,690
400,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	421,076
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(c)	761,821
775,000	A-	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	861,505

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Electric - 1.5% - (continued)
		MidAmerican Energy Co., 1st Mortgage Notes:
$ 100,000	A+	3.100% due 5/1/27	$105,581
100,000	A+	3.650% due 4/15/29	109,855
100,000	A+	3.150% due 4/15/50	101,452
105,000	BBB	Mid-Atlantic Interstate Transmission LLC, Senior Unsecured Notes, 4.100% due 5/15/28(c)	115,752
50,000	BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	53,443
		Northern States Power Co., 1st Mortgage Notes:
50,000	A	3.600% due 9/15/47	54,769
20,000	A	4.200% due 9/1/48	22,862
70,000	A	2.900% due 3/1/50	68,255
		Ohio Power Co., Senior Unsecured Notes:
40,000	A-	6.600% due 2/15/33	55,071
30,000	A-	4.150% due 4/1/48	34,693
50,000	A-	4.000% due 6/1/49	57,674
		Oklahoma Gas & Electric Co., Senior Unsecured Notes:
5,000	A-	3.800% due 8/15/28	5,467
30,000	A-	3.300% due 3/15/30	31,586
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
90,000	A+	3.700% due 11/15/28	98,931
167,000	A+	7.000% due 5/1/32	239,599
20,000	A+	3.800% due 9/30/47	22,327
35,000	A	PECO Energy Co., 1st Mortgage Notes, 3.900% due 3/1/48	39,598
500,000	BBB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	521,441
		Public Service Electric & Gas Co., 1st Mortgage Notes:
200,000	A	3.000% due 5/15/27	207,721
40,000	A	3.200% due 5/15/29	42,776
500,000	A	4.000% due 6/1/44	560,694
90,000	BBB+	Sempra Energy, Senior Unsecured Notes, 2.501% (3-Month USD-LIBOR + 0.500%) due 1/15/21(b)	90,004
130,000	BBB+	Southern Power Co., Senior Unsecured Notes, 2.375% due 6/1/20	130,182
25,000	A	Southwestern Public Service Co., 1st Mortgage Notes, 3.750% due 6/15/49	27,442
140,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 4.450% due 6/15/49	169,366
800,000	A-	Tucson Electric Power Co., Senior Unsecured Notes, 3.850% due 3/15/23	832,226
		Virginia Electric & Power Co., Senior Unsecured Notes:
205,000	BBB+	2.750% due 3/15/23	209,144
90,000	BBB+	3.800% due 4/1/28	98,202
195,000	BBB+	6.000% due 5/15/37	265,904
25,000	BBB+	6.350% due 11/30/37	35,371
130,000	BBB+	4.450% due 2/15/44	152,760
595,000	BBB+	4.000% due 11/15/46	670,041
46,000	BBB+	3.300% due 12/1/49	46,812
280,000	BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 4.300% due 7/15/29(c)	288,992

		Total Electric	17,191,168

Electronics - 0.0%
		Agilent Technologies Inc., Senior Unsecured Notes:
120,000	BBB+	3.200% due 10/1/22	122,920
10,000	BBB+	3.050% due 9/22/26	10,205
10,000	BBB-	Avnet Inc., Senior Unsecured Notes, 4.625% due 4/15/26	10,696
58,000	BBB-	Trimble Inc., Senior Unsecured Notes, 4.150% due 6/15/23	61,002
20,000	A-	Tyco Electronics Group SA, Company Guaranteed Notes, 3.450% due 8/1/24	20,884

		Total Electronics	225,707

Engineering & Construction - 0.0%
200,000	A-	Vinci SA, Senior Unsecured Notes, 3.750% due 4/10/29(c)	220,278

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Entertainment - 0.0%
$ 360,000	B+	Churchill Downs Inc., Company Guaranteed Notes, 4.750% due 1/15/28(c)	$373,436

Environmental Control - 0.1%
289,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(c)	306,208
		Republic Services Inc., Senior Unsecured Notes:
130,000	BBB+	2.500% due 8/15/24	131,372
45,000	BBB+	3.200% due 3/15/25	46,923
20,000	BBB+	2.900% due 7/1/26	20,508
260,000	BBB+	3.375% due 11/15/27	276,179
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	41,082
100,000	A-	3.500% due 5/15/24	105,523
50,000	A-	3.125% due 3/1/25	52,282
110,000	A-	3.200% due 6/15/26	115,754
110,000	A-	3.450% due 6/15/29	118,223
105,000	A-	4.000% due 7/15/39	119,310
245,000	A-	4.150% due 7/15/49	284,611

		Total Environmental Control	1,617,975

Food - 0.5%
395,000	BBB-	Campbell Soup Co., Senior Unsecured Notes, 3.300% due 3/15/21	400,807
179,000	BBB-	Conagra Brands Inc., Senior Unsecured Notes, 5.300% due 11/1/38	208,874
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
80,000	BBB-	3.950% due 7/15/25	84,056
10,000	BBB-	3.000% due 6/1/26	9,972
40,000	BBB-	5.000% due 7/15/35	43,686
395,000	BBB-	5.000% due 6/4/42	420,469
115,000	BBB-	5.200% due 7/15/45	124,243
1,375,000	BBB-	4.375% due 6/1/46	1,341,514
830,000	BBB-	4.875% due 10/1/49(c)	864,563
39,000	BBB-	Secured Notes, 4.875% due 2/15/25(c)	40,106
530,000	BBB	Kroger Co. (The), Senior Unsecured Notes, 5.400% due 1/15/49	646,822
		Mars Inc., Company Guaranteed Notes:
110,000	A	2.700% due 4/1/25(c)	112,999
350,000	A	3.200% due 4/1/30(c)	375,653
100,000	B+	Post Holdings Inc., Company Guaranteed Notes, 5.625% due 1/15/28(c)	106,982
200,000	AA-	Seven & i Holdings Co., Ltd., Senior Unsecured Notes, 3.350% due 9/17/21(c)	203,898
85,000	BBB+	Sysco Corp., Company Guaranteed Notes, 3.550% due 3/15/25	90,810
		Tyson Foods Inc., Senior Unsecured Notes:
305,000	BBB	3.900% due 9/28/23	323,175
35,000	BBB	4.550% due 6/2/47	40,352
25,000	BBB	5.100% due 9/28/48	31,158

		Total Food	5,470,139

Forest Products & Paper - 0.0%
		Georgia-Pacific LLC:
19,000	A+	Company Guaranteed Notes, 5.400% due 11/1/20(c)	19,566
		Senior Unsecured Notes:
55,000	A+	3.734% due 7/15/23(c)	57,739
140,000	A+	3.600% due 3/1/25(c)	148,469
		International Paper Co., Senior Unsecured Notes:
10,000	BBB	7.300% due 11/15/39	13,931
85,000	BBB	4.350% due 8/15/48	90,304

		Total Forest Products & Paper	330,009

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Gas - 0.1%
$ 70,000	A	Atmos Energy Corp., Senior Unsecured Notes, 3.375% due 9/15/49	$72,753
25,000	BBB+	Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 4.800% due 11/1/43	28,624
400,000	BBB+	NiSource Inc., Senior Unsecured Notes, 2.650% due 11/17/22	404,734
250,000	A-	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	282,343

		Total Gas	788,454

Healthcare - Products - 0.3%
		Abbott Laboratories, Senior Unsecured Notes:
151,000	A-	3.400% due 11/30/23	158,197
190,000	A-	2.950% due 3/15/25	197,682
146,000	A-	3.750% due 11/30/26	160,203
70,000	A-	4.750% due 11/30/36	87,272
150,000	A-	4.900% due 11/30/46	199,495
		Becton Dickinson & Co., Senior Unsecured Notes:
265,000	BBB	2.404% due 6/5/20	265,496
500,000	BBB	2.894% due 6/6/22	507,804
995,000	BBB	3.363% due 6/6/24	1,035,908
61,000	BBB	3.734% due 12/15/24	64,633
47,000	BBB	4.685% due 12/15/44	55,547
100,000	BB-	Hologic Inc., Company Guaranteed Notes, 4.625% due 2/1/28(c)	105,785
89,000	A	Medtronic Inc., Company Guaranteed Notes, 3.500% due 3/15/25	95,320
13,000	WR(d)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	14,529
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
205,000	BBB+	3.000% due 4/15/23	211,219
60,000	BBB+	4.150% due 2/1/24	64,442
20,000	BBB+	2.950% due 9/19/26	20,590
80,000	BBB+	3.200% due 8/15/27	83,750
500,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 2.700% due 4/1/20	500,691

		Total Healthcare - Products	3,828,563

Healthcare - Services - 0.7%
		Aetna Inc., Senior Unsecured Notes:
40,000	BBB	2.800% due 6/15/23	40,628
55,000	BBB	4.125% due 11/15/42	56,822
10,000	BBB	3.875% due 8/15/47	10,101
		Anthem Inc., Senior Unsecured Notes:
40,000	A	3.125% due 5/15/22	40,946
85,000	A	2.950% due 12/1/22	86,954
1,123,000	A	3.650% due 12/1/27	1,186,966
5,000	A	2.875% due 9/15/29	4,990
160,000	B+	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 4.875% due 1/15/26(c)	165,456
		Centene Corp., Senior Unsecured Notes:
140,000	BBB-	4.750% due 5/15/22	143,149
90,000	BBB-	6.125% due 2/15/24	93,656
20,000	BBB-	5.375% due 6/1/26(c)	21,276
		CHS/Community Health Systems Inc., Senior Secured Notes:
26,000	B-	8.625% due 1/15/24(c)	26,845
59,000	B-	8.000% due 3/15/26(c)	59,037
30,000	BBB+	CommonSpirit Health, Secured Notes, 4.350% due 11/1/42	31,318
198,000	B+	Encompass Health Corp., Company Guaranteed Notes, 4.750% due 2/1/30	204,891
		HCA Inc.:
		Company Guaranteed Notes:
100,000	BB-	7.500% due 2/15/22	110,999
40,000	BB-	5.375% due 9/1/26	44,401
20,000	BB-	5.625% due 9/1/28	22,651

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Healthcare - Services - 0.7% - (continued)
$ 309,000	BB-	5.875% due 2/1/29	$353,419
		Senior Secured Notes:
100,000	BBB-	4.750% due 5/1/23	106,969
248,000	BBB-	5.000% due 3/15/24	269,619
239,000	BBB-	5.250% due 4/15/25	266,407
170,000	BBB-	5.250% due 6/15/26	190,196
175,000	BBB-	4.500% due 2/15/27	189,113
265,000	BBB-	4.125% due 6/15/29	279,717
160,000	BBB-	5.500% due 6/15/47	185,394
470,000	BBB-	5.250% due 6/15/49	530,536
		Humana Inc., Senior Unsecured Notes:
360,000	BBB+	2.500% due 12/15/20	361,534
280,000	BBB+	3.150% due 12/1/22	286,889
30,000	BBB+	3.950% due 3/15/27	32,253
70,000	BBB+	4.625% due 12/1/42	78,787
40,000	BBB+	4.950% due 10/1/44	46,912
500,000	BBB+	3.950% due 8/15/49	525,763
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	526,958
255,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 5.375% due 11/15/22	270,298
276,000	Aa2(d)	New York & Presbyterian Hospital (The), Unsecured Notes, 3.954% due 8/1/19	283,937
24,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.625% due 7/15/24	24,900
		UnitedHealth Group Inc., Senior Unsecured Notes:
120,000	A+	2.700% due 7/15/20	120,580
160,000	A+	3.450% due 1/15/27	171,948
50,000	A+	3.875% due 12/15/28	55,517
145,000	A+	3.500% due 8/15/39	153,992
155,000	A+	3.950% due 10/15/42	172,172
22,000	A+	4.250% due 3/15/43	25,289
190,000	A+	4.750% due 7/15/45	235,907
70,000	A+	3.750% due 10/15/47	75,585
120,000	A+	3.700% due 8/15/49	129,157
120,000	A+	3.875% due 8/15/59	129,524
41,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	42,998

		Total Healthcare - Services	8,473,356

Home Builders - 0.0%
		Lennar Corp., Company Guaranteed Notes:
10,000	BB+	5.000% due 6/15/27	10,841
150,000	BB+	4.750% due 11/29/27	162,004
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	52,271

		Total Home Builders	225,116

Household Products/Wares - 0.0%
45,000	A-	Clorox Co. (The), Senior Unsecured Notes, 3.900% due 5/15/28	49,658
90,000	B+	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	94,470

		Total Household Products/Wares	144,128

Housewares - 0.0%
		Newell Brands Inc., Senior Unsecured Notes:
60,000	BB+	3.850% due 4/1/23	61,938
80,000	BB+	4.200% due 4/1/26	82,628

		Total Housewares	144,566

Insurance - 0.5%
10,000	BBB+	American International Group Inc., Senior Unsecured Notes, 4.875% due 6/1/22	10,706
		Aon Corp., Company Guaranteed Notes:
55,000	A-	4.500% due 12/15/28	62,235

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Insurance - 0.5% - (continued)
$ 56,000	A-	3.750% due 5/2/29	$60,213
		Aon PLC, Company Guaranteed Notes:
116,000	A-	4.450% due 5/24/43	126,514
54,000	A-	4.600% due 6/14/44	62,490
80,000	A-	4.750% due 5/15/45	95,244
255,000	BBB+	AXA Equitable Holdings Inc., Senior Unsecured Notes, 3.900% due 4/20/23	267,230
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
400,000	AA	4.400% due 5/15/42	479,302
350,000	AA	4.250% due 1/15/49	416,340
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	60,169
70,000	A	3.350% due 5/3/26	74,843
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(c)	138,372
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(b)(c)	1,086,732
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	49,095
20,000	A	Loews Corp., Senior Unsecured Notes, 4.125% due 5/15/43	22,386
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
190,000	A-	2.750% due 1/30/22	192,984
381,000	A-	3.500% due 6/3/24	400,179
105,000	A-	4.350% due 1/30/47	121,784
75,000	A-	4.200% due 3/1/48	86,022
		MetLife Inc.:
620,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	760,365
95,000	A-	Senior Unsecured Notes, 3.000% due 3/1/25	98,845
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 4.409% (3-Month USD-LIBOR + 2.290%) due 12/15/24(b)(c)	848,651
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(c)	35,697
320,000	AA-	4.900% due 9/15/44(c)	401,704
55,000	BBB	Trinity Acquisition PLC, Company Guaranteed Notes, 4.400% due 3/15/26	59,521
340,000	BBB	Willis North America Inc., Company Guaranteed Notes, 4.500% due 9/15/28	376,231

		Total Insurance	6,393,854

Internet - 0.1%
		Amazon.com Inc., Senior Unsecured Notes:
130,000	AA-	3.150% due 8/22/27	138,250
109,000	AA-	3.875% due 8/22/37	124,350
160,000	AA-	4.950% due 12/5/44	210,725
102,000	AA-	4.050% due 8/22/47	122,070
5,000	AA-	4.250% due 8/22/57	6,145
35,000	BBB+	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	34,568
40,000	BBB	Expedia Group Inc., Company Guaranteed Notes, 4.500% due 8/15/24	43,161
370,000	BBB-	Prosus NV, Company Guaranteed Notes, 4.850% due 7/6/27(c)	404,621
407,000	A+	Tencent Holdings Ltd., Senior Unsecured Notes, 2.985% due 1/19/23(c)	412,849

		Total Internet	1,496,739

Investment Companies - 0.0%
470,000	BBB-	Ares Capital Corp., Senior Unsecured Notes, 4.250% due 3/1/25	486,361

Iron/Steel - 0.1%
		ArcelorMittal SA, Senior Unsecured Notes:
505,000	BBB-	4.550% due 3/11/26	529,749
30,000	BBB-	7.000% due 10/15/39	36,332
125,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	157,148

		Total Iron/Steel	723,229

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Leisure Time - 0.0%
$ 110,000	BB	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(c)	$115,664

Lodging - 0.1%
10,000	BB+	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 5.125% due 5/1/26	10,554
		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes:
10,000	BB+	4.625% due 4/1/25	10,304
60,000	BB+	4.875% due 4/1/27	63,739
590,000	BBB-	Las Vegas Sands Corp., Senior Unsecured Notes, 3.200% due 8/8/24	601,259
650,000	BBB-	Sands China Ltd., Senior Unsecured Notes, 5.125% due 8/8/25	715,835

		Total Lodging	1,401,691

Machinery - Construction & Mining - 0.0%
20,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	24,440

Machinery - Diversified - 0.0%
20,000	BBB	CNH Industrial NV, Senior Unsecured Notes, 3.850% due 11/15/27	20,873
20,000	BBB	Crane Co., Senior Unsecured Notes, 4.200% due 3/15/48	20,661
70,000	A	John Deere Capital Corp., Senior Unsecured Notes, 1.700% due 1/15/20	69,981
320,000	BBB-	nVent Finance Sarl, Company Guaranteed Notes, 3.950% due 4/15/23	325,983

		Total Machinery - Diversified	437,498

Media - 1.1%
		CBS Corp., Company Guaranteed Notes:
30,000	BBB	3.375% due 3/1/22	30,704
350,000	BBB	3.700% due 6/1/28	365,395
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
10,000	BB	5.250% due 9/30/22	10,156
130,000	BB	5.125% due 5/1/27(c)	138,128
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
50,000	BBB-	3.579% due 7/23/20	50,365
415,000	BBB-	4.464% due 7/23/22	435,539
120,000	BBB-	4.500% due 2/1/24	128,463
205,000	BBB-	4.908% due 7/23/25	224,998
210,000	BBB-	3.750% due 2/15/28	216,499
260,000	BBB-	4.200% due 3/15/28	275,844
645,000	BBB-	5.050% due 3/30/29	727,257
308,000	BBB-	6.384% due 10/23/35	384,816
50,000	BBB-	5.375% due 4/1/38	56,765
610,000	BBB-	6.484% due 10/23/45	757,272
510,000	BBB-	5.750% due 4/1/48	591,479
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	194,008
		Comcast Corp., Company Guaranteed Notes:
300,000	A-	3.950% due 10/15/25	327,371
67,000	A-	2.350% due 1/15/27	67,042
55,000	A-	3.300% due 2/1/27	58,394
75,000	A-	3.150% due 2/15/28	78,819
915,000	A-	4.150% due 10/15/28	1,032,357
290,000	A-	4.250% due 10/15/30	333,301
30,000	A-	6.500% due 11/15/35	42,321
100,000	A-	3.200% due 7/15/36	102,174
80,000	A-	6.950% due 8/15/37	119,433
50,000	A-	3.900% due 3/1/38	55,565
307,000	A-	3.400% due 7/15/46	315,167
173,000	A-	3.969% due 11/1/47	192,681
240,000	A-	4.700% due 10/15/48	298,432

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Media - 1.1% - (continued)
$ 23,000	A-	3.999% due 11/1/49	$25,794
39,000	A-	4.049% due 11/1/52	44,140
85,000	A-	4.950% due 10/15/58	111,185
		Cox Communications Inc., Senior Unsecured Notes:
40,000	BBB	3.250% due 12/15/22(c)	41,151
227,000	BBB	3.150% due 8/15/24(c)	234,098
18,000	BBB	3.350% due 9/15/26(c)	18,704
		CSC Holdings LLC, Company Guaranteed Notes:
400,000	BB	6.625% due 10/15/25(c)	426,556
200,000	BB	5.500% due 5/15/26(c)	211,746
		Discovery Communications LLC, Company Guaranteed Notes:
85,000	BBB-	5.000% due 9/20/37	94,661
66,000	BBB-	4.875% due 4/1/43	72,162
		DISH DBS Corp., Company Guaranteed Notes:
10,000	B-	5.875% due 11/15/24	10,012
50,000	B-	7.750% due 7/1/26	51,906
		Fox Corp., Senior Unsecured Notes:
310,000	BBB	4.030% due 1/25/24(c)	329,946
180,000	BBB	4.709% due 1/25/29(c)	204,437
240,000	BBB	5.476% due 1/25/39(c)	295,748
30,000	BBB	Historic TW Inc., Company Guaranteed Notes, 6.625% due 5/15/29	38,550
180,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 5.950% due 4/1/41	247,213
115,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(c)	117,587
		Time Warner Cable LLC, Senior Secured Notes:
385,000	BBB-	4.000% due 9/1/21	394,284
90,000	BBB-	6.550% due 5/1/37	110,125
230,000	BBB-	7.300% due 7/1/38	295,354
490,000	BBB-	5.500% due 9/1/41	546,090
		Time Warner Entertainment Co. LP, Senior Secured Notes:
70,000	BBB-	8.375% due 3/15/23	83,073
240,000	BBB-	8.375% due 7/15/33	336,090
200,000	BB	UPCB Finance IV Ltd., Senior Secured Notes, 5.375% due 1/15/25(c)	206,000
		Viacom Inc., Senior Unsecured Notes:
40,000	BBB-	4.250% due 9/1/23	42,445
10,000	BBB-	3.875% due 4/1/24	10,503
80,000	BBB-	4.375% due 3/15/43	82,812
		Walt Disney Co. (The), Company Guaranteed Notes:
30,000	A	4.500% due 2/15/21	30,929
255,000	A	2.000% due 9/1/29	248,010
70,000	A	6.200% due 12/15/34	99,313
35,000	A	6.400% due 12/15/35	50,764
30,000	A	6.650% due 11/15/37	44,581
		Warner Media LLC, Company Guaranteed Notes:
234,000	BBB	3.875% due 1/15/26	244,765
165,000	BBB	3.800% due 2/15/27	174,220
45,000	BBB	7.625% due 4/15/31	64,002
50,000	BBB	5.350% due 12/15/43	60,662

		Total Media	13,310,363

Mining - 0.4%
		Anglo American Capital PLC, Company Guaranteed Notes:
350,000	BBB	3.625% due 9/11/24(c)	362,062
330,000	BBB	4.875% due 5/14/25(c)	359,225
270,000	BBB	4.750% due 4/10/27(c)	293,969

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Mining - 0.4% - (continued)
$ 40,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	$48,477
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB	5.700% due 5/30/41	88,266
190,000	BBB	5.750% due 5/1/43	246,085
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
150,000	A	5.000% due 9/30/43	195,384
310,000	BBB+	6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(b)(c)	363,652
		Freeport-McMoRan Inc., Company Guaranteed Notes:
30,000	BB	3.550% due 3/1/22	30,225
10,000	BB	3.875% due 3/15/23	10,229
10,000	BB	4.550% due 11/14/24	10,535
50,000	BB	5.450% due 3/15/43	48,130
		Glencore Funding LLC, Company Guaranteed Notes:
40,000	BBB+	2.875% due 4/16/20(c)	40,097
950,000	BBB+	4.125% due 3/12/24(c)	997,544
210,000	BBB+	4.625% due 4/29/24(c)	224,661
270,000	BBB+	4.000% due 3/27/27(c)	280,034
200,000	Baa2(d)	Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 6.530% due 11/15/28(c)	243,992
50,000	BBB	Newmont Goldcorp Corp., Company Guaranteed Notes, 4.875% due 3/15/42	58,953
760,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	858,380
		Teck Resources Ltd., Senior Unsecured Notes:
10,000	BBB-	6.000% due 8/15/40	11,030
45,000	BBB-	6.250% due 7/15/41	50,765
90,000	BB+	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	95,334

		Total Mining	4,917,029

Miscellaneous Manufacturers - 0.3%
150,000	AA-	3M Co., Senior Unsecured Notes, 2.375% due 8/26/29	148,363
		Eaton Corp., Company Guaranteed Notes:
76,000	A-	2.750% due 11/2/22	77,541
185,000	A-	4.150% due 11/2/42	210,040
		General Electric Co.:
		Senior Unsecured Notes:
20,000	BBB+	5.500% due 1/8/20	20,061
250,000	BBB+	4.625% due 1/7/21	256,675
72,000	BBB+	4.650% due 10/17/21	75,256
390,000	BBB+	6.750% due 3/15/32	505,810
1,025,000	BBB+	2.390% (3-Month USD-LIBOR + 0.480%) due 8/15/36(b)	785,439
162,000	BBB+	6.150% due 8/7/37	202,380
230,000	BBB+	5.875% due 1/14/38	282,314
658,000	BBB+	6.875% due 1/10/39	886,626
141,000	BBB	Subordinated Notes, 5.300% due 2/11/21	145,804
75,000	BBB	Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed Notes, 3.500% due 3/21/26	78,288
		Textron Inc., Senior Unsecured Notes:
70,000	BBB	3.650% due 3/15/27	73,059
140,000	BBB	3.900% due 9/17/29	150,165

		Total Miscellaneous Manufacturers	3,897,821

Oil & Gas - 1.8%
		Apache Corp., Senior Unsecured Notes:
181,000	BBB	3.250% due 4/15/22	184,069
690,000	BBB	4.375% due 10/15/28	700,085
280,000	BBB	5.100% due 9/1/40	273,634
60,000	BBB	4.250% due 1/15/44	52,708
		BP Capital Markets America Inc., Company Guaranteed Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Oil & Gas - 1.8% - (continued)
$ 110,000	A-	3.245% due 5/6/22	$113,548
230,000	A-	3.216% due 11/28/23	240,038
470,000	A-	3.410% due 2/11/26	497,187
90,000	A-	4.234% due 11/6/28	101,457
		BP Capital Markets PLC, Company Guaranteed Notes:
270,000	A-	3.814% due 2/10/24	287,588
30,000	A-	3.535% due 11/4/24	31,978
270,000	A-	3.506% due 3/17/25	287,592
94,000	BBB+	Canadian Natural Resources Ltd., Senior Unsecured Notes, 3.850% due 6/1/27	99,620
28,000	BB-	Centennial Resource Production LLC, Company Guaranteed Notes, 5.375% due 1/15/26(c)	26,330
230,000	AA	Chevron Corp., Senior Unsecured Notes, 2.954% due 5/16/26	242,047
		Cimarex Energy Co., Senior Unsecured Notes:
87,000	BBB-	4.375% due 6/1/24	91,237
486,000	BBB-	3.900% due 5/15/27	495,727
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	553,420
		Concho Resources Inc., Company Guaranteed Notes:
20,000	BBB-	4.375% due 1/15/25	20,681
100,000	BBB-	3.750% due 10/1/27	103,619
550,000	BBB-	4.300% due 8/15/28	590,785
		Continental Resources Inc., Company Guaranteed Notes:
78,000	BBB-	4.500% due 4/15/23	81,361
950,000	BBB-	3.800% due 6/1/24	973,044
30,000	BBB-	4.375% due 1/15/28	31,050
		Devon Energy Corp., Senior Unsecured Notes:
480,000	BBB	5.850% due 12/15/25	569,121
280,000	BBB	5.600% due 7/15/41	340,947
10,000	BBB	4.750% due 5/15/42	11,196
		Diamondback Energy Inc., Company Guaranteed Notes:
50,000	BBB-	5.375% due 5/31/25	52,704
220,000	BBB-	3.500% due 12/1/29	219,872
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB-	4.125% due 1/16/25	99,314
750,000	BBB-	5.875% due 5/28/45	861,326
29,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(c)	30,421
150,000	A-	EOG Resources Inc., Senior Unsecured Notes, 3.900% due 4/1/35	166,968
		Exxon Mobil Corp., Senior Unsecured Notes:
380,000	AA+	3.043% due 3/1/26	400,473
90,000	AA+	2.275% due 8/16/26	90,588
70,000	AA+	4.114% due 3/1/46	84,183
90,000	AA+	3.095% due 8/16/49	91,147
		Marathon Petroleum Corp., Senior Unsecured Notes:
55,000	BBB	4.750% due 12/15/23	59,592
40,000	BBB	6.500% due 3/1/41	50,816
90,000	BB-	Matador Resources Co., Company Guaranteed Notes, 5.875% due 9/15/26	89,104
		Noble Energy Inc., Senior Unsecured Notes:
120,000	BBB	3.850% due 1/15/28	124,795
110,000	BBB	5.250% due 11/15/43	119,463
30,000	BBB	4.950% due 8/15/47	32,025
		Oasis Petroleum Inc., Company Guaranteed Notes:
30,000	B+	6.875% due 3/15/22	28,106
29,000	B+	6.875% due 1/15/23(i)	26,680
		Occidental Petroleum Corp., Senior Unsecured Notes:
56,000	BBB	4.850% due 3/15/21	57,741

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Oil & Gas - 1.8% - (continued)
$ 120,000	BBB	2.600% due 8/13/21	$120,632
100,000	BBB	3.125% due 2/15/22	101,540
468,000	BBB	2.700% due 8/15/22	472,061
200,000	BBB	6.950% due 7/1/24	233,606
225,000	BBB	2.900% due 8/15/24	226,301
760,000	BBB	5.550% due 3/15/26	862,046
90,000	BBB	3.400% due 4/15/26	91,620
55,000	BBB	3.500% due 8/15/29	55,584
140,000	BBB	7.500% due 5/1/31	182,737
75,000	BBB	7.875% due 9/15/31	99,971
40,000	BBB	6.450% due 9/15/36	48,702
150,000	BBB	4.500% due 7/15/44	149,897
90,000	BBB	4.625% due 6/15/45	91,507
40,000	BBB	6.600% due 3/15/46	51,391
30,000	BBB	4.100% due 2/15/47	28,634
676,000	BBB	4.200% due 3/15/48	657,781
75,000	BB-	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.375% due 1/15/25(c)	76,873
		Petrobras Global Finance BV, Company Guaranteed Notes:
1,358,000	BB-	5.299% due 1/27/25	1,465,397
360,000	BB-	5.750% due 2/1/29	396,198
		Petroleos Mexicanos, Company Guaranteed Notes:
885,000	BBB+	6.500% due 3/13/27	926,110
405,000	BBB+	6.500% due 1/23/29	416,159
199,000	BBB+	6.625% due 6/15/35	200,181
35,000	BBB+	6.500% due 6/2/41	34,319
1,170,000	BBB+	6.750% due 9/21/47	1,154,772
345,000	BBB+	7.690% due 1/23/50(c)	371,115
40,000	BB-	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	40,684
		Range Resources Corp., Company Guaranteed Notes:
20,000	BB	5.875% due 7/1/22	19,306
110,000	BB	5.000% due 3/15/23	95,836
267,000	BB	4.875% due 5/15/25(i)	218,273
		Shell International Finance BV, Company Guaranteed Notes:
180,000	AA-	4.375% due 3/25/20	181,403
500,000	AA-	3.250% due 5/11/25	527,481
260,000	AA-	2.875% due 5/10/26	269,584
300,000	AA-	3.875% due 11/13/28	333,659
145,000	AA-	4.125% due 5/11/35	168,917
114,000	AA-	4.550% due 8/12/43	139,166
220,000	AA-	4.375% due 5/11/45	265,497
40,000	AA-	4.000% due 5/10/46	46,154
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(c)	430,200
		Suncor Energy Inc., Senior Unsecured Notes:
5,000	A-	5.950% due 5/15/35	6,415
58,000	A-	6.800% due 5/15/38	81,342
113,030	B	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(c)	114,612
140,000	B	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(c)	143,125

		Total Oil & Gas	21,282,175

Oil & Gas Services - 0.1%
		Halliburton Co., Senior Unsecured Notes:
220,000	A-	3.800% due 11/15/25	232,082
20,000	A-	4.850% due 11/15/35	22,220
50,000	A-	5.000% due 11/15/45	55,906

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Oil & Gas Services - 0.1% - (continued)
		Schlumberger Holdings Corp., Senior Unsecured Notes:
$ 90,000	A+	4.000% due 12/21/25(c)	$96,370
171,000	A+	3.900% due 5/17/28(c)	180,718
20,000	A+	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(c)	20,336
26,600	B	Transocean Phoenix 2 Ltd., Senior Secured Notes, 7.750% due 10/15/24(c)	27,742
93,750	B	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(c)	94,961

		Total Oil & Gas Services	730,335

Packaging & Containers - 0.2%
500,000	BBB	Amcor Finance USA Inc., Company Guaranteed Notes, 4.500% due 5/15/28(c)	545,755
130,000	BB+	Ball Corp., Company Guaranteed Notes, 4.000% due 11/15/23	136,174
80,000	BBB-	Berry Global Inc, Senior Secured Notes, 4.875% due 7/15/26(c)	83,850
100,000	B+	Matthews International Corp., Company Guaranteed Notes, 5.250% due 12/1/25(c)	95,541
24,000	BB-	OI European Group BV, Company Guaranteed Notes, 4.000% due 3/15/23(c)	24,010
411,871	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	412,880
235,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 5.500% due 9/15/25(c)	257,423
175,000	BB-	Silgan Holdings Inc., Senior Unsecured Notes, 4.750% due 3/15/25	179,448
		WestRock RKT LLC, Company Guaranteed Notes:
39,000	BBB	4.900% due 3/1/22	41,202
20,000	BBB	4.000% due 3/1/23	20,889
280,000	BBB	WRKCo Inc., Company Guaranteed Notes, 4.900% due 3/15/29	320,134

		Total Packaging & Containers	2,117,306

Pharmaceuticals - 2.1%
		AbbVie Inc., Senior Unsecured Notes:
60,000	A-	3.375% due 11/14/21	61,598
680,000	A-	2.300% due 11/21/22(c)	681,636
730,000	A-	2.600% due 11/21/24(c)	734,698
100,000	A-	3.600% due 5/14/25	104,947
327,000	A-	2.950% due 11/21/26(c)	330,577
470,000	A-	3.200% due 11/21/29(c)	477,482
380,000	A-	4.500% due 5/14/35	421,520
15,000	A-	4.300% due 5/14/36	16,317
889,000	A-	4.400% due 11/6/42	961,454
385,000	BBB	Allergan Finance LLC, Company Guaranteed Notes, 3.250% due 10/1/22	393,590
		Allergan Funding SCS, Company Guaranteed Notes:
155,000	BBB	3.450% due 3/15/22	158,422
15,000	BBB	3.850% due 6/15/24	15,758
288,000	BBB	3.800% due 3/15/25	302,457
255,000	BBB	4.550% due 3/15/35	278,189
150,000	BBB	4.750% due 3/15/45	165,155
280,000	BBB	Allergan Inc., Company Guaranteed Notes, 2.800% due 3/15/23	282,334
		AstraZeneca PLC, Senior Unsecured Notes:
40,000	BBB+	2.375% due 6/12/22	40,408
200,000	BBB+	3.375% due 11/16/25	211,886
		Bausch Health Cos., Inc.:
17,000	B-	Company Guaranteed Notes, 5.500% due 3/1/23(c)	17,177
100,000	BB-	Senior Secured Notes, 5.500% due 11/1/25(c)	104,750
		Bayer US Finance II LLC, Company Guaranteed Notes:
560,000	BBB	4.375% due 12/15/28(c)	612,745
285,000	BBB	4.625% due 6/25/38(c)	312,964
140,000	BBB	4.400% due 7/15/44(c)	143,658
670,000	BBB	4.875% due 6/25/48(c)	766,655
		Bayer US Finance LLC, Company Guaranteed Notes:
200,000	BBB	3.000% due 10/8/21(c)	202,710

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Pharmaceuticals - 2.1% - (continued)
$ 745,000	BBB	3.375% due 10/8/24(c)	$763,237
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
190,000	A+	2.600% due 5/16/22(c)	193,314
60,000	A+	3.550% due 8/15/22(c)	62,494
370,000	A+	2.900% due 7/26/24(c)	381,829
260,000	A+	3.875% due 8/15/25(c)	280,872
475,000	A+	3.200% due 6/15/26(c)	499,620
260,000	A+	3.900% due 2/20/28(c)	284,949
130,000	A+	3.400% due 7/26/29(c)	139,618
100,000	A+	4.125% due 6/15/39(c)	115,744
910,000	A+	5.000% due 8/15/45(c)	1,169,752
20,000	BBB+	Cardinal Health Inc., Senior Unsecured Notes, 4.625% due 12/15/20	20,517
		Cigna Corp., Company Guaranteed Notes:
110,000	A-	3.400% due 9/17/21	112,469
410,000	A-	3.750% due 7/15/23	428,983
125,000	A-	3.250% due 4/15/25(c)	128,832
90,000	A-	4.125% due 11/15/25	97,237
20,000	A-	3.050% due 10/15/27(c)	20,262
1,220,000	A-	4.375% due 10/15/28	1,355,799
500,000	A-	4.900% due 12/15/48	594,715
		CVS Health Corp., Senior Unsecured Notes:
5,000	BBB	2.800% due 7/20/20	5,024
99,000	BBB	3.350% due 3/9/21	100,612
340,000	BBB	2.750% due 12/1/22	345,319
540,000	BBB	3.700% due 3/9/23	562,654
585,000	BBB	4.100% due 3/25/25	628,589
116,000	BBB	3.875% due 7/20/25	123,719
1,620,000	BBB	4.300% due 3/25/28	1,767,331
440,000	BBB	4.780% due 3/25/38	500,591
370,000	BBB	5.125% due 7/20/45	437,822
2,260,000	BBB	5.050% due 3/25/48	2,678,142
159,547	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	178,855
40,000	A+	Eli Lilly & Co., Senior Unsecured Notes, 3.875% due 3/15/39	46,258
		Johnson & Johnson, Senior Unsecured Notes:
400,000	AAA	2.450% due 3/1/26	407,846
30,000	AAA	2.950% due 3/3/27	31,647
110,000	AAA	3.625% due 3/3/37	122,502
		Novartis Capital Corp., Company Guaranteed Notes:
6,000	AA-	3.000% due 11/20/25	6,310
15,000	AA-	3.100% due 5/17/27	15,878
55,000	AA-	Pfizer Inc., Senior Unsecured Notes, 4.125% due 12/15/46	65,112
		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
45,000	BBB+	2.400% due 9/23/21	45,216
205,000	BBB+	3.200% due 9/23/26	212,173
400,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 5.000% due 11/26/28(c)	467,066
		Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes:
80,000	BB	3.650% due 11/10/21	78,644
10,000	BB	2.950% due 12/18/22	9,525
90,000	BB	Teva Pharmaceutical Finance IV BV, Company Guaranteed Notes, 3.650% due 11/10/21	88,363
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
360,000	BB	2.200% due 7/21/21	348,840
140,000	BB	2.800% due 7/21/23	126,700
220,000	BB	7.125% due 1/31/25(c)	224,400
130,000	AA-	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	180,788

		Total Pharmaceuticals	24,255,256

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Pipelines - 1.5%
$ 70,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(c)	$63,329
170,000	BBB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 7.000% due 6/30/24	195,473
285,000	BBB	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	320,742
270,000	BBB-	Enbridge Inc., Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.418%) due 7/15/77(b)	277,160
		Energy Transfer Operating LP, Company Guaranteed Notes:
330,000	BBB-	4.250% due 3/15/23	343,289
20,000	BBB-	5.875% due 1/15/24	22,045
270,000	BBB-	4.500% due 4/15/24	285,635
170,000	BBB-	4.050% due 3/15/25	176,123
178,000	BBB-	4.750% due 1/15/26	190,450
169,000	BBB-	5.500% due 6/1/27	187,054
30,000	BBB-	4.950% due 6/15/28	32,303
90,000	BBB-	5.250% due 4/15/29	99,412
300,000	BBB-	8.250% due 11/15/29	380,738
105,000	BBB-	4.900% due 3/15/35	109,205
140,000	BBB-	6.125% due 12/15/45	158,115
200,000	BBB-	6.000% due 6/15/48	228,480
10,000	BBB-	6.250% due 4/15/49	11,835
		Enterprise Products Operating LLC, Company Guaranteed Notes:
740,000	BBB+	4.150% due 10/16/28	809,626
165,000	BBB+	4.450% due 2/15/43	178,503
110,000	BBB+	4.800% due 2/1/49	127,624
190,000	BBB-	5.250% (3-Month USD-LIBOR + 3.033%) due 8/16/77(b)	191,239
79,000	BBB-	5.375% (3-Month USD-LIBOR + 2.570%) due 2/15/78(b)	77,738
420,000	BBB-	EQM Midstream Partners LP, Senior Unsecured Notes, 5.500% due 7/15/28	387,132
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
120,000	BBB	6.850% due 2/15/20	121,079
50,000	BBB	3.500% due 3/1/21	50,704
200,000	BBB	4.250% due 9/1/24	213,556
150,000	BBB	6.375% due 3/1/41	184,947
140,000	BBB	5.400% due 9/1/44	158,783
		Kinder Morgan Inc., Company Guaranteed Notes:
290,000	BBB	4.300% due 3/1/28	314,549
50,000	BBB	5.550% due 6/1/45	58,829
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	36,852
		MPLX LP, Senior Unsecured Notes:
130,000	BBB	4.875% due 12/1/24	140,735
369,000	BBB	4.875% due 6/1/25	400,027
475,000	BBB	4.125% due 3/1/27	493,428
360,000	BBB	4.800% due 2/15/29	390,101
150,000	BBB	4.500% due 4/15/38	149,946
260,000	BBB	4.700% due 4/15/48	258,967
150,000	BBB	5.500% due 2/15/49	165,406
217,000	BBB-	NGPL PipeCo LLC, Senior Unsecured Notes, 4.375% due 8/15/22(c)	224,838
190,000	A	Northern Natural Gas Co., Senior Unsecured Notes, 4.300% due 1/15/49(c)	218,177
210,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	222,621
279,270	BBB	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(c)	346,121
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
15,000	BBB-	3.650% due 6/1/22	15,349
300,000	BBB-	4.650% due 10/15/25	319,000

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Pipelines - 1.5% - (continued)
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
$ 177,000	BBB-	5.625% due 4/15/20(c)	$179,782
300,000	BBB-	4.950% due 7/15/29(c)	289,381
280,000	BBB-	6.875% due 4/15/40(c)	291,630
367,424	BBB-	Ruby Pipeline LLC, Senior Unsecured Notes, 6.500% due 4/1/22(c)	380,450
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
644,000	BBB-	5.750% due 5/15/24	717,519
322,000	BBB-	5.625% due 3/1/25	359,981
110,000	BBB-	5.875% due 6/30/26	125,910
210,000	BBB-	5.000% due 3/15/27	230,065
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	372,430
95,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 3.500% due 3/15/25	99,290
		Sunoco Logistics Partners Operations LP, Company Guaranteed Notes:
75,000	BBB-	6.100% due 2/15/42	82,773
35,000	BBB-	5.350% due 5/15/45	36,263
300,000	BBB-	5.400% due 10/1/47	316,389
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BB	4.250% due 11/15/23	50,562
20,000	BB	5.875% due 4/15/26	21,081
20,000	BB	5.375% due 2/1/27	20,396
50,000	BB	6.500% due 7/15/27(c)	53,454
20,000	BB	6.875% due 1/15/29(c)	21,646
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(c)	30,254
106,000	BBB+	3.500% due 1/15/28(c)	110,044
295,000	BBB+	4.150% due 1/15/48(c)	313,666
		TransCanada PipeLines Ltd., Senior Unsecured Notes:
50,000	BBB+	2.500% due 8/1/22	50,540
245,000	BBB+	4.875% due 1/15/26	274,351
105,000	BBB+	4.250% due 5/15/28	115,651
23,000	BBB+	5.850% due 3/15/36	28,358
52,000	BBB+	4.750% due 5/15/38	59,445
82,000	BBB+	6.100% due 6/1/40	107,026
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
906,000	BBB	7.850% due 2/1/26	1,150,338
270,000	BBB	4.000% due 3/15/28	285,197
90,000	BBB	4.600% due 3/15/48	95,503
140,000	BBB-	Western Midstream Operating LP, Senior Unsecured Notes, 4.000% due 7/1/22	142,251
		Williams Cos., Inc. (The), Senior Unsecured Notes:
70,000	BBB	5.250% due 3/15/20	70,611
30,000	BBB	4.125% due 11/15/20	30,412
336,000	BBB	7.875% due 9/1/21	367,240
100,000	BBB	7.500% due 1/15/31	128,381
260,000	BBB	7.750% due 6/15/31	339,602
116,000	BBB	8.750% due 3/15/32	162,086
250,000	BBB	5.100% due 9/15/45	266,747

		Total Pipelines	17,113,970

Real Estate Investment Trusts (REITs) - 0.6%
103,000	BBB+	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.800% due 4/15/26	110,051
600,000	BBB	American Campus Communities Operating Partnership LP, Company Guaranteed Notes, 3.350% due 10/1/20	605,644
		American Tower Corp., Senior Unsecured Notes:
15,000	BBB-	2.750% due 1/15/27	14,976
80,000	BBB-	3.950% due 3/15/29	85,838

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Real Estate Investment Trusts (REITs) - 0.6% - (continued)
$ 464,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	$487,186
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	10,137
35,000	BBB-	5.250% due 1/15/23	38,139
15,000	BBB-	3.700% due 6/15/26	15,852
305,000	BBB-	3.100% due 11/15/29	309,539
25,000	BBB-	4.750% due 5/15/47	29,397
50,000	BBB-	5.200% due 2/15/49	62,186
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
770,000	BBB-	5.250% due 6/1/25	847,015
592,000	BBB-	5.375% due 4/15/26	653,719
220,000	BBB-	5.300% due 1/15/29	243,467
257,000	BBB-	4.000% due 1/15/30	259,934
		Healthpeak Properties Inc., Senior Unsecured Notes:
261,000	BBB+	4.250% due 11/15/23	279,409
500,000	BBB+	3.400% due 2/1/25	523,865
400,000	BBB	Highwoods Realty LP, Senior Unsecured Notes, 3.200% due 6/15/21	404,718
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	371,246
160,000	BB-	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.500% due 1/15/28	167,656
160,000	A-	Realty Income Corp., Senior Unsecured Notes, 3.000% due 1/15/27	164,603
400,000	BBB-	Reckson Operating Partnership LP, Company Guaranteed Notes, 7.750% due 3/15/20	406,109
69,000	BB-	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24	71,738
400,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	421,321

		Total Real Estate Investment Trusts (REITs)	6,583,745

Retail - 0.3%
250,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.550% due 7/26/27(c)	257,547
		Home Depot Inc. (The), Senior Unsecured Notes:
60,000	A	3.000% due 4/1/26	63,002
10,000	A	2.125% due 9/15/26	10,018
55,000	A	3.900% due 12/6/28	62,047
70,000	A	5.875% due 12/16/36	96,980
85,000	BB	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Company Guaranteed Notes, 5.250% due 6/1/26(c)	90,323
		Lowe’s Cos., Inc., Senior Unsecured Notes:
45,000	BBB+	2.500% due 4/15/26	45,208
85,000	BBB+	3.700% due 4/15/46	87,032
15,000	BBB+	4.050% due 5/3/47	16,146
		McDonald’s Corp., Senior Unsecured Notes:
380,000	BBB+	3.700% due 1/30/26	408,934
340,000	BBB+	3.800% due 4/1/28	372,502
10,000	BBB+	3.700% due 2/15/42	10,416
280,000	BBB+	3.625% due 5/1/43	288,851
30,000	BBB+	4.450% due 3/1/47	34,831
120,000	BBB+	3.625% due 9/1/49	122,907
388,000	CCC-	Rite Aid Corp., Company Guaranteed Notes, 6.125% due 4/1/23(c)	322,040
		Starbucks Corp., Senior Unsecured Notes:
45,000	BBB+	3.800% due 8/15/25	48,498
30,000	BBB+	3.750% due 12/1/47	31,089
15,000	BBB+	4.500% due 11/15/48	17,431
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
95,000	BBB	3.800% due 11/18/24	98,321
635,000	BBB	3.450% due 6/1/26	646,162
45,000	BBB	4.800% due 11/18/44	46,573
		Walmart Inc., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Retail - 0.3% - (continued)
$ 100,000	AA	3.050% due 7/8/26	$105,490
290,000	AA	3.700% due 6/26/28	320,891
385,000	AA	3.250% due 7/8/29	414,903

		Total Retail	4,018,142

Savings & Loans - 0.0%
500,000	BBB+	Nationwide Building Society, Senior Unsecured Notes, 4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(b)(c)	528,432

Semiconductors - 0.4%
		Analog Devices Inc., Senior Unsecured Notes:
200,000	BBB	3.500% due 12/5/26	210,714
10,000	BBB	5.300% due 12/15/45	12,349
		Applied Materials Inc., Senior Unsecured Notes:
70,000	A-	3.300% due 4/1/27	74,542
150,000	A-	5.850% due 6/15/41	205,416
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
675,000	BBB-	2.375% due 1/15/20	675,115
110,000	BBB-	3.125% due 1/15/25	110,337
473,000	BBB-	3.875% due 1/15/27	483,260
		Broadcom Inc., Company Guaranteed Notes:
335,000	BBB-	3.125% due 4/15/21(c)	338,748
255,000	BBB-	3.125% due 10/15/22(c)	259,452
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	75,737
5,000	A+	4.100% due 5/19/46	5,787
54,000	A+	3.734% due 12/8/47	59,423
		KLA Corp., Senior Unsecured Notes:
150,000	BBB	4.100% due 3/15/29	164,633
75,000	BBB	5.000% due 3/15/49	91,112
		Lam Research Corp., Senior Unsecured Notes:
54,000	BBB+	2.800% due 6/15/21	54,687
30,000	BBB+	3.800% due 3/15/25	32,010
100,000	BBB+	3.750% due 3/15/26	107,352
80,000	BBB+	4.875% due 3/15/49	99,680
320,000	BBB+	NVIDIA Corp., Senior Unsecured Notes, 3.200% due 9/16/26	335,539
		NXP BV/NXP Funding LLC, Company Guaranteed Notes:
486,000	BBB-	4.125% due 6/1/21(c)	498,309
280,000	BBB-	4.625% due 6/1/23(c)	298,763
100,000	BBB-	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.300% due 6/18/29(c)	106,932
		QUALCOMM Inc., Senior Unsecured Notes:
30,000	A-	4.650% due 5/20/35	35,728
79,000	A-	4.800% due 5/20/45	95,468
35,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 4.150% due 5/15/48	42,469

		Total Semiconductors	4,473,562

Shipbuilding - 0.0%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
147,000	BBB	5.000% due 11/15/25(c)	154,411
227,000	BBB	3.483% due 12/1/27	238,306

		Total Shipbuilding	392,717

Software - 0.6%
		Activision Blizzard Inc., Senior Unsecured Notes:
380,000	BBB+	3.400% due 9/15/26	399,965
165,000	BBB+	3.400% due 6/15/27	172,869
		Autodesk Inc., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Software - 0.6% - (continued)
$ 145,000	BBB	3.125% due 6/15/20	$145,660
20,000	BBB	3.500% due 6/15/27	20,947
186,000	B-	Change Healthcare Holdings LLC/Change Healthcare Finance Inc., Senior Unsecured Notes, 5.750% due 3/1/25(c)	192,508
125,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 4.800% due 3/1/26	141,655
		Fidelity National Information Services Inc.:
19,000	BBB	Company Guaranteed Notes, 3.500% due 4/15/23	19,775
		Senior Unsecured Notes:
9,000	BBB	3.000% due 8/15/26	9,282
250,000	BBB	3.750% due 5/21/29	272,327
10,000	BBB	4.750% due 5/15/48	12,064
		Fiserv Inc., Senior Unsecured Notes:
35,000	BBB	3.850% due 6/1/25	37,289
390,000	BBB	3.200% due 7/1/26	404,547
155,000	BBB	4.200% due 10/1/28	171,364
170,000	BBB	3.500% due 7/1/29	178,942
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	280,485
70,000	AAA	2.700% due 2/12/25	72,318
1,030,000	AAA	2.400% due 8/8/26	1,049,068
690,000	AAA	3.300% due 2/6/27	743,617
315,000	AAA	3.500% due 2/12/35	349,619
10,000	AAA	3.450% due 8/8/36	11,041
20,000	AAA	4.100% due 2/6/37	23,684
135,000	AAA	3.500% due 11/15/42	148,783
30,000	AAA	3.700% due 8/8/46	34,346
55,000	AAA	4.000% due 2/12/55	65,443
50,000	AAA	3.950% due 8/8/56	58,839
20,000	AAA	4.500% due 2/6/57	25,951
		Oracle Corp., Senior Unsecured Notes:
40,000	A+	2.950% due 11/15/24	41,563
235,000	A+	3.250% due 11/15/27	249,897
15,000	A+	4.300% due 7/8/34	17,534
285,000	A+	3.900% due 5/15/35	321,965
60,000	A+	3.800% due 11/15/37	66,103
100,000	A+	4.500% due 7/8/44	119,143
30,000	A+	4.000% due 11/15/47	33,648
		salesforce.com Inc., Senior Unsecured Notes:
130,000	A	3.250% due 4/11/23	135,196
450,000	A	3.700% due 4/11/28	493,635
111,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(c)	118,972

		Total Software	6,640,044

Telecommunications - 1.6%
40,000	BBB	AT&T Corp., Company Guaranteed Notes, 8.750% due 11/15/31	61,555
		AT&T Inc., Senior Unsecured Notes:
1,000,000	BBB	zero coupon, due 11/27/22(c)	935,149
290,000	BBB	3.400% due 5/15/25	303,016
20,000	BBB	4.250% due 3/1/27	21,897
60,000	BBB	4.350% due 3/1/29	66,248
1,260,000	BBB	4.300% due 2/15/30	1,386,272
350,000	BBB	4.500% due 5/15/35	388,371
50,000	BBB	5.250% due 3/1/37	59,566
30,000	BBB	6.250% due 3/29/41	38,810
150,000	BBB	5.150% due 3/15/42	174,882

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Telecommunications - 1.6% - (continued)
$ 225,000	BBB	4.800% due 6/15/44	$254,551
280,000	BBB	4.350% due 6/15/45	299,369
850,000	BBB	4.750% due 5/15/46	951,814
340,000	BBB	5.150% due 11/15/46	399,841
278,000	BBB	4.500% due 3/9/48	303,243
		Corning Inc., Senior Unsecured Notes:
15,000	BBB+	3.700% due 11/15/23	15,644
25,000	BBB+	4.375% due 11/15/57	25,035
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
184,000	CCC+	8.500% due 10/15/24(c)	151,800
605,000	CCC+	9.750% due 7/15/25(c)	509,712
145,000	BB	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 5/1/25	150,436
		Motorola Solutions Inc., Senior Unsecured Notes:
235,000	BBB-	4.600% due 5/23/29	257,312
10,000	BBB-	5.500% due 9/1/44	11,028
150,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	171,924
200,000	BBB	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	272,800
70,000	B*	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	83,652
267,000	B+*	Sprint Communications Inc., Company Guaranteed Notes, 7.000% due 3/1/20(c)	269,378
		Sprint Corp., Company Guaranteed Notes:
130,000	B*	7.250% due 9/15/21	138,157
30,000	B*	7.875% due 9/15/23	33,056
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
1,473,500	Baa2(d)	3.360% due 9/20/21(c)	1,488,235
905,000	Baa2(d)	4.738% due 3/20/25(c)	961,938
500,000	Baa2(d)	5.152% due 3/20/28(c)	545,174
		Telefonica Emisiones SA, Company Guaranteed Notes:
680,000	BBB	5.134% due 4/27/20	688,430
330,000	BBB	4.103% due 3/8/27	358,276
150,000	BBB	4.895% due 3/6/48	170,537
		T-Mobile USA Inc., Company Guaranteed Notes:
150,000	BB+	6.000% due 3/1/23	152,985
165,000	BB+	6.000% due 4/15/24	171,117
63,000	BB+	4.500% due 2/1/26	64,800
192,000	BB+	4.750% due 2/1/28	201,365
		Verizon Communications Inc., Senior Unsecured Notes:
80,000	BBB+	3.500% due 11/1/24	84,811
770,000	BBB+	3.376% due 2/15/25	813,898
220,000	BBB+	2.625% due 8/15/26	224,202
185,000	BBB+	4.125% due 3/16/27	205,785
546,000	BBB+	4.329% due 9/21/28	619,763
630,000	BBB+	4.500% due 8/10/33	737,134
140,000	BBB+	4.400% due 11/1/34	162,718
866,000	BBB+	4.272% due 1/15/36	989,605
150,000	BBB+	5.250% due 3/16/37	189,811
105,000	BBB+	4.862% due 8/21/46	131,514
20,000	BBB+	5.500% due 3/16/47	27,222
150,000	BBB+	4.522% due 9/15/48	181,253
		Vodafone Group PLC, Senior Unsecured Notes:
260,000	BBB	3.750% due 1/16/24	274,328
115,000	BBB	4.125% due 5/30/25	124,728
330,000	BBB	4.375% due 5/30/28	366,990
725,000	BBB	5.250% due 5/30/48	867,666
500,000	BBB	4.875% due 6/19/49	569,131

		Total Telecommunications	19,107,934

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.2% - (continued)
Toys/Games/Hobbies - 0.0%
$ 44,000	BBB-	Hasbro Inc., Senior Unsecured Notes, 2.600% due 11/19/22	$44,176

Transportation - 0.2%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
100,000	A+	3.000% due 4/1/25	104,429
50,000	A+	5.750% due 5/1/40	68,137
79,000	A+	4.550% due 9/1/44	95,682
15,000	A+	4.150% due 4/1/45	17,289
10,000	A+	3.900% due 8/1/46	11,147
15,000	A+	4.150% due 12/15/48	17,444
		CSX Corp., Senior Unsecured Notes:
240,000	BBB+	2.600% due 11/1/26	245,144
160,000	BBB+	3.250% due 6/1/27	169,070
55,000	BBB+	3.800% due 3/1/28	60,018
20,000	BBB+	6.150% due 5/1/37	26,681
65,000	BBB+	4.300% due 3/1/48	75,263
30,000	BBB+	4.500% due 3/15/49	35,377
45,000	BBB+	3.350% due 9/15/49	44,566
50,000	BBB+	3.950% due 5/1/50	54,382
		FedEx Corp., Company Guaranteed Notes:
50,000	BBB	3.875% due 8/1/42	49,037
90,000	BBB	5.100% due 1/15/44	101,183
9,000	BBB	4.100% due 2/1/45	8,952
		Norfolk Southern Corp., Senior Unsecured Notes:
30,000	BBB+	3.650% due 8/1/25	32,135
50,000	BBB+	2.900% due 6/15/26	51,637
95,000	BBB+	4.150% due 2/28/48	107,550
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A-	4.163% due 7/15/22	67,266
50,000	A-	3.750% due 7/15/25	53,817
30,000	A-	2.750% due 3/1/26	30,909
470,000	A-	3.950% due 9/10/28	520,431
115,000	A-	4.800% due 9/10/58	141,970
300,000	A-	3.839% due 3/20/60(c)	307,068
35,000	A-	4.100% due 9/15/67	36,668
		United Parcel Service Inc., Senior Unsecured Notes:
75,000	A	3.400% due 3/15/29	80,772
55,000	A	2.500% due 9/1/29	55,171

		Total Transportation	2,669,195

Trucking & Leasing - 0.0%
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
4,000	BBB	3.400% due 11/15/26(c)	4,090
1,000	BBB	4.200% due 4/1/27(c)	1,070

		Total Trucking & Leasing	5,160

		TOTAL CORPORATE BONDS & NOTES (Cost - $303,451,665)	322,253,236

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 25.1%
U.S. GOVERNMENT AGENCIES - 0.2%
$ 345,000		Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	$398,410
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon, due 1/15/30(j)	457,642
595,000		zero coupon, due 5/15/30(j)	469,848
		Residual Funding Corp., Principal Strip:
240,000		zero coupon, due 7/15/20(j)	237,401
325,000		zero coupon, due 1/15/21(j)	318,548

		TOTAL U.S. GOVERNMENT AGENCIES	1,881,849

U.S. GOVERNMENT OBLIGATIONS - 24.9%
		U.S. Treasury Bonds:
1,660,000		4.500% due 2/15/36	2,249,689
795,000		5.000% due 5/15/37	1,151,725
615,000		4.625% due 2/15/40	872,363
690,000		3.750% due 8/15/41	881,030
4,195,000		3.125% due 11/15/41	4,900,612
910,000		2.750% due 8/15/42	1,002,902
100,000		3.125% due 2/15/43	117,090
1,005,000		3.625% due 8/15/43	1,272,267
16,640,000		3.750% due 11/15/43	21,487,050
1,435,000		3.625% due 2/15/44	1,821,721
415,000		3.125% due 8/15/44	488,330
1,375,000		3.000% due 11/15/44	1,586,648
320,000		3.000% due 5/15/45	369,987
625,000		2.875% due 8/15/45	707,349
2,560,000		3.000% due 11/15/45	2,966,800
358,000		3.000% due 2/15/47	416,937
500,000		2.750% due 8/15/47	556,260
5,195,000		3.000% due 2/15/48	6,061,205
4,065,000		3.125% due 5/15/48	4,857,357
2,120,000		3.375% due 11/15/48	2,653,312
2,065,000		3.000% due 2/15/49	2,418,309
1,010,000		2.875% due 5/15/49	1,156,509
5,848,000		2.250% due 8/15/49	5,905,452
17,240,000		2.375% due 11/15/49	17,898,622
		U.S. Treasury Inflation Indexed Bonds:
294,166		1.750% due 1/15/28	329,981
311,261		2.125% due 2/15/40	412,411
704,556		0.750% due 2/15/42	744,987
1,145,841		1.375% due 2/15/44	1,376,981
1,267,941		1.000% due 2/15/46	1,421,826
2,592,812		1.000% due 2/15/48	2,925,503
7,934,941		1.000% due 2/15/49	9,006,324
		U.S. Treasury Inflation Indexed Notes:
3,826,980		0.625% due 4/15/23	3,864,599
967,214		0.500% due 4/15/24	978,231
616,409		0.125% due 7/15/24	616,195
3,242,689		0.125% due 10/15/24	3,244,084
1,860,982		0.875% due 1/15/29	1,974,303
5,267,201		0.250% due 7/15/29	5,309,458
		U.S. Treasury Notes:
9,300,000		1.750% due 7/31/21	9,313,623
4,105,000		2.750% due 9/15/21	4,184,053
19,250,000		1.500% due 9/30/21	19,203,379
50,685,000		1.500% due 10/31/21	50,570,167
1,910,000		2.875% due 11/15/21	1,955,325

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 25.1% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 24.9% - (continued)
$ 2,395,000		1.375% due 10/15/22	$2,379,657
20,000		2.750% due 8/31/23	20,821
50,000		2.250% due 4/30/24	51,321
7,650,000		1.750% due 7/31/24	7,691,836
15,060,000		1.500% due 9/30/24	14,969,110
22,206,000		1.500% due 10/31/24	22,070,249
16,170,000		1.500% due 11/30/24	16,079,360
1,530,000		2.500% due 2/28/26	1,601,749
2,460,000		2.250% due 3/31/26	2,539,758
895,000		2.125% due 5/31/26	917,340
285,000		1.875% due 6/30/26	287,744
280,000		1.375% due 8/31/26	273,820
3,975,000		1.625% due 10/31/26	3,948,060
9,280,000		2.375% due 5/15/29	9,755,962
9,185,000		1.625% due 8/15/29	9,050,454
2,524,000		1.750% due 11/15/29	2,517,789

		TOTAL U.S. GOVERNMENT OBLIGATIONS	295,385,986

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $288,959,082)	297,267,835

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6%
2,262,511	D	Aames Mortgage Investment Trust, Series 2005-4, Class M2, 2.443% (1-Month USD-LIBOR + 0.735%) due 10/25/35(b)	2,266,686
2,800,000	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 1.928% (1-Month USD-LIBOR + 0.220%) due 2/25/37(b)	2,776,013
88,561	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 2.358% (1-Month USD-LIBOR + 0.650%) due 6/25/29(b)	75,993
1,172,447	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 2.018% (1-Month USD-LIBOR + 0.310%) due 11/25/35(b)	1,178,063
680,000	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.194% due 6/7/49(c)	689,064
544,196	Aaa(d)	Ascentium Equipment Receivables Trust, Series 2017-2A, Class A3, 2.310% due 12/10/21(c)	544,940
2,447,318	CCC	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 1.848% (1-Month USD-LIBOR + 0.140%) due 12/25/36(b)	2,386,826
850,859	CCC	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A1B, 1.858% (1-Month USD-LIBOR + 0.150%) due 12/25/36(b)	838,388
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(c)	500,693
420,000	AAA(k)	Series 2018-PARK, Class A, 4.227% due 8/10/38(b)(c)	470,449
45,201	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 4.700% due 7/25/34(b)	47,312
495,000	AAA	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.063% due 11/15/52	515,484
515,000	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 2.766% (3-Month USD-LIBOR + 0.800%) due 1/20/28(b)(c)	513,326
285,000	AAA	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430% due 11/5/36(c)	298,286
674,665	NR	BCAP LLC Trust, Series 2015-RR5, Class 1A3, 2.436% due 8/26/36(b)(c)	666,643
200,475	WD(k)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.348% due 5/25/47(b)(g)	190,748
92,413	B	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 4.430% due 5/25/35(b)	94,478
420,771	CCC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(b)	431,767
		Benchmark Mortgage Trust:
285,000	AAA	Series 2018-B1, Class A2, 3.571% due 1/15/51	295,628
348,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	359,657
359,000	AAA	Series 2019-B14, Class A5, 3.049% due 12/15/61	374,067
467,000	(P)AAA	Series 2019-B15, Class A5, 2.928% due 12/15/72	481,243
590,000	AAA	BlueMountain CLO Ltd., Series 2015-2A, Class A1R, 2.933% (3-Month USD-LIBOR + 0.930%) due 7/18/27(b)(c)	588,778
		BX Commercial Mortgage Trust:
552,083	NR	Series 2018-IND, Class G, 3.815% (1-Month USD-LIBOR + 2.050%) due 11/15/35(b)(c)	554,407
940,000	AAA	Series 2019-IMC, Class A, 2.765% (1-Month USD-LIBOR + 1.000%) due 4/15/34(b)(c)	941,784
		CD Mortgage Trust:
2,039,696	AA+	Series 2017-CD4, Class XA, 1.465% due 5/10/50(b)(l)	144,370
1,247,000	Aaa(d)	Series 2017-CD6, Class ASB, 3.332% due 11/13/50	1,310,634
370,095	AAA	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 1.958% (1-Month USD-LIBOR + 0.250%) due 6/25/36(b)	370,633
235,000	AA+	CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A, 2.808% due 4/10/28(c)	235,054

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6% - (continued)
$ 545,000	AA+	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(c)	$566,694
87,812	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 4.618% due 2/25/37(b)	91,549
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
570,259	A	Series 2004-2A, Class A1, 1.978% (1-Month USD-LIBOR + 0.270%) due 5/25/35(b)(c)	565,991
1,391,518	CCC	Series 2004-2A, Class B1, 2.553% due 5/25/35(b)(c)	1,137,763
		CIM Trust:
1,027,656	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(b)(c)	1,044,475
957,000	NR	Series 2018-R6, Class A1, 2.857% (1-Month USD-LIBOR + 1.076%) due 9/25/58(b)(c)	954,024
		Citigroup Commercial Mortgage Trust:
410,000	Aaa(d)	Series 2013-375P, Class A, 3.251% due 5/10/35(c)	423,015
575,000	Aaa(d)	Series 2015-P1, Class A5, 3.717% due 9/15/48	617,113
500,000	Aaa(d)	Series 2016-P5, Class A4, 2.941% due 10/10/49	516,661
355,000	Aaa(d)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	372,786
1,440,000	B3(d)	Series 2019-SST2, Class F, 4.265% (1-Month USD-LIBOR + 2.500%) due 12/15/36(b)(c)	1,445,297
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 1.928% (1-Month USD-LIBOR + 0.220%) due 9/25/36(b)	625,784
415,000	AAA	CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.871% due 11/10/31(b)(c)	423,246
		Commercial Mortgage Trust:
265,000	AAA(k)	Series 2013-300P, Class A1, 4.353% due 8/10/30(c)	282,383
190,000	AA-(k)	Series 2013-300P, Class B, 4.540% due 8/10/30(b)(c)	202,810
260,000	BB	Series 2013-CR9, Class E, 4.397% due 7/10/45(b)(c)	162,411
534,859	Aaa(d)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	566,696
40,000	Aa3(d)	Series 2013-CR12, Class B, 4.762% due 10/10/46(b)	41,900
20,000	Baa1(d)	Series 2013-CR12, Class C, 5.250% due 10/10/46(b)	20,286
265,000	AAA(k)	Series 2014-277P, Class A, 3.732% due 8/10/49(b)(c)	281,467
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	148,956
606,000	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	620,619
210,000	A-(k)	Series 2014-CR21, Class C, 4.575% due 12/10/47(b)	221,924
345,000	Aaa(d)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	370,711
3,065,114	Aa1(d)	Series 2015-CR25, Class XA, 1.027% due 8/10/48(b)(l)	120,229
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(c)	286,597
475,000	Aaa(d)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	532,465
		Countrywide Asset-Backed Certificates:
138,581	CCC	Series 2006-SD3, Class A1, 2.038% (1-Month USD-LIBOR + 0.330%) due 7/25/36(b)(c)	131,452
282,836	AA	Series 2007-13, Class 2A2, 2.508% (1-Month USD-LIBOR + 0.800%) due 10/25/47(b)	276,884
		Countrywide Home Loan Mortgage Pass-Through Trust:
94,353	Ca(d)	Series 2005-11, Class 3A3, 2.912% due 4/25/35(b)	79,336
65,000	WR(d)	Series 2005-11, Class 6A1, 2.308% (1-Month USD-LIBOR + 0.600%) due 3/25/35(b)	58,599
		Credit Suisse Commercial Mortgage Capital Trust:
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(c)	266,914
543,432	NR	Series 2015-5R, Class 1A1, 3.310% due 9/27/46(b)(c)	540,603
240,000	Aaa(d)	Series 2017-LSTK, Class A, 2.761% due 4/5/33(c)	240,695
		Credit Suisse Commercial Mortgage Trust:
11,520	Caa3(d)	Series 2006-C3, Class AJ, 6.704% due 6/15/38(b)	6,316
14,773	Caa3(d)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	9,843
47,518	WR(d)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	49,010
		Credit Suisse Mortgage Capital Certificates:
1,510,000	Aaa(d)	Series 2019-ICE4, Class A, 2.745% (1-Month USD-LIBOR + 0.980%) due 5/15/36(b)(c)	1,513,768
950,000	B2(d)	Series 2019-ICE4, Class F, 4.415% (1-Month USD-LIBOR + 2.650%) due 5/15/36(b)(c)	954,548
295,000	Aaa(d)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	311,206
396,000	AAA	CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% due 9/15/52	409,368
2,239,740	AAA(k)	CSMC Trust, Series 2018-J1, Class A2, 3.500% due 2/25/48(b)(c)	2,289,474
991,214	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 1.985% (1-Month USD-LIBOR + 0.220%) due 2/15/29(b)	924,483
390,000	Aaa(d)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(c)	402,503

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6% - (continued)
$ 57,071	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 2.533% (1-Month USD-LIBOR + 0.800%) due 11/19/44(b)	$54,408
700,000	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 3.110% (3-Month USD-LIBOR + 1.200%) due 8/15/30(b)(c)	699,939
975,000	AAA	Eaton Vance CLO Ltd., Series 2013-1A, Class A1RR, 3.161% (3-Month USD-LIBOR + 1.160%) due 1/15/28(b)(c)	975,532
359,997	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 4.258% (1-Month USD-LIBOR + 2.550%) due 9/25/33(b)	365,191
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
105,092	NR	Series 334, Class S7, 4.335% (6.100% - 1-Month USD-LIBOR) due 8/15/44(l)(v)	21,220
144,728	NR	Series 353, Class S1, 4.235% (6.000% - 1-Month USD-LIBOR) due 12/15/46(l)(v)	24,978
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 26.269% (31.310% - 11th District Cost of Funds Index) due 2/15/24(b)(l)	2,311
44,513	NR	Series 3451, Class SB, 4.265% (6.030% - 1-Month USD-LIBOR) due 5/15/38(l)(v)	4,805
81,382	NR	Series 3621, Class SB, 4.465% (6.230% - 1-Month USD-LIBOR) due 1/15/40(l)(v)	13,772
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	627,688
1,029,931	NR	Series 3866, Class SA, 4.185% (5.950% - 1-Month USD-LIBOR) due 5/15/41(l)(v)	115,933
393,873	NR	Series 3947, Class SG, 4.185% (5.950% - 1-Month USD-LIBOR) due 10/15/41(l)(v)	59,834
27,590	NR	Series 3973, Class SA, 4.725% (6.490% - 1-Month USD-LIBOR) due 12/15/41(l)(v)	5,944
329,290	NR	Series 4203, Class PS, 4.485% (6.250% - 1-Month USD-LIBOR) due 9/15/42(l)(v)	48,111
356,947	NR	Series 4210, Class Z, 3.000% due 5/15/43	362,262
144,484	NR	Series 4239, Class IO, 3.500% due 6/15/27(l)	11,182
309,563	NR	Series 4316, Class XZ, 4.500% due 3/15/44	361,436
102,909	NR	Series 4335, Class SW, 4.235% (6.000% - 1-Month USD-LIBOR) due 5/15/44(l)(v)	17,266
818,193	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	877,064
1,593,128	NR	Series 4879, Class BC, 3.000% due 4/15/49	1,629,852
84,680	NR	Series R007, Class ZA, 6.000% due 5/15/36	97,502
		Federal National Mortgage Association (FNMA), ACES:
10,910,493	NR	Series 2013-M7, Class X2, 0.241% due 12/27/22(b)(l)	50,315
5,197,446	NR	Series 2015-M7, Class X2, 0.569% due 12/25/24(b)(l)	105,820
18,975,580	NR	Series 2015-M8, Class X2, 0.239% due 1/25/25(b)(l)	116,000
650,000	NR	Series 2019-M1, Class A2, 3.673% due 9/25/28(b)	715,005
180,000	NR	Series 2019-M4, Class A2, 3.610% due 2/25/31	199,778
260,000	NR	Series 2019-M5, Class A2, 3.273% due 1/25/29	279,663
330,000	NR	Series 2019-M6, Class A2, 3.450% due 1/1/29	358,065
571,973	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	584,083
100,000	NR	Series 2019-M27, Class A2, 2.700% due 11/25/40	100,849
500,000	NR	Series 2019-M28, Class AV, 2.232% due 2/15/27	499,732
		Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
24,904	Aa3(d)	Series 2016-C04, Class 1M1, 3.158% (1-Month USD-LIBOR + 1.450%) due 1/25/29(b)(c)	24,922
910,000	BB-(k)	Series 2017-C07, Class 1M2, 4.108% (1-Month USD-LIBOR + 2.400%) due 5/25/30(b)(c)	924,798
1,010,000	B(k)	Series 2018-C06, Class 1M2, 3.708% (1-Month USD-LIBOR + 2.000%) due 3/25/31(b)(c)	1,013,519
		Federal National Mortgage Association (FNMA), Grantor Trust:
66,263	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(b)	66,264
99,814	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	103,759
		Federal National Mortgage Association (FNMA), Interest Strip:
151,204	NR	Series 409, Class C13, 3.500% due 11/25/41(l)	24,736
274,900	NR	Series 409, Class C18, 4.000% due 4/25/42(l)	42,769
38,297	NR	Series 409, Class C22, 4.500% due 11/25/39(l)	8,101
		Federal National Mortgage Association (FNMA), REMICS:
27,111	NR	Series 2004-38, Class FK, 2.058% (1-Month USD-LIBOR + 0.350%) due 5/25/34(b)	27,082
117,185	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	122,699
563,672	NR	Series 2006-51, Class SP, 4.942% (6.650% - 1-Month USD-LIBOR) due 3/25/36(l)(v)	77,822
247,327	NR	Series 2007-68, Class SC, 4.992% (6.700% - 1-Month USD-LIBOR) due 7/25/37(l)(v)	52,819
569,389	NR	Series 2008-18, Class SM, 5.292% (7.000% - 1-Month USD-LIBOR) due 3/25/38(l)(v)	95,244
1,062,734	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	1,123,370
331,110	NR	Series 2011-87, Class SG, 4.842% (6.550% - 1-Month USD-LIBOR) due 4/25/40(l)(v)	40,798

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6% - (continued)
$ 52,002	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(l)	$917
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	877,722
87,837	NR	Series 2012-35, Class SC, 4.792% (6.500% - 1-Month USD-LIBOR) due 4/25/42(l)(v)	14,495
111,377	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	127,214
161,021	NR	Series 2012-51, Class B, 7.000% due 5/25/42	193,288
19,212	NR	Series 2012-70, Class YS, 4.942% (6.650% - 1-Month USD-LIBOR) due 2/25/41(l)(v)	1,544
137,565	NR	Series 2012-74, Class SA, 4.942% (6.650% - 1-Month USD-LIBOR) due 3/25/42(l)(v)	19,770
22,927	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(j)	20,964
102,770	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(l)	7,213
186,915	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(l)	11,458
114,392	NR	Series 2012-133, Class CS, 4.442% (6.150% - 1-Month USD-LIBOR) due 12/25/42(l)(v)	20,695
388,674	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	455,017
330,291	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	367,980
96,807	NR	Series 2013-54, Class BS, 4.442% (6.150% - 1-Month USD-LIBOR) due 6/25/43(l)(v)	20,647
275,853	NR	Series 2016-60, Class QS, 4.392% (6.100% - 1-Month USD-LIBOR) due 9/25/46(l)(v)	48,061
878,666	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	918,671
810,246	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	829,571
708,581	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	732,997
668,052	NR	Series 2019-67, Class FE, 2.158% (1-Month USD-LIBOR + 0.450%) due 11/25/49(b)	666,255
		FHLMC Multifamily Structured Pass-Through Certificates:
225,624	AAA(k)	Series K016, Class X1, 1.635% due 10/25/21(b)(l)	5,341
750,000	AAA(k)	Series K078, Class A2, 3.854% due 6/25/28	838,915
185,000	AAA(k)	Series K082, Class A2, 3.920% due 9/25/28(b)	207,925
455,000	AAA(k)	Series K083, Class A2, 4.050% due 9/25/28(b)	516,684
281,000	Aaa(d)	Series K085, Class A2, 4.060% due 10/25/28(b)	320,054
300,000	AAA	Series K091, Class A2, 3.505% due 3/25/29	330,413
1,090,000	AAA(k)	Series K099, Class X1, 1.006% due 9/25/29(b)(l)	80,381
555,000	NR	Series K158, Class A3, 3.900% due 10/25/33(b)	638,264
1,999,897	AAA(k)	Series K736, Class X1, 1.437% due 7/25/26(b)(l)	145,307
312,924	NR	Series KIR2, Class A1, 2.748% due 3/25/27	321,242
996,425	NR	Series Q006, Class APT2, 2.490% due 9/25/26(b)	1,027,324
		FHLMC Structured Agency Credit Risk Debt Notes:
469,000	Baa1(d)	Series 2016-DNA1, Class M3, 7.258% (1-Month USD-LIBOR + 5.550%) due 7/25/28(b)	517,997
655,000	BBB-(k)	Series 2017-DNA2, Class M2, 5.158% (1-Month USD-LIBOR + 3.450%) due 10/25/29(b)	698,304
344,467	B(k)	Series 2017-HRP1, Class M2, 4.158% (1-Month USD-LIBOR + 2.450%) due 12/25/42(b)	347,710
1,546,931	CC	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 1.948% (1-Month USD-LIBOR + 0.240%) due 10/25/36(b)	1,234,521
478,218	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class ARR, 2.851% (3-Month USD-LIBOR + 0.850%) due 1/16/26(b)(c)	478,292
		Ford Credit Floorplan Master Owner Trust A:
1,370,000	AAA	Series 2018-3, Class A1, 3.520% due 10/15/23	1,408,016
700,000	Aaa(d)	Series 2019-2, Class A, 3.060% due 4/15/26	724,708
580,000	AAA	Series 2019-4, Class A, 2.440% due 9/15/26	585,048
925,137	AA+	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(c)	949,351
929,041	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 3.935% (1-Month USD-LIBOR + 2.150%) due 1/25/26(b)(c)	937,242
204,259	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(b)	217,098
88,771	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 2.185% (1-Month USD-LIBOR + 0.420%) due 5/15/34(b)(c)	83,518
		Government National Mortgage Association (GNMA):
500,525	NR	Series 2007-51, Class SG, 4.856% (6.580% - 1-Month USD-LIBOR) due 8/20/37(l)(v)	72,978
1,488,499	NR	Series 2008-51, Class GS, 4.468% (6.230% - 1-Month USD-LIBOR) due 6/16/38(l)(v)	282,066
8,932	NR	Series 2010-31, Class GS, 4.776% (6.500% - 1-Month USD-LIBOR) due 3/20/39(l)(v)	265
55,928	NR	Series 2010-85, Class HS, 4.926% (6.650% - 1-Month USD-LIBOR) due 1/20/40(l)(v)	4,803
328,269	NR	Series 2012-H27, Class AI, 1.800% due 10/20/62(b)(l)	16,419
238,178	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(l)	31,995
2,801,372	NR	Series 2013-85, Class IA, 0.691% due 3/16/47(b)(l)	92,063

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6% - (continued)
$ 1,692,409	NR	Series 2014-105, Class IO, 0.954% due 6/16/54(b)(l)	$78,274
1,754,374	NR	Series 2014-H20, Class FA, 2.427% (1-Month USD-LIBOR + 0.430%) due 10/20/64(b)	1,750,561
106,481	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(l)	19,188
107,229	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(l)	19,897
77,061	NR	Series 2016-135, Class SB, 4.338% (6.100% - 1-Month USD-LIBOR) due 10/16/46(l)(v)	17,284
776,043	NR	Series 2017-H22, Class IC, 1.983% due 11/20/67(b)(l)	85,301
249,602	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	260,178
87,065	NR	Series 2018-130, Class A, 3.250% due 5/16/59	88,830
1,191,189	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	1,205,756
1,341,347	NR	Series 2019-86, Class C, 2.500% due 3/20/49	1,348,083
1,033,025	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	1,047,962
200,000	NR	Series 2019-123, Class A, 3.000% due 10/20/49	205,109
710,000	AAA	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 3.065% (1-Month USD-LIBOR + 1.300%) due 9/15/31(b)(c)	703,024
681,000	AAA	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048% due 11/10/52	705,579
		Harborview Mortgage Loan Trust:
133,142	AA+	Series 2004-5, Class 2A6, 4.081% due 6/19/34(b)	135,865
59,122	WD(k)	Series 2006-2, Class 1A, 4.834% due 2/25/36(b)	37,978
1,004,571	Caa2(d)	Series 2006-10, Class 1A1A, 1.933% (1-Month USD-LIBOR + 0.200%) due 11/19/36(b)	940,490
96,247	AA	Impac CMB Trust, Series 2007-A, Class A, 2.208% (1-Month USD-LIBOR + 0.500%) due 5/25/37(b)(c)	97,901
710,000	AAA(k)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(c)	752,156
42,895	Caa2(d)	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.806% due 9/25/35(b)	40,369
1,499,932	CCC	IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 2.008% (1-Month USD-LIBOR + 0.300%) due 7/25/35(b)	1,461,750
1,027,204	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 1.868% (1-Month USD-LIBOR + 0.160%) due 8/25/36(b)	419,162
		JP Morgan Chase Commercial Mortgage Securities Trust:
350,000	Aaa(d)	Series 2016-NINE, Class A, 2.949% due 9/6/38(b)(c)	359,567
265,000	AAA	Series 2018-BCON, Class A, 3.735% due 1/5/31(c)	276,085
365,000	Aaa(d)	Series 2019-OSB, Class A, 3.397% due 6/5/39(c)	388,305
1,350,000	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 2.098% (1-Month USD-LIBOR + 0.390%) due 5/25/35(b)	1,352,202
		JP Morgan Mortgage Trust:
357,587	Aaa(d)	Series 2017-1, Class A4, 3.500% due 1/25/47(b)(c)	362,782
275,933	Aaa(d)	Series 2017-2, Class A6, 3.000% due 5/25/47(b)(c)	278,052
1,123,855	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(b)(c)	1,146,850
425,694	AA+	Series 2018-4, Class A1, 3.500% due 10/25/48(b)(c)	434,213
1,058,706	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(b)(c)	1,082,408
454,133	AAA	Series 2019-1, Class A11, 2.658% (1-Month USD-LIBOR + 0.950%) due 5/25/49(b)(c)	454,674
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(d)	Series 2013-C17, Class B, 5.055% due 1/15/47(b)	43,452
350,000	BB(k)	Series 2014-C23, Class E, 3.364% due 9/15/47(b)(c)	298,228
399,281	Aaa(d)	JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class A, 2.915% (1-Month USD-LIBOR + 1.150%) due 7/15/34(b)(c)	395,888
		JPMDB Commercial Mortgage Securities Trust:
190,000	Aaa(d)	Series 2017-C7, Class A5, 3.409% due 10/15/50	202,253
379,000	AAA	Series 2019-COR6, Class A4, 3.057% due 11/13/52	392,982
		JPMorgan Chase Commercial Mortgage Securities Trust:
175,000	Aaa(d)	Series 2011-C5, Class AS, 5.595% due 8/15/46(b)(c)	182,962
370,000	Aa1(d)	Series 2011-C5, Class B, 5.595% due 8/15/46(b)(c)	386,351
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(c)	477,367
186,660	Aaa(d)	JPMorgan Trust, Series 2015-5, Class A9, 3.232% due 5/25/45(b)(c)	187,058
973,445	NR	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(c)	976,457
44,310	Ca(d)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 2.308% (1-Month USD-LIBOR + 0.600%) due 12/25/35(b)	34,853
700,000	Aaa(d)	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 2.990% (3-Month USD-LIBOR + 1.080%) due 11/15/28(b)(c)	697,390
256,084	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 4.566% due 10/25/32(b)	265,752
286,081	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 1.958% (1-Month USD-LIBOR + 0.250%) due 7/25/37(b)	198,582
16,306	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 4.800% due 5/25/34(b)	16,504

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6% - (continued)
$ 491,977	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	$531,208
		ML-CFC Commercial Mortgage Trust:
75,148	Caa2(d)	Series 2007-5, Class AJ, 5.450% due 8/12/48(b)	47,163
39,363	D(k)	Series 2007-9, Class AJ, 6.193% due 9/12/49(b)	17,021
500,000	Aaa(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	533,260
1,741,269	NR	Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, 3.000% due 7/26/48(b)(c)(m)	1,743,479
400,000	AAA	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 2.851% (3-Month USD-LIBOR + 0.850%) due 1/15/28(b)(c)	399,218
1,850,000	CCC	New Century Home Equity Loan Trust, Series 2005-4, Class M3, 2.258% (1-Month USD-LIBOR + 0.550%) due 9/25/35(b)	1,855,981
		New Residential Mortgage Loan Trust:
310,994	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(b)(c)	323,344
1,000,000	(P)Aaa(d)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(b)(f)(c)	1,022,246
240,000	AAA	Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR, 2.766% (3-Month USD-LIBOR + 0.800%) due 10/20/26(b)(c)	240,017
500,000	Aaa(d)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(c)	497,141
886,678	BBB-	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 2.488% (1-Month USD-LIBOR + 0.780%) due 11/25/34(b)	889,956
1,230,000	AAA	PFS Financing Corp., Series 2019-B, Class A, 2.315% (1-Month USD-LIBOR + 0.550%) due 9/15/23(b)(c)	1,231,703
		PMT Credit Risk Transfer Trust:
939,033	NR	Series 2019-2R, Class A, 4.555% (1-Month USD-LIBOR + 2.750%) due 5/27/23(b)(c)	946,165
1,017,271	NR	Series 2019-3R, Class A, 4.164% (1-Month USD-LIBOR + 2.700%) due 10/27/22(b)(c)	1,023,112
519,784	AA+	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 1.958% (1-Month USD-LIBOR + 0.250%) due 7/25/36(b)	519,749
		Prime Mortgage Trust:
16,964	Caa2(d)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(c)	16,047
868,759	Caa2(d)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(c)	764,093
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.961% due 1/15/32(b)(c)	965,326
195,367	Caa2(d)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	201,077
		SBA Small Business Investment Cos.:
685,046	NR	Series 2018-10B, Class 1, 3.548% due 9/10/28	720,667
395,714	NR	Series 2019-10A, Class 1, 3.113% due 3/10/29	414,444
		Seasoned Credit Risk Transfer Trust:
197,594	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	205,313
790,000	B-(k)	Series 2019-1, Class M, 4.750% due 7/25/58(b)(c)	809,108
495,391	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	516,591
1,194,746	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 2.484% (1-Month USD-LIBOR + 0.760%) due 4/20/33(b)	1,188,389
791,863	AA	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 2.508% (1-Month USD-LIBOR + 0.800%) due 7/25/34(b)	787,935
100,979	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 1.983% (1-Month USD-LIBOR + 0.250%) due 7/19/35(b)	100,786
108,217	CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 2.058% (1-Month USD-LIBOR + 0.350%) due 6/25/35(b)(c)	97,579
420,000	NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(f)(c)	422,510
81,008	AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 2.520% (1-Month USD-LIBOR + 0.750%) due 11/11/34(b)(c)	80,968
236,075	Aaa(d)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(b)(c)	235,393
116,658	NR	United States Small Business Administration, Series 2019-20D, Class 1, 2.980% due 4/1/39	121,260
807,975	A-	Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.188% due 7/15/44(c)	816,496
530,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(c)	541,400
		WaMu Mortgage Pass-Through Certificates Trust:
8,988	BB	Series 2004-AR11, Class A, 4.243% due 10/25/34(b)	9,137
44,693	A+	Series 2004-AR12, Class A2A, 2.488% (1-Month USD-LIBOR + 0.780%) due 10/25/44(b)	44,763
251,110	BB-	Series 2005-AR4, Class A5, 4.216% due 4/25/35(b)	260,146
1,406,328	A-	Series 2005-AR19, Class A1B3, 2.058% (1-Month USD-LIBOR + 0.350%) due 12/25/45(b)	1,407,268
989,113	CCC	Series 2006-AR3, Class A1A, 3.326% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(b)	1,014,323
1,755,812	WR(d)	Series 2007-OA2, Class 1A, 3.026% (1-Year Treasury Average Rate + 0.700%) due 3/25/47(b)	1,633,332
442,586	Ca(d)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 3.026% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(b)	392,101
		Wells Fargo Commercial Mortgage Trust:
120,000	Aa3(d)	Series 2013-LC12, Class B, 4.420% due 7/15/46(b)	124,762
1,000,000	Aa2(d)	Series 2015-C28, Class AS, 3.872% due 5/15/48(b)	1,059,046
150,000	Aaa(d)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	156,440

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6% - (continued)
$ 500,000		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	$506,399
11,900,752		Aaa(d)	Series 2018-C43, Class XA, 0.860% due 3/15/51(b)(l)	566,002
250,000		Aaa(d)	Series 2018-C44, Class A4, 3.948% due 5/15/51	275,611
3,614,534		Aaa(d)	Series 2019-C52, Class XA, 1.770% due 8/15/52(b)(l)	431,737
357,000		Aaa(d)	Series 2019-C53, Class A4, 3.040% due 10/15/52	371,688
385,000		(P)AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	396,537
765,000		Aaa(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(b)(f)(c)	769,055
			WF-RBS Commercial Mortgage Trust:
191,442		Aaa(d)	Series 2011-C2, Class A4, 4.869% due 2/15/44(b)(c)	195,572
1,652,298		Aaa(d)	Series 2012-C7, Class XA, 1.503% due 6/15/45(b)(c)(l)	41,944
145,000		Aaa(d)	Series 2013-C14, Class A4, 3.073% due 6/15/46	149,091

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $127,043,388)	125,776,246

SOVEREIGN BONDS - 3.2%
Argentina - 0.1%
1,910,000		CCC-	Argentine Republic Government International Bonds, 5.625% due 1/26/22	833,356

Brazil - 0.6%
656,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	729,049
			Brazil Notas do Tesouro Nacional Serie F:
5,296,000	BRL	BB-	10.000% due 1/1/21	1,367,840
5,296,000	BRL	BB-	10.000% due 1/1/23	1,440,415
910,000	BRL	BB-	10.000% due 1/1/27	261,382
			Brazilian Government International Bonds:
280,000		BB-	4.875% due 1/22/21	288,540
1,300,000		BB-	4.625% due 1/13/28	1,385,475
1,280,000		BB-	5.000% due 1/27/45	1,300,397

			Total Brazil	6,773,098

Canada - 0.0%
152,000		A+	Province of Manitoba Canada, 3.050% due 5/14/24	159,594

Chile - 0.0%
100,000		A+	Chile Government International Bonds, 3.240% due 2/6/28	105,656

Colombia - 0.1%
			Colombia Government International Bonds:
220,000		BBB-	8.125% due 5/21/24	269,591
280,000		BBB-	3.875% due 4/25/27	294,797
305,000		BBB-	4.500% due 3/15/29	336,674
370,000		BBB-	5.625% due 2/26/44	454,151

			Total Colombia	1,355,213

Ecuador - 0.0%
200,000		B-	Ecuador Government International Bonds, 7.875% due 1/23/28(c)	156,569

Egypt - 0.0%
230,000		B	Egypt Government International Bonds, 5.577% due 2/21/23(c)	238,588

Indonesia - 0.2%
			Indonesia Government International Bonds:
1,400,000		BBB	3.750% due 4/25/22	1,446,106
290,000		Baa2(d)	3.500% due 1/11/28	301,433
80,000		BBB	4.100% due 4/24/28	86,397
330,000		Baa2(d)	4.350% due 1/11/48	363,131

			Total Indonesia	2,197,067

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.2% - (continued)
Kenya - 0.0%
$ 200,000		B+	Kenya Government International Bonds, 7.250% due 2/28/28(c)	$209,743

Kuwait - 0.0%
360,000		AA	Kuwait International Government Bonds, 3.500% due 3/20/27(c)	386,454

Mexico - 1.1%
			Mexican Bonos:
15,120,000	MXN	A-	10.000% due 12/5/24	872,276
22,540,000	MXN	A-	8.500% due 5/31/29	1,265,178
60,165,700	MXN	A-	7.750% due 11/13/42	3,210,867
84,090,000	MXN	A3(d)	8.000% due 11/7/47	4,631,517
			Mexico Government International Bonds:
174,000		BBB+	3.625% due 3/15/22	179,655
44,000		BBB+	4.000% due 10/2/23	46,500
665,000		BBB+	4.150% due 3/28/27	709,223
323,000		BBB+	3.750% due 1/11/28	335,193
975,000		BBB+	4.500% due 4/22/29	1,070,063
210,000		BBB+	4.750% due 3/8/44	229,621

			Total Mexico	12,550,093

Nigeria - 0.0%
260,000		B	Nigeria Government International Bonds, 7.143% due 2/23/30(c)	258,928

Oman - 0.0%
200,000		Ba1(d)	Oman Government International Bonds, 5.625% due 1/17/28(c)	200,672

Panama - 0.1%
			Panama Government International Bonds:
200,000		BBB+	4.000% due 9/22/24	214,202
210,000		BBB+	3.875% due 3/17/28	229,033

			Total Panama	443,235

Peru - 0.1%
			Peruvian Government International Bonds:
315,000		BBB+	4.125% due 8/25/27	352,910
70,000		BBB+	6.550% due 3/14/37	102,370
160,000		BBB+	5.625% due 11/18/50	233,990

			Total Peru	689,270

Philippines - 0.0%
400,000		BBB+	Philippine Government International Bonds, 3.000% due 2/1/28	416,941

Poland - 0.1%
710,000		A-	Poland Government International Bonds, 4.000% due 1/22/24	765,979

Qatar - 0.1%
			Qatar Government International Bonds:
250,000		AA-	4.000% due 3/14/29(c)	278,950
820,000		AA-	4.817% due 3/14/49(c)	1,015,410

			Total Qatar	1,294,360

Russia - 0.6%
			Russian Federal Bonds - OFZ:
22,990,000	RUB	BBB	7.000% due 8/16/23	369,477
6,950,000	RUB	NR	7.750% due 9/16/26	117,257

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.2% - (continued)
Russia - 0.6% - (continued)
31,310,000	RUB	BBB	8.150% due 2/3/27	$540,195
146,093,000	RUB	BBB	7.050% due 1/19/28	2,385,988
128,030,000	RUB	BBB(k)	6.900% due 5/23/29	2,075,182
34,080,000	RUB	BBB(k)	7.250% due 5/10/34	563,163
49,650,000	RUB	NR	7.700% due 3/16/39	862,174
$ 200,000		BBB(k)	Russian Foreign Bonds - Eurobond, 4.750% due 5/27/26	222,110

			Total Russia	7,135,546

Saudi Arabia - 0.0%
200,000		A1(d)	Saudi Government International Bonds, 3.625% due 3/4/28	210,765

United Arab Emirates - 0.0%
400,000		AA	Abu Dhabi Government International Bonds, 2.500% due 10/11/22(c)	404,821

Uruguay - 0.1%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	75,524
355,000		BBB	4.375% due 10/27/27	388,493

			Total Uruguay	464,017

			TOTAL SOVEREIGN BONDS (Cost - $38,237,301)	37,249,965

ASSET-BACKED SECURITIES - 1.8%
Automobiles - 0.4%
6,604		AAA	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870% due 8/18/21	6,603
			Credit Acceptance Auto Loan Trust:
630,000		AAA	Series 2018-3A, Class A, 3.550% due 8/15/27(c)	641,052
700,000		AAA	Series 2019-3A, Class A, 2.380% due 11/15/28(c)	700,349
			Hertz Vehicle Financing II LP:
1,500,000		Aaa(d)	Series 2016-4A, Class A, 2.650% due 7/25/22(c)	1,507,821
440,000		Aaa(d)	Series 2018-1A, Class A, 3.290% due 2/25/24(c)	452,233
970,000		AAA	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220% due 6/15/23	988,860

			Total Automobiles	4,296,918

Credit Cards - 0.1%
830,000		AAA	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840% due 12/15/24	848,487
315,000		AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 2.532% (1-Month USD-LIBOR + 0.770%) due 5/14/29(b)	313,659

			Total Credit Cards	1,162,146

Student Loans - 1.3%
362,244		AA+	CIT Education Loan Trust, Series 2007-1, Class A, 2.196% (3-Month USD-LIBOR + 0.090%) due 3/25/42(b)(c)	342,700
			Navient Private Education Loan Trust:
253,326		AAA	Series 2014-AA, Class A2B, 3.015% (1-Month USD-LIBOR + 1.250%) due 2/15/29(b)(c)	255,056
24,011		AAA	Series 2014-CTA, Class A, 2.465% (1-Month USD-LIBOR + 0.700%) due 9/16/24(b)(c)	24,015
930,000		AAA	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130% due 2/15/68(c)	945,497
500,000		AAA	Navient Student Loan Trust, Series 2017-4A, Class A2, 2.208% (1-Month USD-LIBOR + 0.500%) due 9/27/66(b)(c)	499,470
522,308		AAA	Nelnet Student Loan Trust, Series 2011-1A, Class A, 2.558% (1-Month USD-LIBOR + 0.850%) due 2/25/48(b)(c)	520,570
			SLM Student Loan Trust:
191,257		AA+	Series 2003-4, Class A5E, 2.869% (3-Month USD-LIBOR + 0.750%) due 3/15/33(b)(c)	186,071
1,797,095		AAA	Series 2005-5, Class A4, 2.080% (3-Month USD-LIBOR + 0.140%) due 10/25/28(b)	1,780,988
880,000		AA+	Series 2005-5, Class A5, 2.690% (3-Month USD-LIBOR + 0.750%) due 10/25/40(b)	860,724
2,520,000		AAA	Series 2011-1, Class A2, 2.858% (1-Month USD-LIBOR + 1.150%) due 10/25/34(b)	2,532,628
3,535,000		AAA	Series 2011-2, Class A2, 2.908% (1-Month USD-LIBOR + 1.200%) due 10/25/34(b)	3,569,375
			SMB Private Education Loan Trust:
46,504		AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(c)	46,864
545,000		AAA	Series 2015-C, Class A3, 3.715% (1-Month USD-LIBOR + 1.950%) due 8/16/32(b)(c)	559,525
61,692		Aaa(d)	Series 2016-A, Class A2A, 2.700% due 5/15/31(c)	62,137

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 1.8% - (continued)
Student Loans - 1.3% - (continued)
$ 201,185	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(c)	$203,070
118,882	AAA	Series 2017-B, Class A2B, 2.515% (1-Month USD-LIBOR + 0.750%) due 10/15/35(b)(c)	118,915
400,000	AAA	Series 2018-A, Class A2B, 2.565% (1-Month USD-LIBOR + 0.800%) due 2/15/36(b)(c)	400,019
510,000	Aaa(d)	Series 2018-B, Class A2A, 3.600% due 1/15/37(c)	529,911
595,000	AAA	Series 2018-C, Class A2B, 2.515% (1-Month USD-LIBOR + 0.750%) due 11/15/35(b)(c)	590,778
550,000	AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.950% due 2/25/42(c)	557,703
		Sofi Professional Loan Program Trust:
390,000	AAA	Series 2018-B, Class A2FX, 3.340% due 8/25/47(c)	399,781
910,000	AAA	Series 2018-D, Class A2FX, 3.600% due 2/25/48(c)	945,136

		Total Student Loans	15,930,933

		TOTAL ASSET-BACKED SECURITIES (Cost - $21,236,967)	21,389,997

SENIOR LOANS - 1.2%
80,000	NR	1011778 B.C. Unlimited Liability Company, (Restricted, cost - $80,000, acquired 11/20/19) due 11/19/26(n)(o)	80,080
63,981	NR	Albertson’s LLC, (Restricted, cost - $64,086, acquired 8/15/19), 4.452% (1-Month USD-LIBOR + 0 2.750%) due 8/17/26(n)	64,464
167,234	NR	Allied Universal Holdco LLC, (Restricted, cost - $167,007, acquired 11/20/19), 6.507% (3-Month USD-LIBOR + 4.250%) due 7/10/26(n)	166,875
158,788	NR	Alterra Mountain Co., (Restricted, cost - $158,482, acquired 3/27/19), 4.452% (1-Month USD-LIBOR + 2.750%) due 7/31/24(n)	159,516
150,000	NR	APi Group DE Inc., (Restricted, cost - $149,464, acquired 1/1/01), 4.202% (1-Month USD-LIBOR + 2.500%) due 10/1/26(n)	151,079
179,246	NR	Asurion LLC, (Restricted, cost - $178,907, acquired 11/20/19), 4.702% (1-Month USD-LIBOR + 3.000%) due 11/3/24(n)	179,638
362,027	NR	Asurion LLC, (Restricted, cost - $362,273, acquired 4/10/19), 4.702% (1-Month USD-LIBOR + 3.000%) due 8/4/22(n)	363,084
248,750	NR	athenahealth Inc., (Restricted, cost - $246,459, acquired 2/7/19), 6.401% (1-Month USD-LIBOR + 4.500%/3-Month USD-LIBOR + 4.500%) due 2/11/26(n)	248,937
49,625	NR	Atlantic Aviation FBO Inc., (Restricted, cost - $49,198, acquired 11/30/18), 5.460% (1-Month USD-LIBOR + 3.750%) due 12/6/25(n)	50,121
310,835	NR	Avolon TLB Borrower 1 (US) LLC, (Restricted, cost - $311,788, acquired 4/22/19), 3.474% (1-Month USD-LIBOR + 1.750%) due 1/15/25(n)	312,541
74,492	NR	Bausch Health Cos., Inc., (Restricted, cost - $74,957, acquired 4/17/19), 4.765% (1-Month USD-LIBOR + 3.000%) due 6/2/25(n)	74,899
204,936	NR	Berry Global Inc., (Restricted, cost - $204,951, acquired 10/15/19), 3.758% (1-Month USD-LIBOR + 2.000%) due 10/1/22(n)	205,861
60,000	NR	Brookfield WEC Holdings Inc., (Restricted, cost - $59,925, acquired 11/15/19) due 8/1/25(n)(o)	60,081
98,168	NR	Caesars Resort Collection LLC, (Restricted, cost - $98,475, acquired 4/17/19), 4.452% (1-Month USD-LIBOR + 2.750%) due 12/23/24(n)	97,578
363,927	NR	Change Healthcare Holdings Inc., (Restricted, cost - $363,527, acquired 4/30/19), 4.202% (1-Month USD-LIBOR + 2.500%) due 3/1/24(n)	364,360
351,464	NR	Charter Communications Operating LLC, (Restricted, cost - $350,751, acquired 3/11/19) due 4/30/25(n)	353,490
40,843	NR	CityCenter Holdings LLC, (Restricted, cost - $40,925, acquired 10/12/17), 3.952% (1-Month USD-LIBOR + 2.250%) due 4/18/24(n)	40,967
370,000	NR	DCert Buyer Inc., (Restricted, cost - $370,277, acquired 8/8/19), 5.702% (1-Month USD-LIBOR + 4.000%) due 10/16/26(n)	368,035
244,197	NR	Dell International LLC, (Restricted, cost - $233,702, acquired 10/18/17), 3.710% (1-Month USD-LIBOR + 2.000%) due 9/19/25(n)	245,876
991,667	NR	Delos Finance Sarl, (Restricted, cost - $1,000,344, acquired 8/9/17), 3.854% (3-Month USD-LIBOR + 1.750%) due 10/6/23(n)	996,362
70,000	NR	Diamond Sports Group LLC, (Restricted, cost - $69,667, acquired 7/18/19), 4.960% (1-Month USD-LIBOR + 3.250%) due 8/24/26(n)	69,934
348,022	NR	Edelman Financial Center LLC, (Restricted, cost - $349,153, acquired 4/22/19), 4.972% (1-Month USD-LIBOR + 3.250%) due 7/21/25(n)	347,079
69,649	NR	First Eagle Holdings Inc., (Restricted, cost - $69,823, acquired 4/5/19), 4.854% (3-Month USD-LIBOR + 2.750%) due 12/2/24(n)	69,671
751,333	NR	Flying Fortress Holdings LLC, (Restricted, cost - $754,083, acquired 2/27/18), 3.854% (3-Month USD-LIBOR + 1.750%) due 10/30/22(n)	754,500
59,798	NR	Focus Financial Partners LLC, (Restricted, cost - $59,998, acquired 8/6/19), 4.202% (1-Month USD-LIBOR + 2.500%) due 7/3/24(n)	60,135
30,000	NR	Four Seasons Holdings Inc., (Restricted, cost - $30,188, acquired 11/21/19) due 11/30/23(n)(o)	30,192
110,000	NR	Garda World Security Corp., (Restricted, cost - $107,824, acquired 10/24/19), 6.660% (3-Month USD-LIBOR + 4.750%) due 10/30/26(n)	109,835
190,000	NR	Genesee & Wyoming Inc., (Restricted, cost - $191,588, acquired 11/21/19) due 11/6/26(n)(o)	191,595
150,000	NR	Golden Nugget Inc., (Restricted, cost - $150,188, acquired 11/21/19) due 10/4/23(n)(o)	150,172
27,288	NR	HCA Inc., (Restricted, cost - $27,493, acquired 10/19/17), 3.452% (1-Month USD-LIBOR + 1.750%) due 3/13/25(n)	27,443
311,964	NR	Hilton Worldwide Finance LLC, (Restricted, cost - $312,732, acquired 8/18/16), 3.458% (1-Month USD-LIBOR + 1.750%) due 6/22/26(n)	313,836
158,379	NR	iHeartCommunications Inc., (Restricted, cost - $159,222, acquired 4/30/19), 5.781% (1-Month USD-LIBOR + 4.000%) due 5/1/26(n)	159,599
140,000	NR	Intelsat Jackson Holdings SA, (Restricted, cost - $139,960, acquired 8/22/19), 5.682% (3-Month USD-LIBOR + 3.750%) due 11/27/23(n)	138,285
89,766	NR	Jaguar Holding Company I LLC, (Restricted, cost - $89,990, acquired 9/11/19), 4.202% (1-Month USD-LIBOR + 2.500%) due 8/18/22(n)	89,980
189,045	NR	Jane Street Group LLC, (Restricted, cost - $188,719, acquired 4/12/19), 4.702% (1-Month USD-LIBOR + 3.000%) due 8/25/22(n)	188,415
242,876	NR	Level 3 Financing Inc., (Restricted, cost - $242,445, acquired 4/17/19) due 2/22/24(n)	243,149
21,671	NR	LPL Holdings Inc., (Restricted, cost - $21,671, acquired 3/19/19), 3.450% (1-Month USD-LIBOR + 1.750%) due 11/12/26(n)	21,770
439,021	NR	McAfee LLC, (Restricted, cost - $439,444, acquired 8/13/19), 5.452% (1-Month USD-LIBOR + 3.750%) due 9/30/24(n)	439,982
20,712	NR	MGM Growth Properties Operating Partnership LP, (Restricted, cost - $20,815, acquired 10/16/17), 3.702% (1-Month USD-LIBOR + 2.000%) due 3/21/25(n)	20,799
97,238	NR	Michaels Stores Inc., (Restricted, cost - $97,968, acquired 9/28/16), 4.203% (1-Month USD-LIBOR + 2.500%) due 1/30/23(n)	92,411

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.2% - (continued)
$ 294,942	NR	MPH Acquisition Holdings LLC, (Restricted, cost - $294,783, acquired 10/13/17), 4.854% (3-Month USD-LIBOR + 2.750%) due 6/7/23(n)	$282,997
250,000	NR	Nexstar Broadcasting Inc., (Restricted, cost - $250,313, acquired 8/16/19), 4.452% (1-Month USD-LIBOR + 2.750%) due 9/18/26(n)	251,354
152,139	NR	Numericable U.S. LLC, (Restricted, cost - $151,894, acquired 10/6/17), 5.453% (1-Month USD-LIBOR + 3.688%) due 1/31/26(n)	150,713
200,000	NR	Option Care Health Inc., (Restricted, cost - $198,337, acquired 5/22/19), 6.202% (1-Month USD-LIBOR + 4.500%) due 8/6/26(n)	196,958
240,000	NR	Panther BF Aggregator 2 L P, (Restricted, cost - $237,835, acquired 3/18/19), 5.202% (1-Month USD-LIBOR + 3.500%) due 4/30/26(n)	240,301
103,035	NR	Party City Holdings Inc., (Restricted, cost - $103,379, acquired 2/16/18), 4.210% (1-Month USD-LIBOR + 2.500%) due 8/19/22(n)	92,860
126,727	NR	PCI Gaming Authority, (Restricted, cost - $126,879, acquired 5/17/19), 4.702% (1-Month USD-LIBOR + 3.000%) due 5/29/26(n)	127,632
386,052	NR	Prime Security Services Borrower LLC, (Restricted, cost - $388,350, acquired 4/22/19), 5.035% (1-Month USD-LIBOR + 3.250%) due 9/23/26(n)	382,554
517,821	NR	Regionalcare Hospital Partners Holdings Inc., (Restricted, cost - $516,966, acquired 8/16/19), 6.202% (1-Month USD-LIBOR + 4.500%) due 11/16/25(n)	521,342
198,546	NR	Reynolds Group Holdings Inc., (Restricted, cost - $198,270, acquired 3/14/19), 4.452% (1-Month USD-LIBOR + 2.750%) due 2/5/23(n)	199,104
456,471	NR	RPI Finance Trust, (Restricted, cost - $458,416, acquired 4/17/17), 3.702% (1-Month USD-LIBOR + 2.000%) due 3/27/23(n)	459,575
340,561	NR	Scientific Games International Inc., (Restricted, cost - $342,666, acquired 2/2/18), 4.452% (1-Month USD-LIBOR + 2.750%) due 8/14/24(n)	339,545
42,892	NR	Sprint Communications Inc., (Restricted, cost - $43,107, acquired 10/16/17), 4.250% (1-Month USD-LIBOR + 2.500%) due 2/2/24(n)	42,517
994,839	NR	TKC Holdings Inc., (Restricted, cost - $994,839, acquired 4/30/19), 5.460% (1-Month USD-LIBOR + 3.750%) due 2/1/23(n)	950,071
48,386	NR	Trans Union LLC, (Restricted, cost - $48,446, acquired 10/18/17) due 4/10/23(n)	48,501
447,692	NR	UFC Holdings LLC, (Restricted, cost - $451,050, acquired 4/30/19), 4.960% (1-Month USD-LIBOR + 3.250%) due 4/29/26(n)	450,421
470,000	NR	Virgin Media Bristol LLC, (Restricted, cost - $472,250, acquired 4/30/19), 4.265% (1-Month USD-LIBOR + 2.500%) due 1/31/28(n)	470,783
163,274	NR	Western Digital Corp., (Restricted, cost - $164,907, acquired 10/27/17), 3.452% (1-Month USD-LIBOR + 1.750%) due 4/29/23(n)	163,231
540,000	NR	Wynn Resorts Ltd, (Restricted, cost - $537,975, acquired 11/22/19) due 9/20/24(n)(o)	541,801

		TOTAL SENIOR LOANS
		(Cost - $14,069,130)	14,014,886

MUNICIPAL BONDS - 0.4%
California - 0.1%
530,000	A+	Los Angeles Unified School District, GO, 5.750% due 7/1/34	689,419
195,000	AAA	San Diego Community College District, GO, 3.336% due 8/1/43	197,461
220,000	AA-	State of California, GO, 7.625% due 3/1/40	355,905
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	32,259
266,000	AA	Series AQ, 4.767% due 5/15/15	336,365

		Total California	1,611,409

Massachusetts - 0.1%
110,000	AA	Commonwealth of Massachusetts, GO, 2.900% due 9/1/49	106,504
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, Pre-refunded 10/15/21 @ 100, 5.000% due 10/15/41(p)	107,243
330,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, 3.104% due 8/1/39	327,426

		Total Massachusetts	541,173

New Jersey - 0.1%
650,000	Aa3(d)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	734,493
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
110,000	BBB+	Series AA, 5.000% due 6/15/36	119,876
85,000	BBB+	Series B, 6.561% due 12/15/40	116,144

		Total New Jersey	970,513

New York - 0.1%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	678,395
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-1, 5.000% due 11/1/42	89,790
350,000	AA+	New York State Dormitory Authority, Revenue Bonds, 5.289% due 3/15/33	431,102
345,000	A	New York State Thruway Authority, Revenue Bonds, Series M, 2.900% due 1/1/35	347,760

		Total New York	1,547,047

Ohio - 0.0%
90,000	A	City of Cleveland OH Airport System Revenue, Revenue Bonds, 2.882% due 1/1/31	90,549

Texas - 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, AMT, Series A, Pre-refunded 11/01/20 @ 100, 5.000% due 11/1/45(p)(q)	242,912

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
MUNICIPAL BONDS - 0.4% - (continued)
Virginia - 0.0%
$194,191		AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	$205,654

			TOTAL MUNICIPAL BONDS (Cost - $4,964,013)	5,209,257

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,149,230,101)	1,183,884,823

SHORT-TERM INVESTMENTS (r) - 6.3%
COMMERCIAL PAPERS - 0.2%
1,000,000			Ford Motor Credit Co LLC, (Restricted, cost - $973,219, acquired 10/10/19), 3.200% due 10/8/20(n)(s)	973,220
1,580,000			Santander UK PLC, 2.070% due 1/7/20(s)	1,576,745

			TOTAL COMMERCIAL PAPERS (Cost - $2,549,965)	2,549,965

CORPORATE BOND - 0.1%
955,000			BellSouth LLC, 4.266% due 4/26/20(c) (Cost - $966,785)	966,785

MONEY MARKET FUND - 0.0%
251,302			Invesco STIT - Government & Agency Portfolio, 1.518%, Institutional Class(t) (Cost - $251,302)	251,302

REPURCHASE AGREEMENT - 0.8%
10,000,000			Merril Lynch & Co., Inc. repurchase agreement dated 11/29/19, 1.620% due 12/2/19, Proceeds at maturity - $10,000,450; (Fully collateralized by U.S. Treasury Bonds, 3.000% due 5/15/47; Market Valued - $10,121,986)(s) (Cost - $10,000,000)	10,000,000

SOVEREIGN BONDS - 0.4%
			Japan Treasury Discount Bills:
210,000,000	JPY	NR	(0.370)% due 1/14/20(s)	1,920,444
215,000,000	JPY	NR	(0.370)% due 1/20/20(s)	1,966,429

			TOTAL SOVEREIGN BONDS (Cost - $3,954,749)	3,886,873

TIME DEPOSITS - 4.6%
4,073,110			Banco Santander SA - Frankfurt, 0.920% due 12/2/19	4,073,110
124			BBH - Grand Cayman, 0.920% due 12/2/19	124
			Citibank - London:
127,014	EUR		(0.670)% due 12/2/19	139,925
276,998	GBP		0.370% due 12/2/19	358,228
2,000,876			Citibank - New York, 0.920% due 12/2/19	2,000,876
47,939,452			JPMorgan Chase & Co. - New York, 0.920% due 12/2/19	47,939,452
16,401,993	JPY		Sumitomo Mitsui Banking Corp. - Tokyo, (0.250)% due 12/2/19	149,913

			TOTAL TIME DEPOSITS (Cost - $54,661,628)	54,661,628

U.S. GOVERNMENT AGENCY - 0.2%
1,900,000			Federal Home Loan Bank Discount Notes, 1.851% due 1/23/20(s) (Cost - $1,894,950)	1,894,950

U.S. GOVERNMENT OBLIGATION - 0.0%
287,000			U.S. Treasury Bills, 1.890% due 12/26/19(s)(u) (Cost - $286,639)	286,639

			TOTAL SHORT-TERM INVESTMENTS (Cost - $74,566,018)	74,498,142

			TOTAL INVESTMENTS IN SECURITIES (Cost - $1,223,796,119)	1,258,382,965

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $188,662)	171,938

			TOTAL INVESTMENTS - 106.3% (Cost - $1,223,984,781)	1,258,554,903

			Liabilities in Excess of Other Assets - (6.3)%	(74,383,343)

			TOTAL NET ASSETS - 100.0%	$1,184,171,560

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	This security is traded on a TBA basis (see Note 1).
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2019.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019 amounts to approximately $123,941,450 and represents 10.5% of net assets.

(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Security is currently in default.
(h)	Illiquid security.
(i)	All or a portion of this security is on loan (See Note 1).
(j)	Principal only security.
(k)	Rating by Fitch Ratings Service. All ratings are unaudited.
(l)	Interest only security.
(m)	Affiliated security. As of November 30, 2019, total cost and total market value of affiliated securities amounted to $2,255,776 and $2,276,739, respectively.

Underlying Security	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized (Loss) on Sales	Change in Unrealized (Depreciation)	Dividend/Interest Income	Ending Value as of November 30, 2019
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% due 11/15/46	$539,501	$—	$—	$—	$(6,241)	$5,105	$533,260
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, 3.000% due 7/26/48	1,928,623	(71,068)	(109,391)	(68)	(4,617)	13,258	1,743,479

(n)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2019, amounts to approximately $14,988,106 and represents 1.3% of net assets.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(q)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(r)	Inclusive of all short-term holdings, including investment of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 6.3%.
(s)	Rate shown represents yield-to-maturity.
(t)	Represents investment of collateral received from securities lending transactions.
(u)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(v)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2019.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2019, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Core Fixed Income Fund	$1,223,984,781	$49,636,293	$(13,404,643)	$36,231,650

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Incorporation
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	28.7%
Corporate Bonds & Notes	25.6
U.S. Government Agencies & Obligations	23.6
Collateralized Mortgage Obligations	10
Sovereign Bonds	3
Asset-Backed Securities	1.7
Senior Loans	1.1
Municipal Bonds	0.4
Purchased Options	0.0	*
Short-Term Investments	5.9

	100	%+

^	As a percentage of total investments.
*	Position represents less than 0.05%.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2019, Core Fixed Income Fund held the following Options Contracts Purchased:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
86	$10,230,641	U.S. Treasury 5-Year Note January Futures, Call	GSC	12/27/19	$118.50	$53,750
193	30,747,314	U.S. Treasury Bond January Futures, Call	GSC	12/27/19	$162.00	66,344
158	25,171,376	U.S. Treasury Bond January Futures, Put	GSC	12/27/19	$156.00	51,844

		Total Options on Futures				$171,938

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $188,662)				$171,938

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2019, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
128	$16,574,000	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/27/19	$129.50	$64,000
145	18,775,234	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/27/19	$131.50	9,063
65	8,416,484	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/27/19	$132.50	2,031
135	17,480,391	U.S. Treasury 10-Year Note January Futures, Put	GSC	12/27/19	$129.00	54,844
128	16,574,000	U.S. Treasury 10-Year Note January Futures, Put	GSC	12/27/19	$129.50	82,000
107	13,854,828	U.S. Treasury 10-Year Note March Futures, Call	GSC	2/21/20	$133.50	13,375
52	8,284,250	U.S. Treasury Bond February Futures, Call	GSC	1/24/20	$168.00	7,313
99	15,771,938	U.S. Treasury Bond January Futures, Put	GSC	12/27/19	$155.00	18,562

		Total Options on Futures				$251,188

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $347,983)				$251,188

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2019, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	3	12/19	$735,225	$735,694	$469
90-Day Eurodollar December Futures	163	12/20	40,140,854	40,126,525	(14,329)
90-Day Eurodollar June Futures	25	6/20	6,086,725	6,148,750	62,025
90-Day Eurodollar March Futures	245	3/21	60,259,925	60,355,750	95,825
Euro-BTP December Futures	76	12/19	12,201,019	11,830,099	(370,920)
U.S. Treasury 2-Year Note March Futures	319	3/20	68,818,082	68,771,914	(46,168)
U.S. Treasury 5-Year Note December Futures	20	12/19	2,374,844	2,372,813	(2,031)
U.S. Treasury 5-Year Note March Futures	468	3/20	55,682,759	55,677,375	(5,384)
U.S. Treasury 10-Year Note March Futures	82	3/20	10,620,026	10,607,469	(12,557)
U.S. Treasury Long Bond March Futures	24	3/20	3,836,084	3,815,250	(20,834)
U.S. Treasury Ultra Long Bond March Futures	245	3/20	45,961,285	45,991,094	29,809

					(284,095)

Contracts to Sell:
90-Day Eurodollar March Futures	164	3/20	40,307,225	40,294,800	12,425
Euro-Bund December Futures	246	12/19	47,802,189	46,363,083	1,439,106
Japan Government 10-Year Bond December Futures	5	12/19	7,080,992	6,996,482	84,510
U.S. Treasury 5-Year Note December Futures	20	12/19	2,380,594	2,372,813	7,781
United Kingdom Treasury 10-Year Gilt March Futures	29	3/20	4,994,761	4,979,641	15,120

					1,558,942

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$1,274,847

At November 30, 2019, Core Fixed Income Fund had deposited cash of $3,556,238 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2019, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	511,019	USD	343,455	CITI	$346,114	1/17/20	$2,659
Brazilian Real	4,460,000	USD	1,066,679	CITI	1,051,093	1/17/20	(15,586)
Brazilian Real	3,692,323	USD	881,565	CITI	870,174	1/17/20	(11,391)
British Pound	795,000	USD	1,025,648	CITI	1,030,054	1/17/20	4,406
British Pound	1,355,489	USD	1,662,690	CITI	1,756,260	1/17/20	93,570
Canadian Dollar	9,670,000	USD	7,329,367	CITI	7,283,431	1/17/20	(45,936)
Canadian Dollar	3,677,647	USD	2,786,202	CITI	2,769,999	1/17/20	(16,203)
Euro	270,000	USD	302,728	CITI	298,481	1/17/20	(4,247)
Euro	550,000	USD	615,572	CITI	608,018	1/17/20	(7,554)
Indian Rupee	260,147,303	USD	3,608,146	CITI	3,610,763	1/17/20	2,617
Indonesian Rupiah	78,867,595,537	USD	5,483,771	CITI	5,566,109	1/17/20	82,338
Mexican Peso	64,064,233	USD	3,200,092	CITI	3,253,354	1/17/20	53,262
Russian Ruble	62,540,343	USD	971,727	CITI	966,334	1/17/20	(5,393)
South African Rand	8,680,000	USD	564,773	CITI	588,719	1/17/20	23,946

							156,488

Contracts to Sell:
British Pound	360,000	USD	464,541	CITI	466,439	1/17/20	(1,898)
Chinese Onshore Renminbi	3,196,254	USD	446,850	CITI	453,807	1/17/20	(6,957)
Chinese Onshore Renminbi	26,818,047	USD	3,751,825	CITI	3,807,651	1/17/20	(55,826)
Euro	530,000	USD	584,860	CITI	585,908	1/17/20	(1,048)
Euro	752,397	USD	834,938	CITI	831,764	1/17/20	3,174
Euro	3,082,479	USD	3,459,497	CITI	3,407,639	1/17/20	51,858
Euro	6,244,265	USD	6,987,301	CITI	6,902,951	1/17/20	84,350
Japanese Yen	210,000,000	USD	1,968,956	GSC	1,926,069	1/14/20	42,887
Japanese Yen	24,807,647	USD	233,242	CITI	227,565	1/17/20	5,677
Japanese Yen	215,000,000	USD	2,011,301	GSC	1,972,655	1/21/20	38,646
Philippine Peso	120,583,000	USD	2,319,841	CITI	2,368,029	1/17/20	(48,188)
Russian Ruble	75,614,710	USD	1,164,791	CITI	1,168,351	1/17/20	(3,560)
Russian Ruble	26,701,786	USD	414,766	CITI	412,579	1/17/20	2,187
Russian Ruble	28,241,917	USD	440,193	CITI	436,376	1/17/20	3,817
Russian Ruble	16,918,948	USD	262,472	CITI	261,421	1/17/20	1,051

							116,170

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$272,658

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2019, Core Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Payment Paid	Unrealized Appreciation
Receive	3-Month BRL-CDI-Compounded	8.410%	1/2/20	CITI	BRL 41,620,000	$311,025	$13,267	$297,758
Pay	3-Month BRL-CDI-Compounded	7.024%	1/4/27	CITI	BRL 18,325,000	98,087	7,444	90,643

						$409,112	$20,711	$388,401

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2019, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	7.351%	4/5/21	28-Day	MXN	15,700,000	$3,896	$—	$3,896
Receive	3-Month USD-LIBOR	1.550%	6/30/26	6-Month	USD	34,019,000	120,614	100,541	20,073
Receive	3-Month USD-LIBOR	1.656%	8/23/49	6-Month	USD	5,400,000	257,422	(20,150)	277,572
Receive	3-Month USD-LIBOR	1.810%	11/15/44	6-Month	USD	1,314,000	17,339	1,759	15,580
Receive	3-Month USD-LIBOR	1.850%	11/15/44	6-Month	USD	11,243,000	55,714	(35,942)	91,656
Pay	3-Month USD-LIBOR	2.264%	4/11/22	6-Month	USD	15,125,000	212,344	—	212,344
Pay	3-Month USD-LIBOR	2.283%	5/8/22	6-Month	USD	14,005,000	204,406	—	204,406
Receive	3-Month USD-LIBOR	2.337%	4/11/25	6-Month	USD	6,220,000	(229,503)	—	(229,503)
Receive	3-Month USD-LIBOR	2.370%	5/8/25	6-Month	USD	5,735,000	(220,740)	—	(220,740)
Receive	3-Month USD-LIBOR	2.875%	5/15/44	6-Month	USD	2,137,000	(434,082)	3,084	(437,166)
Receive	U.S. Federal Funds Effective Rate Index	1.250%	6/30/26	12-Month	USD	10,610,000	79,221	562	78,659

							$66,631	$49,854	$16,777

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2019, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/19 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America Investment Grade Series 33 5-Year Index	(1.000%)	12/20/24	3-Month	0.500%	USD	16,100,000	$(420,586)	$(322,814)	$(97,772)

Centrally Cleared - Credit Default Swaps on Indexes - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Depreciation
Marki CDX North America High Yield Series 33 5-Year Index	5.000%	12/20/24	3-Month	3.245%	USD	2,060,000	$(137,738)	$152,440	$(290,178)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At November 30, 2019, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $945,933 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
RUB	—	Russian Ruble

Counterparty Abbreviations used in this schedule:
CITI	—	Citigroup Global Markets Inc.
GSC	—	Goldman Sachs & Co.

See pages 249-251 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4%
Advertising - 0.2%
$ 60,000	B	MDC Partners Inc., Company Guaranteed Notes, 6.500% due 5/1/24(a)	$54,750
15,000	BB-	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Unsecured Notes, 4.625% due 3/15/30(a)	15,178

		Total Advertising	69,928

Aerospace/Defense - 0.9%
90,000	BB	BBA US Holdings Inc., Senior Unsecured Notes, 5.375% due 5/1/26(a)	94,842
		Bombardier Inc., Senior Unsecured Notes:
65,000	B-	6.000% due 10/15/22(a)	65,325
30,000	B-	6.125% due 1/15/23(a)	30,492
54,000	B-	7.875% due 4/15/27(a)	54,458
200,000	B-	TransDigm Inc., Company Guaranteed Notes, 6.500% due 5/15/25	208,250

		Total Aerospace/Defense	453,367

Agriculture - 0.1%
50,000	BBB	Altria Group Inc., Company Guaranteed Notes, 5.950% due 2/14/49	60,324

Apparel - 0.7%
140,000	BB-	Hanesbrands Inc., Company Guaranteed Notes, 4.875% due 5/15/26(a)	149,255
120,000	BB+	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	123,950
74,000	BB+	William Carter Co., Company Guaranteed Notes, 5.625% due 3/15/27(a)	79,907

		Total Apparel	353,112

Auto Manufacturers - 0.2%
94,000	B-	Navistar International Corp., Company Guaranteed Notes, 6.625% due 11/1/25(a)	97,055

Auto Parts & Equipment - 0.7%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
30,000	B	6.625% due 10/15/22	30,459
70,000	B	6.500% due 4/1/27	70,527
50,000	BB-	Delphi Technologies PLC, Company Guaranteed Notes, 5.000% due 10/1/25(a)	43,875
		Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
126,000	B	Company Guaranteed Notes, 8.500% due 5/15/27(a)	128,996
70,000	B+	Senior Secured Notes, 6.250% due 5/15/26(a)	74,550

		Total Auto Parts & Equipment	348,407

Banks - 3.8%
200,000	BB+	Barclays PLC, Subordinated Notes, 5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(b)	218,390
		CIT Group Inc.:
20,000	BB+	Senior Unsecured Notes, 5.250% due 3/7/25	22,050
130,000	BB	Subordinated Notes, 6.125% due 3/9/28	153,120
40,000	BB+	Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(b)(c)	43,574
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(b)(c)	241,875
200,000	BB-	Credit Suisse Group AG, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.600%)(a)(b)(c)	217,963
200,000	BBB+	Danske Bank AS, Senior Unsecured Notes, 5.375% due 1/12/24(a)	219,767
240,000	Baa3(d)	HSBC Holdings PLC, Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(b)(c)	260,376
200,000	B+	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(b)(c)	216,396
200,000	BB	UBS Group AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(b)(c)	217,000

		Total Banks	1,810,511

Beverages - 0.2%
100,000	B	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	104,999

Building Materials - 1.1%
		Builders FirstSource Inc., Senior Secured Notes:
71,000	BB-	5.625% due 9/1/24(a)	74,017

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Building Materials - 1.1% - (continued)
$ 17,000	BB-	6.750% due 6/1/27(a)	$18,402
22,000	BB+	Masonite International Corp., Company Guaranteed Notes, 5.375% due 2/1/28(a)	23,344
		Standard Industries Inc., Senior Unsecured Notes:
8,000	BBB-	5.500% due 2/15/23(a)	8,200
225,000	BBB-	6.000% due 10/15/25(a)	235,966
10,000	BBB-	4.750% due 1/15/28(a)	10,348
		Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes:
50,000	BB	5.125% due 6/1/25(a)	51,271
40,000	BB	6.500% due 3/15/27(a)	42,814
40,000	BB-	US Concrete Inc., Company Guaranteed Notes, 6.375% due 6/1/24	41,699

		Total Building Materials	506,061

Chemicals - 1.1%
19,000	B-	Hexion Inc., Company Guaranteed Notes, 7.875% due 7/15/27(a)	19,190
56,000	BB-	Nufarm Australia Ltd./Nufarm Americas Inc., Company Guaranteed Notes, 5.750% due 4/30/26(a)	55,039
80,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	79,602
13,000	BB-	Univar Solutions USA Inc., Company Guaranteed Notes, 5.125% due 12/1/27(a)	13,328
340,000	BB	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24	354,955

		Total Chemicals	522,114

Commercial Services - 4.6%
10,000	BB-	AMN Healthcare Inc., Company Guaranteed Notes, 4.625% due 10/1/27(a)	10,103
26,000	BB-	ASGN Inc., Company Guaranteed Notes, 4.625% due 5/15/28(a)	26,195
80,000	B	Carriage Services Inc., Company Guaranteed Notes, 6.625% due 6/1/26(a)	84,028
80,000	CCC	Flexi-Van Leasing Inc., Secured Notes, 10.000% due 2/15/23(a)	76,600
30,000	CCC+	GW B-CR Security Corp., Senior Unsecured Notes, 9.500% due 11/1/27(a)	31,275
50,000	BB-	Harsco Corp., Company Guaranteed Notes, 5.750% due 7/31/27(a)	52,751
115,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	119,311
153,000	BB-	Laureate Education Inc., Company Guaranteed Notes, 8.250% due 5/1/25(a)	165,621
240,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(a)	218,398
		Prime Security Services Borrower LLC/Prime Finance Inc.:
44,000	B-	Secured Notes, 9.250% due 5/15/23(a)	46,338
		Senior Secured Notes:
30,000	BB-	5.250% due 4/15/24(a)	30,975
110,000	BB-	5.750% due 4/15/26(a)	115,103
		Service Corp. International, Senior Unsecured Notes:
70,000	BB	7.500% due 4/1/27	85,599
50,000	BB	5.125% due 6/1/29	53,501
		ServiceMaster Co. LLC (The):
80,000	BB-	Company Guaranteed Notes, 5.125% due 11/15/24(a)	83,099
280,000	B	Senior Unsecured Notes, 7.450% due 8/15/27	316,637
47,000	CCC+	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)	25,047
91,000	B	TMS International Corp., Senior Unsecured Notes, 7.250% due 8/15/25(a)	77,615
		United Rentals North America Inc.:
		Company Guaranteed Notes:
20,000	BB-	5.500% due 5/15/27	21,401
420,000	BB-	5.250% due 1/15/30	447,311
20,000	BBB-	Secured Notes, 3.875% due 11/15/27	20,225
110,000	B	WW International Inc., Company Guaranteed Notes, 8.625% due 12/1/25(a)	114,996

		Total Commercial Services	2,222,129

Computers - 0.6%
		Dell International LLC/EMC Corp.:
105,000	BB	Company Guaranteed Notes, 7.125% due 6/15/24(a)	111,169
90,000	BBB-	Senior Secured Notes, 6.020% due 6/15/26(a)	102,920
16,000	B+	MTS Systems Corp., Company Guaranteed Notes, 5.750% due 8/15/27(a)	16,726

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Computers - 0.6% - (continued)
$ 60,000	BB+	Western Digital Corp., Company Guaranteed Notes, 4.750% due 2/15/26	$61,912

		Total Computers	292,727

Distribution/Wholesale - 0.5%
45,000	B-	Core & Main Holdings LP, Senior Unsecured Notes, 8.625% (8.625% cash or 9.375% PIK) due 9/15/24(a)(e)	46,594
22,000	B	IAA Inc., Senior Unsecured Notes, 5.500% due 6/15/27(a)	23,186
89,000	B+	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	90,668
35,000	(P)B+	Performance Food Group Inc., Senior Unsecured Notes, 5.500% due 10/15/27(a)	37,276
25,000	BB	Resideo Funding Inc., Company Guaranteed Notes, 6.125% due 11/1/26(a)	24,063

		Total Distribution/Wholesale	221,787

Diversified Financial Services - 1.8%
144,000	B-	Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes, 6.625% due 7/15/26(a)	152,550
90,000	BB+	Ally Financial Inc., Subordinated Notes, 5.750% due 11/20/25	99,337
60,000	BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.125% due 10/1/23(a)	64,669
		Navient Corp., Senior Unsecured Notes:
50,000	B+	5.000% due 10/26/20	51,078
15,000	B+	5.875% due 3/25/21	15,547
50,000	B+	6.625% due 7/26/21	53,113
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
80,000	BBB-	5.250% due 8/15/22(a)	85,193
140,000	BBB-	5.500% due 2/15/24(a)	153,391
200,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.250% due 1/15/28(a)	209,156

		Total Diversified Financial Services	884,034

Electric - 2.1%
		AES Corp., Senior Unsecured Notes:
19,000	BB+	5.500% due 4/15/25	19,735
195,000	BB+	6.000% due 5/15/26	208,612
		Calpine Corp.:
70,000	BB	Senior Secured Notes, 5.875% due 1/15/24(a)	71,604
		Senior Unsecured Notes:
10,000	B	5.500% due 2/1/24	10,200
66,000	B	5.750% due 1/15/25	67,155
152,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	155,393
		NRG Energy Inc., Company Guaranteed Notes:
155,000	BB	5.750% due 1/15/28	167,791
27,000	BB	5.250% due 6/15/29(a)	29,001
		Talen Energy Supply LLC:
40,000	B	Company Guaranteed Notes, 10.500% due 1/15/26(a)	34,027
60,000	BB	Senior Secured Notes, 6.625% due 1/15/28(a)	58,971
85,000	BB	Vistra Energy Corp., Company Guaranteed Notes, 8.125% due 1/30/26(a)	91,375
92,000	BB	Vistra Operations Co. LLC, Company Guaranteed Notes, 5.000% due 7/31/27(a)	95,797

		Total Electric	1,009,661

Electrical Components & Equipment - 0.3%
		Energizer Holdings Inc., Company Guaranteed Notes:
98,000	B+	6.375% due 7/15/26(a)	104,843
26,000	B+	7.750% due 1/15/27(a)	29,115

		Total Electrical Components & Equipment	133,958

Electronics - 0.5%
100,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 6/15/23	102,749
64,000	BB+	Sensata Technologies Inc., Company Guaranteed Notes, 4.375% due 2/15/30(a)	63,998
60,000	BB+	Vishay Intertechnology Inc., Senior Unsecured Notes, 2.250% due 6/15/25	58,757

		Total Electronics	225,504

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Energy - Alternate Sources - 0.3%
$ 58,000	B+	Enviva Partners LP / Enviva Partners Finance Corp., Senior Unsecured Notes, 6.500% due 1/15/26(a)	$60,418
75,000	BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, 5.000% due 1/31/28(a)	78,128

		Total Energy - Alternate Sources	138,546

Engineering & Construction - 0.4%
90,000	B-	frontdoor Inc., Senior Unsecured Notes, 6.750% due 8/15/26(a)	98,572
100,000	BB-	TopBuild Corp., Company Guaranteed Notes, 5.625% due 5/1/26(a)	104,535

		Total Engineering & Construction	203,107

Entertainment - 3.0%
202,000	CCC+	AMC Entertainment Holdings Inc., Company Guaranteed Notes, 5.750% due 6/15/25	188,365
60,000	B	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(a)	65,275
119,000	B-	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	123,279
115,000	BB	Cinemark USA Inc., Company Guaranteed Notes, 4.875% due 6/1/23	117,011
102,000	B	Eldorado Resorts Inc., Company Guaranteed Notes, 6.000% due 4/1/25	107,609
23,000	CCC+	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(a)	24,377
70,000	B-	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.875% due 11/1/24(a)	67,594
40,000	B+	Live Nation Entertainment Inc., Company Guaranteed Notes, 4.750% due 10/15/27(a)	41,301
200,000	B+	Merlin Entertainments PLC, Company Guaranteed Notes, 5.750% due 6/15/26(a)	216,070
		Scientific Games International Inc.:
72,000	B-	Company Guaranteed Notes, 10.000% due 12/1/22	73,980
80,000	B+	Senior Secured Notes, 5.000% due 10/15/25(a)	83,762
		Senior Unsecured Notes:
71,000	B-	7.000% due 5/15/28(a)	74,195
17,000	B-	7.250% due 11/15/29(a)	17,808
113,000	BB+	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	112,718
90,000	B-	Stars Group Holdings BV/Stars Group US Co-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(a)	97,409
46,000	BB	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Unsecured Notes, 5.125% due 10/1/29(a)	48,789

		Total Entertainment	1,459,542

Environmental Control - 2.2%
		Clean Harbors Inc., Company Guaranteed Notes:
23,000	BB+	4.875% due 7/15/27(a)	24,153
14,000	BB+	5.125% due 7/15/29(a)	14,834
		Covanta Holding Corp., Senior Unsecured Notes:
175,000	B	5.875% due 3/1/24	180,760
70,000	B	5.875% due 7/1/25	73,354
		GFL Environmental Inc., Senior Unsecured Notes:
150,000	CCC+	5.375% due 3/1/23(a)	151,125
57,000	CCC+	7.000% due 6/1/26(a)	58,160
184,000	CCC+	8.500% due 5/1/27(a)	196,259
154,000	B+	Tervita Corp., Secured Notes, 7.625% due 12/1/21(a)	154,329
175,000	B+	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	181,094

		Total Environmental Control	1,034,068

Food - 1.6%
38,000	BB-	Albertsons Cos LLC/Safeway Inc./New Albertsons LP/Albertson’s LLC, Company Guaranteed Notes, 5.875% due 2/15/28(a)	39,846
62,000	BB	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Unsecured Notes, 5.500% due 1/15/30(a)	66,284
110,000	BB+	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.875% due 11/1/26(a)	116,581
20,000	BB	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(a)	21,647
		Post Holdings Inc., Company Guaranteed Notes:
180,000	B+	5.500% due 3/1/25(a)	189,223
50,000	B+	5.000% due 8/15/26(a)	52,615
60,000	B-	Simmons Foods Inc., Secured Notes, 5.750% due 11/1/24(a)	58,199
205,000	BB	US Foods Inc., Company Guaranteed Notes, 5.875% due 6/15/24(a)	211,857

		Total Food	756,252

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Forest Products & Paper - 0.5%
		Mercer International Inc., Senior Unsecured Notes:
$ 75,000	BB-	6.500% due 2/1/24	$78,031
100,000	BB-	7.375% due 1/15/25	106,522
60,000	BB-	5.500% due 1/15/26	60,151

		Total Forest Products & Paper	244,704

Gas - 0.3%
		AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
70,000	Ba3(d)	5.625% due 5/20/24	74,899
80,000	Ba3(d)	5.500% due 5/20/25	85,817

		Total Gas	160,716

Hand/Machine Tools - 0.1%
		Colfax Corp., Company Guaranteed Notes:
19,000	BB+	6.000% due 2/15/24(a)	20,187
32,000	BB+	6.375% due 2/15/26(a)	34,600

		Total Hand/Machine Tools	54,787

Healthcare - Products - 0.3%
12,000	BB	Hill-Rom Holdings Inc., Senior Unsecured Notes, 4.375% due 9/15/27(a)	12,334
30,000	CCC-	Immucor Inc., Company Guaranteed Notes, 11.125% due 2/15/22(a)	30,122
115,000	BB	Teleflex Inc., Company Guaranteed Notes, 4.625% due 11/15/27	121,880

		Total Healthcare - Products	164,336

Healthcare - Services - 6.5%
100,000	CCC	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(a)	66,291
130,000	B2(d)	Aveanna Healthcare LLC, Senior Secured Notes, 9.750% due 12/15/26(a)	135,850
		Catalent Pharma Solutions Inc., Company Guaranteed Notes:
130,000	B+	4.875% due 1/15/26(a)	134,433
26,000	B+	5.000% due 7/15/27(a)	27,035
		Centene Corp., Senior Unsecured Notes:
150,000	BBB-	6.125% due 2/15/24	156,094
30,000	BB+(f)	4.750% due 1/15/25(a)	31,241
175,000	BBB-	5.375% due 6/1/26(a)	186,161
68,000	BBB-	4.250% due 12/15/27(a)	70,125
147,000	BBB-	4.625% due 12/15/29(a)	154,534
		Charles River Laboratories International Inc., Company Guaranteed Notes:
90,000	BB	5.500% due 4/1/26(a)	96,059
19,000	BB	4.250% due 5/1/28(a)	19,190
100,000	B-	CHS/Community Health Systems Inc., Senior Secured Notes, 8.000% due 3/15/26(a)	100,062
40,000	B+	DaVita Inc., Company Guaranteed Notes, 5.000% due 5/1/25	41,367
93,000	CCC+	Eagle Holding Co. II LLC, Unsecured Notes, 7.750% (7.750% cash or 8.500% PIK) due 5/15/22(a)(e)	94,743
		Encompass Health Corp., Company Guaranteed Notes:
20,000	B+	4.500% due 2/1/28	20,546
20,000	B+	4.750% due 2/1/30	20,696
940,000	NR	Escrow Magellan Health, 9.750% due 5/15/20(g)#	–
		HCA Inc.:
		Company Guaranteed Notes:
350,000	BB-	5.375% due 2/1/25	387,621
65,000	BB-	5.375% due 9/1/26	72,152
75,000	BB-	5.625% due 9/1/28	84,939
45,000	BB-	5.875% due 2/1/29	51,469
80,000	BB-	7.500% due 11/6/33	97,828
140,000	BB-	7.500% due 11/15/95	161,306
25,000	BBB-	Senior Secured Notes, 5.000% due 3/15/24	27,179
70,000	B-	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 12/1/22(a)(e)	58,257
80,000	B+	RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes, 8.250% due 5/1/23(a)	85,050
140,000	CCC+	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(a)	154,354

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Healthcare - Services - 6.5% - (continued)
$ 20,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	$21,487
14,000	CCC	Surgery Center Holdings Inc., Company Guaranteed Notes, 10.000% due 4/15/27(a)	14,740
		Tenet Healthcare Corp.:
		Senior Secured Notes:
10,000	BB-	4.625% due 9/1/24(a)	10,338
62,000	BB-	4.875% due 1/1/26(a)	64,480
62,000	BB-	5.125% due 11/1/27(a)	64,868
		Senior Unsecured Notes:
110,000	CCC+	8.125% due 4/1/22	120,450
120,000	CCC+	6.750% due 6/15/23	129,900
		WellCare Health Plans Inc., Senior Unsecured Notes:
69,000	BB	5.250% due 4/1/25	72,363
76,000	BB	5.375% due 8/15/26(a)	81,117

		Total Healthcare - Services	3,114,325

Home Builders - 1.4%
160,000	B+	Century Communities Inc., Company Guaranteed Notes, 5.875% due 7/15/25	165,300
80,000	B	Forestar Group Inc., Company Guaranteed Notes, 8.000% due 4/15/24(a)	86,633
50,000	B+	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	52,580
		Lennar Corp., Company Guaranteed Notes:
50,000	BB+	4.500% due 4/30/24	53,159
30,000	BB+	5.875% due 11/15/24	33,537
80,000	BB+	4.750% due 11/29/27	86,402
		Taylor Morrison Communities Inc., Company Guaranteed Notes:
33,000	BB	5.875% due 6/15/27(a)	35,799
41,000	BB	5.750% due 1/15/28(a)	43,987
		William Lyon Homes Inc., Company Guaranteed Notes:
8,000	B+	7.000% due 8/15/22	8,025
70,000	B+	6.000% due 9/1/23	73,179
10,000	B+	5.875% due 1/31/25	10,304

		Total Home Builders	648,905

Household Products/Wares - 0.9%
		Central Garden & Pet Co., Company Guaranteed Notes:
165,000	BB	6.125% due 11/15/23	170,844
10,000	BB	5.125% due 2/1/28	10,403
		Spectrum Brands Inc., Company Guaranteed Notes:
215,000	B+	5.750% due 7/15/25	225,679
45,000	B+	5.000% due 10/1/29(a)	46,028

		Total Household Products/Wares	452,954

Insurance - 0.8%
50,000	BB+	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 5.500% due 5/1/25(a)	53,125
23,000	CCC+	GTCR AP Finance Inc., Senior Unsecured Notes, 8.000% due 5/15/27(a)	23,410
105,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.000% due 5/1/26(a)	107,890
40,000	BB+	Radian Group Inc., Senior Unsecured Notes, 4.875% due 3/15/27	42,014
139,000	CCC+	USI Inc., Senior Unsecured Notes, 6.875% due 5/1/25(a)	140,041

		Total Insurance	366,480

Internet - 1.5%
65,000	CCC+	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	64,052
51,000	BB-	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Company Guaranteed Notes, 5.250% due 12/1/27(a)	53,668
80,000	BB	Match Group Inc., Senior Unsecured Notes, 6.375% due 6/1/24	84,333
		Netflix Inc., Senior Unsecured Notes:
60,000	BB-	5.875% due 2/15/25	65,865
130,000	BB-	4.875% due 4/15/28	133,485

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Internet - 1.5% - (continued)
$ 150,000	BB-	5.875% due 11/15/28	$164,254
60,000	BB-	6.375% due 5/15/29	67,264
20,000	NR	Twitter Inc., Senior Unsecured Notes, 0.250% due 6/15/24	19,150
79,000	B	Zayo Group LLC/Zayo Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/25	81,468

		Total Internet	733,539

Investment Companies - 0.4%
66,000	BB+	Icahn Enterprises LP / Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 5/15/26	70,331
125,000	BB+	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	127,812

		Total Investment Companies	198,143

Iron/Steel - 0.6%
35,000	B+	Allegheny Ludlum LLC, Company Guaranteed Notes, 6.950% due 12/15/25	36,589
		Allegheny Technologies Inc., Senior Unsecured Notes:
120,000	B	7.875% due 8/15/23	133,649
58,000	B	5.875% due 12/1/27	59,740
38,000	Ba3(d)	Infrabuild Australia Pty Ltd., Senior Secured Notes, 12.000% due 10/1/24(a)	38,871

		Total Iron/Steel	268,849

Leisure Time - 1.0%
355,000	B+	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(a)	380,675
90,000	BB	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	94,634

		Total Leisure Time	475,309

Lodging - 1.8%
20,000	CCC	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes, 10.250% due 11/15/22(a)	21,256
200,000	Ba2(d)	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	204,766
200,000	BB-	MGM China Holdings Ltd., Senior Unsecured Notes, 5.875% due 5/15/26(a)	212,875
		MGM Resorts International, Company Guaranteed Notes:
175,000	BB-	7.750% due 3/15/22	196,656
60,000	BB-	5.750% due 6/15/25	67,124
40,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	39,817
101,000	BB	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Company Guaranteed Notes, 5.250% due 5/15/27(a)	105,419

		Total Lodging	847,913

Machinery - Construction & Mining - 0.1%
30,000	BB+	BWX Technologies Inc., Company Guaranteed Notes, 5.375% due 7/15/26(a)	31,735

Machinery - Diversified - 0.3%
60,000	B-	Cleaver-Brooks Inc., Senior Secured Notes, 7.875% due 3/1/23(a)	57,550
53,000	B	Cloud Crane LLC, Secured Notes, 10.125% due 8/1/24(a)	54,855
19,000	B-	Granite Holdings US Acquisition Co., Company Guaranteed Notes, 11.000% due 10/1/27(a)	17,724
30,000	CCC	MAI Holdings Inc., (Restricted, cost - $30,000, acquired 6/14/18), Senior Secured Notes, 9.500% due 6/1/23(h)	12,825

		Total Machinery - Diversified	142,954

Media - 7.9%
110,000	NR	American Media LLC, Secured Notes, 10.500% due 12/31/26(a)	119,336
325,000	B	Cablevision Systems Corp., Senior Unsecured Notes, 5.875% due 9/15/22	350,998
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
150,000	BB	5.125% due 5/1/23(a)	153,936
205,000	BB	5.875% due 4/1/24(a)	214,223
40,000	BB	5.750% due 2/15/26(a)	42,341
110,000	BB	5.125% due 5/1/27(a)	116,878
24,000	BB	5.375% due 6/1/29(a)	25,771
68,000	BB	4.750% due 3/1/30(a)	70,042
60,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.908% due 7/23/25	65,853
		Clear Channel Worldwide Holdings Inc.:
9,000	B-	Company Guaranteed Notes, 9.250% due 2/15/24(a)	9,936
49,000	B+	Senior Secured Notes, 5.125% due 8/15/27(a)	51,084

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Media - 7.9% - (continued)
		CSC Holdings LLC:
$ 200,000	BB	Company Guaranteed Notes, 6.500% due 2/1/29(a)	$223,457
100,000	B	Senior Unsecured Notes, 6.750% due 11/15/21	107,850
		Diamond Sports Group LLC/Diamond Sports Finance Co.:
77,000	B	Company Guaranteed Notes, 6.625% due 8/15/27(a)(i)	75,247
78,000	BB	Senior Secured Notes, 5.375% due 8/15/26(a)	79,316
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B-	6.750% due 6/1/21	21,118
80,000	B-	5.875% due 11/15/24	80,100
472,000	B-	7.750% due 7/1/26	489,989
		DISH Network Corp., Senior Unsecured Notes:
50,000	CCC+	2.375% due 3/15/24	45,328
15,000	CCC+	3.375% due 8/15/26	14,184
60,000	B-	Entercom Media Corp., Secured Notes, 6.500% due 5/1/27(a)	63,471
		iHeartCommunications Inc.:
30,471	B-	Company Guaranteed Notes, 8.375% due 5/1/27	33,284
3,854	BB-	Senior Secured Notes, 6.375% due 5/1/26	4,170
1,124	WR(d)	LBI Media Inc., Secured Notes, 13.500% due 4/15/20(a)(g)(j)	–
40,000	B+	Meredith Corp., Company Guaranteed Notes, 6.875% due 2/1/26	41,214
52,000	B	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 7/15/27(a)	54,897
20,000	B-	Scripps Escrow Inc., Senior Unsecured Notes, 5.875% due 7/15/27(a).	20,590
39,000	B	Sinclair Television Group Inc., Company Guaranteed Notes, 5.500% due 3/1/30(a)	39,195
		Sirius XM Radio Inc., Company Guaranteed Notes:
96,000	BB	4.625% due 7/15/24(a)	100,800
8,000	BB	5.000% due 8/1/27(a)	8,440
98,000	BB	TEGNA Inc., Company Guaranteed Notes, 5.000% due 9/15/29(a)	98,245
70,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	89,890
80,000	B	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	77,300
400,000	BB	UPCB Finance IV Ltd., Senior Secured Notes, 5.375% due 1/15/25(a)	412,000
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(a)	210,505
150,000	B+	Ziggo BV, Senior Secured Notes, 5.500% due 1/15/27(a)	159,168

		Total Media	3,770,156

Metal Fabricate/Hardware - 0.2%
29,000	CCC	Hillman Group Inc. (The), Company Guaranteed Notes, 6.375% due 7/15/22(a)	26,762
89,000	B	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	87,473

		Total Metal Fabricate/Hardware	114,235

Mining - 4.0%
200,000	BB+	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(a)	215,965
38,000	B+	Compass Minerals International Inc., Company Guaranteed Notes, 6.750% due 12/1/27(a)	39,425
22,000	B	Eldorado Gold Corp., Secured Notes, 9.500% due 6/1/24(a)	23,604
		First Quantum Minerals Ltd., Company Guaranteed Notes:
30,000	B-	7.000% due 2/15/21(a)	30,169
200,000	B-	7.250% due 4/1/23(a)	203,000
200,000	B-	6.875% due 3/1/26(a)	195,005
462,000	BB	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	444,721
37,000	B-	Hecla Mining Co., Company Guaranteed Notes, 6.875% due 5/1/21	36,713
200,000	B	Hudbay Minerals Inc., Company Guaranteed Notes, 7.625% due 1/15/25(a)	200,998
177,135	WR(d)	Midwest Vanadium Pty Ltd., Senior Secured Notes, 13.250% due 2/15/18(a)(j)	1,550
		New Gold Inc., Company Guaranteed Notes:
26,000	B	6.250% due 11/15/22(a)	25,935
110,000	B	6.375% due 5/15/25(a)	99,779
130,000	B+	Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes, 7.125% due 11/1/22(a)	84,093
150,000	B+	Novelis Corp., Company Guaranteed Notes, 5.875% due 9/30/26(a)	157,474

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Mining - 4.0% - (continued)
$ 140,000	BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.250% due 7/15/41	$157,935

		Total Mining	1,916,366

Miscellaneous Manufacturers - 0.2%
80,000	B-	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	72,399

Oil & Gas - 6.5%
82,000	BB-	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Unsecured Notes, 7.000% due 11/1/26(a)	63,374
		Berry Petroleum Co. LLC:
31,000	B+	Company Guaranteed Notes, 7.000% due 2/15/26(a)	26,882
		Senior Unsecured Notes:
310,000	NR	6.750% due 11/1/20(g)#	–
790,000	NR	6.375% due 9/15/22(g)#	–
30,000	B+	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 8.250% due 7/15/25	29,487
		Centennial Resource Production LLC, Company Guaranteed Notes:
70,000	BB-	5.375% due 1/15/26(a)	65,824
65,000	BB-	6.875% due 4/1/27(a)	63,533
25,000	D	Chesapeake Energy Corp., Company Guaranteed Notes, 8.000% due 6/15/27	12,001
49,000	B	Citgo Holding Inc., Senior Secured Notes, 9.250% due 8/1/24(a)	51,511
100,000	B3(d)	Covey Park Energy LLC/Covey Park Finance Corp., Company Guaranteed Notes, 7.500% due 5/15/25(a)	77,792
216,000	BB-	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.625% due 10/15/25(a)	213,973
81,000	BB-	CVR Refining LLC/Coffeyville Finance Inc., Company Guaranteed Notes, 6.500% due 11/1/22	82,214
178,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	186,719
23,000	D	EP Energy LLC/Everest Acquisition Finance Inc., Senior Secured Notes, 7.750% due 5/15/26(a)(j)	15,475
		Extraction Oil & Gas Inc., Company Guaranteed Notes:
140,000	B	7.375% due 5/15/24(a)	63,758
213,000	B	5.625% due 2/1/26(a)	98,587
120,000	B	Great Western Petroleum LLC/Great Western Finance Corp., Senior Unsecured Notes, 9.000% due 9/30/21(a)	97,548
81,000	BB+	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	68,370
21,000	B+	Jagged Peak Energy LLC, Company Guaranteed Notes, 5.875% due 5/1/26	21,265
90,000	BB-	Matador Resources Co., Company Guaranteed Notes, 5.875% due 9/15/26	89,104
		MEG Energy Corp.:
120,000	BB-	Company Guaranteed Notes, 7.000% due 3/31/24(a)	117,975
30,000	BB	Secured Notes, 6.500% due 1/15/25(a)	31,258
10,000	B	Montage Resources Corp., Company Guaranteed Notes, 8.875% due 7/15/23	8,175
103,519	B+	Northern Oil & Gas Inc., Secured Notes, 8.500% (8.500% cash or 1.000% PIK) due 5/15/23(e)	106,366
		Oasis Petroleum Inc., Company Guaranteed Notes:
40,000	B+	6.875% due 3/15/22	37,475
47,000	B+	6.875% due 1/15/23(i)	43,240
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
105,000	BB-	5.250% due 8/15/25(a)	106,915
65,000	BB-	5.625% due 10/15/27(a)	67,358
93,000	BB	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 7.250% due 6/15/25	98,579
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	48,109
20,000	BB-	5.750% due 2/1/29	22,011
55,000	BB-	Precision Drilling Corp., Company Guaranteed Notes, 7.125% due 1/15/26(a)	48,243
60,000	BB	Range Resources Corp., Company Guaranteed Notes, 5.000% due 3/15/23	52,274
90,000	BB	Seven Generations Energy Ltd., Company Guaranteed Notes, 5.375% due 9/30/25(a)	87,974
166,000	B-	Shelf Drilling Holdings Ltd., Company Guaranteed Notes, 8.250% due 2/15/25(a)	141,256
		SM Energy Co., Senior Unsecured Notes:
141,000	BB-	6.750% due 9/15/26	128,711
35,000	BB-	6.625% due 1/15/27	31,931
48,000	BB-	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 5.500% due 2/15/26	49,757

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Oil & Gas - 6.5% - (continued)
$ 50,000	B+	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	$50,141
44,500	B	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(a)	44,945
		Transocean Inc., Company Guaranteed Notes:
84,000	B-	7.250% due 11/1/25(a)	75,179
64,000	B-	7.500% due 1/15/26(a)	57,611
80,000	CCC+	6.800% due 3/15/38	49,554
26,700	B	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	27,074
20,000	BBB-	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	20,850
		Whiting Petroleum Corp., Company Guaranteed Notes:
19,000	BB-	5.750% due 3/15/21	17,428
70,000	BB-	6.625% due 1/15/26	40,077
		WPX Energy Inc., Senior Unsecured Notes:
130,000	BB-	8.250% due 8/1/23	146,343
14,000	BB-	5.250% due 10/15/27	14,035

		Total Oil & Gas	3,098,261

Oil & Gas Services - 0.0%
25,000	B-	Nine Energy Service Inc., Company Guaranteed Notes, 8.750% due 11/1/23(a)	18,769

Packaging & Containers - 2.8%
200,000	B-	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.250% PIK) due 6/30/27(a)(e)	199,790
200,000	B	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 2/15/25(a)	210,500
		Berry Global Inc., Secured Notes:
75,000	BB	5.125% due 7/15/23	77,155
19,000	BB	4.500% due 2/15/26(a)	19,367
60,000	BB-	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	60,825
25,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26	25,946
160,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. VI, Company Guaranteed Notes, 4.750% due 2/1/26	168,256
80,000	CCC+	Flex Acquisition Co., Inc., Senior Unsecured Notes, 7.875% due 7/15/26(a)	76,586
90,000	BB-	Greif Inc., Company Guaranteed Notes, 6.500% due 3/1/27(a)	96,284
		Pactiv LLC, Senior Unsecured Notes:
40,000	B-	7.950% due 12/15/25	44,167
90,000	B-	8.375% due 4/15/27	98,806
255,000	B-	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Company Guaranteed Notes, 7.000% due 7/15/24(a)	264,403

		Total Packaging & Containers	1,342,085

Pharmaceuticals - 2.5%
		Bausch Health Americas Inc., Company Guaranteed Notes:
50,000	B-	9.250% due 4/1/26(a)	57,362
117,000	B-	8.500% due 1/31/27(a)	132,798
		Bausch Health Cos., Inc.:
		Company Guaranteed Notes:
12,000	B-	5.500% due 3/1/23(a)	12,125
35,000	B-	6.125% due 4/15/25(a)	36,486
210,000	B-	9.000% due 12/15/25(a)	237,300
21,000	B-	7.000% due 1/15/28(a)	23,058
		Senior Secured Notes:
123,000	BB-	7.000% due 3/15/24(a)	128,995
197,000	BB-	5.500% due 11/1/25(a)	206,357
17,000	BB-	5.750% due 8/15/27(a)	18,467
60,000	BB-	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 7.250% due 8/15/26(a)	62,775
80,000	BB	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	76,200
200,000	BB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 7.125% due 1/31/25(a)	204,000

		Total Pharmaceuticals	1,195,923

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Pipelines - 3.0%
$ 57,000	BB	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(a)	$45,174
		Blue Racer Midstream LLC/Blue Racer Finance Corp.:
130,000	B	Company Guaranteed Notes, 6.125% due 11/15/22(a)	117,610
80,000	B	Senior Unsecured Notes, 6.625% due 7/15/26(a)	69,428
144,000	BBB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 7.000% due 6/30/24	165,577
20,000	NR	Cheniere Energy Inc., Senior Unsecured Notes, 4.250% due 3/15/45	15,800
		Cheniere Energy Partners LP:
77,000	BB	Company Guaranteed Notes, 4.500% due 10/1/29(a)	77,603
80,000	BB	Senior Secured Notes, 5.250% due 10/1/25	82,599
80,000	BB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	82,675
39,000	BB+	EnLink Midstream LLC, Company Guaranteed Notes, 5.375% due 6/1/29	33,131
100,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 5.625% due 6/15/24	90,542
80,000	BBB-	NGPL PipeCo LLC, Senior Unsecured Notes, 7.768% due 12/15/37(a)	102,485
100,000	BB	Plains All American Pipeline LP, Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 4.110%)(b)(c)	90,558
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
90,000	BBB-	7.500% due 7/15/38(a)	94,725
40,000	BBB-	6.875% due 4/15/40(a)	41,661
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
60,000	BB	4.250% due 11/15/23	60,674
50,000	BB	5.875% due 4/15/26	52,704
30,000	BB	5.375% due 2/1/27	30,595
43,000	BB	6.500% due 7/15/27(a)	45,971
60,000	BB	5.000% due 1/15/28	59,692
68,000	BB	6.875% due 1/15/29(a)	73,598

		Total Pipelines	1,432,802

Real Estate - 0.6%
164,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	160,992
115,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 5.750% due 12/1/25(a)	119,791

		Total Real Estate	280,783

Real Estate Investment Trusts (REITs) - 2.7%
50,000	BB	CoreCivic Inc., Company Guaranteed Notes, 5.000% due 10/15/22	50,078
60,000	BB	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	62,575
		ESH Hospitality Inc., Company Guaranteed Notes:
80,000	BB-	5.250% due 5/1/25(a)	82,800
137,000	BB-	4.625% due 10/1/27(a)	138,003
220,000	B+	GEO Group Inc. (The), Company Guaranteed Notes, 6.000% due 4/15/26	174,905
120,000	BBB-	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.750% due 6/1/28	136,899
70,000	BB-	Iron Mountain Inc., Company Guaranteed Notes, 4.875% due 9/15/29(a)	71,037
		MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes:
80,000	BB-	4.500% due 9/1/26	84,386
23,000	BB-	5.750% due 2/1/27(a)	25,789
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
50,000	BBB-	5.000% due 10/15/27	52,626
60,000	BBB-	4.625% due 8/1/29	63,036
16,000	BB-	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes, 5.000% due 4/15/23	16,407
201,754	BBB-	VICI Properties 1 LLC/VICI FC Inc., Secured Notes, 8.000% due 10/15/23	219,996
		VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
63,000	BB	4.250% due 12/1/26(a)	64,417
63,000	BB(f)	4.625% due 12/1/29(a)	65,120

		Total Real Estate Investment Trusts (REITs)	1,308,074

Retail - 2.9%
		1011778 BC ULC/New Red Finance Inc.:
232,000	B+	Secured Notes, 5.000% due 10/15/25(a)	241,171

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Retail - 2.9% - (continued)
$ 100,000	BB+	Senior Secured Notes, 4.250% due 5/15/24(a)	$102,500
60,000	BB+	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	63,475
80,000	BB	FirstCash Inc., Company Guaranteed Notes, 5.375% due 6/1/24(a)	83,133
		Golden Nugget Inc.:
171,000	CCC+	Company Guaranteed Notes, 8.750% due 10/1/25(a)	181,686
61,000	CCC+	Senior Unsecured Notes, 6.750% due 10/15/24(a)	63,134
190,000	BB-	L Brands Inc., Company Guaranteed Notes, 5.250% due 2/1/28	176,666
		Murphy Oil USA Inc., Company Guaranteed Notes:
120,000	BB+	5.625% due 5/1/27	129,717
27,000	BB+	4.750% due 9/15/29	28,572
		Party City Holdings Inc., Company Guaranteed Notes:
8,000	CCC+	6.125% due 8/15/23(a)	6,143
85,000	CCC+	6.625% due 8/1/26(a)	51,198
150,000	BB+	Reliance Intermediate Holdings LP, Senior Secured Notes, 6.500% due 4/1/23(a)	154,937
70,000	BB-	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	72,713
29,000	B+	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(a)	30,088

		Total Retail	1,385,133

Semiconductors - 0.6%
100,000	BB	Amkor Technology Inc., Senior Unsecured Notes, 6.625% due 9/15/27(a)	109,502
10,000	NR	Cree Inc., Senior Unsecured Notes, 0.875% due 9/1/23	10,444
55,000	BB	Entegris Inc., Company Guaranteed Notes, 4.625% due 2/10/26(a)	56,969
100,000	BB+	Sensata Technologies UK Financing Co. PLC, Company Guaranteed Notes, 6.250% due 2/15/26(a)	107,669

		Total Semiconductors	284,584

Software - 1.2%
		CDK Global Inc., Senior Unsecured Notes:
80,000	BB+	5.875% due 6/15/26	85,686
70,000	BB+	4.875% due 6/1/27	73,495
22,000	BB+	5.250% due 5/15/29(a)	23,351
80,000	B	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	81,533
215,000	BB	j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(a)	227,898
149,000	CCC-	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(a)	68,540
20,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	21,436

		Total Software	581,939

Telecommunications - 7.7%
510,000	B	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(a)	545,713
		CenturyLink Inc., Senior Unsecured Notes:
50,000	B+	6.450% due 6/15/21	52,612
70,000	B+	6.750% due 12/1/23	78,050
52,000	B-	CommScope Inc., Company Guaranteed Notes, 8.250% due 3/1/27(a)	52,389
		CommScope Technologies LLC, Company Guaranteed Notes:
73,000	B-	6.000% due 6/15/25(a)	70,627
40,000	B-	5.000% due 3/15/27(a)	35,202
200,000	B+	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	205,500
120,000	BB	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	132,042
		Intelsat Jackson Holdings SA:
51,000	CCC+	Company Guaranteed Notes, 8.500% due 10/15/24(a)	42,075
150,000	B	Senior Secured Notes, 8.000% due 2/15/24(a)	153,373
		Level 3 Financing Inc., Company Guaranteed Notes:
100,000	BB	5.125% due 5/1/23	100,999
40,000	BB	5.375% due 1/15/24	40,767
90,000	BB	5.250% due 3/15/26	93,922
10,000	B+	Level 3 Parent LLC, Senior Unsecured Notes, 5.750% due 12/1/22	10,000
		Sprint Capital Corp., Company Guaranteed Notes:

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Telecommunications - 7.7% - (continued)
$ 127,000	B*	6.875% due 11/15/28	$135,737
105,000	B*	8.750% due 3/15/32	125,478
		Sprint Communications Inc., Senior Unsecured Notes:
160,000	B*	11.500% due 11/15/21	185,160
15,000	B*	6.000% due 11/15/22	15,825
		Sprint Corp., Company Guaranteed Notes:
150,000	B*	7.250% due 9/15/21	159,412
200,000	B*	7.875% due 9/15/23	220,375
280,000	B*	7.625% due 3/1/26	306,243
240,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	258,662
		T-Mobile USA Inc., Company Guaranteed Notes:
460,000	BB+	6.500% due 1/15/26	493,361
45,000	BB+	4.500% due 2/1/26	46,286
60,000	BB+	4.750% due 2/1/28	62,927
33,000	BB+	ViaSat Inc., Senior Secured Notes, 5.625% due 4/15/27(a)	35,263
56,000	CCC	West Corp., Company Guaranteed Notes, 8.500% due 10/15/25(a)	44,940

		Total Telecommunications	3,702,940

Toys/Games/Hobbies - 0.2%
		Mattel Inc., Company Guaranteed Notes:
79,000	BB-	6.750% due 12/31/25(a)	82,950
29,000	BB-	5.875% due 12/15/27(a)	29,438

		Total Toys/Games/Hobbies	112,388

Transportation - 1.5%
140,000	B-	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	111,615
160,000	B-	Watco Cos. LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	163,067
100,000	B+	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	101,691
		XPO Logistics Inc., Company Guaranteed Notes:
160,000	BB-	6.125% due 9/1/23(a)	165,598
140,000	BB-	6.750% due 8/15/24(a)	152,183

		Total Transportation	694,154

Trucking & Leasing - 0.5%
240,000	BB+	DAE Funding LLC, Company Guaranteed Notes, 5.000% due 8/1/24(a)	251,398

		TOTAL CORPORATE BONDS & NOTES (Cost - $41,473,753)	42,375,231

SENIOR LOANS - 6.9%
148,477	NR	AlixPartners LLP, 4.452% (1-Month USD-LIBOR + 2.750%) due 4/4/24	149,339
8,579	NR	Allied Universal Holdco LLC, (Restricted, cost - $8,579, acquired 8/16/19), 4.250% due 7/10/26(h)	8,560
86,646	NR	Allied Universal Holdco LLC, (Restricted, cost - $86,646, acquired 8/16/19), 6.507% (3-Month USD-LIBOR + 4.250%) due 7/10/26(h)	86,460
60,000	NR	AMC Entertainment Holdings Inc., (Restricted, cost - $59,926, acquired 10/24/19), 5.230% (6-Month USD-LIBOR + 3.000%) due 4/22/26(h)	60,321
156,577	NR	Ancestry.com Operations Inc., (Restricted, cost - $156,772, acquired 11/21/17), 5.460% (1-Month USD-LIBOR + 3.750%) due 10/19/23(h)	151,619
40,239	NR	Applied Systems Inc., 5.354% (3-Month USD-LIBOR + 3.250%) due 9/19/24	40,139
315,000	NR	Asurion LLC, 8.202% (1-Month USD-LIBOR + 6.500%) due 8/4/25	318,052
29,850	NR	athenahealth Inc., (Restricted, cost - $29,320, acquired 2/7/19), 6.401% (1-Month USD-LIBOR +4.500%/3-Month USD-LIBOR + 4.500%) due 2/11/26(h)	29,872
127,400	NR	Big River Steel LLC, 7.104% (3-Month USD-LIBOR + 5.000%) due 8/23/23	126,445
23,793	NR	CenturyLink Inc., 4.452% (1-Month USD-LIBOR + 2.750%) due 1/31/25	23,819
82,826	NR	CEOC LLC, (Restricted, cost - $82,728, acquired 8/16/19), 3.702% (1-Month USD-LIBOR + 2.000%) due 10/7/24(h)	83,030
35,910	NR	CSC Holdings, LLC, 4.327% (2-Month USD-LIBOR + 2.500%/3-Month USD-LIBOR + 2.500%) due 4/15/27	36,018
30,000	NR	Diamond Sports Group LLC, (Restricted, cost - $29,857, acquired 7/18/19), 4.960% (1-Month USD-LIBOR + 3.250%) due 8/24/26(h)	29,972
235,894	NR	EIG Investors Corp., 5.667% (1-Month USD-LIBOR + 3.750%/3-Month USD-LIBOR + 3.750%) due 2/9/23	222,994
50,852	NR	Envision Healthcare Corp., 5.452% (1-Month USD-LIBOR + 3.750%) due 10/10/25	40,197
60,000	NR	Garda World Security Corp., (Restricted, cost - $58,813, acquired 10/24/19), 6.660% (3-Month USD-LIBOR + 4.750%) due 10/30/26(h)	59,910
79,799	NR	Global Tel*Link Corp., (Restricted, cost - $76,552, acquired 8/16/19), 5.952% (1-Month USD-LIBOR + 4.250%) due 11/29/25(h)	68,860

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
SENIOR LOANS - 6.9% - (continued)
$ 186,278	NR	Graftech International Ltd., 5.202% (1-Month USD-LIBOR + 3.500%) due 2/12/25	$182,087
69,300	NR	Herbalife Nutrition Ltd., 4.952% (1-Month USD-LIBOR + 3.250%) due 8/18/25	69,655
27,859	NR	Hillman Group Inc., 5.702% (1-Month USD-LIBOR + 4.000%) due 5/30/25	26,640
68,482	NR	iHeartCommunications Inc., (Restricted, cost - $68,712, acquired 5/1/19), 5.781% (1-Month USD-LIBOR + 4.000%) due 5/1/26(h)	69,009
60,791	NR	Infor (US) Inc., 4.854% (3-Month USD-LIBOR + 2.750%) due 2/1/22	60,977
100,000	NR	Intelsat Jackson Holdings SA, 6.625% due 1/2/24	100,102
39,899	NR	Jane Street Group, LLC, (Restricted, cost - $39,763, acquired 8/16/19), 4.702% (1-Month USD-LIBOR + 3.000%) due 8/25/22(h)	39,766
79,798	NR	McAfee, LLC, (Restricted, cost - $79,886, acquired 8/16/19), 5.452% (1-Month USD-LIBOR + 3.750%) due 9/30/24(h)	79,973
75,322	NR	National Mentor Holdings Inc., 5.960% (1-Month USD-LIBOR + 4.250%) due 3/9/26	75,604
60,000	NR	Panther BF Aggregator 2 LP, (Restricted, cost - $59,909, acquired 4/3/19), 5.202% (1-Month USD-LIBOR + 3.500%) due 4/30/26(h)	60,075
186,185	NR	PetSmart Inc., (Restricted, cost - $168,069, acquired 12/13/17), 5.770% (1-Month USD-LIBOR + 4.000%) due 3/11/22(h)	181,686
88,875	NR	Ply Gem Midco Inc., (Restricted, cost - $88,625, acquired 3/29/18), 5.509% (1-Month USD-LIBOR + 3.750%) due 4/12/25(h)	87,986
106,268	NR	Radnet Management Inc., (Restricted, cost - $106,106, acquired 8/16/17), 5.536% (3-Month USD-PRIME + 2.500%/3-Month USD-LIBOR + 3.500%) due 6/30/23(h)	106,955
39,700	NR	Regionalcare Hospital Partners Holdings Inc., (Restricted, cost - $39,361, acquired 11/14/18), 6.202% (1-Month USD-LIBOR + 4.500%) due 11/16/25(h)	39,970
69,475	NR	Sedgwick Claims Management Services Inc., 4.952% (1-Month USD-LIBOR + 3.250%) due 12/31/25	68,383
36,000	NR	Spectacle Gary Holdings LLC, due 11/6/25(k)	35,460
79,800	NR	Spencer Spirit IH LLC, (Restricted, cost - $78,304, acquired 6/14/19), 7.722% (1-Month USD-LIBOR + 6.000%/3-Month USD-PRIME + 5.000%) due 6/19/26(h)	77,466
97,087	NR	SS&C Technologies Holdings Inc., 3.952% (1-Month USD-LIBOR + 2.250%) due 4/16/25	97,750
37,905	NR	Stars Group Holdings BV, 5.604% (3-Month USD-LIBOR + 3.500%) due 7/10/25	38,112
124,129	NR	Temple Generation 1, LLC, (Restricted, cost - $122,723, acquired 2/7/18), 9.702% (1-Month USD-LIBOR + 8.000%) due 2/7/23(h)	124,657
20,789	NR	Transdigm Inc., 4.202% (1-Month USD-LIBOR + 2.500%) due 5/30/25	20,793
140,000	NR	U.S. Renal Care Inc., (Restricted, cost - $137,376, acquired 6/14/19), 6.750% (1-Month USD-LIBOR + 5.000%) due 6/26/26(h)	133,758

		TOTAL SENIOR LOANS (Cost - $3,321,851)	3,312,471

Shares/Units
CLOSED END MUTUAL FUND SECURITIES - 0.9%
FINANCIALS - 0.9%
Financials, Capital Markets - 0.9%
10,162		Invesco Senior Loan ETF(i)	228,238
7,000		SPDR Bloomberg Barclays Short Term High Yield Bond ETF	186,830

		TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost - $415,657)	415,068

COMMON STOCKS - 0.5%
COMMUNICATIONS - 0.0%
Advertising - 0.0%
1,874		Clear Channel Outdoor Holdings Inc., Class A Shares*	4,647

Media - 0.0%
168		iHeartMedia Inc., Class A Shares*	2,586

		TOTAL COMMUNICATIONS	7,233

CONSUMER CYCLICAL - 0.0%
Lodging - 0.0%
9,953		Bossier Casino Venture Holdco Inc.*(g)(l)#	2,309

ENERGY - 0.5%
Energy Equipment & Services - 0.0%
17,453		Hercules Offshore Inc.*(g)(l)#	10,172

Oil & Gas - 0.5%
21,403		Berry Petroleum Corp.	170,582
7,241		Montage Resources Corp.*	35,770

		Total Oil & Gas	206,352

		TOTAL ENERGY	216,524

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
$ 68		MWO Holdings, (Restricted, cost - $208,716, acquired 6/30/11), ADR*(g)(h)(l)#	$5,200

		TOTAL COMMON STOCKS (Cost - $2,156,084)	231,266

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.2%
3,884		GMAC Capital Trust I, 7.695% (3-Month USD-LIBOR + 5.785%) due 2/15/40(b)	100,712

Diversified Financial Services - 0.1%
1,175		B. Riley Financial Inc., 6.875% due 9/30/23	30,526

		TOTAL FINANCIALS	131,238

		TOTAL PREFERRED STOCKS (Cost - $97,539)	131,238

Face Amount/Units†
SOVEREIGN BOND - 0.2%
Argentina - 0.2%
150,000	CCC-	Argentine Republic Government International Bonds, 7.500% due 4/22/26 (Cost - $159,450)	65,490

Shares/Units
WARRANT - 0.0%
Media - 0.0%
853		iHeartMedia Inc., expires 5/1/39* (Cost - $4,488)	12,475

RIGHT - 0.0%
Media - 0.0%
44		DISH Network Corp.* (Cost - $0)	30

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $47,628,822)	46,543,269

Face Amount/Units†
SHORT-TERM INVESTMENTS (m) - 2.2%
MONEY MARKET FUND - 0.7%
$351,893		Invesco STIT - Government & Agency Portfolio, 1.518% Institutional Class(n) (Cost - $351,893)	351,893

TIME DEPOSITS - 1.5%
694,229		Banco Santander SA - Frankfurt, 0.920% due 12/2/19 (Cost - $694,229)	694,229

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,046,122)	1,046,122

		TOTAL INVESTMENTS - 99.3% (Cost - $48,674,944)	47,589,391

		Other Assets in Excess of Liabilities - 0.7%	347,045

		TOTAL NET ASSETS - 100.0%	$47,936,436

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $25,403,188 and represents 53.0% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2019.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2019, amounts to approximately $1,597,930 and represents 3.3% of net assets.
(i)	All or a portion of this security is on loan (See Note 1).
(j)	Security is currently in default.
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Illiquid security.
(m)	Inclusive of all short-term holdings, including investment of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.5%.
(n)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2019, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
High Yield Fund	$48,674,944	$2,238,931	$(3,324,484)	$(1,085,553)

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
ETF	—	Exchange-Traded Fund
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
PRIME	—	Prime Lending Rate

See pages 249-251 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	89.7%
Senior Loans	7.0
Closed End Mutual Fund Securities	0.9
Common Stocks	0.5
Preferred Stocks	0.3
Sovereign Bond	0.1
Warrant	0.0	*
Right	0.0	*
Short-Term Investments	1.5

	100	%+

^	As a percentage of total investments.
*	Position represents less than 0.05%.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 56.1%
Argentina - 0.1%
4,000,000	ARS	Argentina Bonar Bonds, 53.336% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(a)	$29,036
7,120,000	ARS	Argentina POM Politica Monetaria, 70.941% due 6/21/20(a)	56,437
360,000	ARS	Argentine Bonos del Tesoro, 15.500% due 10/17/26	1,562
170,000	ARS	Bonos de la Nacion Argentina con Ajuste por CER, 4.000% due 3/6/20	2,047
460,000	ARS	Provincia de Buenos Aires, 53.398% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(b)	2,848

		Total Argentina	91,930

Brazil - 1.0%
5,900,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon, due 4/1/20	1,372,232

Canada - 1.7%
3,100,000	CAD	Province of Ontario Canada, 3.150% due 6/2/22	2,414,335

China - 3.2%
22,200,000	CNY	China Development Bank, 4.240% due 8/24/27	3,271,854
8,800,000	CNY	China Government Bonds, 3.220% due 12/6/25	1,259,976

		Total China	4,531,830

France - 5.8%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45(c)	1,613,844
4,500,000	EUR	2.000% due 5/25/48(b)(c)	6,661,544

		Total France	8,275,388

Ireland - 1.0%
1,000,000	EUR	Ireland Government Bonds, 5.400% due 3/13/25	1,431,769

Israel - 0.1%
$ 200,000		Israel Government International Bonds, 3.250% due 1/17/28	216,044

Italy - 7.9%
		Italy Buoni Poliennali Del Tesoro:
3,500,000	EUR	0.350% due 2/1/25	3,790,379
700,000	EUR	2.500% due 11/15/25	846,352
700,000	EUR	2.100% due 7/15/26	829,793
1,300,000	EUR	3.000% due 8/1/29(c)	1,662,802
1,000,000	EUR	1.350% due 4/1/30	1,103,936
1,100,000	EUR	3.450% due 3/1/48(b)	1,506,800
600,000	EUR	3.850% due 9/1/49(b)	873,111
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	655,550

		Total Italy	11,268,723

Japan - 19.6%
		Development Bank of Japan Inc.:
200,000		2.000% due 10/19/21	200,083
1,200,000		2.500% due 10/18/22	1,218,523
		Japan Bank for International Cooperation:
200,000		2.375% due 7/21/22	202,467
200,000		3.250% due 7/20/23	209,290
200,000		3.375% due 10/31/23	210,891
		Japan Finance Organization for Municipalities:
500,000		2.125% due 4/13/21(b)	500,804
200,000		2.625% due 4/20/22(b)	202,978
		Japan Government Ten Year Bonds:

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Japan - 19.6% - (continued)
350,000,000	JPY	0.100% due 3/20/29	$3,261,846
120,000,000	JPY	0.100% due 6/20/29	1,117,659
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,542,891
310,000,000	JPY	1.400% due 9/20/45	3,570,094
152,000,000	JPY	0.500% due 9/20/46	1,436,925
168,000,000	JPY	0.700% due 12/20/48	1,661,595
140,000,000	JPY	0.500% due 3/20/49	1,315,392
		Japan Government Twenty Year Bonds:
40,000,000	JPY	2.200% due 9/20/28	441,475
150,000,000	JPY	1.300% due 6/20/35	1,618,325
181,000,000	JPY	1.200% due 9/20/35	1,927,720
400,000,000	JPY	1.000% due 12/20/35	4,150,083
60,000,000	JPY	0.400% due 3/20/36	570,043
110,997,700	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,047,154
$400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(b)	399,339

		Total Japan	27,805,577

Kuwait - 0.7%
900,000		Kuwait International Government Bonds, 3.500% due 3/20/27	966,135

Lithuania - 0.2%
300,000		Lithuania Government International Bonds, 6.125% due 3/9/21	315,221

Peru - 0.7%
		Peruvian Government International Bonds:
1,300,000	PEN	6.350% due 8/12/28(b)	442,141
300,000	PEN	5.940% due 2/12/29	99,203
400,000	PEN	5.940% due 2/12/29(b)	132,271
700,000	PEN	6.950% due 8/12/31(b)	246,122
200,000	PEN	5.350% due 8/12/40(b)	58,599

		Total Peru	978,336

Poland - 0.5%
2,700,000	PLN	Republic of Poland Government Bonds, 3.250% due 7/25/25	741,982

Qatar - 1.3%
		Qatar Government International Bonds:
200,000		4.500% due 1/20/22	210,125
1,000,000		3.875% due 4/23/23	1,056,210
500,000		4.500% due 4/23/28	573,153

		Total Qatar	1,839,488

Saudi Arabia - 0.8%
1,200,000		Saudi Government International Bonds, 2.375% due 10/26/21	1,204,568

Slovenia - 0.2%
250,000		Slovenia Government International Bonds, 5.250% due 2/18/24	282,943

Spain - 8.1%
		Autonomous Community of Catalonia:
500,000	EUR	4.950% due 2/11/20	556,145
100,000	EUR	4.900% due 9/15/21	118,930
100,000	EUR	4.220% due 4/26/35	136,931
		Spain Government Bonds:
300,000	EUR	0.250% due 7/30/24(b)(c)	335,848
3,000,000	EUR	1.450% due 10/31/27(b)	3,614,685

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Spain - 8.1% - (continued)
1,500,000	EUR	1.400% due 7/30/28(b)(c)	$1,803,897
1,100,000	EUR	1.450% due 4/30/29(b)	1,330,879
1,900,000	EUR	0.600% due 10/31/29(b)(c)	2,130,716
900,000	EUR	2.900% due 10/31/46(b)	1,368,270
100,000	EUR	2.700% due 10/31/48(b)	147,780

		Total Spain	11,544,081

United Arab Emirates - 0.4%
		Abu Dhabi Government International Bonds:
$ 300,000		2.500% due 10/11/22(b)	303,615
200,000		3.125% due 10/11/27(b)	209,830

		Total United Arab Emirates	513,445

United Kingdom - 2.8%
		United Kingdom Gilt:
1,400,000	GBP	3.250% due 1/22/44(c)	2,585,946
700,000	GBP	3.500% due 1/22/45(c)	1,356,169

		Total United Kingdom	3,942,115

		TOTAL SOVEREIGN BONDS (Cost - $74,743,283)	79,736,142

CORPORATE BONDS & NOTES - 31.4%
Canada - 0.6%
100,000		Enbridge Inc., Company Guaranteed Notes, 2.819% (3-Month USD-LIBOR + 0.700%) due 6/15/20(a)	100,234
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(b)	119,927
300,000		HSBC Bank Canada, Covered Notes, 3.300% due 11/28/21(b)	308,011
400,000		Toronto-Dominion Bank (The), Covered Notes, 2.100% due 7/15/22(b)	402,586

		Total Canada	930,758

Cayman Islands - 1.4%
300,000		CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(b)	303,036
		KSA Sukuk Ltd., Senior Unsecured Notes:
200,000		2.894% due 4/20/22(b)	203,268
500,000		4.303% due 1/19/29(b)	554,687
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	227,832
712,156		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 2.659% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(b)	677,474

		Total Cayman Islands	1,966,297

Denmark - 5.4%
		Jyske Realkredit AS, Covered Notes:
1,790,604	DKK	1.500% due 10/1/37	271,691
4,092,167	DKK	2.000% due 10/1/47	620,579
1,935	DKK	3.000% due 10/1/47	302
3,400,000	DKK	1.000% due 10/1/50	493,593
907,697	DKK	1.500% due 10/1/50	136,314
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
776,595	DKK	1.500% due 10/1/37	118,034
168,530	DKK	2.500% due 10/1/37	25,915
1	DKK	2.000% due 10/1/47	—
13,940	DKK	2.500% due 10/1/47	2,137
9,500,000	DKK	1.000% due 10/1/50	1,376,706
396,892	DKK	1.500% due 10/1/50	59,294
772,065	DKK	2.000% due 10/1/50	116,868
		Nykredit Realkredit AS, Covered Notes:
66,123	DKK	2.500% due 10/1/36	10,191
1	DKK	2.000% due 7/1/37	—
450,310	DKK	1.500% due 10/1/37	68,323
1	DKK	2.000% due 10/1/47	—
7,969	DKK	2.500% due 10/1/47	1,222

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Denmark - 5.4% - (continued)
14,299,739	DKK	1.000% due 10/1/50	$2,068,302
15,425,343	DKK	1.500% due 10/1/50	2,311,803
		Realkredit Danmark AS, Covered Notes:
60,106	DKK	2.500% due 4/1/36	9,199
1	DKK	2.000% due 10/1/37	—
32,568	DKK	2.500% due 7/1/47	4,996
1	DKK	2.000% due 10/1/47	—

		Total Denmark	7,695,469

France - 1.3%
100,000	GBP	BNP Paribas SA, Senior Unsecured Notes, 3.375% due 1/23/26	140,637
$ 250,000		Credit Agricole SA, Senior Unsecured Notes, 3.750% due 4/24/23(b)	261,153
700,000		Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(b)	699,873
		Dexia Credit Local SA, Government Liquid Guaranteed Notes:
500,000		1.875% due 9/15/21(b)	500,088
250,000		2.375% due 9/20/22(b)	253,243

		Total France	1,854,994

Germany - 1.8%
400,000		Aareal Bank AG, Pfandbriefe, 2.625% due 7/15/21	404,050
		Deutsche Bank AG, Senior Unsecured Notes:
400,000		2.768% (3-Month USD-LIBOR + 0.815%) due 1/22/21(a)	398,551
100,000		3.150% due 1/22/21	100,159
800,000		4.250% due 10/14/21	818,195
150,000		3.961% (SOFR + 2.581%) due 11/26/25(a)	151,180
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750 PIK) due 5/15/27(b)(d)	312,104
400,000	EUR	Volkswagen Leasing GmbH, Company Guaranteed Notes, 0.025% (0.450% - 3-Month EURIBOR) due 7/6/21(k)	441,090

		Total Germany	2,625,329

Ireland - 1.3%
800,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.625% due 10/30/20	817,865
200,000	EUR	Bank of Ireland, Junior Subordinated Notes, 7.375% (5-Year EUR Swap Rate + 6.956%)(a)(e)	228,781
400,000		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes, 2.342% due 11/15/20	399,673
200,000		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.400% due 9/23/21	200,958
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(b)	203,567

		Total Ireland	1,850,844

Italy - 0.6%
		Banca Carige SpA, Covered Notes:
400,000	EUR	1.298% (1.700% - 3-Month EURIBOR) due 10/25/21(k)	447,011
400,000	EUR	1.092% (1.500% - 3-Month EURIBOR) due 5/25/22(k)	442,131

		Total Italy	889,142

Japan - 1.3%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
800,000		2.431% (3-Month USD-LIBOR + 0.540%) due 8/4/20(a)	801,376
200,000		2.091% due 9/14/21	199,361
400,000		Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	400,230
400,000		NTT Finance Corp., Senior Unsecured Notes, 1.900% due 7/21/21	398,261

		Total Japan	1,799,228

Jersey Channel Islands - 0.1%
100,000	GBP	Kennedy Wilson Europe Real Estate Ltd., Senior Unsecured Notes, 3.950% due 6/30/22	133,612

Luxembourg - 0.2%
100,000		Allergan Funding SCS, Company Guaranteed Notes, 3.450% due 3/15/22	102,208
200,000		NORD/LB Luxembourg SA Covered Bonds Bank, Covered Notes, 2.875% due 2/16/21	201,963

		Total Luxembourg	304,171

Netherlands - 2.3%
400,000		BMW Finance NV, Company Guaranteed Notes, 2.250% due 8/12/22(b)	400,659

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Netherlands - 2.3% - (continued)
		Cooperatieve Rabobank UA:
		Junior Subordinated Notes:
300,000	EUR	5.500% (5-Year EUR Swap Rate + 5.250%)(a)(e)	$340,094
200,000	EUR	6.625% (6.697% - 5-Year EUR Swap Rate)(e)(k)	240,121
300,000	EUR	Senior Unsecured Notes, 6.875% due 3/19/20	337,474
		ING Bank NV:
300,000	EUR	Senior Unsecured Notes, 0.375% due 11/26/21	333,933
$ 600,000		Covered Notes, 2.625% due 12/5/22(b)	612,996
		Petrobras Global Finance BV, Company Guaranteed Notes:
170,000		6.125% due 1/17/22	181,112
278,000		5.093% due 1/15/30(b)	291,414
50,000	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(e)	69,743
400,000		Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20(b)	401,247

		Total Netherlands	3,208,793

Norway - 0.3%
400,000		DNB Boligkreditt AS, Covered Notes, 2.500% due 3/28/22(b)	405,360

Portugal - 0.1%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(f)(g)	42,967
200,000	EUR	4.000% due 1/21/19(f)(g)	42,966

		Total Portugal	85,933

Singapore - 0.2%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(b)	200,268
100,000		DBS Bank Ltd., Covered Notes, 3.300% due 11/27/21(b)	102,331

		Total Singapore	302,599

Supranational - 0.6%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	330,519
800,000	AUD	0.500% due 8/10/23	528,237

		Total Supranational	858,756

Sweden - 0.2%
2,000,000	SEK	Sveriges Sakerstallda Obligationer AB, Covered Notes, 2.000% due 6/17/26	227,315

Switzerland - 1.4%
		Credit Suisse Group AG, Senior Unsecured Notes:
300,000		2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(a)(b)	304,496
250,000		4.282% due 1/9/28(b)	272,056
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(b)	267,467
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	282,151
400,000		5.125% due 5/15/24	431,281
400,000		UBS Group AG, Senior Unsecured Notes, 2.860% (3-Month USD-LIBOR + 0.950%) due 8/15/23(a)(b)	402,678

		Total Switzerland	1,960,129

United Kingdom - 6.8%
400,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	448,886
		Barclays PLC:
600,000	GBP	Junior Subordinated Notes, 7.125% (5-Year UK Government Note Generic Bid Yield + 6.579%)(a)(e)	870,205
		Senior Unsecured Notes:
600,000		4.011% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	614,174
200,000		4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(a)	208,658
100,000		British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	152,983
300,000	GBP	Clydesdale Bank PLC, Senior Unsecured Notes, 2.250% due 4/21/20	389,386
200,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	266,667

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United Kingdom - 6.8% - (continued)
100,000	EUR	FCE Bank PLC, Senior Unsecured Notes, 1.660% due 2/11/21	$111,776
		HSBC Holdings PLC:
		Senior Unsecured Notes:
$ 400,000		2.504% (3-Month USD-LIBOR + 0.600%) due 5/18/21(a)	400,524
300,000		2.904% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	301,576
200,000		3.803% (3-Month USD-LIBOR + 1.211%) due 3/11/25(a)	209,153
100,000	GBP	Subordinated Notes, 6.750% due 9/11/28	170,777
600,000		Imperial Brands Finance PLC, Company Guaranteed Notes, 2.950% due 7/21/20(b)	602,150
400,000		Lloyds Bank PLC, Senior Unsecured Notes, 2.250% due 8/14/22	401,360
		Lloyds Banking Group PLC:
200,000	GBP	Junior Subordinated Notes, 5.125% (5-Year UK Government Note Generic Bid Yield + 4.607%)(a)(e)	266,277
		Senior Unsecured Notes:
300,000		4.050% due 8/16/23	316,693
200,000		3.900% due 3/12/24	210,679
200,000	GBP	Marks & Spencer PLC, Senior Unsecured Notes, 3.000% due 12/8/23	267,450
200,000		Nationwide Building Society, Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(b)	206,913
100,000	GBP	RAC Bonds Co. PLC, Senior Secured Notes, 4.870% due 5/6/26	128,062
		Royal Bank of Scotland Group PLC:
		Junior Subordinated Notes:
200,000		8.000% (5-Year USD Swap Rate + 5.720%)(a)(e)	229,270
200,000		8.625% (5-Year USD Swap Rate + 7.598%)(a)(e)	216,396
		Senior Unsecured Notes:
800,000		3.656% (3-Month USD-LIBOR + 1.550%) due 6/25/24(a)	808,028
200,000		4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(a)	211,724
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
400,000		4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(a)	430,639
600,000		3.823% (3-Month USD-LIBOR + 1.400%) due 11/3/28(a)	629,397
97,461	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	165,932
300,000	GBP	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.875% due 1/15/27	397,637

		Total United Kingdom	9,633,372

United States - 5.5%
		AT&T Inc., Senior Unsecured Notes:
300,000		2.657% (3-Month USD-LIBOR + 0.750%) due 6/1/21(a)	301,992
300,000		2.951% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	303,201
300,000	EUR	1.800% due 9/5/26	355,863
400,000		Aviation Capital Group LLC, Senior Unsecured Notes, 2.857% (3-Month USD-LIBOR + 0.950%) due 6/1/21(a)(b)	401,302
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(a)(e)	221,134
200,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	207,925
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
250,000		3.579% due 7/23/20	251,825
700,000		4.464% due 7/23/22	734,645
400,000		Comcast Corp., Company Guaranteed Notes, 2.539% (3-Month USD-LIBOR + 0.440%) due 10/1/21(a)	402,052
300,000		Daimler Finance North America LLC, Company Guaranteed Notes, 2.331% (3-Month USD-LIBOR + 0.430%) due 2/12/21(a)(b)	300,115
250,000		Dell International LLC/EMC Corp., Senior Secured Notes, 4.420% due 6/15/21(b)	257,484
200,000		Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 2.719% (3-Month USD-LIBOR + 0.600%) due 6/15/21(a)	200,837
400,000		Duke Energy Corp., Senior Unsecured Notes, 2.788% (3-Month USD-LIBOR + 0.650%) due 3/11/22(a)	402,893
200,000		Emera US Finance LP, Company Guaranteed Notes, 2.700% due 6/15/21	201,503
200,000		EPR Properties, Company Guaranteed Notes, 4.500% due 6/1/27	214,765
100,000		Equifax Inc., Senior Unsecured Notes, 3.600% due 8/15/21	102,429
		Fidelity National Information Services Inc., Senior Unsecured Notes:
100,000	EUR	0.400% due 1/15/21	110,728
100,000	GBP	1.700% due 6/30/22	130,920
100,000	EUR	0.750% due 5/21/23	112,131
200,000		Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.681% due 1/9/20	200,058

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United States - 5.5% - (continued)
$ 100,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 2.862% (3-Month USD-LIBOR + 0.850%) due 4/9/21(a)	$100,082
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon, due 12/28/17(f)(g)	17,062
100,000		McDonald’s Corp., Senior Unsecured Notes, 2.366% (3-Month USD-LIBOR + 0.430%) due 10/28/21(a)	100,385
132,000		Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	134,084
300,000		Progress Energy Inc., Senior Unsecured Notes, 4.400% due 1/15/21	306,212
100,000		Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	102,541
100,000		Spectra Energy Partners LP, Company Guaranteed Notes, 2.827% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	100,225
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
300,000		2.675% (3-Month USD-LIBOR + 0.770%) due 11/13/20(a)(b)	301,227
200,000		3.875% due 11/13/20(b)	203,126
300,000		2.841% (3-Month USD-LIBOR + 0.940%) due 11/12/21(a)(b)	302,519
200,000		4.000% due 11/12/21(b)	206,767
300,000		WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 3.750% due 9/17/24(b)	316,342
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	305,673

		Total United States	7,910,047

		TOTAL CORPORATE BONDS & NOTES (Cost - $44,219,540)	44,642,148

MORTGAGE-BACKED SECURITIES - 29.9%
CMHC - 0.3%
		Canadian Mortgage and Housing Corp. (CMHC):
134,961	CAD	2.060% (1-Month Canadian Bank Bill + 0.100%) due 6/1/20(a)	101,600
430,179	CAD	2.260% (1-Month Canadian Bank Bill + 0.300%) due 7/1/20 - 8/1/20(a)	324,221

		Total CMHC	425,821

FNMA - 29.6%
		Federal National Mortgage Association (FNMA):
18,696,126		3.500% due 10/1/34 - 5/1/49	19,196,257
33,573		4.683% (1-Year CMT Index + 2.360%) due 11/1/34(a)	35,665
25,456		6.500% due 8/1/37	26,273
20,100,000		4.000% due 1/1/49 - 2/15/49(h)	20,884,267
1,898,300		3.000% due 2/1/49 - 10/1/49(h)	1,928,041

		Total FNMA	42,070,503

GNMA - 0.0%
2,972		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	3,218

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $42,411,531)	42,499,542

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.2%
400,000		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 2.608% (1-Month USD-LIBOR + 0.900%) due 8/25/35(a)	400,157
250,000	EUR	Adagio IV CLO Ltd., Series IV-A, Class A2R, 1.100% due 10/15/29(b)	275,171
341,360	GBP	Aggregator of Loans Backed by Assets PLC, Series 2015-1, Class A, 1.963% (1-Month GBP-LIBOR + 1.250%) due 4/24/49(a)	442,513
378,780	GBP	ALBA PLC, Series 2007-1, Class A3, 0.953% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(a)	468,392
629,840		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 2.188% (1-Month USD-LIBOR + 0.480%) due 5/25/35(a)	607,746
18,762		Banc of America Funding Trust, Series 2006-A, Class 1A1, 4.495% due 2/20/36(a)	18,833
249,673		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 2.927% (1-Month USD-LIBOR + 0.450%) due 3/25/37(a)(b)	248,621
		Bear Stearns Adjustable Rate Mortgage Trust:
3,607		Series 2003-5, Class 1A2, 4.187% due 8/25/33(a)	3,622
6,545		Series 2003-7, Class 6A, 4.225% due 10/25/33(a)	6,727
20,176		Series 2004-2, Class 22A, 4.798% due 5/25/34(a)	20,139
5,637		Series 2004-2, Class 23A, 3.440% due 5/25/34(a)	5,322
74,961		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 4.027% due 1/26/36(a)	65,007
250,000	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 0.650% (3-Month EURIBOR + 0.650%) due 10/3/29(a)(b)	274,736
250,000	EUR	Cairn CLO BV, Series 2016-7A, Class A1R, 0.670% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(b)	275,046
523,858		California Street CLO XII Ltd., Series 2013-12A, Class AR, 3.031% (3-Month USD-LIBOR + 1.030%) due 10/15/25(a)(b)	523,841
		Countrywide Alternative Loan Trust:
6,640		Series 2005-21CB, Class A3, 5.250% due 6/25/35	6,543

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.2% - (continued)
$ 24,767		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	$20,991
46,337		Series 2007-11T1, Class A12, 2.058% (1-Month USD-LIBOR + 0.350%) due 5/25/37(a)	20,706
32,091		Series 2007-7T2, Class A9, 6.000% due 4/25/37	21,735
		Countrywide Asset-Backed Certificates:
186,387		Series 2006-18, Class 2A2, 1.868% (1-Month USD-LIBOR + 0.160%) due 3/25/37(a)	185,827
400,000		Series 2007-9, Class 2A4, 1.958% (1-Month USD-LIBOR + 0.250%) due 2/25/36(a)	381,149
88,057		Series 2007-12, Class 1A1, 2.448% (1-Month USD-LIBOR + 0.740%) due 8/25/47(a)	87,606
733,115		Series 2007-13, Class 1A, 2.548% (1-Month USD-LIBOR + 0.840%) due 10/25/47(a)	735,732
338,639		Series 2007-SEA2, Class 1A1, 2.708% (1-Month USD-LIBOR + 1.000%) due 8/25/47(a)(b)	336,820
		Countrywide Home Loan Mortgage Pass-Through Trust:
2,840		Series 2004-12, Class 11A1, 3.923% due 8/25/34(a)	2,712
81,597		Series 2005-2, Class 1A1, 2.348% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	76,004
6,328		Series 2005-3, Class 2A1, 2.288% (1-Month USD-LIBOR + 0.580%) due 4/25/35(a)	6,027
76,838		Series 2005-9, Class 1A3, 2.168% (1-Month USD-LIBOR + 0.460%) due 5/25/35(a)	71,378
23,778		Series 2005-11, Class 3A1, 2.912% due 4/25/35(a)	22,000
22,609		Series 2005-HYB9, Class 3A2A, 3.711% (1-Year USD-LIBOR + 1.750%) due 2/20/36(a)	20,101
749,058		Series 2007-4, Class 1A47, 6.000% due 5/25/37	591,171
119,406		Series 2007-19, Class 2A1, 6.500% due 11/25/47	96,615
505,800		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 2.308% (1-Month USD-LIBOR + 0.600%) due 9/25/37(a)	496,872
36,630		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	16,958
400,000		Crown Point CLO 6 Ltd., Series 2018-6A, Class A1, 3.136% (3-Month USD-LIBOR + 1.170%) due 10/20/28(a)(b)	398,633
158,481		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	60,098
399,174		CSMC Trust, Series 2019-RPL9, Class A1, 3.319% due 10/27/59(a)(b)	400,051
616,406		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 2.458% (1-Month USD-LIBOR + 0.750%) due 10/25/47(a)	593,630
300,000	EUR	Dryden 46 Euro CLO 2016 BV, Series 2016-46A, Class A1R, 0.880% (3-Month EURIBOR + 0.880%) due 1/15/30(a)(b)	331,541
658,570		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 2.758% (1-Month USD-LIBOR + 1.050%) due 5/25/37(a)(b)	662,945
186,405	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.935% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(a)	234,111
390,845	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 1.735% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(a)	502,977
100,000		Evans Grove CLO Ltd., Series 2018-1A, Class A1, 2.834% (3-Month USD-LIBOR + 0.920%) due 5/28/28(a)(b)	99,352
		Federal Home Loan Mortgage Corp. (FHLMC):
26,097		Series T-35, Class A, 1.848% (1-Month USD-LIBOR + 0.140%) due 9/25/31(a)	25,854
36,831		Series T-62, Class 1A1, 3.526% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	37,331
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
29,895		Series 2391, Class FJ, 2.265% (1-Month USD-LIBOR + 0.500%) due 4/15/28(a)	29,800
47,950		Series 2614, Class SJ, 14.808% (19.663% - 1-Month USD-LIBOR x 2.75) due 5/15/33(k)	65,584
193,561		Series 4579, Class FD, 2.382% (1-Month USD-LIBOR + 0.350%) due 1/15/38(a)	192,211
193,561		Series 4579, Class SD, 2.305% due 1/15/38(a)(i)	13,457
6,378		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	7,273
		Federal National Mortgage Association (FNMA), REMICS:
6,391		Series 2003-34, Class A1, 6.000% due 4/25/43	7,273
13,263		Series 2006-48, Class TF, 2.108% (1-Month USD-LIBOR + 0.400%) due 6/25/36(a)	13,242
99,515		Series 2009-104, Class FA, 2.508% (1-Month USD-LIBOR + 0.800%) due 12/25/39(a)	101,236
45,002		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	50,404
247,902		Figueroa CLO Ltd., Series 2014-1A, Class AR, 2.901% (3-Month USD-LIBOR + 0.900%) due 1/15/27(a)(b)	247,846
214,755		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 2.068% (1-Month USD-LIBOR + 0.360%) due 10/25/35(a)	215,280
39,093		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.930% due 11/19/35(a)	37,829
416,285		Government National Mortgage Association (GNMA), Series 2016-H15, Class FA, 2.797% (1-Month USD-LIBOR + 0.800%) due 7/20/66(a)	419,014
		GSR Mortgage Loan Trust:
10,591		Series 2003-1, Class A2, 4.300% (1-Year CMT Index + 1.750%) due 3/25/33(a)	10,789
163,608		Series 2005-AR7, Class 2A1, 4.675% due 11/25/35(a)	165,198
		Harborview Mortgage Loan Trust:
19,936		Series 2005-2, Class 2A1A, 2.173% (1-Month USD-LIBOR + 0.440%) due 5/19/35(a)	19,388
45,060		Series 2005-3, Class 2A1A, 2.213% (1-Month USD-LIBOR + 0.480%) due 6/19/35(a)	45,546
93,480		Series 2006-SB1, Class A1A, 3.176% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	92,128

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.2% - (continued)
$ 108,208		Series 2007-1, Class 2A1A, 1.863% (1-Month USD-LIBOR + 0.130%) due 3/19/37(a)	$104,606
479,169	GBP	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.761% (Sterling Overnight Index Average + 1.050%) due 5/25/53(a)(b)	621,544
		JPMorgan Mortgage Trust:
3,788		Series 2003-A2, Class 3A1, 3.763% due 11/25/33(a)	3,929
1,788		Series 2005-A1, Class 6T1, 4.645% due 2/25/35(a)	1,812
51,482		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.453% due 7/27/37(a)(b)	51,979
527,231	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 0.920% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(a)	641,392
5,213		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 4.359% due 2/25/33(a)	5,238
400,000		Monarch Grove CLO, Series 2018-1A, Class A1, 2.820% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	398,431
393,056		New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	395,472
659,412	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 0.927% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(a)	815,173
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 2.248% (1-Month USD-LIBOR + 0.540%) due 5/25/36(a)	378,970
93,967		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 1.848% (1-Month USD-LIBOR + 0.140%) due 3/25/37(a)	86,372
175,050		RAAC Trust, Series 2007-SP3, Class A1, 2.908% (1-Month USD-LIBOR + 1.200%) due 9/25/47(a)	176,556
57,800		RALI Trust, Series 2007-QO2, Class A1, 1.858% (1-Month USD-LIBOR + 0.150%) due 2/25/47(a)	32,755
87,265	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(b)	66,754
		Residential Asset Securitization Trust:
17,543		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	12,127
45,876		Series 2006-R1, Class A2, 2.108% (1-Month USD-LIBOR + 0.400%) due 1/25/46(a)	19,992
163,503	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.931% (3-Month GBP-LIBOR + 1.150%) due 6/15/46(a)	211,982
253,400	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.941% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(a)	311,051
		RMAC Securities No 1 PLC:
245,421	GBP	Series 2006-NS1X, Class A2A, 0.933% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	303,227
462,860	GBP	Series 2006-NS3X, Class A2A, 0.933% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	567,852
		Soundview Home Loan Trust:
229,352		Series 2006-3, Class A3, 1.868% (1-Month USD-LIBOR + 0.160%) due 11/25/36(a)	226,599
1,300,000		Series 2006-3, Class A4, 1.958% (1-Month USD-LIBOR + 0.250%) due 11/25/36(a)	1,230,977
		Structured Adjustable Rate Mortgage Loan Trust:
6,142		Series 2004-1, Class 4A1, 4.434% due 2/25/34(a)	6,203
21,051		Series 2004-4, Class 3A2, 4.375% due 4/25/34(a)	22,002
36,286		Series 2004-19, Class 2A1, 3.726% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	35,600
		Structured Asset Mortgage Investments II Trust:
46,698		Series 2005-AR2, Class 2A1, 2.168% (1-Month USD-LIBOR + 0.460%) due 5/25/45(a)	46,792
59,395		Series 2005-AR8, Class A1A, 1.988% (1-Month USD-LIBOR + 0.280%) due 2/25/36(a)	57,593
42,687		Series 2006-AR5, Class 1A1, 1.918% (1-Month USD-LIBOR + 0.210%) due 5/25/36(a)	40,748
207,078		Series 2007-AR4, Class A3, 1.928% (1-Month USD-LIBOR + 0.220%) due 9/25/47(a)	204,326
92,963		Series 2007-AR6, Class A1, 3.826% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	92,414
61,453		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 1.988% (1-Month USD-LIBOR + 0.280%) due 1/25/36(a)(b)	57,035
400,000		Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 2.951% (3-Month USD-LIBOR + 0.950%) due 7/14/26(a)(b)	400,050
287,111		THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 2.881% (3-Month USD-LIBOR + 0.880%) due 1/15/26(a)(b)	287,204
300,000	EUR	Tikehau CLO II BV, Series 2A, Class AR, 0.880% (3-Month EUR-LIBOR + 0.880%) due 12/7/29(a)(b)	330,523
400,000	EUR	Toro European CLO 2 DAC, Series 2A, Class AR, 0.900% (3-Month EUR-LIBOR + 0.900%) due 10/15/30(a)(b)	441,904
600,000	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, (Sterling Overnight Average Index + 0.900%) due 7/20/45(a)(b)	773,244
1,400,000		Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900% due 10/25/59(a)(b)	1,417,589
400,000		Tralee CLO V Ltd., Series 2018-5A, Class A1, 3.076% (3-Month USD-LIBOR + 1.110%) due 10/20/28(a)(b)	397,616
400,000		Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 2.851% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	399,313
100,000		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 2.881% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	99,581
		WaMu Mortgage Pass-Through Certificates Trust:
11,460		Series 2002-AR9, Class 1A, 3.726% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	11,270
2,557		Series 2003-AR5, Class A7, 4.670% due 6/25/33(a)	2,646
190,626		Series 2003-AR9, Class 2A, 4.400% due 9/25/33(a)	196,815
257,916		Series 2004-AR1, Class A, 4.850% due 3/25/34(a)	264,968
36,522		Series 2005-AR13, Class A1A1, 1.998% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	36,089
41,345		Series 2006-AR10, Class 2A1, 3.874% due 9/25/36(a)	39,866

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.2% - (continued)
$ 73,837		Series 2006-AR13, Class 2A, 2.627% (11th District Cost of Funds Index + 1.500%) due 10/25/46(a)	$72,064
22,233		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 3.266% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	16,572
106,918		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 3.852% due 12/25/32(a)	110,234

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $24,779,259)	24,437,892

U.S. GOVERNMENT OBLIGATIONS - 8.4%
		U.S. Treasury Inflation Indexed Bonds:
1,730,045		2.375% due 1/15/25(c)	1,919,299
239,198		2.500% due 1/15/29(j)	288,239
156,197		3.875% due 4/15/29	208,560
220,354		1.375% due 2/15/44	264,804
416,516		1.000% due 2/15/48	469,960
		U.S. Treasury Inflation Indexed Notes:
211,170		0.125% due 4/15/22(j)	209,634
310,128		0.625% due 4/15/23	313,177
3,360,772		0.250% due 1/15/25(c)	3,369,811
1,873,800		0.500% due 1/15/28(c)	1,918,225
2,800,000		U.S. Treasury Notes, 2.875% due 4/30/25(c)	2,975,000

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $11,572,687)	11,936,709

ASSET-BACKED SECURITIES - 0.6%
Automobiles - 0.6%
400,000		Bank of The West Auto Trust, Series 2019-1, Class A2, 2.400% due 10/17/22(b)	400,891
400,000		Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(b)	408,101

		Total Automobiles	808,992

Student Loans - 0.0%
77,054		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.890% (3-Month USD-LIBOR + 0.950%) due 4/25/38(a)	77,038

		TOTAL ASSET-BACKED SECURITIES (Cost - $876,969)	886,030

SENIOR LOAN - 0.1%
196,500		CenturyLink Inc., 4.452% (1-Month USD-LIBOR + 2.750%) due 1/31/25 (Cost - $195,827)	196,718

MUNICIPAL BOND - 0.0%
United States - 0.0%
700,000		Tobacco Settlement Finance Authority, Revenue Bonds, Series B, zero coupon, due 6/1/47(g) (Cost - $50,739)	30,933

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $198,849,835)	204,366,114

Face Amount†
SHORT-TERM INVESTMENTS - 1.6%
TIME DEPOSITS - 1.6%
$ 1,791,974		Barclays Bank PLC - London, 0.920% due 12/2/19	1,791,974
		BBH - Grand Cayman:
315	DKK	(1.000)% due 12/2/19	46
129,463	SEK	(0.550)% due 12/2/19	13,519
1,694,173	JPY	(0.250)% due 12/2/19	15,485
102,014	AUD	0.320% due 12/2/19	69,008
49	NZD	0.350% due 12/2/19	31
806	SGD	0.650% due 12/2/19	589
40,295	NOK	0.670% due 12/2/19	4,369
27,635	CAD	0.830% due 12/2/19	20,806
72	HKD	0.970% due 12/2/19	9
60,300	ZAR	5.600% due 12/2/19	4,117
153,697	EUR	BNP Paribas - Paris, (0.670)% due 12/2/19	169,320
70,886	GBP	Citibank - London, 0.370% due 12/2/19	91,674

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,180,947)	2,180,947

		TOTAL INVESTMENTS IN SECURITIES (Cost - $201,030,782)	206,547,061

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $118,929)	132,227

		TOTAL INVESTMENTS - 145.4% (Cost - $201,149,711)	206,679,288

		Liabilities in Excess of Other Assets - (45.4)%	(64,487,484)

		TOTAL NET ASSETS - 100.0%	$142,191,804

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2019.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $44,851,845 and represents 31.5% of net assets.

(c)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(d)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is currently in default.
(g)	Illiquid security.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	Interest only security.
(j)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(k)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2019.

At November 30, 2019, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
International Fixed Income Fund	$201,149,711	$13,913,486	$(9,093,404)	$4,820,082

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	38.6%
Corporate Bonds & Notes	21.6
Mortgage-Backed Securities	20.6
Collateralized Mortgage Obligations	11.8
U.S. Government Obligations	5.8
Asset-Backed Securities	0.4
Senior Loan	0.1
Municipal Bond	0.0	*
Purchased Options	0.0	*
Short-Term Investments	1.1

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2019, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
640,000	6,501,956	NOK	OTC Euro versus Norwegian Krone, Put	HSBC	1/20/20	NOK	9.90	$863
640,000	6,501,956	NOK	OTC Euro versus Norwegian Krone, Put	BOA	1/23/20	NOK	9.87	737
600,000	$600,000		OTC U.S. Dollar versus Korean Won, Call	HSBC	2/20/20	KRW	1,195.00	3,923
600,000	600,000		OTC U.S. Dollar versus Korean Won, Call	HSBC	2/24/20	KRW	1,197.00	3,818
537,000	537,000		OTC U.S. Dollar versus Russian Ruble, Call	GSC	12/19/19	RUB	65.00	1,624

			Total Currency Options					$10,965

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
600,000	$11,441	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	8/19/20	$1.779%	$36,789
400,000	7,628	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	8/23/21	$1.758%	35,903
1,000,000	19,069	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BOA	9/15/21	$2.175%	47,580

		Total Interest Rate Swaptions				$120,272

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
18	2,578,140	EUR	Euro-BTP March Futures, Put	SOG	2/21/20	EUR	99.00	$199
69	7,726,275	EUR	Euro-Schatz March Futures, Call	DUB	2/21/20	EUR	114.00	380
20	2,239,500	EUR	Euro-Schatz March Futures, Call	SOG	2/21/20	EUR	114.10	110
1,500,000			OTC Not an option Empty field Futures, Put	JPM	1/7/20		$72.00	—
3,200,000			OTC Not an option Empty field Futures, Put	JPM	1/7/20		$73.00	—
13	1,683,297		U.S. Treasury 10-Year Note March Futures, Call	CITI	2/21/20		$145.00	13
4	517,938		U.S. Treasury 10-Year Note March Futures, Put	CITI	2/21/20		$117.50	4
16	1,903,375		U.S. Treasury 5-Year Note January Futures, Put	CITI	12/27/19		$111.50	16
34	4,044,672		U.S. Treasury 5-Year Note March Futures, Put	CITI	2/21/20		$111.00	266
2	376,250		U.S. Treasury Ultra Long Bond March Futures, Put	CITI	2/21/20		$125.00	2
11	1,448,480	GBP	United Kingdom Treasury 10-Year Gilt March Futures, Call	DUB	2/21/20	GBP	165.00	—

			Total Options on Futures					$990

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $118,929)					$132,227

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2019, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
500,000	$250,150		OTC Markit CDX North America Investment Grade Series 33 5-Year Index, Call	GSC	12/18/19	0.500%	$334
300,000	150,090		OTC Markit CDX North America Investment Grade Series 33 5-Year Index, Call	BNP	2/19/20	0.475%	237
600,000	300,180		OTC Markit CDX North America Investment Grade Series 33 5-Year Index, Put	BNP	1/15/20	0.900%	7
300,000	150,090		OTC Markit CDX North America Investment Grade Series 33 5-Year Index, Put	BNP	2/19/20	0.800%	74
300,000	123,609	EUR	OTC Markit iTraxx Europe Series 31 5-Year Index, Call	DUB	12/18/19	0.400%	161
300,000	123,609	EUR	OTC Markit iTraxx Europe Series 31 5-Year Index, Put	DUB	12/18/19	0.700%	2
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BOA	12/18/19	0.475%	151
300,000	143,832	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	DUB	1/15/20	0.475%	296
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	DUB	2/19/20	0.425%	75
500,000	239,720	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BNP	2/19/20	0.450%	372
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BNP	2/19/20	0.475%	265
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BCLY	2/19/20	0.475%	265
100,000	47,944	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BOA	2/19/20	0.475%	133
600,000	287,664	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BOA	3/18/20	0.425%	349
500,000	239,720	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BCLY	3/18/20	0.425%	290
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	JPM	3/18/20	0.425%	116
400,000	191,776	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	GSC	3/18/20	0.450%	417
400,000	191,776	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BNP	3/18/20	0.450%	417
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BOA	3/18/20	0.450%	209
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	JPM	3/18/20	0.450%	209
100,000	47,944	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BOA	3/18/20	0.450%	104
100,000	47,944	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	DUB	3/18/20	0.450%	104
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BOA	12/18/19	0.800%	1
300,000	143,832	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	DUB	1/15/20	0.800%	13
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	DUB	2/19/20	0.700%	89
700,000	335,608	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BNP	2/19/20	0.800%	179
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BCLY	2/19/20	0.800%	51
300,000	143,832	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BNP	2/19/20	0.900%	45
100,000	47,944	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BOA	2/19/20	0.900%	15
600,000	287,664	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BOA	3/18/20	0.700%	451
500,000	239,720	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BCLY	3/18/20	0.700%	376
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	JPM	3/18/20	0.700%	151
400,000	191,776	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	GSC	3/18/20	0.800%	186
300,000	143,832	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BNP	3/18/20	0.800%	139
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	JPM	3/18/20	0.800%	93
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BOA	3/18/20	0.800%	93
200,000	95,888	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	DUB	3/18/20	0.800%	93
100,000	47,944	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BOA	3/18/20	0.800%	46

			Total Credit Default Swaptions				$6,608

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
726,000	$ 726,000		OTC U.S. Dollar versus Brazilian Real, Put	GSC	12/12/19	BRL	3.88	$3
700,000	4,921,420	CNH	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call	HSBC	12/6/19	CNH	7.11	254
700,000	700,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	HSBC	12/6/19	CNH	7.00	672
600,000	600,000		OTC U.S. Dollar versus Korean Won, Put	HSBC	2/20/20	KRW	1,150.60	1,907
600,000	600,000		OTC U.S. Dollar versus Korean Won, Put	HSBC	2/24/20	KRW	1,156.35	2,726
537,000	34,532,322	RUB	OTC U.S. Dollar versus Russian Ruble, Call	GSC	12/19/19	RUB	66.55	312
537,000	537,000		OTC U.S. Dollar versus Russian Ruble, Put	GSC	12/19/19	RUB	63.60	710

			Total Currency Options					$6,584

Interest Rate Swaptions
Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate		Value
3,900,000	$74,368		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	BOA	2/25/20		$1.570%	$8,175
3,200,000	61,020		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	GSC	2/24/20		$1.540%	5,795
3,900,000	74,368		OTC 2-Year Swaption, 3-Month USD-LIBOR, Put	BOA	2/25/20		$1.570%	7,847
3,200,000	61,020		OTC 2-Year Swaption, 3-Month USD-LIBOR, Put	GSC	2/24/20		$1.540%	7,428
3,300,000	62,927		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	8/23/21		$1.448%	38,496
8,300,000	158,271		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	BOA	9/15/21		$1.880%	51,698
5,000,000	95,344		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	DUB	8/19/20		$1.456%	36,667
1,500,000	28,603		OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	GSC	12/11/19		$1.530%	1,652
1,500,000	28,603		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	GSC	12/11/19		$1.800%	108
150,000	596	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Call	DUB	12/13/19	EUR	0.000%	20
50,000	199	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Call	GSC	12/13/19	EUR	0.000%	7

			Total Interest Rate Swaptions					$157,893

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $174,755)					$171,085

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2019, International Fixed Income Fund held the following Reverse Repurchased Agreements:

Face Amounts†		Security	Value
		BNP Paribas SA:
306,269	EUR	(0.200)% due 2/27/20	$337,416
1,885,434	EUR	(0.170)% due 2/27/20	2,077,182
		Credit Suisse Securities (USA) LLC:
$1,505,625		1.950% due 1/16/20	1,505,625
2,486,644	GBP	1.030% due 2/12/20	3,216,225
1,972,702	EUR	(0.400)% due 2/27/20	2,173,326
1,562,053	EUR	(0.380)% due 2/27/20	1,720,913
1,442,517	EUR	(0.330)% due 2/27/20	1,589,221
		NatWest Markets Securities Inc.:
1,174,250		1.990% due 2/20/20	1,174,250
2,684,875		2.040% due 2/21/20	2,684,875
820,850	EUR	(0.300)% due 2/27/20	904,330
		Standard Chartered Bank:
2,982,000		1.870% due 1/29/20	2,982,000
1,738,000		1.880% due 2/28/20	1,738,000
		UBS AG:
3,766,851	EUR	(0.430)% due 2/27/20	4,149,939

		TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $26,333,628)	$26,253,302

For the period ended November 30, 2019, the average daily borrowing and interest rate under the reverse repurchase agreements were $20,530,705 and 0.963%, respectively.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Forward Sale Commitment

At November 30, 2019, International Fixed Income Fund held the following Forward Sale Commitment:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$100,000	3.500% due 12/1/33(a) (Proceeds — $103,590)	$103,625

(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2019, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond December Futures	54	12/19	$4,215,333	$4,231,872	$16,539
Australian Government 10-Year Bond December Futures	23	12/19	2,266,074	2,287,542	21,468
Euro-Bobl December Futures	27	12/19	4,060,756	3,995,469	(65,287)
Euro-BTP March Futures	64	3/20	10,184,181	10,103,206	(80,975)
Euro-Buxl 30-Year Bond December Futures	11	12/19	2,690,373	2,524,082	(166,291)
Japan Government 10-Year Bond December Futures	1	12/19	1,400,850	1,399,297	(1,553)
Short Euro-BTP March Futures	55	3/20	6,803,735	6,806,467	2,732
U.S. Treasury 5-Year Note March Futures	56	3/20	6,675,813	6,662,251	(13,562)

					(286,929)

Contracts to Sell:
Canada Government 10-Year Bond March Futures	29	3/20	3,066,346	3,058,757	7,589
Euro-Bund December Futures	1	12/19	188,710	188,468	242
Euro-Bund March Futures	54	3/20	10,316,186	10,296,245	19,941
Euro-OAT March Futures	1	3/20	182,111	181,880	231
Euro-Schatz Note March Futures	89	3/20	10,982,489	10,979,294	3,195
U.S. Treasury 10-Year Note March Futures	17	3/20	2,202,839	2,199,109	3,730
U.S. Treasury Ultra Long Bond March Futures	5	3/20	935,664	938,594	(2,930)
United Kingdom Treasury 10-Year Gilt March Futures	15	3/20	2,568,809	2,575,677	(6,868)

					25,130

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(261,799)

At November 30, 2019, International Fixed Income Fund had deposited cash of $575,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2019, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	310,000	USD	211,125	HSBC	$209,668	12/3/19	$(1,457)
Australian Dollar	1,051,000	USD	726,991	BOA	710,861	12/4/19	(16,130)
Australian Dollar	1,241,000	USD	845,691	BOA	839,372	12/4/19	(6,319)
Australian Dollar	310,000	USD	210,481	BOA	209,895	1/10/20	(586)
Brazilian Real	1,962,945	USD	464,712	DUB	463,161	12/3/19	(1,551)
Brazilian Real	4,118,008	USD	1,032,846	DUB	971,652	12/3/19	(61,194)
Brazilian Real	1,112,000	USD	278,000	GSC	262,379	12/3/19	(15,621)
Brazilian Real	850,945	USD	202,000	GSC	200,782	12/3/19	(1,218)
Brazilian Real	6,080,953	USD	1,439,228	DUB	1,432,454	1/3/20	(6,774)
Brazilian Real	2,324,460	USD	551,035	GSC	547,559	1/3/20	(3,476)
Brazilian Real	5,700,000	USD	1,494,651	GSC	1,342,715	1/3/20	(151,936)
British Pound	5,714,189	USD	7,387,844	BNP	7,390,733	12/3/19	2,889
British Pound	349,000	USD	452,718	BOA	451,397	12/3/19	(1,321)
British Pound	547,000	USD	707,817	GSC	707,490	12/3/19	(327)
British Pound	220,000	USD	283,188	BOA	284,555	12/4/19	1,367
Canadian Dollar	1,048,000	USD	791,474	JPM	789,157	12/3/19	(2,317)
Canadian Dollar	5,071,625	USD	3,809,042	UBS	3,818,995	12/3/19	9,953
Canadian Dollar	565,000	USD	424,410	BOA	425,452	12/4/19	1,042
Canadian Dollar	1,121,000	USD	847,951	UBS	844,127	12/4/19	(3,824)
Chilean Peso	203,238,400	USD	272,000	BNP	253,245	1/27/20	(18,755)
Chilean Peso	88,684,750	USD	119,000	GSC	110,506	1/27/20	(8,494)
Chilean Peso	112,600,700	USD	151,000	HSBC	140,306	1/27/20	(10,694)
Chinese Offshore Renminbi	3,182,469	USD	443,191	HSBC	451,230	3/18/20	8,039
Chinese Offshore Renminbi	1,911,559	USD	270,734	HSBC	271,033	3/18/20	299
Chinese Onshore Renminbi	5,146,500	USD	720,354	DUB	729,763	3/18/20	9,409
Chinese Onshore Renminbi	2,726,219	USD	386,906	HSBC	386,572	3/18/20	(334)
Colombian Peso	1,304,796,790	USD	378,751	BNP	370,529	12/23/19	(8,222)
Colombian Peso	615,795,780	USD	177,146	RBS	174,633	1/15/20	(2,513)
Danish Krone	2,715,000	USD	400,370	HSBC	401,434	1/2/20	1,064
Euro	89,000	USD	98,487	BCLY	98,051	12/3/19	(436)
Euro	152,000	USD	168,234	BNP	167,458	12/3/19	(776)
Euro	1,110,000	USD	1,240,442	BOA	1,222,888	12/3/19	(17,554)
Euro	959,000	USD	1,057,435	BOA	1,056,531	12/3/19	(904)
Euro	414,000	USD	455,467	BOA	456,104	12/3/19	637
Euro	25,687,765	USD	28,307,917	GSC	28,300,214	12/3/19	(7,703)
Euro	73,000	USD	81,031	JPM	80,424	12/3/19	(607)
Euro	1,300,000	USD	1,453,954	RBS	1,432,210	12/3/19	(21,744)
Euro	901,000	USD	1,008,126	SCB	992,632	12/3/19	(15,494)
Euro	3,770,000	USD	4,220,021	UBS	4,153,409	12/3/19	(66,612)
Euro	510,000	USD	561,690	BOA	561,901	12/4/19	211
Euro	6,000	USD	6,700	UBS	6,611	12/4/19	(89)
Hong Kong Dollar	5,074,490	USD	649,518	JPM	648,164	12/16/19	(1,354)
Hong Kong Dollar	1,602,000	USD	205,027	JPM	204,623	12/16/19	(404)
Hong Kong Dollar	1,669,000	USD	213,612	SCB	213,181	12/16/19	(431)
Hong Kong Dollar	7,591,492	USD	968,000	BCLY	968,654	9/3/20	654
Indian Rupee	11,644,560	USD	162,000	BNP	162,082	12/18/19	82
Indian Rupee	71,890	USD	1,000	BOA	1,001	12/18/19	1
Indian Rupee	10,044,426	USD	139,094	HSBC	139,809	12/18/19	715
Indian Rupee	4,812,945	USD	67,000	HSBC	66,992	12/18/19	(8)
Indian Rupee	89,156,700	USD	1,215,000	HSBC	1,224,543	4/27/20	9,543
Indian Rupee	88,825,230	USD	1,209,000	BNP	1,219,013	5/4/20	10,013
Indonesian Rupiah	788,648,000	USD	56,000	HSBC	55,832	12/18/19	(168)
Indonesian Rupiah	1,267,805,000	USD	89,000	JPM	89,754	12/18/19	754
Indonesian Rupiah	267,805,000	USD	19,000	JPM	18,959	12/18/19	(41)
Indonesian Rupiah	655,040,000	USD	46,000	JPM	46,374	12/18/19	374
Indonesian Rupiah	5,665,530,000	USD	398,000	SCB	401,092	12/18/19	3,092
Indonesian Rupiah	1,409,800,000	USD	100,000	SCB	99,807	12/18/19	(193)
Indonesian Rupiah	7,561,339,752	USD	520,323	SCB	535,305	12/18/19	14,982
Indonesian Rupiah	15,396,832,752	USD	1,077,154	DUB	1,080,086	3/18/20	2,932
Japanese Yen	30,000,000	USD	274,084	JPM	274,085	12/3/19	1
Japanese Yen	40,700,000	USD	375,880	JPM	371,843	12/3/19	(4,037)
Japanese Yen	2,465,615,991	USD	22,633,931	UBS	22,526,298	12/3/19	(107,633)
Japanese Yen	30,766,000	USD	282,367	BNP	281,098	12/4/19	(1,269)
Japanese Yen	15,445,000	USD	142,389	BNP	141,115	12/4/19	(1,274)
Japanese Yen	22,200,000	USD	203,263	BNP	203,485	1/10/20	222
Japanese Yen	30,000,000	USD	274,714	BOA	274,980	1/10/20	266
Korean Won	229,850,498	USD	198,000	BNP	194,535	12/4/19	(3,465)
Korean Won	1,160,980	USD	1,000	GSC	983	12/4/19	(17)
Korean Won	161,830,750	USD	139,000	BCLY	137,016	12/18/19	(1,984)
Korean Won	231,011,478	USD	199,359	BNP	195,589	12/18/19	(3,770)
Korean Won	54,724,450	USD	47,000	GSC	46,333	12/18/19	(667)
Korean Won	22,359,200	USD	19,000	HSBC	18,931	12/18/19	(69)
Korean Won	389,719,400	USD	331,000	HSBC	329,961	12/18/19	(1,039)
Korean Won	1,177,900	USD	1,000	HSBC	997	12/18/19	(3)
Korean Won	423,162,000	USD	360,000	HSBC	358,364	12/26/19	(1,636)
Mexican Peso	1,526,858	USD	78,000	GSC	77,985	12/10/19	(15)
Mexican Peso	1,526,858	USD	77,980	BOA	77,505	1/22/20	(475)
Mexican Peso	11,412,948	USD	567,907	JPM	579,332	1/22/20	11,425
Mexican Peso	5,849,000	USD	290,410	GSC	296,632	1/28/20	6,222
New Taiwan Dollar	5,687,960	USD	188,000	BNP	186,301	12/2/19	(1,699)
New Taiwan Dollar	17,947,842	USD	592,000	GSC	587,856	12/2/19	(4,144)
New Taiwan Dollar	23,635,802	USD	774,843	HSBC	774,158	12/2/19	(685)
New Taiwan Dollar	10,548,421	USD	346,202	DUB	345,734	12/18/19	(468)
New Taiwan Dollar	23,135,354	USD	754,037	DUB	758,283	12/18/19	4,246
New Taiwan Dollar	242,600	USD	8,000	HSBC	7,951	12/18/19	(49)
New Taiwan Dollar	23,635,802	USD	781,840	HSBC	774,685	12/18/19	(7,155)
New Taiwan Dollar	7,309,530	USD	241,000	HSBC	239,577	12/18/19	(1,423)
New Taiwan Dollar	3,223,460	USD	105,927	JPM	105,652	12/18/19	(275)
New Zealand Dollar	880,000	USD	563,360	HSBC	564,837	12/4/19	1,477
New Zealand Dollar	444,000	USD	282,602	SCB	284,987	12/4/19	2,385
New Zealand Dollar	226,000	USD	145,533	SCB	145,060	12/4/19	(473)
Norwegian Krone	1,295,000	USD	141,669	BNP	140,463	12/4/19	(1,206)
Norwegian Krone	1,286,000	USD	141,271	BOA	139,486	12/4/19	(1,785)
Peruvian Sol	797,835	USD	235,767	BNP	234,316	12/6/19	(1,451)
Peruvian Sol	502,200	USD	149,629	GSC	147,276	1/10/20	(2,353)
Russian Ruble	35,712,265	USD	527,889	SOG	554,003	12/16/19	26,114
Russian Ruble	21,794,100	USD	329,711	HSBC	336,393	1/24/20	6,682
Russian Ruble	14,492,042	USD	226,050	GSC	223,097	2/18/20	(2,953)
Singapore Dollar	1,203,000	USD	878,043	JPM	879,588	12/18/19	1,545
Singapore Dollar	499,000	USD	366,624	UBS	364,850	12/18/19	(1,774)
Singapore Dollar	309,000	USD	225,839	UBS	225,929	12/18/19	90
Swedish Krona	2,331,487	USD	242,962	BNP	243,467	12/3/19	505
Swedish Krona	2,784,921	USD	291,314	BNP	290,832	12/4/19	(482)
Swedish Krona	1,334,000	USD	138,853	BNP	139,311	12/4/19	458
Swedish Krona	2,669,000	USD	278,207	SCB	278,726	12/4/19	519
Swiss Franc	271,000	USD	272,117	BOA	271,018	12/4/19	(1,099)
Swiss Franc	152,000	USD	154,274	RBS	152,010	12/4/19	(2,264)

							(476,463)

Contracts to Sell:
Australian Dollar	310,000	USD	210,273	BOA	209,668	12/3/19	605
Australian Dollar	1,029,000	USD	705,241	BOA	695,982	12/4/19	9,259
Australian Dollar	227,000	USD	156,634	GSC	153,535	12/4/19	3,099
Australian Dollar	410,000	USD	277,674	SCB	277,311	12/4/19	363
Brazilian Real	6,080,953	USD	1,441,496	DUB	1,434,813	12/3/19	6,683
Brazilian Real	1,962,945	USD	464,712	GSC	463,160	12/3/19	1,552
Brazilian Real	726,696	USD	170,000	BNP	171,183	1/3/20	(1,183)
Brazilian Real	5,700,000	USD	1,438,123	GSC	1,342,715	1/3/20	95,408
Brazilian Real	5,900,000	USD	1,485,136	JPM	1,384,425	4/2/20	100,711
British Pound	123,000	USD	158,015	BCLY	159,088	12/3/19	(1,073)
British Pound	147,000	USD	189,986	BOA	190,130	12/3/19	(144)
British Pound	154,000	USD	199,499	BOA	199,184	12/3/19	315
British Pound	1,075,000	USD	1,380,143	BOA	1,390,405	12/3/19	(10,262)
British Pound	68,000	USD	87,660	JPM	87,951	12/3/19	(291)
British Pound	5,043,189	USD	6,490,917	SCB	6,522,861	12/3/19	(31,944)
British Pound	219,000	USD	284,177	UBS	283,262	12/4/19	915
British Pound	1,000	USD	1,290	UBS	1,293	12/4/19	(3)
British Pound	5,714,189	USD	7,399,590	BNP	7,403,017	1/10/20	(3,427)
Canadian Dollar	415,000	USD	315,114	BOA	312,500	12/3/19	2,614
Canadian Dollar	54,000	USD	41,005	HSBC	40,662	12/3/19	343
Canadian Dollar	997,000	USD	755,001	HSBC	750,753	12/3/19	4,248
Canadian Dollar	4,048,625	USD	3,100,735	JPM	3,048,664	12/3/19	52,071
Canadian Dollar	605,000	USD	460,310	JPM	455,572	12/3/19	4,738
Canadian Dollar	372,000	USD	281,440	BOA	280,121	12/4/19	1,319
Canadian Dollar	374,000	USD	284,370	HSBC	281,627	12/4/19	2,743
Canadian Dollar	188,000	USD	142,990	JPM	141,566	12/4/19	1,424
Canadian Dollar	5,071,625	USD	3,810,387	UBS	3,820,462	1/10/20	(10,075)
Chilean Peso	98,341,600	USD	135,578	BOA	122,538	1/27/20	13,040
Chilean Peso	306,954,160	USD	424,087	HSBC	382,480	1/27/20	41,607
Chinese Offshore Renminbi	11,962,016	USD	1,666,646	RBS	1,700,317	12/18/19	(33,671)
Chinese Offshore Renminbi	1,261,179	USD	175,054	DUB	178,818	3/18/20	(3,764)
Chinese Offshore Renminbi	1,899,000	USD	269,783	GSC	269,252	3/18/20	531
Chinese Offshore Renminbi	3,646,751	USD	505,580	HSBC	517,059	3/18/20	(11,479)
Chinese Offshore Renminbi	2,743,650	USD	390,000	HSBC	389,012	3/18/20	988
Chinese Offshore Renminbi	25,382,000	USD	3,552,337	JPM	3,598,819	3/18/20	(46,482)
Colombian Peso	755,631,000	USD	226,000	GSC	214,289	1/15/20	11,711
Danish Krone	1,080,000	USD	160,895	BNP	159,686	1/2/20	1,209
Danish Krone	40,441,466	USD	5,997,993	BOA	5,979,583	1/2/20	18,410
Danish Krone	2,160,000	USD	323,273	BOA	319,372	1/2/20	3,901
Danish Krone	2,155,000	USD	320,350	BOA	318,634	1/2/20	1,716
Danish Krone	1,765,000	USD	262,093	BOA	260,969	1/2/20	1,124
Danish Krone	2,450,000	USD	367,964	HSBC	362,252	1/2/20	5,712
Danish Krone	2,255,000	USD	335,853	JPM	333,419	1/2/20	2,434
Danish Krone	1,665,000	USD	247,053	JPM	246,184	1/2/20	869
Euro	180,000	USD	198,608	BNP	198,306	12/3/19	302
Euro	4,465,000	USD	4,974,050	BNP	4,919,091	12/3/19	54,959
Euro	303,000	USD	338,659	BOA	333,816	12/3/19	4,843
Euro	29,507,765	USD	32,767,812	GSC	32,508,709	12/3/19	259,103
Euro	388,609	USD	434,673	BNP	428,157	12/4/19	6,516
Euro	382,000	USD	423,916	HSBC	420,874	12/4/19	3,042
Euro	1,000	USD	1,105	UBS	1,102	12/4/19	3
Euro	25,687,765	USD	28,390,349	GSC	28,385,808	1/10/20	4,541
Euro	381,989	RON	1,858,000	UBS	423,848	3/16/20	2,340
Hong Kong Dollar	2,248,000	USD	287,412	BCLY	287,137	12/16/19	275
Hong Kong Dollar	2,185,000	USD	279,324	HSBC	279,090	12/16/19	234
Hong Kong Dollar	3,912,490	USD	500,485	HSBC	499,742	12/16/19	743
Hong Kong Dollar	691,460	USD	88,000	BNP	88,228	9/3/20	(228)
Hong Kong Dollar	6,986,651	USD	889,000	SCB	891,478	9/3/20	(2,478)
Indian Rupee	14,787,941	USD	203,000	BCLY	205,835	12/18/19	(2,835)
Indian Rupee	3,781,180	USD	52,000	SCB	52,631	12/18/19	(631)
Indian Rupee	8,004,700	USD	110,000	UBS	111,418	12/18/19	(1,418)
Indian Rupee	89,156,700	USD	1,228,985	BCLY	1,224,543	4/27/20	4,442
Indian Rupee	44,451,230	USD	618,642	BNP	610,037	5/4/20	8,605
Indian Rupee	44,374,000	USD	615,792	JPM	608,976	5/4/20	6,816
Indonesian Rupiah	15,396,832,752	USD	1,088,885	DUB	1,090,020	12/18/19	(1,135)
Indonesian Rupiah	2,219,135,000	USD	156,310	HSBC	157,104	12/18/19	(794)
Israeli New Shekel	253,000	USD	72,126	BOA	72,837	12/16/19	(711)
Japanese Yen	2,506,315,991	USD	23,056,867	BOA	22,898,141	12/3/19	158,726
Japanese Yen	30,820,000	USD	284,226	BNP	281,591	12/4/19	2,635
Japanese Yen	30,816,000	USD	283,027	BNP	281,554	12/4/19	1,473
Japanese Yen	2,465,615,991	USD	22,703,646	UBS	22,599,868	1/10/20	103,778
Korean Won	231,011,478	USD	199,296	BNP	195,518	12/4/19	3,778
Korean Won	861,809,589	USD	723,419	BNP	729,662	12/18/19	(6,243)
Korean Won	219,837,200	USD	187,000	DUB	186,174	12/26/19	826
Korean Won	203,326,900	USD	173,000	HSBC	172,192	12/26/19	808
Mexican Peso	1,526,858	USD	78,482	BOA	77,986	12/10/19	496
New Taiwan Dollar	5,687,960	USD	186,466	BNP	186,301	12/2/19	165
New Taiwan Dollar	17,947,842	USD	588,377	GSC	587,857	12/2/19	520
New Taiwan Dollar	23,635,802	USD	780,214	HSBC	774,157	12/2/19	6,057
New Taiwan Dollar	45,309,146	USD	1,456,652	BNP	1,485,049	12/18/19	(28,397)
New Taiwan Dollar	7,276,373	USD	237,294	GSC	238,490	12/18/19	(1,196)
New Taiwan Dollar	15,509,648	USD	507,382	HSBC	508,343	12/18/19	(961)
New Taiwan Dollar	10,548,421	USD	349,216	DUB	347,198	3/18/20	2,018
New Zealand Dollar	8,000	USD	5,153	BCLY	5,134	12/3/19	19
New Zealand Dollar	227,000	USD	145,634	HSBC	145,702	12/4/19	(68)
New Zealand Dollar	884,000	USD	565,900	UBS	567,405	12/4/19	(1,505)
Norwegian Krone	3,873,000	USD	421,308	JPM	420,085	12/4/19	1,223
Norwegian Krone	1,297,000	USD	142,093	JPM	140,679	12/4/19	1,414
Peruvian Sol	797,835	USD	236,221	BNP	234,317	12/6/19	1,904
Peruvian Sol	1,436,812	USD	428,733	GSC	421,723	12/20/19	7,010
Peruvian Sol	511,855	USD	152,538	JPM	150,080	1/15/20	2,458
Peruvian Sol	797,835	USD	235,141	BNP	233,706	2/10/20	1,435
Polish Zloty	1,569,000	USD	408,430	JPM	400,522	2/10/20	7,908
Polish Zloty	1,075,000	USD	280,445	JPM	274,417	2/10/20	6,028
Polish Zloty	284,000	USD	72,476	UBS	72,497	2/10/20	(21)
Romanian New Leu	751,164	EUR	151,269	BNP	172,302	3/16/20	(4,457)
Romanian New Leu	861,670	EUR	173,731	BOA	197,650	3/16/20	(4,881)
Romanian New Leu	264,467	EUR	54,522	GSC	60,664	3/16/20	(167)
Singapore Dollar	2,005,022	USD	1,453,199	BNP	1,465,995	12/18/19	(12,796)
Swedish Krona	2,331,487	USD	240,042	UBS	243,467	12/3/19	(3,425)
Swedish Krona	1,348,000	USD	139,004	BNP	140,773	12/4/19	(1,769)
Swedish Krona	4,073,000	USD	422,357	UBS	425,348	12/4/19	(2,991)
Swedish Krona	2,331,487	USD	243,584	BNP	244,107	1/10/20	(523)
Swiss Franc	554,000	USD	561,548	BNP	554,038	12/4/19	7,510
Swiss Franc	142,000	USD	143,026	BNP	142,010	12/4/19	1,016
Swiss Franc	713,000	USD	723,248	BOA	713,048	12/4/19	10,200

							844,403

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							367,940

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2019, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Depreciation
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.150%	PAM*	12/20/19	GSC	USD	300,000	$(1,827)	$503	$(2,330)
iBoxx Investment Grade Index	3-Month USD-LIBOR	2.962%	PAM*	3/20/20	BCLY	USD	900,000	(63,195)	5,463	(68,658)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.155%	PAM*	3/20/20	GSC	USD	300,000	(1,395)	521	(1,916)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.156%	PAM*	3/20/20	GSC	USD	400,000	(1,732)	814	(2,546)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.153%	PAM*	3/20/20	GSC	USD	400,000	(2,116)	814	(2,930)

								$(70,265)	$8,115	$(78,380)

*	PAM - paid at maturity.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2019, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation
Pay	Israeli Shekel 3-Month Rate	1.775%	4/25/29	JPM	ILS	1,000,000	$29,270	$217	$29,053
Pay	Israeli Shekel 3-Month Rate	1.779%	4/30/29	GSC	ILS	800,000	23,465	—	23,465
Pay	Israeli Shekel 3-Month Rate	1.780%	4/22/29	GSC	ILS	500,000	14,719	—	14,719
Pay	Israeli Shekel 3-Month Rate	1.786%	5/1/29	BNP	ILS	500,000	14,757	—	14,757

							$82,211	$217	$81,994

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2019, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	BRL-CDI-Compounded	0.000%	1/2/20	PAM*	BRL	100,000	$(111)	$(1)	$(110)
Receive	U.S. Federal Funds Effective Rate Index	2.684%	4/30/25	12-Month	USD	1,000,000	(73,564)	(32)	(73,532)
Receive	U.S. Federal Funds Effective Rate Index	2.696%	4/30/25	12-Month	USD	300,000	(22,276)	—	(22,276)
Receive	U.S. Federal Funds Effective Rate Index	2.710%	4/30/25	12-Month	USD	300,000	(22,522)	—	(22,522)
Pay	28-Day MXN TIIE Banxico	5.825%	1/12/23	28-Day	MXN	6,800,000	(11,500)	2,273	(13,773)
Pay	28-Day MXN TIIE Banxico	7.317%	3/23/22	28-Day	MXN	2,100,000	1,022	—	1,022
Pay	28-Day MXN TIIE Banxico	7.740%	2/22/27	28-Day	MXN	15,800,000	43,716	(2,879)	46,595
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month	CAD	700,000	(9,907)	135	(10,042)
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month	CAD	2,500,000	(3,349)	40,105	(43,454)
Pay	3-Month Canadian Bank Bill	2.500%	6/19/29	6-Month	CAD	2,500,000	103,341	32,961	70,380
Pay	3-Month SEK-STIBOR	0.500%	6/19/24	12-Month	SEK	4,800,000	5,713	10,994	(5,281)
Receive	3-Month USD-LIBOR	1.298%	8/25/24	6-Month	USD	1,400,000	9,985	—	9,985
Receive	3-Month USD-LIBOR	1.305%	8/21/23	6-Month	USD	2,000,000	12,492	—	12,492
Receive	3-Month USD-LIBOR	1.360%	9/17/24	6-Month	USD	2,350,000	13,210	—	13,210
Receive	3-Month USD-LIBOR	1.500%	12/18/24	6-Month	USD	200,000	851	420	431
Receive	3-Month USD-LIBOR	1.500%	12/18/29	6-Month	USD	1,000,000	18,967	19,186	(219)
Receive	3-Month USD-LIBOR	1.500%	12/18/29	6-Month	USD	100,000	1,986	1,615	371
Pay	3-Month USD-LIBOR	1.600%	12/3/24	6-Month	USD	900,000	442	—	442
Receive	3-Month USD-LIBOR	1.625%	1/6/30	6-Month	USD	4,500,000	36,934	(80,514)	117,448
Receive	3-Month USD-LIBOR	1.625%	1/16/50	6-Month	USD	100,000	6,210	(1,423)	7,633
Receive	3-Month USD-LIBOR	1.625%	2/3/50	6-Month	USD	300,000	18,605	(819)	19,424
Receive	3-Month USD-LIBOR	1.750%	6/20/20	6-Month	USD	27,400,000	90,072	513,968	(423,896)
Pay	3-Month USD-LIBOR	1.750%	12/18/49	6-Month	USD	400,000	(11,950)	(6,669)	(5,281)
Pay	3-Month USD-LIBOR	1.854%	5/15/45	6-Month	USD	800,000	(5,063)	—	(5,063)
Pay	3-Month USD-LIBOR	1.855%	5/15/45	6-Month	USD	500,000	(3,038)	—	(3,038)
Pay	3-Month USD-LIBOR	1.855%	5/15/45	6-Month	USD	300,000	(1,797)	—	(1,797)
Pay	3-Month USD-LIBOR	1.857%	5/15/45	6-Month	USD	400,000	(2,237)	—	(2,237)
Receive	3-Month USD-LIBOR	2.000%	12/20/19	6-Month	USD	8,200,000	16,677	(573)	17,250
Receive	3-Month USD-LIBOR	2.000%	1/15/30	6-Month	USD	2,600,000	(71,528)	(12,276)	(59,252)
Receive	3-Month USD-LIBOR	2.000%	3/20/50	6-Month	USD	800,000	(21,320)	(2,383)	(18,937)
Receive	3-Month USD-LIBOR	2.250%	12/16/22	6-Month	USD	1,300,000	(25,255)	(7,313)	(17,942)
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	3,700,000	(172,233)	210,041	(382,274)
Receive	3-Month USD-LIBOR	2.250%	12/11/49	6-Month	USD	900,000	(77,310)	(3,337)	(73,973)
Receive	3-Month USD-LIBOR	2.250%	3/12/50	6-Month	USD	500,000	(42,858)	(1,246)	(41,612)
Receive	3-Month USD-LIBOR	2.500%	12/18/21	6-Month	USD	3,200,000	(56,051)	(44,487)	(11,564)
Receive	3-Month USD-LIBOR	2.500%	12/18/24	6-Month	USD	6,000,000	(263,317)	(326,249)	62,932
Pay	3-Month USD-LIBOR	2.750%	12/19/20	6-Month	USD	3,700,000	45,629	(11,349)	56,978
Pay	3-Month ZAR-SAJIBOR	7.250%	6/20/23	3-Month	ZAR	14,000,000	11,365	(14,709)	26,074
Pay	3-Month ZAR-SAJIBOR	8.500%	3/15/27	3-Month	ZAR	5,200,000	22,649	(349)	22,998
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	3-Month	ZAR	15,700,000	35,713	1,570	34,143
Receive	6-Month EURIBOR	(0.500)%	3/18/22	12-Month	EUR	3,700,000	14,480	4,978	9,502
Pay	6-Month EURIBOR	(0.500)%	3/18/25	6-Month	EUR	13,500,000	(228,580)	(127,859)	(100,721)
Pay	6-Month EURIBOR	(0.150)%	3/18/30	12-Month	EUR	2,700,000	(73,702)	(81,042)	7,340
Receive	6-Month EURIBOR	0.250%	3/18/50	12-Month	EUR	850,000	61,492	49,318	12,174
Receive	6-Month EURIBOR	0.000%	12/18/21	12-Month	EUR	3,300,000	(24,216)	(27,581)	3,365
Pay	6-Month EURIBOR	0.000%	12/18/24	12-Month	EUR	500,000	6,025	(4,489)	10,514
Pay	6-Month EURIBOR	1.310%	6/19/29	12-Month	EUR	900,000	51,420	28,930	22,490
Pay	6-Month GBP-LIBOR	0.750%	3/18/22	6-Month	GBP	1,400,000	(436)	(1,632)	1,196
Receive	6-Month GBP-LIBOR	0.750%	3/18/30	6-Month	GBP	1,800,000	38,128	10,303	27,825
Pay	6-Month GBP-LIBOR	0.750%	3/18/50	6-Month	GBP	400,000	(36,399)	(8,763)	(27,636)
Pay	6-Month GBP-LIBOR	1.000%	12/18/24	6-Month	GBP	6,500,000	72,509	26,421	46,088
Receive	6-Month GBP-LIBOR	1.000%	12/18/29	6-Month	GBP	300,000	(3,225)	(24,552)	21,327
Pay	6-Month GBP-LIBOR	1.250%	12/18/49	6-Month	GBP	300,000	24,891	6,366	18,525
Pay	6-Month JPY-LIBOR	0.200%	6/19/29	6-Month	JPY	340,000,000	48,218	57,118	(8,900)
Receive	6-Month JPY-LIBOR	0.400%	6/19/39	6-Month	JPY	80,000,000	(21,177)	1,430	(22,607)
Receive	6-Month JPY-LIBOR	0.500%	6/19/49	6-Month	JPY	40,000,000	(14,770)	(16,224)	1,454

							$(486,949)	$209,382	$(696,331)

*	PAM - paid at maturity.

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
1-Month USD-LIBOR + 0.088%	3-Month USD-LIBOR	5/23/29	USD	1,000,000	$631	$—	$631
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	2,326	—	2,326
1-Month USD-LIBOR + 0.105%	3-Month USD-LIBOR	9/27/24	USD	1,700,000	(275)	—	(275)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD	1,900,000	2,369	—	2,369
1-Month USD-LIBOR + 0.102%	3-Month USD-LIBOR	10/4/24	USD	2,600,000	(263)	—	(263)
1-Month USD-LIBOR + 0.086%	3-Month USD-LIBOR	4/12/23	USD	3,100,000	699	—	699
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	1,033	—	1,033
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	4/26/22	USD	6,700,000	1,026	—	1,026
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	10,273	(555)	10,828
1-Month USD-LIBOR + 0.091%	3-Month USD-LIBOR	3/18/22	USD	32,200,000	2,926	(854)	3,780

					$20,745	$(1409)	$22,154

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2019, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International, A+	(1.000)%	6/20/23	3-Month	BCLY	0.229%	USD	200,000	$(5,778)	$(3,815)	$(1,963)
China Government International, A+	(1.000)%	6/20/23	3-Month	GSC	0.229%	USD	500,000	(14,444)	(9,654)	(4,790)
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BCLY	0.092%	USD	400,000	(10,002)	(14,121)	4,119
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BNP	0.092%	USD	700,000	(17,505)	(25,057)	7,552
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BOA	0.092%	USD	200,000	(5,001)	(6,913)	1,912
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	GSC	0.092%	USD	500,000	(12,503)	(17,653)	5,150
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	HSBC	0.092%	USD	300,000	(7,502)	(10,159)	2,657
Markit iTraxx Europe Sub Financials Series 27 5-Year Index	(1.000)%	6/20/22	3-Month	BNP	0.559%	EUR	700,000	(10,354)	36,666	(47,020)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BCLY	0.183%	USD	600,000	(18,311)	(15,056)	(3,255)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BNP	0.183%	USD	400,000	(12,208)	(9,884)	(2,324)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	HSBC	0.183%	USD	200,000	(6,104)	(4,989)	(1,115)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	JPM	0.183%	USD	400,000	(12,207)	(9,580)	(2,627)

								$(131,919)	$(90,215)	$(41,704)

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/19 (2)	Notional Amount (3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
South Africa Government, BB	1.000%	6/20/23	3-Month	JPM	1.463%	USD	100,000	$(1,376)	$(4,998)	$3,622
South Africa Government, BB	1.000%	6/20/24	3-Month	GSC	1.739%	USD	200,000	(5,931)	(8,851)	2,920

								$(7,307)	$(13,849)	$6,542

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Basf Se, A	(1.000%)	12/20/20	3-Month	0.067%	EUR	100,000	$(1,614)	$(2,908)	$1,294
Markit CDX North America Investment Grade Series 32 10-Year Index	(1.000%)	6/20/29	3-Month	0.935%	USD	1,700,000	(32,899)	(387)	(32,512)
Markit CDX North America Investment Grade Series 33 10-Year Index	(1.000%)	12/20/29	3-Month	0.975%	USD	8,300,000	(33,555)	20,144	(53,699)
Markit iTraxx Europe Series 31 10-Year Index	(1.000%)	6/20/29	3-Month	0.869%	EUR	13,400,000	(209,370)	(87,474)	(121,896)
Reynolds American Inc., BBB+	(1.000%)	12/20/20	3-Month	0.077%	USD	500,000	(5,973)	(14,732)	8,759
United Utilities PLC, BBB	(1.000%)	12/20/20	3-Month	0.094%	EUR	200,000	(3,150)	(3,440)	290

							$(286,561)	$(88,797)	$(197,764)

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG, A	1.000%	12/20/20	3-Month	0.136%	EUR	100,000	$1,537	$1,651	$(114)
Deutsche Bank AG, BBB-	1.000%	12/20/19	3-Month	0.318%	EUR	100,000	546	257	289
Markit iTraxx Europe Series 32 5-Year Index	5.000%	12/20/24	3-Month	2.208%	EUR	300,000	46,824	44,352	2,472
Marks & Spencer PLC, BBB-	1.000%	6/20/23	3-Month	1.238%	EUR	200,000	(766)	(6,000)	5,234
Ryder System Inc., BBB+	1.000%	6/20/22	3-Month	0.337%	USD	100,000	1,881	1,866	15
Shell International Finance BV, AA-	1.000%	12/20/26	3-Month	0.367%	EUR	200,000	11,131	(5,907)	17,038

							$61,153	$36,219	$24,934

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2019, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/2029	GSC	USD	1,449,000	EUR	2,100,000	$(24,245)	$(3,920)	$(20,325)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EUR-LIBOR plus 0.181% based on the notional amount of currency delivered	2/18/2030	GSC	USD	550,000	EUR	500,000	(592)	125	(717)

								$(24,837)	$(3,795)	$(21,042)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amount to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At November 30, 2019, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,402,000 for open centrally cleared swap contracts.

At November 30, 2019, International Fixed Income Fund had cash collateral from brokers in the amount of $165,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Renminbi
CNY	—	China Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
CITI	—	Citigroup Global Markets Inc.
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
RBS	—	Royal Bank of Scotland PLC
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 94.5%
Arizona - 4.7%
$2,815,000	A+	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., AMT, 5.000% due 6/1/49(a)(b)	$3,225,202
250,000	NR	Industrial Development Authority of the County of Pima (The), Facility American Leadership Academy, 4.750% due 6/15/37(c)	256,837
500,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(c)	533,950

		Total Arizona	4,015,989

California - 7.1%
500,000	CCC-	California County Tobacco Securitization Agency, Revenue Bonds, Asset-Backed Gold Country Funding Corp., 5.250% due 6/1/46	500,060
1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Pre-refunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(d)	1,296,170
1,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, Pre-refunded 8/01/23 @ 100, 5.000% due 8/1/35(d)	1,146,150
		Golden State Tobacco Securitization Corp., Revenue Bonds:
290,000	NR	Series A1, 5.000% due 6/1/47	298,384
35,000	NR	Series A2, 5.000% due 6/1/47	36,012
1,000,000	A3(e)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	1,049,610
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,675,920

		Total California	6,002,306

Colorado - 8.7%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(b)	909,248
1,435,000	AA+	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,612,495
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,666,770
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,118,340
2,000,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,093,960

		Total Colorado	7,400,813

Connecticut - 1.0%
790,000	AAA	Connecticut Housing Finance Authority, AMT, Series B2, 2.300% due 11/15/23(b)	805,429

District of Columbia - 2.8%
1,500,000	AAA	District of Columbia, Income Tax Revenue, Revenue Bonds, Series A, 5.000% due 12/1/28	1,610,835
700,000	AA-	Metropolitan Washington Airports Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(b)	767,914

		Total District of Columbia	2,378,749

Florida - 8.1%
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,684,214
1,500,000	AA-	City of Gainesville, FL, Utilities System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/29	1,882,950
100,000	NR	Florida Development Finance Corp., Revenue Bonds, AMT, Waste Pro USA Inc. Project, 5.000% due 5/1/29(b)(c)	110,044
1,090,000	A1(e)	Florida Municipal Power Agency, Revenue Bonds, Stanton II Project, Series A, 5.000% due 10/1/24	1,199,338
125,000	NR	Harbor Bay Community Development District, Special Assessment, Area One, Series A2, 3.100% due 5/1/24	124,335
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	286,003
1,000,000	AA	Orlando Utilities Commission, Utility System Revenue Bonds, 2018 Project, Series A, 5.000% due 10/1/33	1,238,120
255,000	NR	Southern Groves Community Development District No. 5, Special Assessment, 2.875% due 5/1/24	254,314
100,000	NR	Westside Community Development District, Special Assessment, 3.500% due 5/1/24(c)	99,998

		Total Florida	6,879,316

Georgia - 3.4%
2,610,000	Aa1(e)	Main Street Natural Gas Inc., Revenue Bonds, Series B, 4.000% due 8/1/49(a)	2,908,636

Illinois - 3.9%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA	Advocate Health Care, 4.000% due 6/1/47	1,272,050
600,000	A	DePaul University, 5.000% due 10/1/36	708,540
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,285,810

		Total Illinois	3,266,400

Indiana - 1.4%
1,000,000	A+	Indiana Municipal Power Agency, Power Supply, Revenue Bonds, Series C, 5.000% due 1/1/37	1,184,150

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
Iowa - 1.4%
$1,000,000	A3(e)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(a)	$1,186,880

Louisiana - 0.7%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
250,000	A-	5.000% due 1/1/37(b)	291,220
250,000	A-	5.000% due 1/1/38(b)	290,490

		Total Louisiana	581,710

Maryland - 1.0%
		City of Baltimore, MD, Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.600% due 6/1/21(c)	200,146
200,000	NR	Series A, 2.750% due 6/1/24(c)	200,420
125,000	NR	Series A, 2.800% due 6/1/25(c)	125,316
135,000	NR	Series A, 2.850% due 6/1/26(c)	135,398
160,000	NR	Series B, 3.000% due 6/1/24(c)	160,234

		Total Maryland	821,514

Massachusetts - 2.4%
320,000	NR	Collegiate Charter School of Lowell, Revenue Bonds, 4.000% due 6/15/24	337,024
1,000,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,197,010
500,000	A	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, 4.000% due 9/1/49	517,795

		Total Massachusetts	2,051,829

Minnesota - 3.7%
65,000	A2(e)	City of St Cloud, MN, Revenue Bonds, Centracare Health System, 5.000% due 5/1/48	78,694
2,940,000	AA+	Minnesota Housing Finance Agency, Revenue Bonds, Non-Ace Residential Housing Finance Bonds, Series C, 3.600% due 7/1/31	3,051,426

		Total Minnesota	3,130,120

Nevada - 1.6%
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,388,951

New Hampshire - 1.2%
1,000,000	B	New Hampshire Business Finance Authority, Revenue Bonds, Casella Waste Systems Inc., 2.950% due 4/1/29(b)(c)	997,550

New Jersey - 3.8%
1,340,000	A3(e)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,508,532
215,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, 5.125% due 11/1/29(c)	235,720
1,250,000	A+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Highway Reimbursement, 5.000% due 6/15/30	1,456,312

		Total New Jersey	3,200,564

New Mexico - 1.4%
1,000,000	BBB+	City of Farmington, NM, Revenue Bonds, Public Service Company of New Mexico, 1.875% due 4/1/33(a)	1,003,190
		City of Santa Fe, NM, Revenue Bonds, El Castillo Retirement Project:
100,000	BB+(f)	2.250% due 5/15/24	100,113
100,000	BB+(f)	2.625% due 5/15/25	100,122

		Total New Mexico	1,203,425

New York - 3.3%
1,170,000	AA	New York City Trust for Cultural Resources, Revenue Bonds, Juilliard School, Series A, 5.000% due 1/1/33	1,493,201
1,000,000	AA+	New York State Dormitory Authority, Revenue Bonds, Bidding Group, Series B, 5.000% due 2/15/43	1,197,580
140,000	WD(f)	Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Asset-Backed Bonds, 5.000% due 5/15/21	145,726

		Total New York	2,836,507

Ohio - 0.7%
600,000	BB+	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series A, 2.875% due 2/1/26	609,318

Oregon - 1.7%
1,330,000	Aa2(e)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,459,369

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
Puerto Rico - 1.3%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
$334,000	NR	Series A1, zero coupon, due 7/1/24	$292,868
570,000	NR	Series A1, 4.750% due 7/1/53	589,865
216,000	NR	Series A2, 4.784% due 7/1/58	222,795

		Total Puerto Rico	1,105,528

South Carolina - 8.6%
1,535,000	Aa3(e)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,799,434
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,501,100
2,985,000	Aa3(e)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Remarketing, 1.644% (1-Month USD-LIBOR + 0.450%) due 10/1/31(a)	2,989,478

		Total South Carolina	7,290,012

Tennessee - 1.3%
1,005,000	Aa2(e)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,060,717

Texas - 9.3%
1,000,000	A1(e)	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Series C, 5.000% due 7/1/26(b)	1,211,570
295,000	A	Lower Colorado River Authority, Revenue Bonds, LCRA Transmission Services Corp. Project, 4.000% due 5/15/36	307,346
505,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(c)	509,141
1,000,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/28	1,281,500
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,165,760
1,250,000	AA	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,473,250
1,575,000	AAA	Texas Transportation Commission State Highway Fund, Revenue Bonds, 5.250% due 4/1/26	1,944,006

		Total Texas	7,892,573

Utah - 3.4%
500,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	608,820
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, Pre-refunded 6/01/23 @ 100, 5.000% due 12/1/44(d)	2,266,680

		Total Utah	2,875,500

Washington - 1.6%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,253,460
100,000	BB(f)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	111,564

		Total Washington	1,365,024

Wisconsin - 4.2%
1,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, 5.000% due 7/1/20	1,533,675
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,371,461
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	610,790

		Total Wisconsin	3,515,926

Wyoming - 0.8%
680,000	A	County of Laramie, WY, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.000% due 5/1/37	710,532

		TOTAL MUNICIPAL BONDS (Cost - $75,755,239)	80,125,337

Shares/Units
CLOSED END MUTUAL FUND SECURITY - 4.1%
United States- 4.1%
30,100		iShares ® National Muni Bond ETF, Common Class (Cost - $3,340,729)	3,432,905

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $79,095,968)	83,558,242

Face Amount
SHORT-TERM INVESTMENTS - 0.7%
TIME DEPOSITS - 0.7%
$508,996		ANZ National Bank - London, 0.920% due 12/2/19	508,996
71,524		Citibank - New York, 0.920% due 12/2/19	71,524

		TOTAL SHORT-TERM INVESTMENTS (Cost - $580,520)	580,520

		TOTAL INVESTMENTS - 99.3% (Cost - $79,676,488)	84,138,762

		Other Assets in Excess of Liabilities - 0.7%	622,643

		TOTAL NET ASSETS - 100.0%	$84,761,405

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2019.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $3,676,318 and represents 4.3% of net assets.

(d)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)	Rating by Moody’s Investors Service. All ratings are unaudited.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.

At November 30, 2019, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal Bond Fund	$79,676,488	$4,485,438	$(2,852)	$4,482,586

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Abbreviations used in this schedule:

AMBAC	—	American Bond Assurance Corporation
ETF	—	Exchange-Traded Fund
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed
SCH BD GTY	—	School Bond Guaranty

See pages 249-251 for definitions of ratings.

Summary of Investments by Industry^
General Obligation	14.0%
Health Care Providers & Services	12.8
Transportation	12.2
Higher Education	9.0
School District	7.9
Development	7.4
Utilities	6.2
Airport	6.1
Water and Sewer	5.1
Single Family Housing	4.9
Capital Markets	4.1
Power	3.7
Education	2.2
Pollution	1.2
Tobacco Settlement	1.2
Multi Family Housing	0.9
Nursing Homes	0.4
Short-Term Investments	0.7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

At November 30, 2019, Municipal Bond Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Note March Futures	50	3/20	$6,488,281	$6,467,969	$20,312

At November 30, 2019, Municipal Bond Fund had deposited cash of $59,000 with a broker or brokers as margin collateral on an open exchange-traded futures contract.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 104.1%
		U.S. Treasury Inflation Indexed Bonds:
$ 11,415,571		2.375% due 1/15/25	$12,664,352
8,956,562		2.000% due 1/15/26	9,921,308
1,957,427		1.750% due 1/15/28	2,195,746
6,971,152		3.625% due 4/15/28	8,920,011
7,333,811		2.500% due 1/15/29	8,837,418
2,728,762		3.875% due 4/15/29	3,643,550
34,719		3.375% due 4/15/32(a)	47,717
4,835,241		2.125% due 2/15/40	6,406,534
2,802,395		2.125% due 2/15/41	3,748,049
227,276		0.750% due 2/15/42	240,318
435,575		0.625% due 2/15/43	448,910
6,577,567		1.375% due 2/15/44	7,904,401
239,897		0.750% due 2/15/45(a)	253,727
6,621,468		1.000% due 2/15/46	7,425,092
4,361,334		0.875% due 2/15/47	4,763,893
2,311,664		1.000% due 2/15/48	2,608,279
1,693,930		1.000% due 2/15/49	1,922,647
		U.S. Treasury Inflation Indexed Notes:
1,128,299		0.125% due 4/15/20	1,125,141
2,817,192		1.125% due 1/15/21	2,835,753
18,583,903		0.125% due 4/15/21(b)	18,458,464
193,679		0.625% due 7/15/21	194,997
5,774,656		0.125% due 1/15/22	5,740,562
17,951,562		0.125% due 4/15/22(b)	17,820,965
21,591,542		0.125% due 1/15/23(b)	21,462,672
537,555		0.625% due 4/15/23(a)	542,839
1,071,111		0.250% due 1/15/25	1,073,991
16,598,938		0.625% due 1/15/26(b)	17,027,596
10,535,645		0.125% due 7/15/26	10,522,236
7,058,320		0.375% due 1/15/27	7,142,485
8,198,235		0.375% due 7/15/27	8,334,569
9,356,508		0.500% due 1/15/28	9,578,336
6,894,683		0.750% due 7/15/28	7,237,383
1,876,236		0.875% due 1/15/29	1,990,486
6,728,807		0.250% due 7/15/29(b)	6,782,789

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $212,413,644)	219,823,216

MORTGAGE-BACKED SECURITIES - 12.7%
FNMA - 12.7%
		Federal National Mortgage Association (FNMA):
3,200,000		2.500% due 12/1/42 - 1/1/49(c)	3,167,938
7,600,000		3.000% due 2/1/49(c)	7,698,229
15,300,000		4.000% due 2/15/49(c)	15,899,624

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $26,753,985)	26,765,791

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.7%
		Alternative Loan Trust:
357,228	Caa2(d)	Series 2006-HY11, Class A1, 1.828% (1-Month USD-LIBOR + 0.120%) due 6/25/36(e)	343,263
57,853	WR(d)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	57,883
719,232	Caa3(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(e)	715,642

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.7% - (continued)
$ 2,774		AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 3.420% (6-Month USD-LIBOR + 1.500%) due 9/25/45(e)	$2,816
148,195		AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 2.731% (3-Month USD-LIBOR + 0.730%) due 4/16/26(e)(f)	148,095
7,162		AA+	Banc of America Funding Trust, Series 2005-B, Class 3A1B, 2.344% (1-Month USD-LIBOR + 0.620%) due 4/20/35(e)	7,180
598,328		Aaa(d)	Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, 2.971% (1-Month USD-LIBOR + 1.050%) due 9/15/36(e)(f)	599,030
			Bayview Opportunity Master Fund IVa Trust:
495,211		NR	Series 2019-RN2, Class A1, step bond to yield, 3.967% due 3/28/34(f)	499,180
84,146		NR	Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(f)	84,282
31,316		BBB-	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 4.996% due 5/25/33(e)	32,395
314,246		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 2.683% (1-Month USD-LIBOR + 0.975%) due 6/25/34(e)	319,838
69,720		AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 2.068% (1-Month USD-LIBOR + 0.360%) due 3/25/35(e)(f)	69,694
			CHL Mortgage Pass-Through Trust:
117,661		WR(d)	Series 2005-HYB9, Class 2A1, 3.939% (1-Year USD-LIBOR + 1.750%) due 2/20/36(e)	113,642
152,783		Caa2(d)	Series 2006-6, Class A4, 6.000% due 4/25/36	123,515
204,457		WD(g)	Series 2007-1, Class A1, 6.000% due 3/25/37	171,786
			Citigroup Mortgage Loan Trust:
6,872		B-	Series 2004-HYB2, Class 2A, 5.133% due 3/25/34(e)	6,882
300,272		Caa2(d)	Series 2007-AR4, Class 1A1A, 4.577% due 3/25/37(e)	296,296
96,901		NR	Series 2019-B, Class A1, 3.258% due 4/25/66(e)(f)	97,543
34,131		B(g)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	34,759
			Countrywide Asset-Backed Certificates:
451,592		CC	Series 2007-1, Class 1A, 1.848% (1-Month USD-LIBOR + 0.140%) due 7/25/37(e)	411,843
98,523		CC	Series 2007-6, Class 1A, 1.908% (1-Month USD-LIBOR + 0.200%) due 9/25/37(e)	85,441
554,945		CCC	Series 2007-8, Class 1A1, 1.898% (1-Month USD-LIBOR + 0.190%) due 11/25/37(e)	536,992
903,000		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 1.858% (1-Month USD-LIBOR + 0.150%) due 9/29/36(e)(f)	866,257
191,144		NR	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.830% due 8/26/58(f)	193,862
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BB	Series 2005-CB3, Class M4, 2.758% (1-Month USD-LIBOR + 1.050%) due 5/25/35(e)	153,411
1,062,105		CC	Series 2007-CB6, Class A3, 2.043% (1-Month USD-LIBOR + 0.220%) due 7/25/37(e)(f)	721,340
600,000		AAA	Crown Point CLO 5 Ltd., Series 2018-5A, Class A, 2.942% (3-Month USD-LIBOR + 0.940%) due 7/17/28(e)(f)	595,815
149,011		D	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV5, 3.433% (1-Month USD-LIBOR + 1.725%) due 11/25/34(e)	152,119
1,030,514		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 2.808% (1-Month USD-LIBOR + 1.100%) due 5/25/37(e)(f)	1,035,364
500,000	EUR	AAA	Euro-Galaxy V CLO BV, Series 2016-5A, Class ARV, 0.820% (3-Month EURIBOR + 8.200%) due 11/10/30(e)(f)	550,149
100,000		Aaa(d)	Evans Grove CLO Ltd., Series 2018-1A, Class A1, 2.834% (3-Month USD-LIBOR + 0.920%) due 5/28/28(e)(f)	99,352
1,051,422		NR	Fannie Mae REMICS, Series 2019-5, Class FA, 2.108% (1-Month USD-LIBOR + 0.400%) due 3/25/49(e)	1,047,520
372,024		AAA	Figueroa CLO Ltd., Series 2013-2A, Class A1RR, 3.006% (3-Month USD-LIBOR + 0.850%) due 6/20/27(e)(f)	372,142
			Government National Mortgage Association:
484,943		NR	Series 2018-H15, Class FG, 2.266% (1-Year USD-LIBOR + 0.150%) due 8/20/68(e)	475,794
1,100,379		NR	Series 2019-20, Class FE, 2.124% (1-Month USD-LIBOR + 0.400%) due 2/20/49(e)	1,098,404
33,282		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.220% due 3/25/46	26,206
5,686		AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 2.064% (1-Month USD-LIBOR + 0.340%) due 6/20/35(e)	5,696
862,505	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.761% (Sterling Overnight Index Average + 1.050%) due 5/25/53(e)(f)	1,118,779
73,340		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 2.348% (1-Month USD-LIBOR + 0.640%) due 7/25/45(e)	69,384
250,000		Aaa(d)	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class A, 2.852% (3-Month USD-LIBOR + 0.850%) due 1/17/28(e)(f)	249,007
476,927		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 2.168% (1-Month USD-LIBOR + 0.460%) due 3/25/36(e)	471,180
200,000		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 3.215% (1-Month USD-LIBOR + 1.450%) due 12/15/31(e)(f)	200,060
260,000	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.490% (0.800% - 3-Month EURIBOR) due 12/15/29(f)(i)	286,001
92,707		NR	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(f)	93,802
479,460		WD(g)	Lehman XS Trust, Series 2007-20N, Class A1, 2.858% (1-Month USD-LIBOR + 1.150%) due 12/25/37(e)	473,381
83,492		Aaa(d)	LMREC Inc., Series 2015-CRE1, Class AR, 2.696% (1-Month USD-LIBOR + 0.980%) due 2/22/32(e)(f)	83,389
198,694		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 1.828% (1-Month USD-LIBOR + 0.120%) due 8/25/36(e)	110,570
320,000		Aaa(d)	Monarch Grove CLO, Series 2018-1A, Class A1, 2.820% (3-Month USD-LIBOR + 0.880%) due 1/25/28(e)(f)	318,744
660,000		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 2.821% (3-Month USD-LIBOR + 0.820%) due 10/13/27(e)(f)	657,948
17,290		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 2.245% (1-Month USD-LIBOR + 0.480%) due 6/15/30(e)	17,306

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.7% - (continued)
			New Residential Mortgage Loan Trust:
$ 79,465		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(e)(f)	$84,003
393,056		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(e)(f)	395,472
			Option One Mortgage Loan Trust:
127,114		CC	Series 2007-1, Class 1A1, 1.848% (1-Month USD-LIBOR + 0.140%) due 1/25/37(e)	94,886
123,441		CC	Series 2007-2, Class 1A1, 1.848% (1-Month USD-LIBOR + 0.140%) due 3/25/37(e)	95,440
700,000	EUR	AAA	OZLME BV, Series 1A, Class AR, 0.820% (3-Month EURIBOR + 0.820%) due 1/18/30(e)(f)	765,795
600,000		B+	RASC Trust, Series 2006-KS3, Class M1, 2.038% (1-Month USD-LIBOR + 0.330%) due 4/25/36(e)	600,656
621,691		WD(g)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	429,261
			Securitized Asset-Backed Receivables LLC Trust:
598,848		CC	Series 2006-FR3, Class A3, 1.958% (1-Month USD-LIBOR + 0.250%) due 5/25/36(e)	383,937
116,937		CC	Series 2006-HE2, Class A2C, 1.858% (1-Month USD-LIBOR + 0.150%) due 7/25/36(e)	64,676
348,531		B	Sequoia Mortgage Trust, Series 6, Class A, 2.373% (1-Month USD-LIBOR + 0.640%) due 4/19/27(e)	345,230
232,500	GBP	NR	Silverstone Master Issuer PLC, Series 2015-16A, Class 2A, 1.459% (Sterling Overnight Index Average + 0.750%) due 1/21/70)e)(f)	301,785
900,000		Aaa(d)	Sound Point Clo XIV Ltd., Series 2016-3A, Class AR, 3.084% (3-Month USD-LIBOR + 1.150%) due 1/23/29(e)(f)	900,054
			Soundview Home Loan Trust:
294,625		CC	Series 2007-OPT1, Class 1A1, 1.908% (1-Month USD-LIBOR + 0.200%) due 6/25/37(e)	233,477
82,261		CCC	Series 2007-OPT2, Class 2A3, 1.888% (1-Month USD-LIBOR + 0.180%) due 7/25/37(e)	75,619
518,869		NR	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200% due 5/27/36(f)	522,739
250,000		Aaa(d)	Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 2.951% (3-Month USD-LIBOR + 0.950%) due 7/14/26(e)(f)	250,031
260,000		Aaa(d)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 2.881% (3-Month USD-LIBOR + 0.880%) due 4/15/28(e)(f)	259,452
179,444		AAA	THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 2.881% (3-Month USD-LIBOR + 0.880%) due 1/15/26(e)(f)	179,502
360,000		Aaa(d)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 2.806% (3-Month USD-LIBOR + 0.840%) due 4/20/28(e)(f)	358,296
500,000		Aaa(d)	Venture 35 CLO Ltd., Series 2018-35A, Class AS, 3.103% (3-Month USD-LIBOR + 1.150%) due 10/22/31(e)(f)	500,201
419,636		AAA	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 2.714% (3-Month USD-LIBOR + 0.800%) due 2/28/26(e)(f)	418,871
800,000		Aaa(d)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 2.851% (3-Month USD-LIBOR + 0.850%) due 1/15/28(e)(f)	798,626
330,000		Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 2.881% (3-Month USD-LIBOR + 0.880%) due 4/15/27(e)(f)	328,619
			WaMu Mortgage Pass-Through Certificates Trust:
15,141		Baa1(d)	Series 2002-AR2, Class A, 2.377% (11th District Cost of Funds Index + 1.250%) due 2/27/34(e)	15,151
6,589		BBB	Series 2002-AR17, Class 1A, 3.526% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(e)	6,515

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $24,581,303)	24,709,273

CORPORATE BONDS & NOTES - 4.5%
Banks - 2.1%
100,000	EUR	Ba1(d)	Banco Santander SA, Junior Subordinated Notes, 6.250% (5-Year EUR Swap Rate + 5.640%)(e)(h)	117,180
200,000	EUR	Baa3(d)	Cooperatieve Rabobank UA, Junior Subordinated Notes, 6.625% (6.697% - 5-Year EUR Swap Rate)(h)(i)	240,121
700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	715,920
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	175,272
200,000		BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 2.959% (3-Month USD-LIBOR + 0.800%) due 6/21/21(e)	201,282
15,738,770	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	2,299,765
			Royal Bank of Scotland Group PLC:
240,000		B+	Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(e)(h)	259,675
			Senior Unsecured Notes:
200,000		BBB	3.656% (3-Month USD-LIBOR + 1.550%) due 6/25/24(e)	202,007
200,000		BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(e)	211,724

			Total Banks	4,422,946

Diversified Financial Services - 1.8%
			Ally Financial Inc.:
400,000		BBB-	Company Guaranteed Notes, 8.000% due 11/1/31	552,510
100,000		BBB-	Senior Unsecured Notes, 8.000% due 11/1/31	137,037
18,970,323	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.000% due 10/1/50	2,770,564
2,696,758	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.000% due 10/1/50	394,252

			Total Diversified Financial Services	3,854,363

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 4.5% - (continued)
Electric - 0.2%
$ 200,000		BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.800% due 1/15/23	$203,882
100,000		BBB+	Sempra Energy, Senior Unsecured Notes, 2.569% (3-Month USD-LIBOR + 0.450%) due 3/15/21(e)	100,007

			Total Electric	303,889

Oil & Gas - 0.3%
505,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.093% due 1/15/30(f)	529,366

Telecommunications - 0.1%
300,000		BBB	AT&T Inc., Senior Unsecured Notes, 2.657% (3-Month USD-LIBOR + 0.750%) due 6/1/21(e)	301,992

			TOTAL CORPORATE BONDS & NOTES (Cost - $9,384,703)	9,412,556

SOVEREIGN BONDS - 3.9%
Argentina - 0.1%
727,000	ARS	NR	Argentina Bonar Bonds, 53.336% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(e)	5,277
21,644,000	ARS	NR	Argentina POM Politica Monetaria, 70.941% due 6/21/20(e)	171,563

			Total Argentina	176,840

Australia - 0.8%
			Australia Government Bonds:
1,040,000	AUD	Aaa(d)	1.250% due 2/21/22	845,854
890,000	AUD	Aaa(d)	3.000% due 9/20/25	899,996

			Total Australia	1,745,850

Brazil - 0.7%
5,768,000	BRL	BB-	Brazil Letras do Tesouro Nacional, zero coupon, due 1/1/20	1,355,828

Canada - 0.2%
			Canadian Government Real Return Bonds:
465,285	CAD	AAA	4.250% due 12/1/26	451,291
52,403	CAD	AAA	0.500% due 12/1/50	42,530

			Total Canada	493,821

Japan - 1.4%
			Japanese Government CPI Linked Bonds:
140,260,730	JPY	A1(d)	0.100% due 3/10/28	1,323,222
181,380,100	JPY	NR	0.100% due 3/10/29	1,710,976

			Total Japan	3,034,198

New Zealand - 0.4%
970,000	NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	869,108

Peru - 0.2%
1,400,000	PEN	A3(d)	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(f)	462,451

Qatar - 0.1%
200,000		AA-	Qatar Government International Bonds, 3.875% due 4/23/23	211,242

			TOTAL SOVEREIGN BONDS (Cost - $9,388,427)	8,349,338

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $282,522,062)	289,060,174

SHORT-TERM INVESTMENTS - 0.9%
TIME DEPOSITS - 0.9%
36,420	AUD		ANZ National Bank - London, 0.320% due 12/2/19	24,636
84,077	GBP		Banco Santander - Frankfurt, 0.370% due 12/2/19	108,732
1,454,219			Barclays Bank PLC - London, 0.920% due 12/2/19	1,454,219
			BBH - Grand Cayman:
98,078	DKK		(1.000)% due 12/2/19	14,461
7,268	NZD		0.350% due 12/2/19	4,668
666	SGD		0.650% due 12/2/19	487
19	CAD		0.830% due 12/2/19	14
424	ZAR		5.600% due 12/2/19	29
12,382,640	JPY		BNP Paribas - Paris, (0.250)% due 12/2/19	113,177
73,745	EUR		Deutsche Bank - Frankfurt, (0.670)% due 12/2/19	81,241
			TOTAL SHORT-TERM INVESTMENTS (Cost - $1,801,664)	1,801,664

			TOTAL INVESTMENTS IN SECURITIES (Cost - $284,323,726)	290,861,838

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $201,657)	84,240

			TOTAL INVESTMENTS - 137.8% (Cost - $284,525,383)	290,946,078

			Liabilities in Excess of Other Assets - (37.8)%	(79,823,921)

			TOTAL NET ASSETS - 100.0%	$211,122,157

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2019.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019 amounts to approximately $15,995,098 and represents 7.6% of net assets.

(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2019.

At November 30, 2019, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Inflation-Linked Fixed Income Fund	$284,525,383	$11,382,833	$(4,643,714)	$6,739,119

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
U.S. Government Obligations	75.6%
Mortgage-Backed Securities	9.2
Collateralized Mortgage Obligations	8.5
Corporate Bonds & Notes	3.2
Sovereign Bonds	2.9
Purchased Options	0.0 *
Short-Term Investments	0.6

100%

^	As a percentage of total investments.
*	Position represents less than 0.05%

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2019, Inflation-Linked Fixed Income Fund held the following Options Contracts Purchased:

Credit Default Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,200,000	$594,780	OTC Markit CDX North America Investment Grade Series 33 5-Year Index, Put	BCLY	12/18/19	1.300%	$—

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
56,070,000	$1,069,188	OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	DUB	3/10/20	1.500%	$28,641
30,100,000	573,971	OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	JPM	10/2/20	1.066%	54,029

		Total Interest Rate Swaptions				$82,670

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
43	5,778,340 EUR	Euro-Bobl March Futures, Call	SOG	2/21/20	EUR 139.00	$237
16	2,773,120 EUR	Euro-Bund March Futures, Put	SOG	2/21/20	EUR 157.00	176
210	23,514,750 EUR	Euro-Schatz March Futures, Call	SOG	2/21/20	EUR 114.00	1,157

		Total Options on Futures				$1,570

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $201,657)				$84,240

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2019, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
300,000	143,832 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	DUB	1/15/20	EUR 0.475%	$296
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BNP	1/15/20	EUR 0.475%	197
300,000	143,832 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	DUB	2/19/20	EUR 0.425%	113
300,000	143,832 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BNP	2/19/20	EUR 0.450%	223
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BOA	2/19/20	EUR 0.475%	265
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BCLY	2/19/20	EUR 0.475%	265
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BNP	2/19/20	EUR 0.475%	265
900,000	431,496 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BCLY	3/18/20	EUR 0.425%	522
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	JPM	3/18/20	EUR 0.425%	116
400,000	191,776 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BNP	3/18/20	EUR 0.450%	418
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BOA	3/18/20	EUR 0.450%	209
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	JPM	3/18/20	EUR 0.450%	209
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	DUB	3/18/20	EUR 0.450%	209
300,000	143,832 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	DUB	1/15/20	EUR 0.800%	13
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BNP	1/15/20	EUR 0.800%	9
300,000	143,832 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	DUB	2/19/20	EUR 0.700%	133
500,000	239,720 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BNP	2/19/20	EUR 0.800%	128
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BCLY	2/19/20	EUR 0.800%	51
300,000	143,832 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BNP	2/19/20	EUR 0.900%	45
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BOA	2/19/20	EUR 0.900%	30
900,000	431,496 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BCLY	3/18/20	EUR 0.700%	677
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	JPM	3/18/20	EUR 0.700%	150
400,000	191,776 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BNP	3/18/20	EUR 0.800%	186
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	JPM	3/18/20	EUR 0.800%	93
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BOA	3/18/20	EUR 0.800%	93
200,000	95,888 EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	DUB	3/18/20	EUR 0.800%	93

		Total Credit Default Swaptions				$5,008

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
11,600,000	$221,198	OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	DUB	3/10/20	1.404%	$38,525
6,300,000	120,133	OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	JPM	10/2/20	1.302%	55,637
400,000	1,588	OTC 30-Year Swaption, 3-Month EURIBOR, Call	DUB	12/13/19	0.000%	52
200,000	794	OTC 30-Year Swaption, 3-Month EURIBOR, Call	BCLY	12/13/19	0.000%	26

		Total Interest Rate Swaptions				$94,240

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
6	1,039,920 EUR	Euro-Bund January Futures, Call	UBS	12/20/19	EUR 173.50	$3,041
6	1,039,920 EUR	Euro-Bund January Futures, Put .	UBS	12/20/19	EUR 173.50	5,883
13	$ 1,683,297	U.S. Treasury 10-Year Note February Futures, Call	UBS	1/24/20	$ 129.50	9,750
13	1,683,297	U.S. Treasury 10-Year Note February Futures, Put	UBS	1/24/20	$ 129.50	11,578

		Total Options on Futures				$30,252

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $256,601)				$129,500

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2019, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	NatWest Markets Securities Inc.:
$1,257,000	1.920% due 2/14/20	$1,257,000
25,513,594	1.940% due 2/19/20	25,513,594
	Standard Chartered Bank:
419,000	1.890% due 1/28/20	419,000
28,281,629	1.880% due 1/29/20	28,281,629

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $55,471,223)	$55,471,223

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended November 30, 2019, the daily average borrowing and interest rate under the reverse repurchase agreements were $54,318,239 and 2.078%, respectively.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2019, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-BTP March Futures	2	3/20	$317,433	$315,725	$(1,708)
Euro-Bund March Futures	49	3/20	9,335,233	9,342,890	7,657
Short Euro-BTP March Futures	82	3/20	10,151,879	10,147,825	(4,054)
U.S. Treasury 10-Year Note March Futures	82	3/20	10,635,081	10,607,469	(27,612)
U.S. Treasury Ultra Long Bond March Futures	12	3/20	2,241,375	2,252,625	11,250

					(14,467)

Contracts to Sell:
Australian Government 3-Year Bond December Futures	14	12/19	1,092,711	1,097,152	(4,441)
Australian Government 10-Year Bond December Futures	4	12/19	396,228	397,833	(1,605)
Euro-Bobl December Futures	43	12/19	6,399,632	6,363,155	36,477
Euro-Buxl 30-Year Bond December Futures	17	12/19	3,895,457	3,900,855	(5,398)
Euro-Schatz Note March Futures	289	3/20	35,662,215	35,651,864	10,351
Japan Government 10-Year Bond December Futures	3	12/19	4,253,118	4,197,890	55,228
U.S. Treasury 2-Year Note March Futures	35	3/20	7,553,165	7,545,508	7,657
U.S. Treasury 5-Year Note March Futures	43	3/20	5,126,153	5,115,657	10,496
U.S. Treasury Long Bond March Futures	53	3/20	8,454,328	8,425,344	28,984
U.S. Ultra Long Bond March Futures	35	3/20	4,983,398	4,977,656	5,742

					143,491

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$129,024

At November 30, 2019, Inflation-Linked Fixed Income Fund had deposited cash of $399,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2019, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	2,517,000	USD	1,707,281	MLP	$1,702,624	12/3/19	$(4,657)
Brazilian Real	4,439,728	USD	1,113,537	DUB	1,048,664	12/3/19	(64,873)
Brazilian Real	2,397,170	USD	567,512	HSBC	566,212	12/3/19	(1,300)
Brazilian Real	2,042,558	USD	483,429	DUB	481,659	1/3/20	(1,770)
British Pound	265,000	USD	341,371	BNP	342,711	12/3/19	1,340
British Pound	1,290,000	USD	1,667,834	BNP	1,668,292	12/3/19	458
British Pound	2,263,000	USD	2,920,261	SCB	2,926,624	12/3/19	6,363
Euro	1,864,000	USD	2,052,823	MLP	2,053,476	12/3/19	653
Euro	118,000	USD	130,192	SCB	129,995	12/3/19	(197)
Indonesian Rupiah	16,302,736,400	USD	1,121,851	SCB	1,154,154	12/18/19	32,303
Indonesian Rupiah	16,302,736,400	USD	1,140,530	DUB	1,143,634	3/18/20	3,104
Korean Won	1,351,944,610	USD	1,148,997	BNP	1,145,000	12/18/19	(3,997)
Mexican Peso	20,894,000	USD	1,086,794	HSBC	1,066,853	12/10/19	(19,941)
Mexican Peso	20,894,000	USD	1,067,098	MLP	1,060,241	1/22/20	(6,857)
New Taiwan Dollar	35,402,020	USD	1,161,903	DUB	1,160,486	12/18/19	(1,417)
Russian Ruble	9,099,025	USD	137,654	HSBC	140,500	1/24/20	2,846
Russian Ruble	67,739,427	USD	1,045,434	HSBC	1,043,255	2/18/20	(2,179)
Singapore Dollar	788,084	USD	576,928	HSBC	576,318	12/18/19	(610)
South African Rand	8,341,000	USD	564,562	MLP	569,196	12/6/19	4,634

							(56,097)

Contracts to Sell:
Australian Dollar	2,517,000	USD	1,739,256	SCB	1,702,624	12/3/19	36,632
Australian Dollar	2,517,000	USD	1,708,973	MLP	1,704,473	1/10/20	4,500
Brazilian Real	2,397,170	USD	567,512	DUB	566,212	12/3/19	1,300
Brazilian Real	2,042,558	USD	484,191	DUB	482,453	12/3/19	1,738
Brazilian Real	2,397,170	USD	590,000	HSBC	566,212	12/3/19	23,788
Brazilian Real	5,768,000	USD	1,499,389	JPM	1,360,159	1/3/20	139,230
British Pound	3,818,000	USD	4,914,018	SCB	4,937,627	12/3/19	(23,609)
British Pound	1,290,000	USD	1,670,486	BNP	1,671,069	1/10/20	(583)
Canadian Dollar	654,000	USD	496,561	MLP	492,396	12/3/19	4,165
Danish Krone	37,076,167	USD	5,498,875	MLP	5,481,916	1/2/20	16,959
Euro	1,982,000	USD	2,200,652	MLP	2,183,471	12/3/19	17,181
Euro	1,864,000	USD	2,058,816	MLP	2,059,689	1/10/20	(873)
Indonesian Rupiah	16,302,736,400	USD	1,152,952	DUB	1,154,154	12/18/19	(1,202)
Korean Won	1,351,944,610	USD	1,118,373	HSBC	1,145,000	12/18/19	(26,627)
Korean Won	1,351,944,610	USD	1,151,395	BNP	1,147,589	3/18/20	3,806
Mexican Peso	20,894,000	USD	1,073,966	MLP	1,066,854	12/10/19	7,112
Mexican Peso	761,000	USD	37,867	JPM	38,616	1/22/20	(749)
New Taiwan Dollar	35,402,020	USD	1,169,889	BNP	1,160,485	12/18/19	9,404
New Taiwan Dollar	35,402,020	USD	1,172,019	DUB	1,165,398	3/18/20	6,621
New Zealand Dollar	1,264,000	USD	814,255	HSBC	811,741	12/3/19	2,514
New Zealand Dollar	1,264,000	USD	813,806	BNP	812,249	1/10/20	1,557
Peruvian Sol	1,581,510	USD	470,940	BNP	463,696	1/15/20	7,244
Singapore Dollar	788,084	USD	571,187	BNP	576,318	12/18/19	(5,131)
Singapore Dollar	788,084	USD	577,482	HSBC	576,928	3/18/20	554
South African Rand	8,337,000	USD	563,451	BCLY	568,923	12/6/19	(5,472)

							220,059

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$163,962

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2019, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	U.S. Federal Funds Effective Rate Index	2.428%	12/20/47	12-Month	USD	100,000	$(18,070)	$241	$(18,311)
Receive	U.S. Federal Funds Effective Rate Index	2.478%	12/20/47	12-Month	USD	378,000	(72,845)	758	(73,603)
Receive	U.S. Federal Funds Effective Rate Index	2.499%	12/20/47	12-Month	USD	950,000	(187,878)	2,364	(190,242)
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	(67,317)	2,137	(69,454)
Receive	3-Month USD-LIBOR	1.625%	1/16/50	6-Month	USD	100,000	6,210	(1,423)	7,633
Receive	3-Month USD-LIBOR	1.625%	2/3/50	6-Month	USD	300,000	18,605	(819)	19,424
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month	USD	620,000	(7,395)	(15,863)	8,468
Receive	3-Month USD-LIBOR	1.750%	9/12/29	6-Month	USD	3,400,000	12,207	7,961	4,246
Receive	3-Month USD-LIBOR	1.750%	1/22/50	6-Month	USD	500,000	16,243	(2,941)	19,184
Receive	3-Month USD-LIBOR	2.000%	7/27/26	6-Month	USD	3,100,000	(56,989)	90,254	(147,243)
Receive	3-Month USD-LIBOR	2.000%	1/15/50	6-Month	USD	100,000	(2,669)	(720)	(1,949)
Pay	3-Month USD-LIBOR	2.250%	12/20/22	6-Month	USD	9,600,000	244,202	12,038	232,164
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	1,490,000	(78,692)	80,316	(159,008)
Receive	3-Month USD-LIBOR	2.250%	12/11/49	6-Month	USD	700,000	(60,130)	(2,779)	(57,351)
Receive	3-Month USD-LIBOR	2.250%	3/12/50	6-Month	USD	400,000	(34,287)	(1,227)	(33,060)
Receive	3-Month USD-LIBOR	2.400%	12/7/26	6-Month	USD	2,900,000	(104,203)	17,679	(121,882)
Receive	3-Month USD-LIBOR	2.500%	2/22/26	6-Month	USD	9,530,000	(412,733)	(281,476)	(131,257)
Pay	3-Month USD-LIBOR	2.750%	12/19/23	6-Month	USD	9,540,000	514,611	(58,761)	573,372
Receive	3-Month USD-LIBOR	2.765%	7/18/28	6-Month	USD	1,550,000	(149,194)	—	(149,194)
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	5,590,000	(1,229)	(101)	(1,128)

							$(441,553)	$(152,362)	$(289,191)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2019, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	2,000,000	$(6,067)	$(3,199)	$(2,868)
Pay	10-Year EUR Inflation Linked	1.520%	11/15/27	EUR	1,890,000	95,896	(30,893)	126,789
Pay	10-Year EUR Inflation Linked	1.535%	3/15/28	EUR	700,000	37,989	91	37,898
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	58,149	57	58,092
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	(10,247)	—	(10,247)
Pay	20-Year EUR Inflation Linked	1.242%	8/15/39	EUR	240,000	(3,124)	—	(3,124)
Pay	30-Year EUR Inflation Linked	1.387%	8/15/49	EUR	120,000	(1,379)	—	(1,379)
Receive	5-Year GBP Inflation Linked	3.660%	10/15/24	GBP	1,200,000	(31,284)	—	(31,284)
Pay	5-Year GBP Inflation Linked	3.850%	9/15/24	GBP	1,300,000	49,332	(181)	49,513
Pay	10-Year GBP Inflation Linked	3.717%	12/15/28	GBP	920,000	54,522	—	54,522
Pay	15-Year GBP Inflation Linked	3.100%	6/15/31	GBP	2,430,000	(192,045)	(251,380)	59,335
Pay	15-Year GBP Inflation Linked	3.500%	9/15/33	GBP	250,000	11,599	195	11,404
Pay	15-Year GBP Inflation Linked	3.530%	10/15/31	GBP	1,190,000	48,704	(7,845)	56,549
Receive	15-Year GBP Inflation Linked	3.597%	9/15/34	GBP	1,260,000	(85,414)	811	(86,225)
Pay	20-Year GBP Inflation Linked	3.590%	6/15/39	GBP	120,000	15,426	—	15,426
Pay	20-Year GBP Inflation Linked	3.600%	6/15/39	GBP	750,000	99,685	(497)	100,182
Receive	2-Year USD Inflation Linked	1.875%	3/14/21	USD	200,000	(410)	—	(410)
Receive	2-Year USD Inflation Linked	1.927%	3/18/21	USD	700,000	(2,106)	—	(2,106)
Receive	2-Year USD Inflation Linked	2.00%	3/22/21	USD	2,290,000	(9,836)	—	(9,836)
Receive	2-Year USD Inflation Linked	1.445%	9/9/21	USD	1,100,000	3,116	—	3,116
Receive	2-Year USD Inflation Linked	1.580%	9/20/21	USD	1,300,000	(313)	—	(313)
Receive	2-Year USD Inflation Linked	1.592%	9/20/21	USD	1,300,000	(622)	(256)	(366)
Receive	2-Year USD Inflation Linked	1.432%	7/25/21	USD	1,500,000	3,523	—	3,523
Receive	2-Year USD Inflation Linked	1.432%	8/6/21	USD	700,000	1,780	—	1,780
Receive	2-Year USD Inflation Linked	1.488%	10/1/21	USD	2,800,000	3,337	—	3,337
Receive	4-Year USD Inflation Linked	2.027%	11/23/20	USD	700,000	(1,655)	—	(1,655)
Receive	5-Year USD Inflation Linked	1.550%	7/26/21	USD	400,000	7,728	13,538	(5,810)
Receive	5-Year USD Inflation Linked	1.603%	9/12/21	USD	310,000	4,580	9,337	(4,757)
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	(49,338)	—	(49,338)
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	6,296,000	(174,004)	—	(174,004)
Pay	10-Year USD Inflation Linked	2.150%	9/25/27	USD	300,000	8,608	—	8,608
Pay	10-Year USD Inflation Linked	2.156%	10/17/27	USD	700,000	20,923	—	20,923
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	52,581	2,083	50,498
Pay	10-Year USD Inflation Linked	2.352%	5/9/28	USD	360,000	21,363	—	21,363
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	32,487	—	32,487
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	33,292	—	33,292
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(10,927)	(1,416)	(9,511)
Pay	10-Year USD Inflation Linked	1.883%	11/20/19	USD	1,500,000	5,757	1,434	4,323

						$91,606	$(268,121)	$359,727

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2019, Inflation-Linked Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Depreciation
Mexico Government International, BBB+	(1.000)%	12/20/23	3-Month	BCLY	0.686%	USD	500,000	$(7,177)	$4,271	$(11,448)
Mexico Government International, BBB+	(1.000)%	12/20/23	3-Month	BNP	0.686%	USD	200,000	(2,871)	1,944	(4,815)
Mexico Government International, BBB+	(1.000)%	12/20/23	3-Month	HSBC	0.686%	USD	900,000	(12,919)	8,238	(21,157)

								$(22,967)	$14,453	$(37,420)

OTC Credit Default Swaps on Corporate and Sovereign Issues- Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/19 (2)	Notional Amount (3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
Brazilian Government International, BB-	1.000%	3/20/20	3-Month	HSBC	0.350%	USD	500,000	$2,018	$1,328	$690

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/19 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX High Yield Series 33 5-Year Index	(5.000)%	12/20/24	3-Month	3.245%	USD	5,500,000	$(476,841)	$(335,585)	$(141,256)

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG, A	1.000%	12/20/20	3-Month	0.136%	EUR	100,000	$1,255	$1,651	$(396)
General Electric Co., BBB+	1.000%	12/20/23	3-Month	0.716%	USD	100,000	1,308	(4,874)	6,182

							$2,563	$(3,223)	$5,786

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At November 30, 2019, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $1,040,000 for open centrally cleared swap contracts.

At November 30, 2019, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $189,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SGD	—	Singapore Dollar
ZAR	—	South African Rand

See pages 249-251 for definitions of ratings.

Counterparty Abbreviations used in this schedule:
BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.0%
Aerospace/Defense - 0.5%
$ 1,500,000	BBB-	Spirit AeroSystems Inc., Company Guaranteed Notes, 2.919% (3-Month USD-LIBOR + 0.800%) due 6/15/21(a)	$1,497,406
1,000,000	BBB+	United Technologies Corp., Senior Unsecured Notes, 2.554% (3-Month USD-LIBOR + 0.650%) due 8/16/21(a)	1,000,139

		Total Aerospace/Defense	2,497,545

Agriculture - 1.6%
		BAT Capital Corp., Company Guaranteed Notes:
2,330,000	BBB+	2.499% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)	2,335,081
1,900,000	BBB+	2.790% (3-Month USD-LIBOR + 0.880%) due 8/15/22(a)	1,910,023
		Imperial Brands Finance PLC, Company Guaranteed Notes:
1,100,000	BBB	2.950% due 7/21/20(b)	1,103,941
2,400,000	BBB	3.750% due 7/21/22(b)	2,472,461

		Total Agriculture	7,821,506

Airlines - 0.3%
1,500,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 2.875% due 3/13/20	1,503,158
193,062	A+	Northwest Airlines Inc. Class G-2 Pass-Through Trust, Series 2002-1, Pass Thru Certificates, 6.264% due 11/20/21	198,130

		Total Airlines	1,701,288

Auto Manufacturers - 7.8%
500,000	A+	BMW US Capital LLC, Company Guaranteed Notes, 2.401% (3-Month USD-LIBOR + 0.500%) due 8/13/21(a)(b)	501,396
		Daimler Finance North America LLC, Company Guaranteed Notes:
500,000	A	2.331% (3-Month USD-LIBOR + 0.430%) due 2/12/21(a)(b)	500,191
5,600,000	A	2.779% (3-Month USD-LIBOR + 0.880%) due 2/22/22(a)(b)	5,638,359
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
3,400,000	BBB-	3.012% (3-Month USD-LIBOR + 1.000%) due 1/9/20(a)	3,402,641
1,000,000	BBB-	8.125% due 1/15/20	1,007,102
1,000,000	BBB-	2.343% due 11/2/20	996,680
1,037,000	BBB-	2.853% (3-Month USD-LIBOR + 0.810%) due 4/5/21(a)	1,031,866
1,100,000	BBB-	2.881% (3-Month USD-LIBOR + 0.880%) due 10/12/21(a)	1,086,188
		General Motors Co., Senior Unsecured Notes:
1,900,000	BBB	2.694% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	1,903,810
200,000	BBB	3.034% (3-Month USD-LIBOR + 0.900%) due 9/10/21(a)	200,118
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
300,000	BBB	2.862% (3-Month USD-LIBOR + 0.850%) due 4/9/21(a)	300,247
1,500,000	BBB	3.414% (3-Month USD-LIBOR + 1.310%) due 6/30/22(a)	1,508,764
2,400,000	BBB	Senior Unsecured Notes, 3.008% (3-Month USD-LIBOR + 1.100%) due 11/6/21(a)	2,405,265
		Harley-Davidson Financial Services Inc., Company Guaranteed Notes:
500,000	BBB+	2.150% due 2/26/20(b)	499,939
500,000	BBB+	2.400% due 6/15/20(b)	499,784
		Hyundai Capital America, Senior Unsecured Notes:
600,000	BBB+	2.945% (3-Month USD-LIBOR + 0.800%) due 9/18/20(a)(b)	601,364
800,000	BBB+	2.952% (3-Month USD-LIBOR + 0.820%) due 3/12/21(a)	801,838
1,700,000	BBB+	3.450% due 3/12/21	1,722,547
600,000	BBB+	2.967% (3-Month USD-LIBOR + 0.940%) due 7/8/21(a)	601,741
800,000	BBB+	Hyundai Capital Services Inc., Senior Unsecured Notes, 2.625% due 9/29/20	801,341
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
3,900,000	A-	2.391% (3-Month USD-LIBOR + 0.390%) due 7/13/20(a)(b)	3,903,218

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.0% - (continued)
Auto Manufacturers - 7.8% - (continued)
$ 1,500,000	A-	2.494% (3-Month USD-LIBOR + 0.390%) due 9/28/20(a)(b)	$1,500,488
1,000,000	A-	2.639% (3-Month USD-LIBOR + 0.520%) due 3/15/21(a)(b)	1,000,588
1,000,000	A-	2.794% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	998,285
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
1,500,000	BBB+	2.675% (3-Month USD-LIBOR + 0.770%) due 11/13/20(a)(b)	1,506,134
1,000,000	BBB+	3.875% due 11/13/20(b)	1,015,629
3,000,000	BBB+	2.841% (3-Month USD-LIBOR + 0.940%) due 11/12/21(a)	3,025,186

		Total Auto Manufacturers	38,960,709

Auto Parts & Equipment - 0.1%
300,000	BBB-	ZF North America Capital Inc., Company Guaranteed Notes, 4.000% due 4/29/20	301,396

Banks - 18.0%
1,400,000	A-	Aozora Bank Ltd., Senior Unsecured Notes, 2.750% due 3/9/20	1,401,091
1,800,000	BBB-	Axis Bank Ltd., Senior Unsecured Notes, 3.250% due 5/21/20	1,804,862
800,000	A	Banco Santander Chile, Senior Unsecured Notes, 3.114% (3-Month USD-LIBOR + 1.200%) due 11/28/21(a)	810,334
1,600,000	A-	Bank of America Corp., Senior Unsecured Notes, 2.749% (3-Month USD-LIBOR + 0.650%) due 10/1/21(a)	1,606,070
500,000	A	Barclays Bank PLC, Senior Unsecured Notes, 2.444% (3-Month USD-LIBOR + 0.460%) due 1/11/21(a)	499,963
		Barclays PLC, Senior Unsecured Notes:
515,000	BBB	3.200% due 8/10/21	521,889
2,300,000	BBB	4.011% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	2,354,333
300,000	BBB	3.340% (3-Month USD-LIBOR + 1.430%) due 2/15/23(a)	302,671
2,000,000	A	Chiba Bank Ltd. (The), Senior Unsecured Notes, 2.750% due 7/29/20	2,001,659
2,100,000	A+	Citibank NA, Senior Unsecured Notes, 2.499% (3-Month USD-LIBOR + 0.600%) due 5/20/22(a)	2,107,372
1,500,000	BBB+	Citigroup Inc., Senior Unsecured Notes, 2.886% (3-Month USD-LIBOR + 0.950%) due 7/24/23(a)	1,512,936
1,200,000	A+	Cooperatieve Rabobank UA, Senior Unsecured Notes, 2.840% (3-Month USD-LIBOR + 0.830%) due 1/10/22(a)	1,212,222
2,000,000	BBB+	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes, 4.293% (3-Month USD-LIBOR + 2.290%) due 4/16/21(a)	2,053,040
1,050,000	A	Danske Bank, Senior Unsecured Notes, 2.000% due 9/8/21	1,043,457
500,000	A	Danske Bank AS, Senior Unsecured Notes, 2.750% due 9/17/20	502,137
		DBS Group Holdings Ltd., Senior Unsecured Notes:
1,000,000	Aa2(c)	2.560% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)	1,004,952
3,000,000	Aa2(c)	2.560% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)(b)	3,014,855
1,000,000	AA-	DNB Bank ASA, Senior Unsecured Notes, 2.977% (3-Month USD-LIBOR + 1.070%) due 6/2/21(a)	1,012,146
600,000	NR	Eksportfinans ASA, Senior Unsecured Notes, 2.701% (3-Month USD-LIBOR + 0.800%) due 11/10/20(a)(d)	600,492
300,000	A3(c)	Emirates NBD Bank PJSC, Senior Unsecured Notes, 3.486% (3-Month USD-LIBOR + 1.550%) due 1/26/20(a)	301,128
1,500,000	AA-	First Abu Dhabi Bank PJSC, Senior Unsecured Notes, 2.951% (3-Month USD-LIBOR + 0.950%) due 4/16/22(a)	1,509,378
800,000	A+	Goldman Sachs Bank USA, Senior Unsecured Notes, 2.154% (SOFR + 0.600%) due 5/24/21(a)	800,601
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,000,000	BBB+	2.830% (3-Month USD-LIBOR + 0.730%) due 12/27/20(a)	1,000,667
900,000	BBB+	3.080% (3-Month USD-LIBOR + 1.170%) due 11/15/21(a)	907,702
1,000,000	BBB+	3.046% (3-Month USD-LIBOR + 1.110%) due 4/26/22(a)	1,010,904
1,986,000	BBB+	2.707% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	1,999,513
		HSBC Holdings PLC, Senior Unsecured Notes:
2,300,000	A	2.782% (3-Month USD-LIBOR + 0.650%) due 9/11/21(a)	2,306,765
1,400,000	A	3.543% (3-Month USD-LIBOR + 1.500%) due 1/5/22(a)	1,428,896
3,100,000	A	2.904% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	3,116,286
		ICICI Bank Ltd., Senior Unsecured Notes:
700,000	BBB-	3.125% due 8/12/20	702,351
500,000	BBB-	5.750% due 11/16/20	514,253

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.0% - (continued)
Banks - 18.0% - (continued)
$ 1,200,000	A-	ING Groep NV, Senior Unsecured Notes, 3.254% (3-Month USD-LIBOR + 1.150%) due 3/29/22(a)	$1,215,314
3,900,000	A-	JPMorgan Chase & Co., Senior Unsecured Notes, 2.755% (3-Month USD-LIBOR + 0.610%) due 6/18/22(a)	3,918,144
800,000	A+	KEB Hana Bank, Senior Unsecured Notes, 2.785% (3-Month USD-LIBOR + 0.700%) due 10/2/22(a)(b)	802,650
3,900,000	BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 2.959% (3-Month USD-LIBOR + 0.800%) due 6/21/21(a)	3,925,008
		Mizuho Financial Group Inc., Senior Unsecured Notes:
500,000	A-	2.854% (3-Month USD-LIBOR + 0.940%) due 2/28/22(a)	504,701
1,500,000	A-	3.018% (3-Month USD-LIBOR + 0.880%) due 9/11/22(a)	1,512,344
1,000,000	A-	2.841% (3-Month USD-LIBOR + 0.840%) due 7/16/23(a)	1,004,760
2,500,000	A-	2.977% (3-Month USD-LIBOR + 0.850%) due 9/13/23(a)	2,511,853
1,400,000	A-	NatWest Markets PLC, Senior Unsecured Notes, 3.504% (3-Month USD-LIBOR + 1.400%) due 9/29/22(a)(b)	1,418,222
		QNB Finance Ltd.:
		Company Guaranteed Notes:
1,500,000	Aa3(c)	3.244% (3-Month USD-LIBOR + 1.350%) due 2/7/20(a)	1,502,509
600,000	A	3.264% (3-Month USD-LIBOR + 1.350%) due 5/31/21(a)	607,142
1,000,000	Aa3(c)	3.573% (3-Month USD-LIBOR + 1.570%) due 7/18/21(a)	1,013,127
800,000	A	2.902% (3-Month USD-LIBOR + 1.000%) due 5/2/22(a)	802,162
1,600,000	Aa3(c)	Senior Unsecured Notes, 3.351% (3-Month USD-LIBOR + 1.450%) due 8/11/21(a)	1,616,004
800,000	Aa3(c)	QNB Finance Ltd., (Restricted, cost - $808,304, acquired 6/20/19), Senior Unsecured Notes, 3.432% (3-Month USD-LIBOR + 1.320%) due 12/6/21(a)(d)(e)	808,064
5,000,000	BBB	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 3.380% (3-Month USD-LIBOR + 1.470%) due 5/15/23(a)	5,044,043
800,000	BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 2.875% due 10/16/20	804,040
		Santander UK PLC, Senior Unsecured Notes:
2,000,000	A	2.375% due 3/16/20	2,001,933
800,000	A	2.527% (3-Month USD-LIBOR + 0.620%) due 6/1/21(a)	803,257
600,000	BBB+	Standard Chartered PLC, Senior Unsecured Notes, 3.116% (3-Month USD-LIBOR + 1.150%) due 1/20/23(a)(b)	603,822
2,550,000	BBB-	State Bank of India, Senior Unsecured Notes, 2.993% (3-Month USD-LIBOR + 0.950%) due 4/6/20(a)	2,553,443
300,000	A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 2.371% (3-Month USD-LIBOR + 0.370%) due 10/16/20(a)	300,731
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
3,100,000	A-	2.781% (3-Month USD-LIBOR + 0.780%) due 7/12/22(a)	3,118,126
500,000	A-	2.743% (3-Month USD-LIBOR + 0.740%) due 10/18/22(a)	502,324
650,000	BBB	Synchrony Bank, Senior Unsecured Notes, 2.729% (3-Month USD-LIBOR + 0.625%) due 3/30/20(a)	650,778
4,300,000	A-	UBS Group AG, Company Guaranteed Notes, 3.766% (3-Month USD-LIBOR + 1.780%) due 4/14/21(a)(b)	4,384,142
3,811,000	A-	Wells Fargo & Co., Senior Unsecured Notes, 2.831% (3-Month USD-LIBOR + 0.930%) due 2/11/22(a)	3,838,741
1,000,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 2.539% (3-Month USD-LIBOR + 0.620%) due 5/27/22(a)	1,004,520

		Total Banks	89,736,829

Beverages - 0.2%
1,000,000	BBB	Constellation Brands Inc., Company Guaranteed Notes, 2.610% (3-Month USD-LIBOR + 0.700%) due 11/15/21(a)	1,000,025

Building Materials - 0.4%
1,000,000	BBB	Holcim US Finance Sarl & Cie SCS, Company Guaranteed Notes, 6.000% due 12/30/19	1,002,652
1,100,000	BBB	Vulcan Materials Co., Senior Unsecured Notes, 2.719% (3-Month USD-LIBOR + 0.600%) due 6/15/20(a)	1,101,645

		Total Building Materials	2,104,297

Chemicals - 0.7%
		Incitec Pivot Finance LLC, Company Guaranteed Notes:
1,000,000	BBB	6.000% due 12/10/19	1,000,633
250,000	BBB	6.000% due 12/10/19(b)	250,158
2,400,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20(b)	2,407,485

		Total Chemicals	3,658,276

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.0% - (continued)
Commercial Services - 1.0%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
$ 1,000,000	A1(c)	2.989% (3-Month USD-LIBOR + 0.850%) due 9/14/21(a)	$1,006,703
3,000,000	A1(c)	2.716% (3-Month USD-LIBOR + 0.810%) due 3/3/22(a)	3,019,530
1,150,000	BBB	Equifax Inc., Senior Unsecured Notes, 2.780% (3-Month USD-LIBOR + 0.870%) due 8/15/21(a)	1,153,681

		Total Commercial Services	5,179,914

Computers - 0.6%
2,700,000	BBB-	Dell International LLC/EMC Corp., Senior Secured Notes, 4.420% due 6/15/21(b)	2,780,826

Diversified Financial Services - 4.4%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
600,000	BBB	4.625% due 10/30/20	613,399
700,000	BBB	4.500% due 5/15/21	723,200
300,000	BBB	5.000% due 10/1/21	314,557
500,000	BBB	4.450% due 12/16/21	520,983
400,000	BBB	4.625% due 7/1/22	422,762
		Air Lease Corp., Senior Unsecured Notes:
300,000	BBB	2.125% due 1/15/20	299,991
1,400,000	BBB	3.500% due 1/15/22	1,436,020
		Aircastle Ltd., Senior Unsecured Notes:
457,000	BBB-	7.625% due 4/15/20	465,973
1,100,000	BBB-	5.125% due 3/15/21	1,137,010
500,000	BBB-	Ally Financial Inc., Senior Unsecured Notes, 4.125% due 2/13/22	515,549
500,000	BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.500% due 1/15/23(b)	539,008
		BOC Aviation Ltd., Senior Unsecured Notes:
700,000	A-	3.000% due 3/30/20	700,875
1,000,000	A-	2.952% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)	1,004,050
1,000,000	A-	2.952% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)(b)	1,004,050
1,000,000	A-	3.000% due 5/23/22	1,005,987
500,000	A-	2.750% due 9/18/22	500,670
200,000	A-	2.750% due 9/18/22(b)	200,268
		International Lease Finance Corp., Senior Unsecured Notes:
700,000	BBB	8.250% due 12/15/20	743,242
1,300,000	BBB	8.625% due 1/15/22	1,467,376
200,000	BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(b)	199,926
		Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes:
2,200,000	A-	2.500% due 3/9/20	2,203,655
500,000	A-	2.652% due 9/19/22(b)	503,311
362,000	B+	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	367,714
		ORIX Corp., Senior Unsecured Notes:
3,300,000	A-	2.650% due 4/13/21	3,317,675
200,000	A-	3.200% due 1/19/22	203,855
400,000	A-	2.900% due 7/18/22	406,927
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
100,000	BBB-	3.625% due 3/15/21(b)	101,265
600,000	BBB-	5.250% due 8/15/22(b)	638,947
400,000	BB-	Springleaf Finance Corp., Company Guaranteed Notes, 7.750% due 10/1/21	437,900

		Total Diversified Financial Services	21,996,145

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.0% - (continued)
Electric - 2.7%
$ 700,000	A3(c)	Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	$700,403
1,000,000	A+	CLP Power Hong Kong Financing Ltd., Company Guaranteed Notes, 4.750% due 3/19/20	1,006,950
1,600,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 2.409% (3-Month USD-LIBOR + 0.500%) due 5/14/21(a)(b)	1,606,073
		Exelon Generation Co. LLC, Senior Unsecured Notes:
700,000	BBB+	2.950% due 1/15/20	700,394
300,000	BBB+	4.000% due 10/1/20	303,460
2,700,000	A-	Mississippi Power Co., Senior Unsecured Notes, 2.750% (3-Month USD-LIBOR + 0.650%) due 3/27/20(a)	2,701,021
		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
1,800,000	BBB+	2.314% (3-Month USD-LIBOR + 0.400%) due 8/21/20(a)	1,800,188
700,000	BBB+	2.464% (3-Month USD-LIBOR + 0.550%) due 8/28/21(a)	700,206
1,000,000	BBB	Pennsylvania Electric Co., Senior Unsecured Notes, 5.200% due 4/1/20	1,009,834
1,700,000	BBB+	Sempra Energy, Senior Unsecured Notes, 2.569% (3-Month USD-LIBOR + 0.450%) due 3/15/21(a)	1,700,116
1,500,000	BBB+	Southern Power Co., Senior Unsecured Notes, 2.706% (3-Month USD-LIBOR + 0.550%) due 12/20/20(a)(b)	1,500,416

		Total Electric	13,729,061

Electronics - 0.1%
300,000	BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	305,154

Food - 0.7%
400,000	BBB-	Campbell Soup Co., Senior Unsecured Notes, 2.749% (3-Month USD-LIBOR + 0.630%) due 3/15/21(a)	401,011
1,500,000	BBB-	Conagra Brands Inc., Senior Unsecured Notes, 2.512% (3-Month USD-LIBOR + 0.500%) due 10/9/20(a)	1,502,148
200,000	Baa2(c)	Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.875% due 6/30/20	202,603
1,500,000	BBB-	Kraft Heinz Foods Co., Company Guaranteed Notes, 2.471% (3-Month USD-LIBOR + 0.570%) due 2/10/21(a)	1,501,322

		Total Food	3,607,084

Gas - 0.3%
600,000	BBB	Centrica PLC, Senior Unsecured Notes, 3.106% (3-Month USD-LIBOR + 1.000%) due 9/25/20(a)	601,224
950,000	BB+	WGL Holdings Inc., Senior Unsecured Notes, 2.682% (3-Month USD-LIBOR + 0.550%) due 3/12/20(a)	949,406

		Total Gas	1,550,630

Healthcare - Products - 0.3%
370,000	BBB	Becton Dickinson & Co., Senior Unsecured Notes, 2.675% due 12/15/19	370,056
900,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 2.914% (3-Month USD-LIBOR + 0.750%) due 3/19/21(a)	900,174

		Total Healthcare - Products	1,270,230

Healthcare - Services - 0.2%
1,200,000	A-	Cigna Holding Co., Company Guaranteed Notes, 5.125% due 6/15/20	1,218,981

Holding Companies - Diversified - 0.1%
500,000	A	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	522,351

Household Products/Wares - 0.2%
900,000	A-	Reckitt Benckiser Treasury Services PLC, Company Guaranteed Notes, 2.695% (3-Month USD-LIBOR + 0.560%) due 6/24/22(a)(b)	902,107

Insurance - 1.0%
500,000	BBB+	American International Group Inc., Senior Unsecured Notes, 3.300% due 3/1/21	507,468
183,000	BBB	Assurant Inc., Senior Unsecured Notes, 3.363% (3-Month USD-LIBOR + 1.250%) due 3/26/21(a)	183,017
		Athene Global Funding, Secured Notes:
1,500,000	A	2.750% due 4/20/20(b)	1,504,150
2,800,000	A	3.319% (3-Month USD-LIBOR + 1.230%) due 7/1/22(a)(b)	2,840,551

		Total Insurance	5,035,186

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.0% - (continued)
Lodging - 0.3%
		Las Vegas Sands Corp., Senior Unsecured Notes:
$ 200,000	BBB-	3.200% due 8/8/24	$203,817
600,000	BBB-	3.500% due 8/18/26	610,949
400,000	BBB	Marriott International Inc., Senior Unsecured Notes, 2.752% (3-Month USD-LIBOR + 0.650%) due 3/8/21(a)	401,690
250,000	BB-	MGM Resorts International, Company Guaranteed Notes, 6.750% due 10/1/20	259,562

		Total Lodging	1,476,018

Machinery - Diversified - 0.3%
400,000	BBB	CNH Industrial Capital LLC, Company Guaranteed Notes, 3.875% due 10/15/21	410,832
1,200,000	BBB	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes, 3.419% (3-Month USD-LIBOR + 1.300%) due 9/15/21(a)	1,200,220

		Total Machinery - Diversified	1,611,052

Media - 0.9%
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
3,018,000	BBB-	3.579% due 7/23/20	3,040,032
1,000,000	BBB-	4.464% due 7/23/22	1,049,493
500,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 5.000% due 2/1/20	502,058

		Total Media	4,591,583

Mining - 0.1%
300,000	Baa1(c)	Minmetals Bounteous Finance BVI Ltd., Company Guaranteed Notes, 3.500% due 7/30/20	301,805

Miscellaneous Manufacturers - 0.5%
		General Electric Co.:
564,000	BBB+	Senior Secured Notes, 2.100% due 12/11/19	563,989
1,200,000	BBB+	Senior Unsecured Notes, 2.514% (3-Month USD-LIBOR + 0.410%) due 3/28/20(a)	1,197,864
700,000	BBB	Textron Inc., Senior Unsecured Notes, 2.451% (3-Month USD-LIBOR + 0.550%) due 11/10/20(a)	700,013

		Total Miscellaneous Manufacturers	2,461,866

Oil & Gas - 3.3%
1,300,000	A-	BP Capital Markets America Inc., Company Guaranteed Notes, 2.814% (3-Month USD-LIBOR + 0.650%) due 9/19/22(a)	1,308,310
2,800,000	A+	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	2,803,304
		EQT Corp., Senior Unsecured Notes:
700,000	BBB-	2.500% due 10/1/20	699,041
1,500,000	BBB-	2.869% (3-Month USD-LIBOR + 0.770%) due 10/1/20(a)	1,496,420
4,855,000	BBB	Occidental Petroleum Corp., Senior Unsecured Notes, 3.360% (3-Month USD-LIBOR + 1.450%) due 8/15/22(a)	4,884,471
2,000,000	BBB+	Phillips 66, Company Guaranteed Notes, 2.751% (3-Month USD-LIBOR + 0.750%) due 4/15/20(a)(b)	2,000,707
2,250,000	A+	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	2,251,485
1,200,000	A+	Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 2.250% due 9/13/20	1,198,764

		Total Oil & Gas	16,642,502

Pharmaceuticals - 1.4%
		Allergan Funding SCS, Company Guaranteed Notes:
1,300,000	BBB	3.000% due 3/12/20	1,302,241
1,500,000	BBB	3.387% (3-Month USD-LIBOR + 1.255%) due 3/12/20(a)	1,504,483
600,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 2.736% (3-Month USD-LIBOR + 0.630%) due 6/25/21(a)(b)	602,008
400,000	A-	Cigna Corp., Company Guaranteed Notes, 2.789% (3-Month USD-LIBOR + 0.650%) due 9/17/21(a)	400,092
1,400,000	BBB	CVS Health Corp., Senior Unsecured Notes, 2.822% (3-Month USD-LIBOR + 0.720%) due 3/9/21(a)	1,406,957
		Mylan NV, Company Guaranteed Notes:
1,400,000	BBB-	3.750% due 12/15/20	1,418,589
200,000	BBB-	3.150% due 6/15/21	202,344
234,000	BB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 2.200% due 7/21/21	226,746

		Total Pharmaceuticals	7,063,460

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.0% - (continued)
Pipelines - 1.1%
$ 1,600,000	BBB+	Enbridge Inc., Company Guaranteed Notes, 2.410% (3-Month USD-LIBOR + 0.400%) due 1/10/20(a)	$1,600,732
1,000,000	BBB	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.850% due 2/15/20	1,008,991
500,000	BBB-	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 5.750% due 1/15/20	501,944
1,600,000	BBB-	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.625% due 4/15/20(b)	1,625,150
300,000	BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21	308,705
200,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 2.827% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	200,449

		Total Pipelines	5,245,971

Real Estate - 0.4%
1,200,000	AA-	Qatari Diar Finance QSC, GOVT GUARANTEED, 5.000% due 7/21/20	1,222,333
1,000,000	A-	Sinochem Overseas Capital Co., Ltd., Company Guaranteed Notes, 4.500% due 11/12/20	1,018,955

		Total Real Estate	2,241,288

Retail - 0.2%
300,000	BBB-	AutoNation Inc., Company Guaranteed Notes, 5.500% due 2/1/20	301,597
500,000	BBB+	McDonald’s Corp., Senior Unsecured Notes, 2.366% (3-Month USD-LIBOR + 0.430%) due 10/28/21(a)	501,925

		Total Retail	803,522

Semiconductors - 1.6%
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
4,600,000	BBB-	2.375% due 1/15/20	4,600,785
500,000	BBB-	3.000% due 1/15/22	505,847
		Broadcom Inc., Company Guaranteed Notes:
790,000	BBB-	3.125% due 4/15/21(b)	798,838
1,000,000	BBB-	3.125% due 10/15/22(b)	1,017,460
		NXP BV/NXP Funding LLC, Company Guaranteed Notes:
600,000	BBB-	4.625% due 6/15/22(b)	630,793
300,000	BBB-	3.875% due 9/1/22(b)	310,655

		Total Semiconductors	7,864,378

Telecommunications - 2.0%
4,000,000	BBB	AT&T Inc., Senior Unsecured Notes, 3.312% (3-Month USD-LIBOR + 1.180%) due 6/12/24(a)	4,070,339
400,000	B	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	425,100
		Verizon Communications Inc., Senior Unsecured Notes:
700,000	BBB+	3.119% (3-Month USD-LIBOR + 1.000%) due 3/16/22(a)	711,128
1,800,000	BBB+	3.010% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	1,834,729
2,800,000	BBB	Vodafone Group PLC, Senior Unsecured Notes, 2.991% (3-Month USD-LIBOR + 0.990%) due 1/16/24(a)	2,833,812

		Total Telecommunications	9,875,108

Transportation - 0.1%
600,000	BBB-	Pacific National Finance Pty Ltd., Company Guaranteed Notes, 4.625% due 9/23/20(b)	609,563

Trucking & Leasing - 1.6%
		Aviation Capital Group LLC, Senior Unsecured Notes:
500,000	A-	2.857% (3-Month USD-LIBOR + 0.950%) due 6/1/21(a)(b)	501,627
2,000,000	A-	2.606% (3-Month USD-LIBOR + 0.670%) due 7/30/21(a)(b)	1,996,641
1,200,000	A-	2.875% due 1/20/22(b)	1,203,960
100,000	BB+	DAE Funding LLC, Company Guaranteed Notes, 4.000% due 8/1/20(b)	100,914
800,000	BBB	GATX Corp., Senior Unsecured Notes, 2.611% (3-Month USD-LIBOR + 0.720%) due 11/5/21(a)	803,076
2,400,000	AA-	NTT Finance Corp., Senior Unsecured Notes, 2.634% (3-Month USD-LIBOR + 0.530%) due 6/29/20(a)	2,404,008
200,000	BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 3.200% due 7/15/20(b)	201,044
700,000	A-	SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.550% due 4/15/24(b)	725,773

		Total Trucking & Leasing	7,937,043

		TOTAL CORPORATE BONDS & NOTES (Cost - $273,102,588)	274,604,699

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.2%
$ 603,188		BB-	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 2.488% (1-Month USD-LIBOR + 0.780%) due 4/25/34(a)	$599,864
5,112		AAA	Apidos CLO XVI, Series 2013-16A, Class A1R, 2.946% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	5,112
400,000	EUR	Aaa(c)	Arbour CLO IV DAC, Series 2004-A, Class A2R, 0.870% (3-Month EURIBOR + 0.870%) due 1/15/30(a)(b)	440,730
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 2.715% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	701,068
344,639		AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 2.731% (3-Month USD-LIBOR + 0.730%) due 4/16/26(a)(b)	344,406
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 2.965% (1-Month USD-LIBOR + 1.200%) due 3/15/34(a)(b)	501,931
400,000		Aaa(c)	Series 2019-RLJ, Class A, 2.815% (1-Month USD-LIBOR + 1.050%) due 4/15/36(a)(b)	400,426
			Bancorp Commercial Mortgage Trust:
919,781		Aaa(c)	Series 2018-CRE4, Class A, 2.665% (1-Month USD-LIBOR + 0.900%) due 9/15/35(a)(b)	920,256
698,049		Aaa(c)	Series 2019-CRE6, Class A, 2.971% (1-Month USD-LIBOR + 1.050%) due 9/15/36(a)(b)	698,868
			Bayview Opportunity Master Fund IVa Trust:
198,084		NR	Series 2019-RN2, Class A1, step bond to yield, 3.967% due 3/28/34(b)	199,672
168,293		NR	Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(b)	168,564
265,881		AA+	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 2.368% (1-Month USD-LIBOR + 0.660%) due 9/25/34(a)	265,050
790,281		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 1.757% (1-Month USD-LIBOR + 0.500%) due 9/25/34(a)	772,311
1,631,881		B3(c)	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M2, 3.058% (1-Month USD-LIBOR + 1.350%) due 1/25/36(a)(b)	1,594,474
500,000		Aaa(c)	Brass NO 8 PLC, Series 8A, Class A1, 2.806% (3-Month USD-LIBOR + 0.700%) due 11/16/66(a)(b)	500,422
489,755		AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 3.258% (3-Month USD-LIBOR + 1.330%) due 10/29/25(a)(b)	490,484
1,000,000		AAA	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class A, 2.615% (1-Month USD-LIBOR + 0.850%) due 7/15/32(a)(b)	1,000,111
			Citigroup Mortgage Loan Trust:
678,305		NR	Series 2019-B, Class A1, 3.258% due 4/25/66(a)(b)	682,801
294,989		NR	Series 2019-C, Class A1, step bond to yield, 3.228% due 9/25/59(b)	296,325
1,505,148	CAD	Aaa(c)	CNH Capital Canada Receivables Trust, Series 2019-1A, Class A1, 2.103% due 2/15/22(b)	1,133,610
354,278		Aaa(c)	COMM Mortgage Trust, Series 2013-CR6, Class A3FL, 2.393% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	353,694
477,860		NR	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.830% due 8/26/58(b)	484,654
			CSMC Trust:
294,413		NR	Series 2019-RPL8, Class A1, 3.322% due 10/25/58(a)(b)	296,344
997,934		NR	Series 2019-RPL9, Class A1, 3.319% due 10/27/59(a)(b)	1,000,126
486,749		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 2.563% (1-Month USD-LIBOR + 0.855%) due 8/25/34(a)	484,020
500,000		AAA	Dorchester Park CLO DAC, Series 2015-1A, Class AR, 2.866% (3-Month USD-LIBOR + 0.900%) due 4/20/28(a)(b)	498,937
500,000	EUR	AAA	Dryden 46 Euro CLO 2016 BV, Series 2016-46A, Class A1R, 0.880% (3-Month EURIBOR + 0.880%) due 1/15/30(a)(b)	552,568
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
1,495,075		NR	Series 4344, Class FA, 2.482% (1-Month USD-LIBOR + 0.450%) due 12/15/37(a)	1,491,037
2,002,460		NR	Series 4351, Class FA, 2.482% (1-Month USD-LIBOR + 0.450%) due 5/15/38(a)	1,988,410
2,078,094		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 2.008% (1-Month USD-LIBOR + 0.300%) due 1/25/48(a)	2,070,014
465,030		AAA	Figueroa CLO Ltd., Series 2013-2A, Class A1RR, 3.006% (3-Month USD-LIBOR + 0.850%) due 6/20/27(a)(b)	465,177
232,624		BBB+	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 2.533% (1-Month USD-LIBOR + 0.825%) due 8/25/34(a)	233,878
1,435,540	GBP	AAA(f)	Finsbury Square PLC, Series 2019-3, Class A, 1.751% (3-Month GBP-LIBOR + 0.970%) due 6/16/69(a)	1,863,173
98,591		AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 2.133% (1-Month USD-LIBOR + 0.400%) due 8/19/34(a)	98,922
			Ford Credit Floorplan Master Owner Trust A:
1,200,000		AAA	Series 2018-3, Class A2, 2.165% (1-Month USD-LIBOR + 0.400%) due 10/15/23(a)	1,200,499
700,000		AAA	Series 2019-3, Class A2, 2.365% (1-Month USD-LIBOR + 0.600%) due 9/15/24(a)	702,372
3,646,736		NR	Freddie Mac REMICS, Series 4906, Class WF, 2.432% (1-Month USD-LIBOR + 0.400%) due 12/15/38(a)	3,638,342
496,354		B	Fremont Home Loan Trust, Series 2005-A, Class M3, 2.443% (1-Month USD-LIBOR + 0.735%) due 1/25/35(a)	497,132

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.0% - (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.2% - (continued)
			GMF Floorplan Owner Revolving Trust:
$ 2,000,000		Aaa(c)	Series 2017-2, Class A2, 2.195% (1-Month USD-LIBOR + 0.430%) due 7/15/22(a)(b)	$2,002,008
500,000		AAA	Series 2018-3, Class A, 2.085% (1-Month USD-LIBOR + 0.320%) due 9/15/22(a)(b)	499,989
1,600,000		AAA	Series 2018-4, Class A1, 3.500% due 9/15/23(b)	1,641,302
623,300		Aaa(c)	Gosforth Funding PLC, Series 2017-1A, Class A1A, 2.634% (3-Month USD-LIBOR + 0.470%) due 12/19/59(a)(b)	623,691
			Government National Mortgage Association (GNMA):
2,283,635		NR	Series 2016-H06, Class FD, 2.917% (1-Month USD-LIBOR + 0.920%) due 7/20/65(a)	2,307,783
165,572		NR	Series 2016-H11, Class F, 2.797% (1-Month USD-LIBOR + 0.800%) due 5/20/66(a)	166,696
1,905,535		NR	Series 2017-H15, Class FE, 3.310% (1-Year USD-LIBOR + 0.800%) due 7/20/67(a)	1,937,643
1,000,000		AAA	Great Wolf Trust, Series 2017-WOLF, Class A, 2.615% (1-Month USD-LIBOR + 0.850%) due 9/15/34(a)(b)	1,000,656
1,000,000		Aaa(c)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 3.442% (1-Month USD-LIBOR + 1.180%) due 9/15/37(a)(b)	1,002,493
420,875		Aaa(c)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	433,222
3,833,354	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.761% (Sterling Overnight Index Average + 1.050%) due 5/25/53(a)(b)	4,972,349
657,143		AAA	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 2.361% (3-Month USD-LIBOR + 0.360%) due 10/15/54(a)(b)	656,785
157,276		B	Impac CMB Trust, Series 2004-10, Class 1A1, 2.348% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	157,560
			JP Morgan Chase Commercial Mortgage Securities Trust:
461,214		AAA(f)	Series 2018-LAQ, Class A, 2.765% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	461,914
500,000		A-	Series 2019-FL12, Class A, 3.215% (1-Month USD-LIBOR + 1.450%) due 12/15/31(a)(b)	500,150
2,000,000	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.367% (0.800% - 3-Month EURIBOR) due 12/15/29(a)(b)	2,200,008
866,667		AAA	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 2.687% (3-Month USD-LIBOR + 0.770%) due 12/22/69(a)(b)	869,446
			Legacy Mortgage Asset Trust:
463,533		NR	Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(b)	469,010
292,841		NR	Series 2019-GS6, Class A1, step bond to yield, 3.000% due 6/25/59(b)	293,829
431,044	GBP	Aaa(c)	London Wall Mortgage Capital PLC, Series 2017-FL1, Class A, 1.639% (3-Month GBP-LIBOR + 0.850%) due 11/15/49(a)	558,482
748,787		AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 3.296% (3-Month USD-LIBOR + 1.330%) due 4/20/26(a)(b)	749,286
1,000,000		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 2.765% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	996,605
257,628		A	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 2.408% (1-Month USD-LIBOR + 0.700%) due 9/25/34(a)	256,885
2,900,000		(P)Aaa(c)	MF1 Ltd., Series 2019-FL2, Class A, 2.905% (1-Month USD-LIBOR + 1.130%) due 12/25/34(a)(b)	2,907,924
1,473,600		Aaa(c)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	1,482,245
363,022		Aaa(c)	MMAF Equipment Finance LLC, Series 2018-A, Class A2, 2.920% due 7/12/21(b)	363,922
300,000		Aaa(c)	Monarch Grove CLO, Series 2018-1A, Class A1, 2.820% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	298,823
643,534		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 2.608% (1-Month USD-LIBOR + 0.900%) due 5/25/34(a)(g)	650,404
1,196,372		AAA	Motel 6 Trust, Series 2017-MTL6, Class A, 2.685% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	1,197,524
2,000,000		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 2.821% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	1,993,782
			New Residential Mortgage Loan Trust:
397,327		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	420,015
3,046,184		Aaa(c)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	3,064,908
400,000		BBB-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 2.368% (1-Month USD-LIBOR + 0.660%) due 1/25/36(a)	400,092
			OCP CLO Ltd.:
1,255,548		AAA	Series 2015-9A, Class A1R, 2.801% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	1,254,308
1,000,000		AAA	Series 2015-10A, Class A1R, 2.756% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)	998,360
684,673		AAA(f)	Palmer Square CLO Ltd., Series 2018-3A, Class A1, 2.760% (3-Month USD-LIBOR + 0.850%) due 8/15/26(a)(b)	684,862
565,416		AA+	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 2.070% (3-Month USD-LIBOR + 0.130%) due 10/25/36(a)	562,295
3,400,000		NR	Permanent Master Issuer PLC, Series 2018-1A, Class 1A1, 2.366% (3-Month USD-LIBOR + 0.380%) due 7/15/58(a)(b)	3,400,265
1,200,000		AAA	PFS Financing Corp., Series 2019-A, Class A1, 2.315% (1-Month USD-LIBOR + 0.550%) due 4/15/24(a)(b)	1,201,794
19,748		AAA	RBSSP Resecuritization Trust, Series 2009-12, Class 16A1, 3.990% due 10/25/35(a)(b)	19,832
353,601	GBP	NR	Residential Mortgage Securities 31 PLC, Series 2031, Class A, 1.976% (3-Month GBP-LIBOR + 1.200%) due 9/20/65	460,225
875,608	GBP	AAA	Ripon Mortgages PLC, Series 1X, Class A1, 1.602% (3-Month GBP-LIBOR + 0.800%) due 8/20/56(a)	1,133,806

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.0% - (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.2% - (continued)
			Silverstone Master Issuer PLC:
$ 183,000		AAA	Series 2019-1A, Class 1A, 2.536% (3-Month USD-LIBOR + 0.570%) due 1/21/70(a)(b)	$182,819
744,000	GBP	AAA	Series 2019-1A, Class 2A, 1.460% (Sterling Overnight Index Average + 0.750%) due 1/21/70(a)(b)	965,711
			Sofi Consumer Loan Program LLC:
48,332		AA	Series 2017-3, Class A, 2.770% due 5/25/26(b)	48,511
104,452		(P)AA	Series 2017-4, Class A, 2.500% due 5/26/26(b)	104,667
60,191		AA	Sofi Consumer Loan Program Trust, Series 2018-2, Class A1, 2.930% due 4/26/27(b)	60,233
2,000,000		Aaa(c)	Sound Point CLO X Ltd., Series 2015-3A, Class AR, 2.856% (3-Month USD-LIBOR + 0.890%) due 1/20/28(a)(b)	1,996,977
2,000,000		Aaa(c)	Sound Point Clo XIV Ltd., Series 2016-3A, Class AR, 3.084% (3-Month USD-LIBOR + 1.150%) due 1/23/29(a)(b)	2,000,120
1,338,593		BBB+	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 2.383% (1-Month USD-LIBOR + 0.675%) due 6/25/35(a)	1,339,610
1,037,737		NR	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200% due 5/27/36(b)	1,045,478
272,620		NR	Stanwich Mortgage Loan Co. LLC, Series 2019-NPB1, Class A1, step bond to yield, 3.375% due 8/15/24(b)	273,031
522,897		AAA	Stonemont Portfolio Trust, Series 2017-MONT, Class A, 2.574% (1-Month USD-LIBOR + 0.850%) due 8/20/30(a)(b)	522,865
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 2.520% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(b)	1,214,516
717,777		AAA	THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 2.881% (3-Month USD-LIBOR + 0.880%) due 1/15/26(a)(b)	718,010
1,200,000	GBP	AAA	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, zero coupon, (Sterling Overnight Index Average + 0.900%) due 7/20/45(a)(b)	1,546,488
			Towd Point Mortgage Trust:
954,590		Aaa(c)	Series 2017-5, Class A1, 2.308% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	954,743
776,160		Aaa(c)	Series 2019-HY3, Class A1A, 2.708% (1-Month USD-LIBOR + 1.000%) due 10/25/59(a)(b)	778,475
194,872	GBP	AAA	Trinity Square PLC, Series 2015-1X, Class A, 1.935% (3-Month GBP-LIBOR + 1.150%) due 7/15/51(a)	253,405
152,504		NR	Upstart Securitization Trust, Series 2019-1, Class A, 3.450% due 4/20/26(b)	153,059
1,800,000		Aaa(c)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 2.851% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	1,796,908
800,000		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 2.881% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	796,652
573,654		NR	VOLT LXII LLC, Series 2017-NPL9, Class A1, step bond to yield, 3.125% due 9/25/47(b)	575,861
147,812		Aaa(c)	Voya CLO Ltd., Series 2014-3A, Class A1R, 2.660% (3-Month USD-LIBOR + 0.720%) due 7/25/26(a)(b)	147,618
854,623		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 1.998% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	844,480
1,008,050	GBP	AAA	Warwick Finance Residential Mortgages No One PLC, Series 1, Class A, 1.765% (3-Month GBP-LIBOR + 1.000%) due 9/21/49(a)	1,306,901
			Wells Fargo Commercial Mortgage Trust:
500,000		AAA	Series 2017-HSDB, Class A, 2.613% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	498,916
1,478,480		AAA(f)	Series 2018-BXI, Class A, 2.497% (1-Month USD-LIBOR + 0.731%) due 12/15/36(a)(b)	1,474,906
			WFRBS Commercial Mortgage Trust:
1,500,000		Aaa(c)	Series 2012-C7, Class AFL, 2.963% (1-Month USD-LIBOR + 1.200%) due 6/15/45(a)(b)	1,513,106
829,131		Aaa(c)	Series 2012-C10, Class AFL, 2.553% (1-Month USD-LIBOR + 0.790%) due 12/15/45(a)(b)	833,562

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $100,631,100)	100,836,590

U.S. GOVERNMENT OBLIGATIONS - 12.2%
			U.S. Treasury Inflation Indexed Notes:
506,542			0.625% due 4/15/23(h)	511,522
3,577,596			0.250% due 1/15/25(h)	3,587,217
6,063,624			0.375% due 7/15/25	6,144,061
1,620,990			0.625% due 1/15/26(h)	1,662,851
16,980,970			0.750% due 7/15/28	17,825,008
31,400,000			U.S. Treasury Notes, 1.500% due 10/31/24	31,208,043

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $59,653,957)	60,938,702

MORTGAGE-BACKED SECURITIES - 11.4%
FHLMC - 0.2%
1,000,000		AA+	Federal Home Loan Mortgage Corp., 2.800% due 6/3/24	1,000,046

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 11.4% - (continued)
FNMA - 11.2%
		Federal National Mortgage Association (FNMA):
$ 12,315,363		3.500% due 10/1/47	$12,762,606
22,084,323		4.000% due 11/1/48 - 5/1/49	22,924,575
12,700,000		4.000% due 2/15/49(i)	13,197,728
6,994,759		3.000% due 9/1/49	7,098,585

		TOTAL FNMA	55,983,494

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $56,083,567)	56,983,540

ASSET-BACKED SECURITIES - 6.5%
Automobiles - 0.4%
847,892	Aaa(c)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A2, 3.230% due 5/10/32(b)	854,133
187,275	Aaa(c)	OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A2A, 3.150% due 8/10/21(b)	187,806
106,866	Aaa(c)	OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A2A, 2.910% due 4/12/21(b)	106,983
415,990	Aaa(c)	OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.100% due 4/11/22(b)	417,957
369,693	AAA	Securitized Term Auto Receivables Trust, Series 2018-2A, Class A2A, 3.060% due 2/25/21(b)	370,381

		Total Automobiles	1,937,260

Credit Cards - 2.6%
1,300,000	Aaa(c)	CARDS II Trust, Series 2018-1A, Class A, 2.115% (1-Month USD-LIBOR + 0.350%) due 4/17/23(a)(b)	1,300,661
3,000,000	(P)AAA	Evergreen Credit Card Trust, Series 2019-1, Class A, 2.245% (1-Month USD-LIBOR + 0.480%) due 1/15/23(a)(b)	3,008,081
1,056,774	NR	LP Credit Card ABS Master Trust, Series 2018-1, Class A, 3.822% (1-Month USD-LIBOR + 1.550%) due 8/20/24(a)(b)	1,045,721
3,000,000	Aaa(c)	Master Credit Card Trust II, Series 2018-1A, Class A, 2.212% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	3,000,073
2,000,000	AAA	Penarth Master Issuer PLC, Series 2019-1A, Class A1, 2.303% (1-Month USD-LIBOR + 0.540%) due 7/18/23(a)(b)	2,000,328
		Trillium Credit Card Trust II:
1,700,000	AAA	Series 2018-1A, Class A, 1.953% (1-Month USD-LIBOR + 0.250%) due 2/27/23(a)(b)	1,700,001
800,000	AAA	Series 2019-1A, Class A, 2.183% (1-Month USD-LIBOR + 0.480%) due 1/26/24(a)(b)	801,872

		Total Credit Cards	12,856,737

Student Loans - 3.5%
		ECMC Group Student Loan Trust:
686,570	Aaa(c)	Series 2017-2A, Class A, 2.758% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	685,486
580,143	Aaa(c)	Series 2018-1A, Class A, 2.458% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	576,750
970,069	Aaa(c)	Series 2019-1A, Class A1B, 2.708% (1-Month USD-LIBOR + 1.000%) due 7/25/69(a)(b)	969,514
228,794	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 2.790% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	226,173
99,781	Aaa(c)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(b)	100,247
482,429	AAA	Navient Private Education Refi Loan Trust, Series 2019-A, Class A1, 3.030% due 1/15/43(b)	485,249
		Navient Student Loan Trust:
1,332,509	AAA	Series 2018-1A, Class A2, 2.058% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	1,330,449
2,595,248	AAA	Series 2018-2A, Class A2, 2.088% (1-Month USD-LIBOR + 0.380%) due 3/25/67(a)(b)	2,592,671
		Nelnet Student Loan Trust:
1,189,860	AA+	Series 2017-3A, Class A, 2.558% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	1,177,519
1,466,411	AA+	Series 2019-2A, Class A, 2.608% (1-Month USD-LIBOR + 0.900%) due 6/27/67(a)(b)	1,462,966
1,264,335	AA+	Series 2019-3A, Class A, 2.508% (1-Month USD-LIBOR + 0.800%) due 8/25/67(a)(b)	1,256,522
		SLC Student Loan Trust:
980,399	AAA	Series 2006-1, Class A5, 2.229% (3-Month USD-LIBOR + 0.110%) due 3/15/27(a)	974,874
652,968	AAA	Series 2007-1, Class A4, 1.970% (3-Month USD-LIBOR + 0.060%) due 5/15/29(a)	639,774
		SLM Student Loan Trust:
240,535	AAA	Series 2003-10A, Class A3, 2.589% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	240,591
1,059,191	AAA	Series 2005-5, Class A4, 2.080% (3-Month USD-LIBOR + 0.140%) due 10/25/28(a)	1,049,698
545,416	B	Series 2008-5, Class A4, 3.640% (3-Month USD-LIBOR + 1.700%) due 7/25/23(a)	550,224

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
ASSET-BACKED SECURITIES - 6.5% - (continued)
Student Loans - 3.5% - (continued)
$ 776,789		B	Series 2008-7, Class A4, 2.840% (3-Month USD-LIBOR + 0.900%) due 7/25/23(a)	$769,223
124,276		B	Series 2008-8, Class A4, 3.440% (3-Month USD-LIBOR + 1.500%) due 4/25/23(a)	124,751
885,793		AAA	SMB Private Education Loan Trust, Series 2015-B, Class A2B, 2.965% (1-Month USD-LIBOR + 1.200%) due 7/15/27(a)(b)	890,371
663,148		AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.390% due 2/25/42(b)	663,572
859,228		AA+	Utah State Board of Regents, Series 2017-1, Class A, 2.573% (1-Month USD-LIBOR + 0.750%) due 1/25/57(a)	854,030

			Total Student Loans	17,620,654

			TOTAL ASSET-BACKED SECURITIES (Cost - $32,467,808)	32,414,651

SOVEREIGN BONDS - 2.5%
India - 0.9%
			Export-Import Bank of India:
2,500,000		BBB-	2.750% due 4/1/20	2,503,263
1,900,000		Baa2(c)	2.895% (3-Month USD-LIBOR + 1.000%) due 8/21/22(a)	1,901,406

			Total India	4,404,669

Mexico - 1.6%
160,580,000	MXN	A-	Mexican Bonos, 7.250% due 12/9/21	8,265,191

			TOTAL SOVEREIGN BONDS (Cost - $12,834,106)	12,669,860

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $534,773,126)	538,448,042

SHORT-TERM INVESTMENTS - 37.0%
COMMERCIAL PAPERS - 0.4%
			Syngenta Wilmington Inc.:
1,200,000			2.458% due 12/13/19(b)(j)	1,199,102
1,000,000			2.458% due 12/16/19(b)(j)	999,047

			TOTAL COMMERCIAL PAPERS (Cost - $2,198,149)	2,198,149

TIME DEPOSITS - 0.6%
1,657,195			ANZ National Bank - London, 0.920% due 12/2/19	1,657,195
			BBH - Grand Cayman:
2,613	DKK		(1.000)% due 12/2/19	386
912	EUR		(0.670)% due 12/2/19	1,005
38,683	JPY		(0.250)% due 12/2/19	353
543,793	AUD		0.320% due 12/2/19	367,903
6,072	NZD		0.350% due 12/2/19	3,897
648,478	CAD		0.830% due 12/2/19	488,238
302,926	GBP		Citibank - London, 0.370% due 12/2/19	391,804

			TOTAL TIME DEPOSITS (Cost - $2,910,781)	2,910,781

U.S. GOVERNMENT OBLIGATION - 36.0%
180,000,000			U.S. Treasury Bills, 0.437% due 1/28/20(j) (Cost - $179,560,401)	179,560,400

			TOTAL SHORT-TERM INVESTMENTS (Cost - $184,669,330)	184,669,330

			TOTAL INVESTMENTS - 144.8% (Cost - $719,442,456)	723,117,372

			Liabilities in Excess of Other Assets - (44.8)%	(223,768,829)

			TOTAL NET ASSETS - 100.0%	$499,348,543

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2019.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $163,081,445 and represents 32.7% of net assets.

(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Illiquid security.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2019, amounts to approximately $808,064 and represents 0.16% of net assets.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Affiliated security. As of November 30, 2019, total cost and total market value of affiliated securities amounted to $640,100 and $650,404, respectively.

Underlying Security	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/Interest Income	Ending Value as of November 30, 2019
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2004-HE4, Class M1, 3.390% due 5/25/34	$670,579	$—	$(22,361)	$120	$2,010	$56	$4,789	$650,404

(h)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(i)	This security is traded on a TBA basis (see Note 1).
(j)	Rate shown represents yield-to-maturity.

At November 30, 2019, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Ultra-Short Term Fixed Income Fund	$719,442,456	$6,085,143	$(1,771,961)	$4,313,182

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	38.0%
Collateralized Mortgage Obligations	13.9
U.S. Government Agencies & Obligations	8.4
Mortgage-Backed Securities	7.9
Asset-Backed Securities	4.5
Sovereign Bonds	1.8
Short-Term Investments	25.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2019, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond December Futures	122	12/19	$12,107,923	$12,133,915	$25,992
Canada Government 10-Year Bond March Futures	113	3/20	11,934,277	11,918,607	(15,670)
U.S. Treasury 2-Year Note March Futures	900	3/20	194,124,711	194,027,344	(97,367)
U.S. Ultra Long Bond March Futures	36	3/20	5,141,531	5,119,874	(21,657)

					(108,702)

Contracts to Sell:
90-Day Eurodollar December Futures	302	12/20	74,310,875	74,344,850	(33,975)
U.S. Treasury 5-Year Note March Futures	246	3/20	29,316,612	29,266,313	50,299
U.S. Treasury Ultra Long Bond March Futures	14	3/20	2,628,813	2,628,063	750

					17,074

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(91,628)

At November 30, 2019, Ultra-Short Term Fixed Income Fund had deposited cash of $ 1,645,000 with a broker or brokers as margin collateral an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2019, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	7,380,000	USD	5,063,338	JPM	$4,992,200	12/3/19	$(71,138)
Australian Dollar	14,636,000	USD	9,927,599	MLP	9,900,521	12/3/19	(27,078)
British Pound	8,887,000	USD	11,489,953	BNP	11,493,108	12/3/19	3,155
Canadian Dollar	2,268,000	USD	1,705,995	MLP	1,707,574	12/3/19	1,579
Euro	16,394,000	USD	18,061,270	BCLY	18,060,457	12/3/19	(813)
Japanese Yen	1,178,700,000	USD	10,843,457	MLP	10,773,239	12/3/19	(70,218)
Japanese Yen	1,178,700,000	USD	10,851,821	HSBC	10,808,473	1/10/20	(43,348)
Mexican Peso	779,000	USD	39,441	BNP	39,565	1/16/20	124
Mexican Peso	779,000	USD	40,071	HSBC	39,493	1/28/20	(578)

							(208,315)

Contracts to Sell:
Australian Dollar	244,000	USD	168,471	HSBC	165,053	12/3/19	3,418
Australian Dollar	21,772,000	USD	14,925,947	MLP	14,727,668	12/3/19	198,279
Australian Dollar	14,636,000	USD	9,937,434	MLP	9,911,268	1/10/20	26,166
British Pound	1,365,000	USD	1,770,530	HSBC	1,765,286	12/3/19	5,244
British Pound	7,522,000	USD	9,681,310	SCB	9,727,822	12/3/19	(46,512)
British Pound	8,887,000	USD	11,508,222	BNP	11,512,240	1/10/20	(4,018)
Canadian Dollar	361,000	USD	274,128	HSBC	271,797	12/3/19	2,331
Canadian Dollar	1,907,000	USD	1,447,922	MLP	1,435,778	12/3/19	12,144
Canadian Dollar	2,268,000	USD	1,706,644	MLP	1,708,225	1/10/20	(1,581)
Euro	11,832,000	USD	13,137,294	MLP	13,034,727	12/3/19	102,567
Euro	4,562,000	USD	5,033,350	SCB	5,025,729	12/3/19	7,621
Euro	16,394,000	USD	18,114,042	BCLY	18,115,097	1/10/20	(1,055)
Japanese Yen	1,178,700,000	USD	10,818,324	HSBC	10,773,238	12/3/19	45,086
Mexican Peso	779,000	USD	40,145	HSBC	39,566	1/16/20	579
Mexican Peso	45,626,000	USD	2,357,337	BCLY	2,313,113	1/28/20	44,224
Mexican Peso	51,961,000	USD	2,693,633	HSBC	2,634,281	1/28/20	59,352
Mexican Peso	9,700,000	USD	492,268	BNP	489,738	2/27/20	2,530
Mexican Peso	39,489,000	USD	1,997,009	HSBC	1,993,739	2/27/20	3,270
Mexican Peso	20,318,000	USD	1,028,400	HSBC	1,025,825	2/27/20	2,575

							462,220

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$253,905

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2019, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	28-Day MXN TIIE Banxico	6.475%	12/9/21	28-Day	MXN	48,700,000	$19,239	$—	$19,239
Receive	28-Day MXN TIIE Banxico	6.525%	12/9/21	28-Day	MXN	22,300,000	7,849	—	7,849
Receive	28-Day MXN TIIE Banxico	6.533%	12/9/21	28-Day	MXN	20,500,000	7,056	—	7,056
Receive	28-Day MXN TIIE Banxico	6.730%	12/21/21	28-Day	MXN	9,700,000	751	—	751
Receive	28-Day MXN TIIE Banxico	6.791%	12/23/21	28-Day	MXN	19,800,000	283	(28)	311
Receive	28-Day MXN TIIE Banxico	6.810%	12/22/21	28-Day	MXN	37,800,000	(122)	—	(122)
Receive	U.S. Federal Funds Effective Rate Index	2.300%	3/1/22	12-Month	USD	156,700,000	(3,325,965)	(3,577,459)	251,494
Pay	3-Month Canadian Bank Bill	2.500%	6/19/29	6-Month	CAD	4,500,000	186,008	231,385	(45,377)
Receive	3-Month USD-LIBOR	2.000%	12/10/29	6-Month	USD	25,200,000	(671,007)	(1,016,472)	345,465

							$(3,775,908)	$(4,362,574)	$586,666

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Depreciation
Markit CDX North America High Yield Series 33 5-Year Index	(5.000)%	12/20/24	3-Month	3.416%	USD	7,000,000	$(606,889)	$(496,212)	$(110,677)

							$(606,889)	$(496,212)	$(110,677)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At November 30, 2019, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $3,244,532 for open centrally cleared swap contracts.

At November 30, 2019, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $360,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 249-251 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 99.0%
United States - 99.0%
224,047	American Beacon AHL Managed Futures Strategy Fund, Class Y	$2,395,064
180,231	BlackRock Event Driven Equity Fund, Institutional Class	1,796,904
264,501	BlackRock Global Long/Short Credit Fund, Institutional Class	2,700,551
242,490	BlackRock Global Long/Short Equity Fund, Institutional Class	2,994,749
154,969	BNY Mellon Global Real Return, Class Y	2,392,717
85,007	Diamond Hill Long/Short Fund, Class I	2,412,491
141,496	Driehaus Event Driven Fund, Common Class	1,615,886
269,800	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	2,692,606
207,808	John Hancock Seaport Long/Short Fund, Class I	2,414,731
141,035	LoCorr Market Trend Fund, Class I*	1,657,160
246,568	PIMCO Mortgage Opportunities and Bond Fund, Class I-2	2,699,918
125,731	Tortoise MLP & Pipeline Fund, Institutional Class	1,459,742
257,222	Western Asset Macro Opportunities Fund, Class I	3,055,798

	TOTAL INVESTMENTS - 99.0% (Cost - $29,159,068)	30,288,317

	Other Assets in Excess of Liabilities - 1.0%	321,257

	TOTAL NET ASSETS - 100.0%	$30,609,574

*	Non-income producing security.

At November 30, 2019, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Alternative Strategies Fund	$29,159,068	$1,219,954	$(90,705)	$1,129,249

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

In August 2018, FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) Which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$145,459,649	$145,459,649	$—	$—
Consumer Discretionary	163,143,766	163,143,766	—	—
Consumer Staples	94,652,513	94,652,513	—	—
Energy	71,221,380	71,221,380	—	—
Financials	191,321,823	191,321,823	—	—
Health Care	256,960,132	256,960,132	—	—
Industrials	146,792,378	146,792,378	—	—
Information Technology	351,453,844	351,453,844	—	—
Materials	51,409,043	51,409,043	—	—
Real Estate	42,432,616	42,432,616	—	—
Utilities	34,351,631	34,351,631	—	—
Closed End Mutual Fund Security:
Financials	41,531,798	41,531,798	—	—
Right:
Communication Services	249	249	—	—
Short-Term Investments:
Money Market Fund	5,495,383	5,495,383	—	—
Time Deposits	29,032,918	—	29,032,918	—

Total Investments, at Value	$1,625,259,123	$1,596,226,205	$29,032,918	$—

Other Financial Instruments - Assets
Futures Contracts	$575,152	$575,152	$—	$—

Total Other Financial Instruments - Assets	$575,152	$575,152	$—	$—

	Total Fair Value at November 30, 2019		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$9,817,009		$9,817,009	$—	$—
Consumer Discretionary	33,631,137		33,631,137	—	—
Consumer Staples	12,850,498		12,850,498	—	—
Energy	7,893,176		7,893,176	—	—
Financials	67,399,864		67,399,864	—	—
Health Care	68,908,779		68,908,585	—	194
Industrials	74,403,255		74,403,255	—	—
Information Technology	84,530,600		84,530,600	—	—
Materials	22,255,153	*	22,254,659	—	494	*
Real Estate	30,696,313		30,696,313	—	—
Utilities	13,002,964		13,002,964	—	—
Preferred Stocks:
Financials	2,723,187		2,723,187	—	—
Convertible Preferred Stocks:
Health Care	672,906		672,906	—	—
Materials	299,994		299,994	—	—
Utilities	1,403,484		1,403,484	—	—
Closed End Mutual Fund Securities:
Financials	1,323,655		1,323,655	—	—
Short-Term Investments:
Money Market Fund	9,046,759		9,046,759	—	—
Time Deposits	14,160,546		—	14,160,546	—

Total Investments, at Value	$455,019,279	*	$440,858,045	$14,160,546	$688	*

Other Financial Instruments - Assets
Futures Contracts	$51,275		$51,275	$—	$—

Total Other Financial Instruments - Assets	$51,275		$51,275	$—	$—

	Total Fair Value at November 30, 2019		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$146,292,832		$96,456	$146,196,376	$—
Germany	118,625,810		—	118,625,810	—
Japan	286,806,519		—	286,806,519	—
Switzerland	137,250,326		—	137,250,326	—
United Kingdom	214,299,375		2,704,611	211,594,764	—
Other Countries**	471,754,955		88,523,161	383,231,794	—
Preferred Stocks:
Germany	12,129,671		—	12,129,671	—
Closed End Mutual Fund Security:
United States	688,208		688,208	—	—
Rights:
Australia	—	*	—	—	—	*
Faroe Island	2,969		—	2,969	—
United Kingdom	37,852		—	37,852	—
Short-Term Investments:
Money Market Fund	16,507,334		16,507,334	—	—
Time Deposits	18,423,118		—	18,423,118	—

Total Investments, at Value	$1,422,818,969	*	$108,519,770	$1,314,299,199	$—	*

Other Financial Instruments - Asset
Futures Contracts	$57,584		$57,584	$—	$—

Total Other Financial Instruments - Assets	$57,584		$57,584	$—	$—

	Total Fair Value at November 30, 2019		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
Brazil	$33,434,289		$33,434,289	$—	$—
China	139,524,082		44,294,173	95,229,909	—
India	54,282,717		6,126,951	48,155,766	—
Russia	28,414,319		24,423,302	3,991,017	—
South Korea	48,054,229		—	48,054,229	—
Taiwan	32,325,496		—	32,325,496	—
Other Countries**	164,857,966		31,133,102	133,724,864	—
Preferred Stocks:
Brazil	6,124,082		6,124,082	—	—
Chile	115,314		115,314	—	—
Colombia	223,239		223,239	—	—
Russia	153,464		109,542	43,922	—
South Korea	1,028,345		—	1,028,345	—
Rights:
Brazil	67		67	—	—
China	2,419		—	2,419	—
South Korea	—	*	—	—	—	*
Short-Term Investments:
Money Market Fund	8,902,609		8,902,609	—	—
Time Deposits	12,489,281		—	12,489,281	—

Total Investments, at Value	$529,931,918	*	$154,886,670	$375,045,248	$—	*

Other Financial Instruments - Asset
Futures Contract	$14,706		$14,706	$—	$—

Total Other Financial Instruments - Assets	$14,706		$14,706	$—	$—

	Total Fair Value at November 30, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Mortgage-Backed Securities	$360,723,401	$—	$360,723,401	$—
Corporate Bonds & Notes	322,253,236 *	—	322,253,236	—	*
U.S. Government Agencies & Obligations	297,267,835	—	297,267,835	—
Collateralized Mortgage Obligations	125,776,246	—	125,776,246	—
Sovereign Bonds	37,249,965	—	37,249,965	—
Asset-Backed Securities	21,389,997	—	21,389,997	—
Senior Loans	14,014,886	—	14,014,886	—
Municipal Bonds	5,209,257	—	5,209,257	—
Purchased Options	171,938	171,938	—	—
Short-Term Investments:
Commercial Papers	2,549,965	—	2,549,965	—
Corporate Bond	966,785	—	966,785	—
Money Market Fund	251,302	251,302	—	—
Repurchase Agreement	10,000,000	—	10,000,000	—
Sovereign Bonds	3,886,873	—	3,886,873	—
Time Deposits	54,661,628	—	54,661,628	—
U.S. Government Agency	1,894,950	—	1,894,950	—
U.S. Government Obligation	286,639	—	286,639	—

Total Investments, at Value	$1,258,554,903 *	$423,240	$1,258,131,663	$—	*

Other Financial Instruments - Assets
Futures Contracts	$1,747,070	$1,747,070	$—	$—
Forward Foreign Currency Contracts	496,445	—	496,445	—
OTC Interest Rate Swaps	388,401	—	388,401	—
Centrally Cleared Interest Rate Swaps	904,186	—	904,186	—

Total Other Financial Instruments - Assets	$3,536,102	$1,747,070	$1,789,032	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(251,188)	$(251,188)	$—	$—
Futures Contracts	(472,223)	(472,223)	—	—
Forward Foreign Currency Contracts	(223,787)		(223,787)	—
Centrally Cleared Interest Rate Swaps	(887,409)	—	(887,409)	—
Centrally Cleared Credit Default Swaps	(387,950)	—	(387,950)	—

Total Other Financial Instruments - Liabilities	$(2,222,557)	$(723,411)	$(1,499,146)	$—

	Total Fair Value at November 30, 2019		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$42,375,231	*	$—	$42,375,231	$—	*
Senior Loans	3,312,471		—	3,312,471	—
Closed End Mutual Fund Securities:
Financials	415,068		415,068	—	—
Common Stocks:
Communication	7,233		7,233	—	—
Consumer cyclical	2,309		—	—	2,309
Energy	216,524		206,352	—	10,172
Financials	5,200		—	—	5,200
Preferred Stocks:
Financials	131,238		131,238	—	—
Sovereign Bond	65,490		—	65,490	—
Warrant:
Media	12,475		12,475	—	—
Right:
Media	30		30	—	—
Short-Term Investments:
Money Market Fund	351,893		351,893	—	—
Time Deposits	694,229		—	694,229	—

Total Investments, at Value	$47,589,391	*	$1,124,289	$46,447,421	$17,681	*

	Total Fair Value at November 30, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$80,125,337	$—	$80,125,337	$—
Closed End Mutual Fund Security:
United States	3,432,905	3,432,905	—	—
Short-Term Investments:
Time Deposits	580,520	—	580,520	—

Total Investments, at Value	$84,138,762	$3,432,905	$80,705,857	$—

Other Financial Instruments - Assets
Futures Contract	$20,312	$20,312	$—	$—

Total Other Financial Instruments - Assets	$20,312	$20,312	$—	$—

	Total Fair Value at November 30, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Sovereign Bonds
France	$8,275,388	$—	$8,275,388	$—
Italy	11,268,723	—	11,268,723	—
Japan	27,805,577	—	27,805,577	—
Spain	11,544,081	—	11,544,081	—
Other Countries**	20,842,373	—	20,842,373	—
Corporate Bonds & Notes
Denmark	7,695,469	—	7,695,469	—
United Kingdom	9,633,372	—	9,633,372	—
United States	7,910,047	—	7,910,047	—
Other Countries**	19,403,260	—	19,403,260	—
Mortgage-Backed Securities	42,499,542	—	42,499,542	—
Collateralized Mortgage Obligations	24,437,892	—	24,437,892	—
U.S. Government Obligations	11,936,709	—	11,936,709	—
Asset-Backed Securities	886,030	—	886,030	—
Senior Loan	196,718	—	196,718	—
Municipal Bond	30,933	—	30,933	—
Purchased Options	132,227	989	131,238	—
Short-Term Investments:
Time Deposits	2,180,947	—	2,180,947	—

Total Investments, at Value	$206,679,288	$989	$206,678,299	$—

Other Financial Instruments - Asset
Futures Contracts	$75,667	$75,667	$—	$—
Forward Foreign Currency Contracts	1,218,040	—	1,218,040	—
OTC Interest Rate Swaps	81,994	—	81,994	—
Centrally Cleared Interest Rate Swaps	724,300	—	724,300	—
OTC Credit Default Swaps	27,932	—	27,932	—
Centrally Cleared Credit Default Swaps	35,391	—	35,391	—

Total Other Financial Instruments - Assets	$2,163,324	$75,667	$2,087,657	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(171,085)	$—	$(171,085)	$—
Reverse Repurchase Agreements	(26,253,302)	—	(26,253,302)	—
Forward Sale Commitment	(103,625)	—	(103,625)	—
Futures Contracts	(337,466)	(337,466)	—	—
Forward Foreign Currency Contracts	(850,100)	—	(850,100)	—
OTC Total Return Swaps	(78,380)	—	(78,380)	—
Centrally Cleared Interest Rate Swaps	(1,398,477)	—	(1,398,477)	—
OTC Credit Default Swaps	(63,094)	—	(63,094)	—
Centrally Cleared Credit Default Swaps	(208,221)	—	(208,221)	—
OTC Cross-Currency Swaps	(21,042)	—	(21,042)	—

Total Other Financial Instruments - Liabilities	$(29,484,792)	$(337,466)	$(29,147,326)	$—

	Total Fair Value at November 30, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$219,823,216	$—	$219,823,216	$—
Mortgage-Backed Securities	26,765,791	—	26,765,791	—
Collateralized Mortgage Obligations	24,709,273	—	24,709,273	—
Corporate Bonds & Notes	9,412,556	—	9,412,556	—
Sovereign Bonds	8,349,338	—	8,349,338	—
Purchased Options	84,240	1,570	82,670	—
Short-Term Investments:
Time Deposits	1,801,664	—	1,801,664	—

Total Investments, at Value	$290,946,078	$1,570	$290,944,508	$—

Other Financial Instruments - Assets
Futures Contracts	$173,842	$173,842	$—	$—
Forward Foreign Currency Contracts	336,006	—	336,006	—
Centrally Cleared Interest Rate Swaps	868,814	—	868,814	—
Centrally Cleared Inflation Rate Swaps	748,637	—	748,637	—
OTC Credit Default Swap	690	—	690	—
Centrally Cleared Credit Default Swap	6,182	—	6,182	—

Total Other Financial Instruments - Assets	$2,134,171	$173,842	$1,960,329	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(129,500)	$(30,252)	$(99,248)	$—
Reverse Repurchase Agreements	(55,471,223)	—	(55,471,223)	—
Futures Contracts	(44,818)	(44,818)	—	—
Forward Foreign Currency Contracts	(172,044)	—	(172,044)	—
Centrally Cleared Interest Rate Swaps	(1,153,682)	—	(1,153,682)	—
Centrally Cleared Inflation Rate Swaps	(393,233)	—	(393,233)	—
OTC Credit Default Swaps	(37,420)	—	(37,420)	—
Centrally Cleared Credit Default Swaps	(141,652)	—	(141,652)	—

Total Other Financial Instruments - Liabilities	$(57,543,572)	$(75,070)	$(57,468,502)	$—

	Total Fair Value at November 30, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$274,604,699	$—	$274,604,699	$—
Collateralized Mortgage Obligations	100,836,590	—	100,836,590	—
U.S. Government Agencies & Obligations	60,938,702	—	60,938,702	—
Mortgage-Backed Securities	56,983,540	—	56,983,540	—
Asset-Backed Securities	32,414,651	—	32,414,651	—
Sovereign Bonds	12,669,860	—	12,669,860	—
Short-Term Investments:
Commercial Papers	2,198,149	—	2,198,149	—
Time Deposits	2,910,781	—	2,910,781	—
U.S. Government Obligation	179,560,400	—	179,560,400	—

Total Investments, at Value	$723,117,372	$—	$723,117,372	$—

Other Financial Instruments - Assets
Futures Contracts	$77,041	$77,041	$—	$—
Forward Foreign Currency Contracts	520,244	—	520,244	—
Centrally Cleared Interest Rate Swaps	632,165	—	632,165	—

Total Other Financial Instruments - Assets	$1,229,450	$77,041	$1,152,409	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(168,669)	$(168,669)	$—	$—
Forward Foreign Currency Contracts	(266,339)	—	(266,339)	—
Centrally Cleared Interest Rate Swaps	(45,499)	—	(45,499)	—
Centrally Cleared Credit Default Swaps	(110,677)	—	(110,677)	—

Total Other Financial Instruments - Liabilities	$(591,184)	$(168,669)	$(422,515)	$—

	Total Fair Value at November 30, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$30,288,317	$30,288,317	$—	$—

Total Investments, at Value	$30,288,317	$30,288,317	$—	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2019 through November 30, 2019:

	Total		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Rights		Warrant
Small-Mid Cap Equity Fund
Balance as of August 31, 2019	$688	*	$688	*	$—		$—	$—		$—
Total realized gain (loss)	—		—		—		—	—		—
Change in unrealized appreciation (depreciation)	—		—		—		—	—		—
Purchases	—		—		—		—	—		—
(Sales)	—		—		—		—	—		—
Transfers in	—		—		—		—	—		—
(Transfers out)	—		—		—		—	—		—

Balance as of November 30, 2019	$688	*	$688	*	$—		$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2019	$—		$—		$—		$—	$—		$—

	Total		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Rights		Warrant
International Equity Fund
Balance as of August 31, 2019	$—		—		$—		$—	$—		$—
Total realized gain (loss)	—		—		—		—	—		—
Change in unrealized appreciation (depreciation)	—		—		—		—	—		—
Purchases	—	*	—		—		—	—	*	—
(Sales)	—		—		—		—	—		—
Transfers in	—		—		—		—	—		—
(Transfers out)	—		—		—		—	—		—

Balance as of November 30, 2019	$—	*	$—		$—		$—	$—	*	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2019	$—		$—		$—		$—	$—		$—

	Total		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Rights		Warrant
Emerging Markets Equity Fund
Balance as of August 31, 2019	$—		$—		$—		$—	$—		$—
Total realized gain (loss)	—		—		—		—	—		—
Change in unrealized appreciation (depreciation)	—		—		—		—	—		—
Purchases	—	*	—		—		—	—	*	—
(Sales)	—		—		—		—	—		—
Transfers in	—		—		—		—	—		—
(Transfers out)	—		—		—		—	—		—

Balance as of November 30, 2019	$—	*	$—		$—		$—	$—	*	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2019	$—		$—		$—		$—	$—		$—

	Total		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Rights		Warrant
Core Fixed Income Fund
Balance as of August 31, 2019	$—	*	$—		$—	*	$—	$—		$—
Total realized gain (loss)	—		—		—		—	—		—
Accrued discounts (premiums)	—		—		—		—	—		—
Change in unrealized appreciation (depreciation)	—		—		—		—	—		—
Purchases	—		—		—		—	—		—
(Sales)	—		—		—		—	—		—
Transfers in	—		—		—		—	—		—
(Transfers out)	—		—		—		—	—		—

Balance as of November 30, 2019	$—	*	$—		$—	*	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2019	$—		$—		$—		$—	$—		$—

	Total		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Rights		Warrant
High Yield Fund
Balance as of August 31, 2019	$18,738	*	$18,738		$—	*	$—	$—		$—
Total realized gain (loss)	—		—		—		—	—		—
Accured discounts (premiums)	—		—		—		—	—		—
Change in unrealized appreciation (depreciation)	(1,057)		(1,057)		—		—	—		—
Purchases	—		—		—		—	—		—
(Sales)	—		—		—		—	—		—
Transfers In	—		—		—		—	—		—
(Transfers Out)	—		—		—		—	—		—

Balance as of November 30, 2019	$17,681	*	$17,681		$—	*	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2019	$(1,057)		$(1,057)		$—		$—	$—		$—

*	Includes securities that are valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio

(“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 1(x).

At November 30, 2019, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$5,367,294	$—	$(5,367,294)	$0
Small-Mid Cap Equity Fund	9,046,759	—	(9,046,759)	0
International Equity Fund	15,712,747	—	(15,712,747)	0
Emerging Markets Equity Fund	8,611,637	—	(8,611,637)	0
Core Fixed Income Funds	242,233	—	(242,233)	0
High Yield Fund	341,873	—	(341,873)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $5,495,383, $9,350,066, $16,507,334, $8,902,609, $251,302 and $351,893, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2019 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Offering costs. Offering costs are incurred in connection with launching of new funds. These offering costs are accounted for as deferred charges and are being amortized to expense over 12 months on a straight line basis.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period.

The following table summarizes the Core Fixed Income Fund’s fully unfunded loan position as of November 30, 2019.

	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Depreciation
Allied Universal Holdco LLC	$16,535	$16,535	$16,522	$(13)

(x) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at November 30, 2019 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of November 30, 2019 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of November 30, 2019.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at November 30, 2019 have been disclosed under respective schedules of investments.